Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (4.2%):
Activision Blizzard, Inc.	19,589	$1,165,154
Alphabet, Inc., Class A(a)	1,195	1,388,530
AT&T, Inc.	56,368	1,643,127
Cable One, Inc.	1,540	2,531,775
Charter Communications, Inc., Class A(a)	3,885	1,695,064
Comcast Corp., Class A	44,407	1,526,713
Discovery, Inc., Class A(a)(b)	45,631	887,067
DISH Network Corp., Class A(a)	30,851	616,711
Electronic Arts, Inc.(a)	9,845	986,174
Facebook, Inc., Class A(a)	6,325	1,055,010
InterActive Corp.(a)	4,924	882,529
Match Group, Inc.(a)(b)	9,811	647,918
Netflix, Inc.(a)	3,493	1,311,621
Omnicom Group, Inc.	26,025	1,428,773
Sirius XM Holdings, Inc.(b)	265,558	1,311,857
Take-Two Interactive Software, Inc.(a)	8,161	967,976
The Walt Disney Co.	11,698	1,130,027
T-Mobile U.S., Inc.(a)	22,222	1,864,426
TripAdvisor, Inc.	31,731	551,802
Twitter, Inc.(a)	20,821	511,364
Verizon Communications, Inc.	36,305	1,950,668
ViacomCBS, Inc., Class B(b)	37,209	521,298
		26,575,584
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	10,928	1,019,801
Amazon.com, Inc.(a)	760	1,481,788
Aptiv PLC	14,515	714,719
Aramark	34,832	695,595
AutoZone, Inc.(a)	1,754	1,483,884
Best Buy Co., Inc.	16,537	942,609
Booking Holdings, Inc.(a)	719	967,285
BorgWarner, Inc.	39,169	954,549
Bright Horizons Family Solutions, Inc.(a)	14,176	1,445,952
Burlington Stores, Inc.(a)	4,962	786,279
CarMax, Inc.(a)	16,603	893,739
Chipotle Mexican Grill, Inc.(a)	1,571	1,028,062
Columbia Sportswear Co.(b)	14,247	994,013
D.R. Horton, Inc.	28,001	952,034
Darden Restaurants, Inc.	14,660	798,384
Dollar General Corp.	10,153	1,533,204
Domino’s Pizza, Inc.	5,689	1,843,634
Dunkin’ Brands Group, Inc.	23,814	1,264,523
eBay, Inc.	39,970	1,201,498
Etsy, Inc.(a)	14,480	556,611
Five Below, Inc.(a)	8,326	585,984
Garmin Ltd.	17,656	1,323,494
General Motors Co., Class C	43,238	898,486
Gentex Corp.	56,502	1,252,084
Genuine Parts Co.	22,733	1,530,613
Grand Canyon Education, Inc.(a)	8,130	620,197
Hasbro, Inc.	11,041	789,984
Hilton Worldwide Holdings, Inc.	18,031	1,230,435
Hyatt Hotels Corp., Class A(b)	26,221	1,255,986
Kohl’s Corp.	19,998	291,771
Lear Corp.	11,324	920,075
Lennar Corp., Class A	27,290	1,042,478

Security Description	Shares	Value
LKQ Corp.(a)	59,269	$1,215,607
Marriott International, Inc., Class A	12,653	946,571
McDonald’s Corp.	12,393	2,049,184
Mohawk Industries, Inc.(a)	9,702	739,680
Nike, Inc., Class B	17,633	1,458,954
Norwegian Cruise Line Holdings Ltd.(a)	27,969	306,540
NVR, Inc.(a)	457	1,174,083
O’Reilly Automotive, Inc.(a)	4,791	1,442,331
Planet Fitness, Inc., Class A(a)	19,703	959,536
Pool Corp.	8,890	1,749,285
PulteGroup, Inc.	42,855	956,524
PVH Corp.	12,223	460,074
Ralph Lauren Corp.	14,412	963,154
Ross Stores, Inc.	15,841	1,377,692
Royal Caribbean Cruises Ltd.(b)	12,584	404,827
Service Corp. International	40,275	1,575,155
Starbucks Corp.	19,414	1,276,276
Tapestry, Inc.	40,343	522,442
Target Corp.	10,301	957,684
The Gap, Inc.(b)	61,247	431,179
The Home Depot, Inc.	8,504	1,587,781
The TJX Cos., Inc.	32,705	1,563,625
Tractor Supply Co.	15,607	1,319,572
Ulta Beauty, Inc.(a)	3,671	644,995
VF Corp.	18,273	988,204
Whirlpool Corp.(b)	8,680	744,744
Wynn Resorts Ltd.	8,594	517,273
Yum China Holdings, Inc.	27,887	1,188,823
Yum! Brands, Inc.	21,518	1,474,629
		64,296,174
Consumer Staples (7.4%):
Altria Group, Inc.	33,548	1,297,301
Archer-Daniels-Midland Co.	48,779	1,716,045
Brown-Forman Corp., Class B	32,258	1,790,642
Casey’s General Stores, Inc.	11,044	1,463,220
Church & Dwight Co., Inc.	23,804	1,527,741
Colgate-Palmolive Co.	30,809	2,044,485
Conagra Brands, Inc.	33,342	978,254
Costco Wholesale Corp.	6,340	1,807,724
General Mills, Inc.	34,965	1,845,103
Hormel Foods Corp.(b)	44,677	2,083,735
Kimberly-Clark Corp.	12,875	1,646,326
Lamb Weston Holdings, Inc.	21,957	1,253,745
McCormick & Co., Inc.	10,698	1,510,665
Molson Coors Beverage Co., Class B(b)	29,036	1,132,694
Mondelez International, Inc., Class A	43,621	2,184,540
Monster Beverage Corp.(a)	21,409	1,204,470
PepsiCo, Inc.	18,243	2,190,984
Philip Morris International, Inc.	18,769	1,369,386
Sysco Corp.	29,178	1,331,392
The Boston Beer Co., Inc., Class A(a)(b)	2,568	943,894
The Clorox Co.	11,183	1,937,455
The Coca-Cola Co.	37,418	1,655,747
The Estee Lauder Cos., Inc., Class A	6,587	1,049,573
The Hershey Co.	15,095	2,000,088
The J.M. Smucker Co.	16,315	1,810,965
The Kroger Co.	58,639	1,766,207
Tyson Foods, Inc., Class A	18,944	1,096,289

Security Description	Shares	Value
U.S. Foods Holding Corp.(a)	45,143	$799,483
Walgreens Boots Alliance, Inc.	26,749	1,223,767
Walmart, Inc.(b)	19,726	2,241,267
		46,903,187
Energy (1.8%):
Cabot Oil & Gas Corp.	76,877	1,321,515
Chevron Corp.	16,167	1,171,461
ConocoPhillips	26,781	824,855
Continental Resources, Inc.(b)	28,135	214,951
Diamondback Energy, Inc.	10,933	286,445
EOG Resources, Inc.	15,050	540,596
Exxon Mobil Corp.	28,480	1,081,386
Halliburton Co.	56,472	386,833
HollyFrontier Corp.	26,023	637,824
Kinder Morgan, Inc.	92,174	1,283,061
Marathon Oil Corp.(b)	82,873	272,652
Occidental Petroleum Corp.	31,286	362,292
ONEOK, Inc.	22,954	500,627
Phillips 66	16,060	861,619
Schlumberger Ltd.	37,777	509,612
Valero Energy Corp.	16,686	756,877
		11,012,606
Financials (14.9%):
Aflac, Inc.	42,471	1,454,207
Ally Financial, Inc.	50,283	725,584
American Express Co.	16,399	1,403,917
Ameriprise Financial, Inc.	10,713	1,097,868
Arch Capital Group Ltd.(a)	51,943	1,478,298
Arthur J. Gallagher & Co.	23,973	1,954,039
Assurant, Inc.	15,230	1,585,291
Bank of America Corp.	55,701	1,182,532
BlackRock, Inc., Class A	4,119	1,812,236
BOK Financial Corp.(b)	19,707	838,730
Brown & Brown, Inc.	61,512	2,227,966
Capital One Financial Corp.	16,678	840,905
Cboe Global Markets, Inc.	16,214	1,447,100
Chubb Ltd.	14,536	1,623,526
Citigroup, Inc.	23,111	973,435
Citizens Financial Group, Inc.	41,854	787,274
CME Group, Inc.	9,987	1,726,852
Comerica, Inc.	22,325	655,016
Commerce Bancshares, Inc., Class C(b)	34,999	1,762,199
Credit Acceptance Corp.(a)(b)	3,432	877,528
Discover Financial Services	19,501	695,601
E*TRADE Financial Corp.	34,365	1,179,407
East West Bancorp, Inc.	29,219	752,097
Erie Indemnity Co., Class A	6,130	908,711
FactSet Research Systems, Inc.	6,263	1,632,639
Fidelity National Financial, Inc.	44,827	1,115,296
Fifth Third Bancorp	57,295	850,831
First American Financial Corp.	32,974	1,398,427
First Republic Bank	16,886	1,389,380
Franklin Resources, Inc.	59,270	989,216
Globe Life, Inc.	23,830	1,715,045
Huntington Bancshares, Inc.	116,601	957,294
Intercontinental Exchange, Inc.	24,998	2,018,588

Security Description	Shares	Value
Invesco Ltd.	86,693	$787,172
JPMorgan Chase & Co.	17,634	1,587,589
KeyCorp	83,725	868,228
Lincoln National Corp.	25,532	672,002
LPL Financial Holdings, Inc.	16,707	909,362
M&T Bank Corp.(b)	11,275	1,166,173
MarketAxess Holdings, Inc.	3,697	1,229,511
Marsh & McLennan Cos., Inc.	22,394	1,936,185
MetLife, Inc.	40,523	1,238,788
Moody’s Corp.	7,662	1,620,513
Morgan Stanley	36,755	1,249,670
Morningstar, Inc.	12,660	1,471,725
MSCI, Inc.	6,354	1,836,052
New York Community Bancorp, Inc.	141,512	1,328,798
Northern Trust Corp.	17,961	1,355,337
People’s United Financial, Inc.(b)	118,432	1,308,674
Principal Financial Group, Inc.	27,921	875,044
Prudential Financial, Inc.	18,702	975,122
Raymond James Financial, Inc.	20,000	1,264,000
Regions Financial Corp.	94,230	845,243
Reinsurance Group of America, Inc.	12,971	1,091,380
S&P Global, Inc.	7,507	1,839,590
Santander Consumer USA Holdings, Inc.	56,993	792,773
SEI Investments Co.	28,030	1,298,910
Signature Bank	12,310	989,601
State Street Corp.	29,054	1,547,707
SVB Financial Group(a)	5,757	869,768
Synchrony Financial	48,552	781,202
Synovus Financial Corp.	37,337	655,638
T. Rowe Price Group, Inc.	14,336	1,399,910
TCF Financial Corp.	33,171	751,655
TD Ameritrade Holding Corp.	33,996	1,178,301
The Bank of New York Mellon Corp.	39,695	1,336,928
The Charles Schwab Corp.	36,759	1,235,838
The Goldman Sachs Group, Inc.	7,236	1,118,613
The Hartford Financial Services Group, Inc.	40,351	1,421,969
The PNC Financial Services Group, Inc.	14,046	1,344,483
The Progressive Corp.	23,038	1,701,126
The Travelers Cos., Inc.	16,891	1,678,121
Truist Financial Corp.	37,631	1,160,540
U.S. Bancorp	41,362	1,424,921
Voya Financial, Inc.	32,345	1,311,590
W.R. Berkley Corp.	34,666	1,808,525
Wells Fargo & Co.	39,142	1,123,375
Zions Bancorp NA	35,743	956,483
		97,401,170
Health Care (13.3%):
Abbott Laboratories	20,507	1,618,207
ABIOMED, Inc.(a)(b)	4,192	608,511
Agilent Technologies, Inc.	20,131	1,441,782
Align Technology, Inc.(a)	4,219	733,895
AmerisourceBergen Corp.	16,441	1,455,029
Amgen, Inc.	7,805	1,582,308
Anthem, Inc.	4,818	1,093,879
Baxter International, Inc.	24,015	1,949,778
Biogen, Inc.(a)	4,068	1,287,034
Bio-Techne Corp.	7,464	1,415,324
Boston Scientific Corp.(a)	36,514	1,191,452

Security Description	Shares	Value
Bristol-Myers Squibb Co.	27,853	$1,552,526
Bruker Corp.	26,414	947,206
Cardinal Health, Inc.	30,151	1,445,439
Centene Corp.(a)	23,618	1,403,145
Cerner Corp.	23,786	1,498,280
Charles River Laboratories International, Inc.(a)	9,954	1,256,294
Chemed Corp.	4,678	2,026,509
Cigna Corp.	7,688	1,362,160
Danaher Corp.	12,815	1,773,724
DENTSPLY SIRONA, Inc.	25,988	1,009,114
Edwards Lifesciences Corp.(a)	5,904	1,113,612
Elanco Animal Health, Inc.(a)	50,318	1,126,620
Eli Lilly & Co.	15,343	2,128,382
Encompass Health Corp.	24,184	1,548,501
Exelixis, Inc.(a)	49,342	849,669
Gilead Sciences, Inc.	27,177	2,031,753
HCA Healthcare, Inc.	10,770	967,685
Henry Schein, Inc.(a)(b)	26,139	1,320,542
Hill-Rom Holdings, Inc.	14,822	1,491,093
Humana, Inc.	4,480	1,406,810
IDEXX Laboratories, Inc.(a)	5,170	1,252,381
Illumina, Inc.(a)	3,802	1,038,402
Incyte Pharmaceuticals, Inc.(a)	14,072	1,030,493
Insulet Corp.(a)	5,919	980,660
Intuitive Surgical, Inc.(a)	2,541	1,258,329
IQVIA Holdings, Inc.(a)	10,165	1,096,397
Jazz Pharmaceuticals PLC(a)	9,629	960,396
Johnson & Johnson	14,926	1,957,246
Laboratory Corp. of America Holdings(a)	10,474	1,323,809
Masimo Corp.(a)	8,964	1,587,704
Medtronic PLC	19,587	1,766,356
Merck & Co., Inc.	23,464	1,805,320
Mettler-Toledo International, Inc.(a)	2,277	1,572,291
Molina Healthcare, Inc.(a)	6,842	955,896
PerkinElmer, Inc.	17,550	1,321,164
PRA Health Sciences, Inc.(a)	12,858	1,067,728
Quest Diagnostics, Inc.	17,122	1,374,897
Regeneron Pharmaceuticals, Inc.(a)	4,387	2,142,127
ResMed, Inc.	8,768	1,291,439
Stryker Corp.	7,357	1,224,867
Teleflex, Inc.	4,155	1,216,833
The Cooper Cos., Inc.	5,835	1,608,534
Thermo Fisher Scientific, Inc.	5,763	1,634,387
UnitedHealth Group, Inc.	6,344	1,582,066
Universal Health Services, Inc., Class B	10,341	1,024,586
Varian Medical Systems, Inc.(a)	15,193	1,559,713
Veeva Systems, Inc., Class A(a)	6,344	992,011
Vertex Pharmaceuticals, Inc.(a)	7,258	1,727,041
Waters Corp.(a)	6,170	1,123,249
West Pharmaceutical Services, Inc.	11,135	1,695,304
Zoetis, Inc.	13,645	1,605,880
		85,413,769
Industrials (16.5%):
3M Co.	9,135	1,247,019
AECOM(a)	46,187	1,378,682
AGCO Corp.	19,188	906,633
Alaska Air Group, Inc.	25,588	728,490

Security Description	Shares	Value
Allegion PLC	19,921	$1,833,131
Allison Transmission Holdings, Inc.	35,071	1,143,665
AMERCO, Inc.	5,288	1,536,428
American Airlines Group, Inc.(b)	38,383	467,889
AMETEK, Inc.	22,548	1,623,907
AO Smith Corp.	33,113	1,252,003
BWX Technologies, Inc.	23,501	1,144,734
C.H. Robinson Worldwide, Inc.	20,691	1,369,744
Carlisle Cos., Inc.	12,242	1,533,678
Caterpillar, Inc.	11,610	1,347,224
Cintas Corp.	6,605	1,144,118
Copart, Inc.(a)	23,946	1,640,780
CoStar Group, Inc.(a)	2,257	1,325,333
CSX Corp.	23,839	1,365,975
Cummins, Inc.	10,758	1,455,773
Deere & Co.	8,691	1,200,749
Delta Air Lines, Inc.(b)	25,706	733,392
Donaldson Co., Inc.	32,919	1,271,661
Dover Corp.	17,219	1,445,363
Eaton Corp. PLC	21,202	1,647,183
Emerson Electric Co.	27,740	1,321,811
Expeditors International of Washington, Inc.	24,676	1,646,383
Fastenal Co.	50,873	1,589,781
Flowserve Corp.(b)	28,076	670,736
Fortive Corp.	24,709	1,363,690
Fortune Brands Home & Security, Inc.	27,408	1,185,396
General Dynamics Corp.	9,680	1,280,761
Graco, Inc.	38,948	1,897,935
HD Supply Holdings, Inc.(a)	48,474	1,378,116
HEICO Corp.	10,359	772,885
Hexcel Corp.	20,322	755,775
Honeywell International, Inc.	12,662	1,694,049
Hubbell, Inc.	12,482	1,432,185
Huntington Ingalls Industries, Inc.	7,973	1,452,760
IDEX Corp.	10,817	1,493,936
Illinois Tool Works, Inc.	11,002	1,563,604
Ingersoll Rand, Inc.(a)	38,667	958,942
J.B. Hunt Transport Services, Inc.	12,762	1,177,039
Kansas City Southern	12,293	1,563,424
Knight-Swift Transportation Holdings, Inc.	26,559	871,135
L3Harris Technologies, Inc.	7,289	1,312,895
Lennox International, Inc.	7,230	1,314,342
Lockheed Martin Corp.	5,135	1,740,508
Masco Corp.	32,390	1,119,722
Nordson Corp.	11,498	1,553,035
Norfolk Southern Corp.	8,798	1,284,508
Northrop Grumman Corp.	4,426	1,339,086
Old Dominion Freight Line, Inc.	13,108	1,720,557
Owens Corning, Inc.	21,335	828,011
PACCAR, Inc.	26,462	1,617,622
Parker-Hannifin Corp.	8,737	1,133,451
Republic Services, Inc.	31,325	2,351,255
Robert Half International, Inc.	25,025	944,694
Rockwell Automation, Inc.	9,433	1,423,534
Rollins, Inc.	46,128	1,667,066
Roper Technologies, Inc.	5,261	1,640,432
Snap-on, Inc.	10,178	1,107,570
Southwest Airlines Co.	28,765	1,024,322
Spirit Aerosystems Holdings, Inc., Class A	16,213	387,977

Security Description	Shares	Value
Teledyne Technologies, Inc.(a)	5,918	$1,759,244
Textron, Inc.	30,254	806,874
The Middleby Corp.(a)	13,226	752,295
The Toro Co.	27,258	1,774,222
Trane Technologies PLC	19,655	1,623,306
TransDigm Group, Inc.	2,594	830,573
TransUnion	18,409	1,218,308
Union Pacific Corp.	9,283	1,309,274
United Airlines Holdings, Inc.(a)	17,778	560,896
United Parcel Service, Inc., Class B	11,954	1,116,743
United Rentals, Inc.(a)	8,675	892,658
United Technologies Corp.	12,426	1,172,145
Verisk Analytics, Inc., Class A(b)	14,963	2,085,542
W.W. Grainger, Inc.	5,073	1,260,641
Waste Management, Inc.	21,274	1,969,121
Watsco, Inc.	10,500	1,659,314
Woodward, Inc.	12,481	741,871
XPO Logistics, Inc.(a)	9,451	460,736
Xylem, Inc.	23,159	1,508,346
		105,826,593
Information Technology (17.3%):
Accenture PLC, Class A	9,994	1,631,620
Adobe, Inc.(a)	4,749	1,511,322
Advanced Micro Devices, Inc.(a)	20,129	915,467
Akamai Technologies, Inc.(a)	18,187	1,663,929
Alliance Data Systems Corp.	8,882	298,879
Amphenol Corp., Class A	19,063	1,389,311
Analog Devices, Inc.	11,663	1,045,588
ANSYS, Inc.(a)	7,524	1,749,104
Apple, Inc.	6,174	1,569,986
Applied Materials, Inc.	21,942	1,005,382
Arista Networks, Inc.(a)	4,314	873,801
Aspen Technology, Inc.(a)	8,857	842,035
Automatic Data Processing, Inc.	11,333	1,548,994
Black Knight, Inc.(a)	38,634	2,243,090
Booz Allen Hamilton Holdings Corp.	25,923	1,779,355
Broadcom, Inc.	4,268	1,011,943
Broadridge Financial Solutions, Inc.	14,940	1,416,760
CACI International, Inc., Class A(a)	7,477	1,578,769
Cadence Design Systems, Inc.(a)	21,203	1,400,246
CDW Corp.	12,388	1,155,429
Ciena Corp.(a)	21,666	862,523
Cisco Systems, Inc.	31,263	1,228,949
Citrix Systems, Inc.	25,298	3,580,932
Cognex Corp.	23,724	1,001,627
Cognizant Technology Solutions Corp., Class A	23,443	1,089,396
Corning, Inc.	47,646	978,649
Dolby Laboratories, Inc., Class A	24,432	1,324,459
DXC Technology Co.	24,709	322,452
Entegris, Inc.	26,862	1,202,612
EPAM Systems, Inc.(a)	6,899	1,280,868
Euronet Worldwide, Inc.(a)	9,707	832,084
F5 Networks, Inc.(a)	11,023	1,175,382
Fair Isaac Corp.(a)	3,908	1,202,453
Fidelity National Information Services, Inc.	13,947	1,696,513
Fiserv, Inc.(a)	14,810	1,406,802
FleetCor Technologies, Inc.(a)	5,503	1,026,530

Security Description	Shares	Value
FLIR Systems, Inc.	33,426	$1,065,955
Fortinet, Inc.(a)	14,524	1,469,393
Gartner, Inc.(a)	9,586	954,478
Genpact Ltd.	47,900	1,398,680
Global Payments, Inc.	9,921	1,430,906
HP, Inc.	65,052	1,129,303
Intel Corp.	28,175	1,524,830
International Business Machines Corp.	12,751	1,414,468
IPG Photonics Corp.(a)	7,729	852,354
Jack Henry & Associates, Inc.	14,544	2,257,810
Juniper Networks, Inc.	69,454	1,329,350
KLA Corp.	7,971	1,145,752
Lam Research Corp.	4,836	1,160,640
Leidos Holdings, Inc.	19,711	1,806,513
Manhattan Associates, Inc.(a)	13,100	652,642
Mastercard, Inc., Class A	5,919	1,429,794
Maxim Integrated Products, Inc.	23,851	1,159,397
Microchip Technology, Inc.(b)	12,494	847,093
Micron Technology, Inc.(a)	18,442	775,671
Microsoft Corp.	11,725	1,849,150
Monolithic Power Systems, Inc.	7,394	1,238,199
Motorola Solutions, Inc.	8,186	1,088,083
National Instruments Corp.	35,166	1,163,291
NetApp, Inc.	20,965	874,031
NVIDIA Corp.	5,276	1,390,753
ON Semiconductor Corp.(a)	49,870	620,383
Oracle Corp.	35,106	1,696,673
Paychex, Inc.	25,907	1,630,068
Paycom Software, Inc.(a)	4,400	888,844
Paylocity Holding Corp.(a)	8,714	769,620
PayPal Holdings, Inc.(a)	13,625	1,304,458
Qorvo, Inc.(a)	15,616	1,259,118
RealPage, Inc.(a)(b)	22,872	1,210,615
Sabre Corp.	62,055	367,986
Salesforce.com, Inc.(a)	8,366	1,204,537
Seagate Technology PLC	23,098	1,127,182
Skyworks Solutions, Inc.	13,744	1,228,439
SS&C Technologies Holdings, Inc.	23,763	1,041,295
Synopsys, Inc.(a)	11,077	1,426,607
TE Connectivity Ltd.	17,998	1,133,514
Teradyne, Inc.	17,429	944,129
Texas Instruments, Inc.	10,764	1,075,647
The Trade Desk, Inc., Class A(a)	2,493	481,149
The Western Union Co.	97,719	1,771,645
Trimble, Inc.(a)	36,514	1,162,241
Tyler Technologies, Inc.(a)	6,558	1,944,840
Ubiquiti, Inc.(b)	9,420	1,333,683
Universal Display Corp.	3,899	513,810
VeriSign, Inc.(a)	8,758	1,577,228
Visa, Inc., Class A	10,438	1,681,771
VMware, Inc., Class A(a)(b)	7,123	862,595
WEX, Inc.(a)	6,934	724,950
Xerox Holdings Corp.	38,521	729,588
Xilinx, Inc.	8,239	642,148
Zebra Technologies Corp.(a)	4,520	829,872
		111,436,412
Materials (5.4%):
Air Products & Chemicals, Inc.	9,403	1,876,933

Security Description	Shares	Value
Albemarle Corp.(b)	17,492	$986,024
AptarGroup, Inc.	19,526	1,943,617
Ball Corp.	23,166	1,497,914
Celanese Corp., Series A	12,557	921,558
CF Industries Holdings, Inc.	24,698	671,786
Crown Holdings, Inc.(a)	23,832	1,383,209
Eastman Chemical Co.	20,877	972,451
Ecolab, Inc.(b)	10,192	1,588,219
FMC Corp.	17,255	1,409,561
International Flavors & Fragrances, Inc.(b)	11,952	1,220,060
International Paper Co.	35,312	1,099,263
LyondellBasell Industries NV, Class A	17,090	848,177
Martin Marietta Materials, Inc.	6,278	1,187,986
NewMarket Corp.	3,921	1,501,233
Nucor Corp.	30,337	1,092,739
Packaging Corp. of America	14,390	1,249,484
PPG Industries, Inc.	16,675	1,394,030
Reliance Steel & Aluminum Co.	16,542	1,448,914
Royal Gold, Inc.	11,930	1,046,380
RPM International, Inc.	25,340	1,507,730
Sealed Air Corp.	37,612	929,393
Sonoco Products Co.	38,643	1,791,103
Steel Dynamics, Inc.	42,994	969,085
The Sherwin-Williams Co.	3,144	1,444,731
Vulcan Materials Co.	11,610	1,254,693
Westlake Chemical Corp.	17,668	674,388
Westrock Co.	32,519	918,987
		34,829,648
Real Estate (0.4%):
CBRE Group, Inc., Class A(a)	29,903	1,127,642
Jones Lang LaSalle, Inc.	9,269	935,984
The Howard Hughes Corp.(a)	5,604	283,114
		2,346,740
Utilities (8.4%):
AES Corp.	112,524	1,530,326
Alliant Energy Corp.(b)	47,944	2,315,216
Ameren Corp.	31,102	2,265,159
American Electric Power Co., Inc.	28,138	2,250,477
American Water Works Co., Inc.	18,830	2,251,315
Atmos Energy Corp.	21,812	2,164,405
CenterPoint Energy, Inc.	85,016	1,313,497
CMS Energy Corp.	39,536	2,322,740
Consolidated Edison, Inc.	27,914	2,177,292
DTE Energy Co.	20,745	1,970,153
Duke Energy Corp.	29,880	2,416,694
Evergy, Inc.	38,149	2,100,102
Eversource Energy	32,946	2,576,707
Exelon Corp.	51,006	1,877,531
FirstEnergy Corp.	50,780	2,034,755
IDACORP, Inc.	21,319	1,871,595
MDU Resources Group, Inc.	81,633	1,755,110
NextEra Energy, Inc.	11,956	2,876,852
OGE Energy Corp.	55,782	1,714,181
Pinnacle West Capital Corp.	24,850	1,883,382

Security Description	Shares	Value
PPL Corp.	74,280	$1,833,230
Public Service Enterprise Group, Inc.	40,406	1,814,633
Sempra Energy	18,132	2,048,735
The Southern Co.	44,578	2,413,453
WEC Energy Group, Inc.	26,534	2,338,441
Xcel Energy, Inc.	39,791	2,399,397
		54,515,378
Total Common Stocks (Cost $751,946,944)		640,557,261

Collateral for Securities Loaned^ (3.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	481,150	481,150
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	5,849,559	5,849,559
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	240,014	240,014
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	3,345,906	3,345,906
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	1,914,623	1,914,623
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	8,608,521	8,608,521
Total Collateral for Securities Loaned (Cost $20,439,773)		20,439,773

Total Investments (Cost $772,386,717) — 102.8%		660,997,034
Liabilities in excess of other assets — (2.8)%		(17,982,002)
NET ASSETS - 100.00%		$643,015,032

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	14	6/19/20	$1,773,214	$1,798,790	$25,576

	Total unrealized appreciation				$25,576
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$25,576

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Banks (15.0%):
1st Source Corp.	1,495	$48,483
Ameris Bancorp	1,489	35,379
Atlantic Union Bankshares Corp.	1,520	33,288
BancFirst Corp.	1,278	42,647
BancorpSouth Bank	2,295	43,421
Banner Corp.	1,096	36,212
Berkshire Hills Bancorp, Inc.	1,953	29,022
Brookline Bancorp, Inc., Class A	4,838	54,573
Cadence Bancorp	2,573	16,853
Cathay General Bancorp	1,916	43,972
Centerstate Banks, Inc.	2,749	47,365
City Holding Co.	938	62,405
Columbia Banking System, Inc.	1,713	45,908
CVB Financial Corp.	3,422	68,611
Eagle Bancorp, Inc.	954	28,820
Enterprise Financial Services Corp.	1,472	41,084
FB Financial Corp.(a)	1,592	31,394
First Bancorp, Inc.	5,885	31,308
First Busey Corp.	2,803	47,959
First Commonwealth Financial Corp.	5,498	50,252
First Financial Bancorp	2,491	37,141
First Interstate BancSystem, Inc., Class A	1,911	55,113
First Merchants Corp.	1,577	41,775
First Midwest Bancorp, Inc.	3,020	39,970
Fulton Financial Corp.	4,290	49,292
Great Western Bancorp, Inc.	1,919	39,301
Heartland Financial USA, Inc.	1,324	39,985
Hilltop Holdings, Inc.	2,639	39,902
Home BancShares, Inc.	3,059	36,677
Hope Bancorp, Inc.	4,107	33,760
Independent Bank Corp.	887	57,096
Independent Bank Group, Inc.	1,136	26,900
International Bancshares Corp.	1,711	45,992
Lakeland Financial Corp.	1,670	61,373
NBT Bancorp, Inc.	2,037	65,978
Old National Bancorp	3,945	52,035
Pacific Premier Bancorp, Inc.	1,735	32,687
Park National Corp.	709	55,047
Renasant Corp.	1,792	39,137
S&T Bancorp, Inc.	1,945	53,137
Sandy Spring Bancorp, Inc.	2,016	45,642
Seacoast Banking Corp. of Florida(b)	2,500	45,775
ServisFirst Bancshares, Inc.	1,913	56,089
Simmons First National Corp., Class A	2,296	42,246
South State Corp.	834	48,981
Southside Bancshares, Inc.	2,087	63,424
Texas Capital Bancshares, Inc.(b)	888	19,687
Tompkins Financial Corp.(a)(c)	829	59,522
Towne Bank	2,427	43,904
Trico Bancshares	2,052	61,191
Trustmark Corp.	2,071	48,254
United Community Banks, Inc.	2,195	40,190
Veritex Holdings, Inc.	2,423	33,849
WesBanco, Inc.	1,902	45,077
Westamerica Bancorp	1,234	72,536
		2,467,621

Security Description	Shares	Value
Capital Markets (1.8%):
Artisan Partners Asset Management, Inc., Class A	2,085	$44,807
Cohen & Steers, Inc.	1,376	62,539
Houlihan Lokey, Inc.	1,494	77,867
Moelis & Co., Class A	1,461	41,054
Victory Capital Holdings, Inc., Class A(h)	2,480	40,573
Waddell & Reed Financial, Inc., Class A(a)	3,398	38,669
		305,509

Communication Services (2.7%):
AMC Networks, Inc., Class A(b)	1,294	31,457
Cogent Communications Holdings, Inc.(d)	993	81,396
Fluent, Inc.(b)	7,442	8,707
John Wiley & Sons, Inc., Class A	1,111	41,652
MSG Networks, Inc., Class A(a)(b)	2,535	25,857
QuinStreet, Inc.(b)	2,407	19,376
Shenandoah Telecommunications Co.	1,568	77,224
TechTarget, Inc.(b)	1,481	30,523
Telephone & Data Systems, Inc.	1,698	28,458
The Marcus Corp.	1,679	20,685
The Meet Group, Inc.(b)	7,719	45,311
WideOpenWest, Inc.(b)	7,067	33,639
Yelp, Inc.(b)	1,371	24,719
		469,004
Consumer Discretionary (11.9%):
Acushnet Holdings Corp.	2,287	58,822
American Eagle Outfitters, Inc.	2,315	18,404
American Public Education, Inc.(b)	1,577	37,738
America’s Car-Mart, Inc.(b)	565	31,838
Asbury Automotive Group, Inc.(b)	630	34,795
At Home Group, Inc.(b)	2,486	5,022
BJ’s Restaurants, Inc.	1,156	16,057
Bloomin’ Brands, Inc.	2,579	18,414
Boot Barn Holdings, Inc.(b)	934	12,077
Boyd Gaming Corp.	1,700	24,514
Brinker International, Inc.	1,212	14,556
Cavco Industries, Inc.(b)	188	27,249
Century Communities, Inc.(b)	1,520	22,055
Conn’s, Inc.(b)	1,634	6,830
Core-Mark Holding Co., Inc.	1,307	37,341
Dave & Buster’s Entertainment, Inc.	876	11,458
Del Taco Restaurants, Inc.(b)	4,525	15,521
Denny’s Corp.(b)	3,224	24,760
Dine Brands Global, Inc.	587	16,835
Dorman Products, Inc.(b)	684	37,805
Fox Factory Holding Corp.(b)	671	28,182
Funko, Inc., Class A(b)	1,295	5,167
Garrett Motion, Inc.(b)	3,625	10,368
G-III Apparel Group Ltd.(b)	1,647	12,682
Group 1 Automotive, Inc.	685	30,318
Haverty Furniture Cos., Inc.	2,355	28,001
Hilton Grand Vacations, Inc.(b)	1,314	20,722
Hooker Furniture Corp.	1,996	31,158
Installed Building Products, Inc.(b)	743	29,623
iRobot Corp.(b)	505	20,655
Jack in the Box, Inc.	627	21,976
KB Home	1,710	30,951

Security Description	Shares	Value
La-Z-Boy, Inc.	1,411	$28,996
LCI Industries	505	33,749
LGI Homes, Inc.(b)	486	21,943
M/I Homes, Inc.(b)	1,237	20,448
Malibu Boats, Inc., Class A(b)	1,298	37,369
MarineMax, Inc.(b)	2,378	24,779
MasterCraft Boat Holdings, Inc.(b)	2,195	16,024
MDC Holdings, Inc.	1,427	33,105
Meritage Homes Corp.(b)	659	24,060
Modine Manufacturing Co.(b)	3,146	10,225
Monarch Casino & Resort, Inc.(b)	1,367	38,372
Monro, Inc.	624	27,337
Movado Group, Inc.	1,481	17,505
Murphy USA, Inc.(b)	728	61,413
Oxford Industries, Inc.	692	25,092
PetMed Express, Inc.(a)	2,338	67,288
Rent-A-Center, Inc.	1,538	21,747
RH Corp.(a)(b)	212	21,300
Ruth’s Hospitality Group, Inc.	3,644	24,342
Sally Beauty Holdings, Inc.(b)	2,986	24,127
Shoe Carnival, Inc.(a)	929	19,295
Shutterstock, Inc.	1,321	42,483
Sleep Number Corp.(b)	768	14,715
Sonic Automotive, Inc., Class A	1,246	16,547
Stamps.com, Inc.(b)	223	29,008
Standard Motor Products, Inc.	1,352	56,202
Steven Madden Ltd.	1,495	34,729
Stitch Fix, Inc., Class A(a)(b)	1,352	17,170
Stoneridge, Inc.(b)	1,757	29,430
Sturm Ruger & Co., Inc.	1,153	58,699
Tailored Brands, Inc.(a)	3,628	6,313
Taylor Morrison Home Corp., Class A(b)	2,218	24,398
The Buckle, Inc.(a)	1,929	26,447
The Cheesecake Factory, Inc.	1,592	27,191
The Children’s Place, Inc.	405	7,922
The Michaels Cos., Inc.(b)	4,958	8,032
Tilly’s, Inc., Class A	3,272	13,513
TRI Pointe Group, Inc.(b)	3,561	31,230
Tupperware Brands Corp.	2,245	3,637
Urban Outfitters, Inc.(b)	1,837	26,159
Visteon Corp.(b)	411	19,720
Wingstop, Inc.	507	40,408
Winnebago Industries, Inc.	1,243	34,568
Wolverine World Wide, Inc.	1,868	28,394
YETI Holdings, Inc.(a)(b)	895	17,470
Zumiez, Inc.(b)	1,339	23,191
		1,977,986
Consumer Finance (1.1%):
Encore Capital Group, Inc.(b)	1,001	23,403
Green Dot Corp., Class A(b)	746	18,941
Navient Corp.	3,704	28,076
Nelnet, Inc., Class A	1,068	48,498
PRA Group, Inc.(b)	1,528	42,356
World Acceptance Corp.(b)	270	14,745
		176,019

Security Description	Shares	Value
Consumer Staples (5.5%):
B&G Foods, Inc.(a)	2,568	$46,455
Central Garden & Pet Co., Class A(b)	1,363	34,852
elf Beauty, Inc.(b)	1,617	15,911
Hostess Brands, Inc.(b)	5,049	53,822
Ingles Markets, Inc., Class A	1,363	49,286
Inter Parfums, Inc.	924	42,828
John B Sanfilippo & Son, Inc.	597	53,372
Lifevantage Corp.(b)	2,502	25,771
Medifast, Inc.(a)	366	22,875
MGP Ingredients, Inc.	603	16,215
National Beverage Corp.(b)	949	40,475
PriceSmart, Inc.	857	45,035
Sprouts Farmers Market, Inc.(b)	3,544	65,883
The Chefs’ Warehouse, Inc.(b)	1,349	13,584
The Simply Good Foods Co.(b)	1,676	32,280
Tootsie Roll Industries, Inc.(a)	2,475	88,987
Turning Point Brands, Inc.	852	17,986
Universal Corp.	1,035	45,757
USANA Health Sciences, Inc.(b)	528	30,497
Vector Group Ltd.	3,433	32,339
WD-40 Co.	357	71,703
Weis Markets, Inc.(a)	1,821	75,864
		921,777
Diversified Financial Services (0.5%):
Cannae Holdings, Inc.(b)	2,496	83,591

Energy (1.6%):
Apergy Corp.(a)(b)	1,477	8,493
Arch Coal, Inc., Class A(a)	592	17,109
Archrock, Inc.	3,796	14,273
Cactus, Inc., Class A	1,630	18,908
CONSOL Energy, Inc.(b)	2,671	9,856
Core Laboratories NV(a)	925	9,565
Delek US Holdings, Inc.	1,052	16,580
Falcon Minerals Corp.	6,197	13,324
Gulfport Energy Corp.(b)	10,632	4,728
Liberty Oilfield Services, Inc., Class A	2,855	7,680
Magnolia Oil & Gas Corp., Class A(b)	4,293	17,172
Matrix Service Co.(b)	1,773	16,790
Murphy Oil Corp.(a)	2,194	13,449
Newpark Resources, Inc.(a)(b)	5,070	4,548
Peabody Energy Corp.(d)	2,021	5,861
Propetro Holding Corp.(b)	2,600	6,500
REX American Resources Corp.(b)	703	32,696
Solaris Oilfield Infrastructure, Inc., Class A(a)	2,588	13,587
World Fuel Services Corp.(d)	1,230	30,971
		262,090
Health Care (8.7%):
Addus HomeCare Corp.(b)	549	37,112
AMN Healthcare Services, Inc.(b)	841	48,618
Amphastar Pharmaceuticals, Inc.(b)	2,060	30,570
ANI Pharmaceuticals, Inc.(b)	748	30,474
Anika Therapeutics, Inc.(b)	541	15,640
Atrion Corp.(c)	91	59,149
BioLife Solutions, Inc.(b)	1,189	11,296
BioSpecifics Technologies Corp.(b)	823	46,557

Security Description	Shares	Value
BioTelemetry, Inc.(b)	911	$35,083
Computer Programs & Systems, Inc.	2,130	47,393
CONMED Corp.	584	33,446
Corcept Therapeutics, Inc.(b)	2,551	30,331
CorVel Corp.(b)	768	41,864
Eagle Pharmaceuticals, Inc.(b)	652	29,992
Enanta Pharmaceuticals, Inc.(b)	518	26,641
HealthStream, Inc.(b)	2,621	62,772
Innoviva, Inc.(b)	3,752	44,124
Inogen, Inc.(b)	520	26,863
Integer Holdings Corp.(b)	677	42,556
iRadimed Corp.(b)	1,292	27,584
Lantheus Holdings, Inc.(b)	1,543	19,689
LeMaitre Vascular, Inc.	1,225	30,527
Medpace Holdings, Inc.(b)	404	29,646
Meridian Bioscience, Inc.(b)	4,232	35,549
Merit Medical Systems, Inc.(b)	1,075	33,594
National Healthcare Corp.	1,016	72,877
Nextgen Healthcare, Inc.(b)	2,692	28,104
Omnicell, Inc.(b)	501	32,856
Patterson Cos., Inc.	3,365	51,451
Phibro Animal Health Corp., Class A	1,440	34,805
Quidel Corp.(b)	623	60,935
Select Medical Holdings Corp.(b)	2,897	43,455
Simulations Plus, Inc.	1,015	35,444
STAAR Surgical Co.(b)	927	29,905
Supernus Pharmaceuticals, Inc.(b)	1,359	24,448
Tactile Systems Technology, Inc.(a)(b)	597	23,976
The Ensign Group, Inc.	1,057	39,754
Tivity Health, Inc.(a)(b)	2,241	14,096
U.S. Physical Therapy, Inc.(a)	424	29,256
Utah Medical Products, Inc.	451	42,417
		1,440,849
Industrials (23.0%):
AAON, Inc.(a)	1,027	49,625
ABM Industries, Inc.	1,277	31,108
Aerovironment, Inc.(b)	753	45,902
Alamo Group, Inc.	516	45,810
Albany International Corp.	673	31,853
Allegiant Travel Co.	399	32,638
Ameresco, Inc., Class A(b)	3,279	55,841
American Woodmark Corp.(b)	535	24,380
Applied Industrial Technologies, Inc.	1,030	47,092
ArcBest Corp.	1,409	24,686
Astronics Corp.(b)(d)	1,244	11,420
Atkore International Group, Inc.(b)	1,763	37,146
AZZ, Inc.	1,350	37,962
Barnes Group, Inc.	1,294	54,128
BMC Stock Holdings, Inc.(b)	2,069	36,683
Brady Corp., Class A	1,606	72,478
Builders FirstSource, Inc.(b)	2,023	24,741
Chart Industries, Inc.(b)	632	18,315
Comfort Systems USA, Inc.	1,160	42,398
DMC Global, Inc.(a)	561	12,909
DXP Enterprise, Inc.(b)	871	10,678
Echo Global Logistics, Inc.(b)	2,277	38,891
Encore Wire Corp.	1,135	47,659

Security Description	Shares	Value
Energy Recovery, Inc.(b)	3,564	$26,516
EnerSys	791	39,170
Ennis, Inc.	3,350	62,913
ESCO Technologies, Inc.	933	70,824
Federal Signal Corp.	1,864	50,850
Forward Air Corp.	965	48,878
Franklin Electric Co., Inc.	1,267	59,714
GATX Corp.	781	48,859
Gibraltar Industries, Inc.(b)	1,684	72,278
GMS, Inc.(b)	1,103	17,350
H&E Equipment Services, Inc.	1,627	23,884
Hawaiian Holdings, Inc.	1,482	15,472
Healthcare Services Group	1,689	40,384
Heartland Express, Inc.	3,213	59,665
Heidrick & Struggles International, Inc.	1,277	28,733
Helios Technologies, Inc.	736	27,909
Herman Miller, Inc.	1,232	27,350
Hillenbrand, Inc.	1,836	35,086
HNI Corp.	1,637	41,236
Hub Group, Inc., Class A(b)	1,058	48,107
Huron Consulting Group, Inc.(b)	865	39,236
ICF International, Inc.	836	57,433
Interface, Inc.	4,097	30,973
JELD-WEN Holding, Inc.(b)	2,210	21,503
Kadant, Inc.	698	52,106
Kaman Corp.	1,178	45,318
Kennametal, Inc.	1,504	28,004
Kimball International, Inc., Class B	3,005	35,790
Knoll, Inc.	2,699	27,854
Kratos Defense & Security Solutions, Inc.(b)	1,849	25,590
Marten Transport Ltd.	2,306	47,319
Matson, Inc.	1,452	44,460
Matthews International Corp., Class A	1,537	37,180
McGrath RentCorp	929	48,661
Meritor, Inc.(b)	2,476	32,807
Mesa Air Group, Inc.(b)	3,755	12,354
Moog, Inc., Class A	634	32,036
MRC Global, Inc.(b)	3,090	13,163
Mueller Industries, Inc.	1,799	43,068
MYR Group, Inc.(b)	1,509	39,521
National Presto Industries, Inc.	644	45,602
NOW, Inc.(b)	3,254	16,791
NV5 Global, Inc.(b)	443	18,291
Patrick Industries, Inc.	1,035	29,146
PGT Innovations, Inc.(b)	2,570	21,562
Primoris Services Corp.	2,742	43,598
Proto Labs, Inc.(b)	345	26,265
Raven Industries, Inc.	1,714	36,388
Regal Beloit Corp.	917	57,726
Resources Connection, Inc.	2,879	31,583
Rush Enterprises, Inc., Class A	1,603	51,169
Ryder System, Inc.	904	23,902
Saia, Inc.(b)	527	38,756
Simpson Manufacturing Co., Inc.	982	60,864
SkyWest, Inc.	911	23,859
SP Plus Corp.(b)	1,960	40,670
Spirit Airlines, Inc.(b)	938	12,091
SPX Corp.(b)	1,314	42,889
Standex International Corp.	531	26,030

Security Description	Shares	Value
Steelcase, Inc., Class A	3,296	$32,532
Systemax, Inc.	1,611	28,563
Tennant Co.	677	39,232
The Gorman-Rupp Co.	1,955	61,016
The Greenbrier Cos., Inc.	1,695	30,069
Thermon Group Holdings, Inc.(b)	2,516	37,916
TriMas Corp.(b)	2,490	57,519
Trinity Industries, Inc.	2,493	40,063
Triton International Ltd.	1,683	43,539
TrueBlue, Inc.(b)	2,537	32,372
U.S. Ecology, Inc.	923	28,059
Universal Forest Products, Inc.	1,215	45,186
Universal Logistics Holdings, Inc.	2,059	26,973
Valmont Industries, Inc.	502	53,202
Vectrus, Inc.(b)	772	31,969
Vicor Corp.(b)	967	43,070
Wabash National Corp.	3,564	25,732
Werner Enterprises, Inc.	1,540	55,840
WESCO International, Inc.(b)	1,253	28,631
		3,782,562
Information Technology (10.6%):
Advanced Energy Industries, Inc.(b)	738	35,786
Axcelis Technologies, Inc.(b)	2,567	47,001
Badger Meter, Inc.	1,207	64,695
Belden, Inc.	762	27,493
Benchmark Electronics, Inc.	2,149	42,959
Brooks Automation, Inc.	1,005	30,653
Cass Information Systems, Inc.	1,352	47,536
Comtech Telecommunications Corp.	1,611	21,410
CSG Systems International, Inc.	1,041	43,566
CTS Corp.	1,879	46,768
Digi International, Inc.(b)	3,421	32,637
Diodes, Inc.(b)	1,042	42,341
Ebix, Inc.	1,016	15,423
ePlus, Inc.(b)	488	30,559
Everi Holdings, Inc.(b)	4,269	14,088
EVERTEC, Inc.	1,421	32,299
ExlService Holdings, Inc., Class A(b)	977	50,833
Fabrinet(b)	691	37,701
FormFactor, Inc.(b)	2,429	48,798
GreenSky, Inc., Class A(b)	3,760	14,363
Ichor Holdings Ltd.(b)	1,622	31,078
II-VI, Inc.(a)(b)	963	27,446
Insight Enterprises, Inc.(b)	1,078	45,416
Intelligent Systems Corp.(b)	313	10,639
ManTech International Corp., Class A	903	65,621
Mesa Laboratories, Inc.	155	35,044
Methode Electronics, Inc.	1,346	35,575
MTS Systems Corp.	1,121	25,223
Napco Security Technologies, Inc.(b)	828	12,561
NIC, Inc.	1,881	43,263
Onto Innovation, Inc.(b)	1,289	38,245
OSI Systems, Inc.(b)	484	33,357
Paysign, Inc.(b)	1,317	6,796
PC Connection, Inc.	1,020	42,034
Perficient, Inc.(b)	1,455	39,416
Photronics, Inc.(b)	3,981	40,845

Security Description	Shares	Value
Plexus Corp.(b)	982	$53,578
Power Integrations, Inc.	505	44,606
Progress Software Corp.	1,217	38,944
Rogers Corp.(b)	231	21,811
Sanmina Corp.(b)	1,380	37,646
ScanSource, Inc.(b)	1,803	38,566
Semtech Corp.(b)	895	33,563
SMART Global Holdings, Inc.(b)	819	19,902
SPS Commerce, Inc.(b)	903	41,998
Sykes Enterprises, Inc.(b)	2,268	61,508
TTEC Holdings, Inc.	956	35,104
Virtusa Corp.(b)	929	26,384
Vishay Intertechnology, Inc.(d)	2,657	38,287
		1,751,365
Insurance (2.8%):
AMERISAFE, Inc.	1,239	79,877
Employers Holdings, Inc.	1,652	66,923
FBL Financial Group, Inc., Class A	1,352	63,098
Goosehead Insurance, Inc., Class A(a)(b)	644	28,742
James River Group Holdings Ltd.	1,673	60,630
Kinsale Capital Group, Inc.	586	61,255
National General Holdings Corp.	2,751	45,529
Safety Insurance Group, Inc.	803	67,797
		473,851

Materials (7.3%):
Advansix, Inc.(b)	1,819	17,353
Allegheny Technologies, Inc.(b)	2,120	18,020
American Vanguard Corp.	3,365	48,658
Balchem Corp.	564	55,678
Cabot Corp.	1,155	30,169
Carpenter Technology Corp.	880	17,160
Chase Corp.	494	40,651
Commercial Metals Co.	2,702	42,665
Domtar Corp.	1,411	30,534
Ferro Corp.(b)	3,808	35,643
Futurefuel Corp.	3,194	35,996
GCP Applied Technologies, Inc.(b)	2,687	47,829
Greif, Inc., Class A	1,001	31,121
H.B. Fuller Co.	1,292	36,086
Hawkins, Inc.	989	35,208
Innospec, Inc.	735	51,075
Intrepid Potash, Inc.(b)	11,891	9,513
Kaiser Aluminum Corp.	657	45,516
Kraton Corp.(b)	1,084	8,780
Kronos Worldwide, Inc.	3,814	32,190
Louisiana-Pacific Corp.	2,275	39,084
Minerals Technologies, Inc.	969	35,136
Neenah, Inc.	822	35,453
PolyOne Corp.	1,536	29,138
PQ Group Holdings, Inc.(b)	3,708	40,417
Quaker Chemical Corp.	319	40,283
Ryerson Holding Corp.(b)	4,760	25,323
Schnitzer Steel Industries, Inc.	1,864	24,307
Schweitzer-Mauduit International, Inc.	1,262	35,109
Sensient Technologies Corp.	1,133	49,297
Stepan Co.	682	60,330
SunCoke Energy, Inc.	5,899	22,711

Security Description	Shares	Value
The Chemours Co.	2,111	$18,725
United States Steel Corp.(a)	2,682	16,923
Warrior Met Coal, Inc.	1,906	20,242
Worthington Industries, Inc.	1,438	37,748
		1,200,071
Real Estate (0.2%):
Marcus & Millichap, Inc.(b)	1,433	38,834

Thrifts & Mortgage Finance (4.2%):
Axos Financial, Inc.(b)	1,785	32,362
Capitol Federal Financial, Inc.	6,512	75,604
Columbia Financial, Inc.(b)(d)	5,710	82,225
Flagstar Bancorp, Inc.	1,889	37,459
Kearny Financial Corp.	6,119	52,562
Meta Financial Group, Inc.	1,403	30,473
NMI Holdings, Inc., Class A(b)	1,668	19,365
Northwest Bancshares, Inc.	5,660	65,486
Oceanfirst Financial Corp.	3,541	56,337
Pennymac Financial Services	2,206	48,775
Provident Financial Services, Inc.	3,149	40,496
Walker & Dunlop, Inc.	1,055	42,485
Washington Federal, Inc.	2,002	51,972
WSFS Financial Corp.	1,566	39,025
		674,626

Utilities (2.4%):
Chesapeake Utilities Corp.	789	67,625
MGE Energy, Inc.	886	58,006
Middlesex Water Co.	884	53,146
Otter Tail Corp.	1,609	71,537
SJW Group	1,401	80,936
Unitil Corp.	1,281	67,022
		398,272
Total Common Stocks (Cost $24,711,011)		16,424,027

Rights (0.0%)(e)
Materials (0.0%):(e)
Schulman, Inc. Expires 12/31/49 (b)(c)(f)	1,471	—
Total Rights (Cost $2,942)		—

Collateral for Securities Loaned^ (3.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(g)	13,859	13,859
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(g)	168,496	168,496
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(g)	6,913	6,913
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(g)	96,379	96,379

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(g)	55,151	$55,151
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(g)	247,968	247,968
Total Collateral for Securities Loaned (Cost $588,766)		588,766
Total Investments (Cost $25,302,719) — 102.9%		17,012,793
Liabilities in excess of other assets — (2.9)%		(483,036)
NET ASSETS - 100.00%		$16,529,757

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 0.7% of the Fund’s net assets.
(d)	All or a portion of this security has been designated as collateral for futures contracts.
(e)	Amount represents less than 0.05% of net assets.
(f)	Security was fair valued based using significant unobservable inputs as of March 31, 2020.
(g)	Rate disclosed is the daily yield on March 31, 2020.
(h)	Affiliated security.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	2	6/19/20	$120,216	$114,760	$(5,456)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(5,456)
	Total net unrealized appreciation (depreciation)				$(5,456)

Affiliated Holdings	Fair Value 6/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation /Depreciation	Fair Value 3/31/2020	Dividend Income
Victory Capital Holdings, Inc., Class A	$—	$50,631	$(7,501)	$1,497	$—	$(4,054)	$40,573	$269

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Australia (5.1%):
Communication Services (0.3%):
REA Group Ltd.	2,111	$99,937
Telstra Corp. Ltd.	76,762	144,907
		244,844
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	7,290	95,704

Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	10,553	65,085
Wesfarmers Ltd.	7,236	152,482
Woolworths Group Ltd.	9,692	209,182
		426,749
Energy (0.3%):
Origin Energy Ltd.	29,312	78,945
Santos Ltd.	32,560	68,472
Woodside Petroleum Ltd.	8,500	95,177
		242,594
Financials (1.5%):
ASX Ltd.	4,041	191,554
Australia & New Zealand Banking Group Ltd.	10,508	109,585
Commonwealth Bank of Australia	4,192	159,351
Insurance Australia Group Ltd.	39,469	150,471
Macquarie Group Ltd.	2,440	128,656
National Australia Bank Ltd.	12,107	124,176
QBE Insurance Group Ltd.	23,708	125,371
Suncorp Group Ltd.	21,452	120,432
Westpac Banking Corp.	9,687	98,283
		1,207,879
Health Care (0.8%):
Cochlear Ltd.	1,049	120,911
CSL Ltd.	1,146	209,063
Ramsay Health Care Ltd.	4,366	153,777
Sonic Healthcare Ltd.	10,973	164,162
		647,913
Industrials (0.4%):
Aurizon Holdings Ltd.	57,220	148,831
Brambles Ltd. (a)	26,553	172,418
		321,249
Information Technology (0.1%):
Wisetech Global Ltd. (a)	3,459	36,371

Materials (0.8%):
BHP Group Ltd.	7,871	140,260
BHP Group PLC	7,489	116,434
Fortescue Metals Group Ltd.	16,765	103,088
Newcrest Mining Ltd. (a)	6,048	85,721
Rio Tinto Ltd. (a)	2,647	137,650
		583,153
Utilities (0.2%):
AGL Energy Ltd.	14,341	151,586
		3,958,042
Austria (0.2%):
Energy (0.1%):
OMV AG	3,350	92,934

Security Description	Shares	Value
Financials (0.1%):
Erste Group Bank AG	4,259	$79,291
		172,225
Belgium (1.3%):
Communication Services (0.2%):
Proximus SADP	6,203	142,739

Consumer Staples (0.1%):
Anheuser-Busch InBev SA/NV	1,694	75,590

Financials (0.4%):
Ageas	5,244	219,196
KBC Group NV	2,905	134,592
		353,788
Health Care (0.3%):
UCB SA	2,686	233,964

Materials (0.3%):
Solvay SA, Class A	1,462	107,004
Umicore SA	3,092	108,584
		215,588
		1,021,669
Bermuda (0.4%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	3,600	180,000

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	33,500	125,625
		305,625
Canada (10.3%):
Communication Services (1.5%):
BCE, Inc.	7,906	324,365
Rogers Communications, Inc.	5,606	234,025
Shaw Communications, Inc., Class B	15,423	250,236
TELUS Corp. (a)	22,328	353,065
		1,161,691
Consumer Discretionary (0.5%):
Dollarama, Inc.	3,848	106,763
Gildan Activewear, Inc.	5,995	76,434
Magna International, Inc.	3,038	96,963
Restaurant Brands International, Inc.	2,238	90,197
		370,357
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc., Class B	6,731	158,576
Empire Co. Ltd., Class A	6,390	125,021
Loblaw Cos. Ltd.	5,673	292,500
METRO, Inc.	8,003	323,680
Saputo, Inc.	6,937	166,831
		1,066,608
Energy (0.7%):
Imperial Oil Ltd.	8,137	92,005
Inter Pipeline Ltd. (a)	10,988	65,751
Pembina Pipeline Corp.	7,320	137,338
TC Energy Corp.	5,167	229,689
		524,783
Financials (3.6%):
Bank of Montreal	4,456	225,033

Security Description	Shares	Value
Brookfield Asset Management, Inc., Class A	5,079	$225,164
Canadian Imperial Bank of Commerce	3,765	219,409
Great-West Lifeco, Inc.	11,159	192,790
Intact Financial Corp.	3,052	263,816
Manulife Financial Corp.	12,177	152,916
National Bank of Canada	8,501	328,597
Power Corp. of Canada (a)	10,902	175,411
Royal Bank of Canada	4,742	293,767
Sun Life Financial, Inc.	6,306	202,880
The Bank of Nova Scotia	6,544	267,276
The Toronto-Dominion Bank	6,166	262,179
		2,809,238
Industrials (0.5%):
Canadian National Railway Co.	2,694	210,661
Canadian Pacific Railway Ltd.	888	195,984
		406,645
Information Technology (0.6%):
CGI, Inc. (b)	3,648	197,528
Constellation Software, Inc.	142	129,074
Open Text Corp.	4,866	170,177
		496,779
Materials (0.3%):
CCL Industries, Inc.	3,815	116,014
Kirkland Lake Gold Ltd.	1,778	52,376
Teck Resources Ltd., Class B	6,882	52,186
		220,576
Utilities (1.3%):
Canadian Utilities Ltd., Class A	11,115	265,730
Emera, Inc.	8,818	347,807
Fortis, Inc.	9,867	380,557
		994,094
		8,050,771
Denmark (2.3%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,208	137,424

Financials (0.4%):
Danske Bank A/S (b)	10,341	117,518
Tryg A/S	8,425	208,297
		325,815
Health Care (0.9%):
Coloplast A/S	1,781	259,670
Demant A/S (b)	4,336	96,501
Genmab A/S (b)	735	149,568
Novo Nordisk A/S, Class B	3,766	227,708
		733,447
Industrials (0.4%):
DSV PANALPINA A/S	1,562	142,701
Vestas Wind Systems A/S	1,893	154,589
		297,290
Materials (0.4%):
Christian Hansen Holding A/S	1,631	122,636

Security Description	Shares	Value
Novozymes A/S, B Shares	3,830	$175,063
		297,699
		1,791,675
Finland (1.6%):
Communication Services (0.3%):
Elisa Oyj	4,106	255,700

Energy (0.2%):
Neste Oyj	4,440	151,027

Financials (0.4%):
Nordea Bank ABP (b)	25,349	143,827
Sampo Oyj, Class A	5,642	165,599
		309,426
Industrials (0.3%):
Kone Oyj, Class B	3,657	208,142

Materials (0.3%):
Stora ENSO Oyj, Class R (b)	9,934	101,273
UPM-Kymmene Oyj (a)	4,969	137,463
		238,736
Utilities (0.1%):
Fortum Oyj	8,193	120,824
		1,283,855
France (8.9%):
Communication Services (0.4%):
Orange SA	18,812	230,963
Publicis Groupe SA	2,906	83,692
		314,655
Consumer Discretionary (1.5%):
Accor SA	4,049	111,611
Cie Generale des Etablissements Michelin SCA	1,339	119,675
Hermes International	320	221,860
Kering SA	298	156,368
LVMH Moet Hennessy Louis Vuitton SE	404	150,762
Peugeot SA	6,716	90,083
Renault SA	2,266	44,243
Seb SA	852	106,623
Sodexo SA	1,996	135,656
		1,136,881
Consumer Staples (1.0%):
Danone SA	3,254	210,391
L’Oreal SA	875	230,484
Pernod Ricard SA	1,209	172,562
Remy Cointreau SA (a)	1,125	123,608
		737,045
Energy (0.2%):
TOTAL SA	4,411	172,121

Financials (0.8%):
Amundi SA (c)	2,536	150,575
BNP Paribas SA	3,369	102,190
CNP Assurances	11,175	109,908
Credit Agricole SA	12,914	95,259
Natixis SA	31,998	104,678
Societe Generale SA	4,948	83,733
		646,343

Security Description	Shares	Value
Health Care (1.1%):
BioMerieux (a)	1,798	$203,401
EssilorLuxottica SA	1,204	130,469
Ipsen SA	1,095	56,963
Orpea	1,163	122,141
Sanofi	2,528	223,379
Sartorius Stedim Biotech (b)	752	151,735
		888,088
Industrials (2.5%):
Aeroports de Paris	1,009	97,290
Airbus SE	1,210	79,168
Alstom SA	3,703	155,723
Bollore SA	43,341	119,947
Bureau Veritas SA	7,124	135,968
Edenred	3,583	150,479
Eiffage SA	1,934	137,541
Getlink SE	14,193	171,984
Legrand SA	2,747	177,126
Safran SA	1,273	112,485
Schneider Electric SE	2,159	187,060
Teleperformance	652	136,446
Thales SA	1,627	137,020
Vinci SA	2,137	177,661
		1,975,898
Information Technology (0.5%):
Atos SE	1,667	113,480
Capgemini SE	1,115	94,663
Dassault Systemes SA	969	144,236
		352,379
Materials (0.3%):
Air Liquide SA	1,877	241,416

Utilities (0.6%):
Engie SA	14,228	147,653
Suez	13,028	133,247
Veolia Environnement SA	9,792	210,264
		491,164
		6,955,990
Germany (4.7%):
Consumer Discretionary (0.4%):
adidas AG	509	115,555
Bayerische Motoren Werke AG	2,708	140,677
Continental AG	1,112	80,444
		336,676
Consumer Staples (0.2%):
Beiersdorf AG	1,679	171,353

Financials (1.4%):
Allianz SE	1,192	206,187
Deutsche Boerse AG	1,422	195,986
Hannover Rueck SE	1,470	212,327
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	1,110	225,317
Talanx AG	7,035	240,149
		1,079,966

Security Description	Shares	Value
Health Care (0.5%):
Carl Zeiss Meditec AG (b)	1,159	$112,903
Fresenius Medical Care AG & Co. KGaA	2,392	158,772
Fresenius SE & Co. KGaA	2,816	105,350
		377,025
Industrials (1.1%):
Brenntag AG	3,296	122,944
Deutsche Post AG	6,076	165,977
Fraport AG Frankfurt Airport Services Worldwide	2,305	93,781
Hochtief AG	1,244	82,984
MTU Aero Engines AG	717	105,421
Rational AG	255	136,026
Siemens AG	1,904	162,636
		869,769
Information Technology (0.2%):
Infineon Technologies AG	6,689	99,050
Wirecard AG	336	38,770
		137,820
Materials (0.7%):
BASF SE	2,448	116,455
Covestro AG (c)	2,614	80,326
Evonik Industries AG	5,717	120,209
Symrise AG	2,142	200,750
		517,740
Real Estate (0.2%):
Deutsche Wohnen SE	4,414	168,929
		3,659,278
Greece (0.1%):
Consumer Discretionary (0.1%):
Puma SE	1,710	102,568

Hong Kong (4.8%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	16,000	85,340
Techtronic Industries Co. Ltd.	18,500	120,033
		205,373
Consumer Staples (0.3%):
Sun Art Retail Group Ltd.	114,000	169,107
WH Group Ltd. (c)	117,000	109,416
		278,523
Financials (0.6%):
AIA Group Ltd.	16,000	144,779
Hang Seng Bank Ltd.	10,900	186,295
Hong Kong Exchanges and Clearing Ltd.	5,700	171,901
		502,975
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	54,000	71,187

Industrials (0.5%):
CK Hutchison Holdings Ltd.	26,000	175,401
MTR Corp. Ltd.	37,500	193,728
		369,129
Real Estate (2.0%):
CK Asset Holdings Ltd.	25,203	138,003
Hang Lung Properties Ltd.	78,000	158,364

Security Description	Shares	Value
Henderson Land Development Co. Ltd.	41,840	$159,481
New World Development Co. Ltd.	118,000	126,942
Shimao Property Holdings Ltd.	37,000	130,294
Sino Land Co. Ltd.	124,000	157,389
Sun Hung Kai Properties Ltd.	14,000	184,560
Swire Pacific Ltd., Class A	19,500	125,640
Wharf Real Estate Investment	31,000	127,559
Wheelock & Co. Ltd.	37,000	252,473
		1,560,705
Utilities (1.0%):
China Gas Holdings Ltd.	29,200	101,696
CK Infrastructure Holdings Ltd.	35,500	188,662
Hong Kong & China Gas Co. Ltd.	125,233	206,446
Power Assets Holdings Ltd.	50,000	298,936
		795,740
		3,783,632
Ireland (1.2%):
Communication Services (0.1%):
WPP PLC	13,229	90,583

Consumer Staples (0.3%):
Kerry Group PLC	1,701	197,304

Industrials (0.6%):
DCC PLC	2,194	138,950
Experian PLC	6,982	195,168
Kingspan Group PLC	3,233	173,601
		507,719
Materials (0.2%):
CRH PLC	5,235	143,437
		939,043
Israel (0.9%):
Financials (0.5%):
Bank Hapoalim BM	28,193	169,668
Bank Leumi Le-Israel BM	31,885	176,488
Isracard Ltd.	1	2
		346,158
Information Technology (0.2%):
Nice Ltd. (b)	1,196	176,816

Real Estate (0.2%):
Azrieli Group Ltd.	2,532	146,443
		669,417
Italy (2.1%):
Consumer Discretionary (0.2%):
Moncler SpA	3,663	134,452

Consumer Staples (0.2%):
Davide Campari - Milano SpA	19,271	139,175

Energy (0.4%):
Eni SpA	15,294	155,478
Snam SpA	40,994	190,020
		345,498
Financials (0.6%):
Assicurazioni Generali SpA	16,575	226,800
Intesa Sanpaolo SpA	72,793	119,461

Security Description	Shares	Value
Poste Italiane SpA (c)	16,161	$137,563
		483,824
Industrials (0.1%):
Atlantia SpA	6,824	86,001

Utilities (0.6%):
Enel SpA	33,046	230,970
Terna Rete Elettrica Nazionale SpA	35,220	224,069
		455,039
		1,643,989
Japan (21.8%):
Communication Services (1.5%):
KDDI Corp.	7,700	228,472
Nexon Co. Ltd.	6,100	100,144
Nintendo Co. Ltd.	300	116,110
Nippon Telegraph & Telephone Corp.	9,600	229,976
NTT DOCOMO, Inc.	9,500	298,405
Z Holdings Corp.	47,300	153,106
		1,126,213
Consumer Discretionary (3.5%):
Aisin Seiki Co. Ltd.	4,500	111,506
Bandai Namco Holdings, Inc.	2,100	102,373
Bridgestone Corp.	5,700	176,180
Denso Corp.	4,000	129,886
Fast Retailing Co. Ltd.	200	82,206
Hikari Tsushin, Inc.	600	101,181
Isuzu Motors Ltd.	10,400	69,195
Nissan Motor Co. Ltd.	28,400	94,200
Nitori Holdings Co. Ltd.	1,100	149,177
Oriental Land Co. Ltd.	1,300	167,110
Pan Pacific International Holdings Corp.	9,500	181,057
Panasonic Corp.	19,800	151,939
Sekisui House Ltd.	15,700	260,596
Shimano, Inc.	1,000	143,614
Sony Corp.	2,300	137,367
Sumitomo Electric Industries Ltd.	15,800	167,244
Toyota Industries Corp.	3,400	163,817
Toyota Motor Corp.	3,600	217,688
Yamaha Corp.	3,300	129,379
		2,735,715
Consumer Staples (1.8%):
Asahi Group Holdings Ltd.	3,700	120,798
Japan Tobacco, Inc.	10,700	198,653
Kao Corp.	2,500	205,330
Kikkoman Corp.	3,200	137,066
Kose Corp.	600	74,393
Seven & i Holdings Co. Ltd.	5,200	172,963
Suntory Beverage & Food Ltd.	4,000	151,986
Unicharm Corp.	4,900	184,633
Yakult Honsha Co. Ltd.	3,000	178,309
		1,424,131
Energy (0.1%):
Inpex Corp.	13,300	75,314

Financials (2.4%):
Dai-ichi Life Holdings, Inc.	11,400	137,370
Japan Exchange Group, Inc.	10,500	186,150

Security Description	Shares	Value
Japan Post Bank Co. Ltd. (a)	32,300	$299,536
Japan Post Holdings Co. Ltd.	32,200	253,293
Mitsubishi UFJ Financial Group, Inc.	47,200	176,929
ORIX Corp.	13,800	166,932
Resona Holdings, Inc.	54,300	164,249
Sony Financial Holdings, Inc.	7,900	134,251
Sumitomo Mitsui Financial Group, Inc.	7,200	175,664
Sumitomo Mitsui Trust Holdings, Inc.	7,000	203,404
		1,897,778
Health Care (2.7%):
Astellas Pharma, Inc.	10,400	161,644
Chugai Pharmaceutical Co. Ltd.	2,900	337,178
Daiichi Sankyo Co. Ltd.	1,400	96,806
Eisai Co. Ltd.	1,800	132,786
Hoya Corp.	1,900	162,589
Kyowa Kirin Co. Ltd.	8,800	198,248
M3, Inc.	4,800	142,647
Olympus Corp.	8,800	127,854
ONO Pharmaceutical Co. Ltd.	7,600	175,738
Otsuka Holdings Co. Ltd.	3,700	145,612
Shionogi & Co. Ltd.	3,500	173,096
Sysmex Corp.	1,400	102,171
Terumo Corp.	5,100	176,467
		2,132,836
Industrials (5.3%):
ANA Holdings, Inc. (a)	8,000	196,372
Central Japan Railway Co.	900	144,991
Daikin Industries Ltd.	1,000	122,500
East Japan Railway Co.	2,600	197,727
FANUC Corp.	800	109,050
Hankyu Hanshin Holdings, Inc.	4,900	165,673
Japan Airlines Co. Ltd., Class C	8,000	148,079
Keio Corp.	3,100	184,253
Kintetsu Group Holdings Co. Ltd.	4,600	213,934
Komatsu Ltd.	6,200	102,564
Kubota Corp.	10,300	132,355
Makita Corp.	4,400	135,671
Marubeni Corp.	23,900	119,822
Mitsubishi Corp.	7,800	166,252
Mitsubishi Electric Corp.	12,200	151,493
Mitsubishi Heavy Industries Ltd.	5,800	147,414
Mitsui & Co. Ltd.	11,900	166,418
Nidec Corp.	2,000	104,307
Odakyu Railway Jpy50 ORD	8,800	194,155
Recruit Holdings Co. Ltd.	4,400	114,430
Secom Co. Ltd.	2,900	242,067
SG Holdings Co. Ltd.	5,600	134,023
SMC Corp.	300	127,663
Sumitomo Corp.	13,100	150,971
Tokyu Corp.	11,100	175,519
Toyota Tsusho Corp.	4,900	116,039
West Japan Railway Co.	3,100	213,260
		4,177,002
Information Technology (2.6%):
Advantest Corp. (a)	1,800	72,663
Canon, Inc.	7,900	173,343

Security Description	Shares	Value
FUJIFILM Holdings Corp.	4,500	$227,658
Keyence Corp.	400	129,588
Kyocera Corp.	3,300	196,692
Murata Manufacturing Co. Ltd.	2,800	142,513
Nomura Research Institute Ltd.	7,078	150,632
NTT Data Corp.	11,200	108,343
Obic Co. Ltd.	1,600	210,734
Omron Corp.	2,400	125,681
Oracle Corp.	2,000	175,612
TDK Corp.	1,700	132,509
Tokyo Electron Ltd.	600	113,599
Yaskawa Electric Corp.	2,400	66,435
		2,026,002
Materials (0.9%):
Asahi Kasei Corp.	13,800	98,170
Mitsubishi Chemical Holdings Corp.	22,500	134,527
Nippon Paint Holdings Co. Ltd.	3,600	189,527
Shin-Etsu Chemical Co. Ltd.	1,900	189,629
Taiyo Nippon Sanso Corp.	6,900	102,752
		714,605
Real Estate (0.8%):
Daito Trust Construction Co. Ltd.	1,200	112,343
Daiwa House Industry Co. Ltd.	5,000	124,523
Mitsubishi Estate Co. Ltd.	8,500	126,105
Mitsui Fudosan Co. Ltd.	7,500	130,488
Sumitomo Realty & Development Co. Ltd. (a)	5,900	144,605
		638,064
Utilities (0.2%):
The Kansai Electric Power Co., Inc.	11,300	126,496
		17,074,156
Korea, Republic Of (3.8%):
Communication Services (0.7%):
NAVER Corp.	1,067	149,022
NCSoft Corp.	342	183,194
SK Telecom Co. Ltd.	1,139	165,629
		497,845
Consumer Discretionary (0.2%):
Hyundai Mobis Co. Ltd.	667	92,883
Kia Motors Corp.	4,026	85,997
		178,880
Consumer Staples (0.4%):
KT&G Corp.	2,691	165,148
LG Household & Health Care Ltd.	159	146,303
		311,451
Energy (0.1%):
SK Innovation Co. Ltd.	1,082	77,337

Financials (0.7%):
Hana Financial Group, Inc.	7,024	133,301
KB Financial Group, Inc.	5,535	157,110
Samsung Fire & Marine Insurance Co. Ltd.	855	108,175
Shinhan Financial Group Co. Ltd.	5,925	139,217
		537,803
Health Care (0.2%):
Celltrion, Inc. (b)	852	160,198

Security Description	Shares	Value
Industrials (0.6%):
LG Corp.	3,072	$148,906
Samsung C&T Corp.	2,603	191,611
SK Holdings Co. Ltd.	1,091	150,133
		490,650
Information Technology (0.7%):
Samsung Electronics Co. Ltd.	4,814	188,850
Samsung SDI Co. Ltd.	591	116,773
Samsung SDS Co. Ltd.	999	122,700
SK Hynix, Inc.	1,706	116,751
		545,074
Materials (0.2%):
LG Chem Ltd.	570	142,828
		2,942,066
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA	11,983	73,725

Health Care (0.1%):
Eurofins Scientific	225	111,886

Real Estate (0.2%):
Aroundtown SA	25,571	128,398
		314,009
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	26,400	96,712
Wynn Macau Ltd.	49,200	74,760
		171,472
Netherlands (2.9%):
Communication Services (0.2%):
Koninklijke KPN NV	65,008	155,970

Consumer Staples (0.7%):
Heineken Holding NV	2,324	178,986
Heineken NV	2,033	170,719
Koninklijke Ahold Delhaize NV	9,303	218,330
		568,035
Financials (0.3%):
EXOR NV	2,324	120,435
ING Groep NV	15,254	80,420
		200,855
Health Care (0.5%):
Koninklijke Philips NV	4,007	163,094
Qiagen NV (b)	6,122	247,121
		410,215
Industrials (0.4%):
Randstad NV	3,256	115,492
Wolters Kluwer NV	3,238	229,136
		344,628
Information Technology (0.4%):
Adyen NV (b)(c)	150	127,449
ASML Holding NV	663	177,236
		304,685

Security Description	Shares	Value
Materials (0.4%):
Akzo Nobel NV	2,483	$164,292
Koninklijke DSM NV	1,409	160,794
		325,086
		2,309,474
Norway (1.2%):
Consumer Staples (0.4%):
Mowi ASA	6,677	102,052
Orkla ASA, Class A	24,075	206,470
		308,522
Energy (0.3%):
Aker BP ASA	4,235	54,100
Equinor ASA	11,252	142,168
		196,268
Financials (0.4%):
DNB ASA	12,649	142,271
Gjensidige Forsikring ASA (a)(b)	12,158	208,548
		350,819
Materials (0.1%):
Yara International ASA	3,685	116,905
		972,514
Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	9,576	173,581

Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	18,988	54,610

Singapore (2.5%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	109,400	195,563

Consumer Discretionary (0.3%):
Genting Singapore Ltd.	296,500	143,983
Jardine Cycle & Carriage Ltd.	8,300	114,900
		258,883
Consumer Staples (0.2%):
Wilmar International Ltd.	77,400	175,946

Financials (0.7%):
DBS Group Holdings Ltd.	14,000	182,968
Oversea-Chinese Banking Corp. Ltd.	35,100	213,431
United Overseas Bank Ltd.	12,800	175,213
		571,612
Industrials (0.8%):
Keppel Corp. Ltd.	55,600	206,998
Singapore Airlines Ltd.	49,200	198,753
Singapore Technologies Engineering Ltd.	86,300	189,497
		595,248
Real Estate (0.2%):
CapitaLand Ltd.	94,600	189,746
		1,986,998

Security Description	Shares	Value
Spain (2.7%):
Communication Services (0.2%):
Telefonica SA	32,929	$151,529

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,738	149,690

Energy (0.2%):
Repsol SA	13,049	119,879

Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	35,825	115,164
Banco Santander SA	46,246	113,098
CaixaBank SA	59,129	110,832
		339,094
Health Care (0.3%):
Grifols SA	5,542	189,428

Industrials (0.3%):
ACS Actividades de Construccion y Servicios SA	4,525	88,883
Aena SME SA (c)	1,299	142,540
		231,423
Information Technology (0.1%):
Amadeus IT Group SA	2,223	105,886

Utilities (1.0%):
Endesa SA	9,728	208,837
Iberdrola SA	24,330	241,006
Naturgy Energy Group SA	8,598	152,772
Red Electrica Corp. SA	10,980	198,123
		800,738
		2,087,667
Sweden (2.9%):
Communication Services (0.3%):
Telia Co. AB	63,157	228,119

Consumer Discretionary (0.1%):
Hennes & Mauritz AB, Class B (a)	6,240	80,810

Consumer Staples (0.4%):
Essity AB, Class B	6,011	186,097
ICA Gruppen AB	3,881	164,092
		350,189
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	19,953	135,619
Svenska Handelsbanken AB, Class A	22,698	190,928
Swedbank AB, Class A (b)	8,910	99,927
		426,474
Industrials (1.4%):
Alfa Laval AB	8,136	141,789
Assa Abloy AB, Class B	9,575	181,834
Atlas Copco AB, Class A	5,095	172,120
Epiroc AB, Class A	14,270	142,153
Sandvik AB	11,186	159,858
Skanska AB, Class B	9,803	150,211
Volvo AB, Class B	11,442	138,338
		1,086,303

Security Description	Shares	Value
Information Technology (0.2%):
Hexagon AB, B Shares	3,097	$132,855
		2,304,750
Switzerland (7.6%):
Communication Services (0.4%):
Swisscom AG, Registered Shares (a)	532	287,648

Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	2,197	121,165
The Swatch Group AG, B Shares	564	113,404
		234,569
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares	111	223,823
Chocoladefabriken Lindt & Spruengli AG	35	296,669
Coca-Cola HBC AG	5,305	114,429
Nestle SA, Registered Shares	2,638	272,684
		907,605
Financials (1.7%):
Baloise Holding AG, Registered Shares	1,576	207,873
Credit Suisse Group AG, Registered Shares	13,984	116,279
Julius Baer Group Ltd.	3,490	119,816
Partners Group Holding AG	307	213,665
Swiss Life Holding AG	597	204,398
UBS Group AG, Registered Shares	17,859	167,917
Zurich Insurance Group AG	798	284,828
		1,314,776
Health Care (1.4%):
Lonza Group AG, Registered Shares	410	171,398
Novartis AG, Registered Shares	2,469	204,916
Roche Holding AG	941	307,162
Sonova Holding AG, Registered Shares	833	150,998
Straumann Holding AG, Class R	220	164,960
Vifor Pharma AG	837	116,359
		1,115,793
Industrials (1.3%):
ABB Ltd. Registered Shares	10,384	183,536
Geberit AG, Registered Shares	491	217,406
Kuehne + Nagel International AG	1,266	174,813
Schindler Holding AG	813	179,484
SGS SA, Registered Shares	105	244,683
		999,922
Information Technology (0.3%):
Stmicroelectronics NV (a)	5,153	112,923
Temenos AG	804	106,047
		218,970
Materials (1.1%):
EMS-Chemie Holding AG	275	173,930
Givaudan SA, Registered Shares	99	308,185
Glencore PLC	47,719	73,361
LafargeHolcim Ltd.	3,746	137,677
Sika AG, Registered Shares	1,293	214,962
		908,115
		5,987,398
United Kingdom (8.4%):
Communication Services (0.5%):
BT Group PLC	97,037	142,070

Security Description	Shares	Value
Informa PLC	17,790	$97,778
Pearson PLC	17,128	117,536
		357,384
Consumer Discretionary (0.8%):
Barratt Developments PLC	23,207	127,089
Burberry Group PLC	4,655	76,564
Compass Group PLC	9,816	154,076
Intercontinental Hotels Group PLC	3,270	142,754
Next PLC	2,223	112,409
		612,892
Consumer Staples (1.5%):
Associated British Foods PLC	7,014	158,000
British American Tobacco PLC	3,823	130,981
Diageo PLC	5,984	192,202
Imperial Brands PLC	5,962	110,817
Reckitt Benckiser Group PLC	2,323	177,410
Tesco PLC	70,643	200,714
Unilever PLC	4,021	203,502
		1,173,626
Energy (0.3%):
BP PLC	32,530	139,042
Royal Dutch Shell PLC, Class A	7,899	139,190
		278,232
Financials (1.8%):
3i Group PLC	14,114	138,848
Aviva PLC	46,777	155,966
Hargreaves Lansdown PLC	5,430	93,458
HSBC Holdings PLC	33,513	189,043
Legal & General Group PLC	71,929	173,150
Lloyds Banking Group PLC	330,922	131,501
London Stock Exchange Group PLC	1,771	160,104
Prudential PLC	10,889	140,020
Royal Bank of Scotland Group PLC	70,462	98,788
Schroders PLC	4,988	153,862
		1,434,740
Health Care (0.7%):
AstraZeneca PLC	1,873	167,837
GlaxoSmithKline PLC	12,252	230,440
Smith & Nephew PLC	9,083	161,802
		560,079
Industrials (1.5%):
Ashtead Group PLC	4,970	108,962
BAE Systems PLC	28,557	185,042
Bunzl PLC	7,950	160,870
Ferguson PLC	2,233	140,200
International Consolidated Airlines Group SA	25,870	69,102
Intertek Group PLC	2,616	153,527
RELX PLC	8,297	178,452
Smiths Group PLC	10,073	153,357
		1,149,512
Information Technology (0.4%):
Halma PLC	8,183	195,206
The Sage Group PLC	18,920	139,043
		334,249

Security Description	Shares	Value
Materials (0.6%):
Anglo American PLC	6,606	$116,192
Antofagasta PLC	10,788	103,556
Mondi PLC	7,538	129,272
Rio Tinto PLC	3,157	145,779
		494,799
Utilities (0.3%):
National Grid PLC	18,750	220,405
		6,615,918
United States (0.3%):
Consumer Discretionary (0.0%):(d)
Carnival PLC	3,191	38,889

Industrials (0.3%):
Waste Connections, Inc.	2,686	208,451
		247,340
Total Common Stocks (Cost $91,920,112)		77,579,732

Collateral for Securities Loaned^ (2.4%)
United States (2.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (e)	43,127	43,127
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (e)	524,311	524,311
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (e)	21,513	21,513
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (e)	299,902	299,902
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (e)	171,613	171,613
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (e)	771,604	771,604
Total Collateral for Securities Loaned (Cost $1,832,070)		1,832,070

Total Investments (Cost $93,752,182) — 101.3%		79,411,802
Liabilities in excess of other assets — (1.3)%		(982,437)
NET ASSETS - 100.00%		$78,429,365

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $747,869 and amounted to 1.0% of net assets.

(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	5	6/19/20	$362,830	$389,825	$26,995
	Total unrealized appreciation				$26,995
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$26,995

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Emerging Market Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Brazil (4.6%):
Communication Services (0.2%):
TIM Participacoes SA	30,200	$72,313

Consumer Discretionary (0.8%):
Cogna Educacao	22,800	17,554
Grendene SA	51,400	74,499
Guararapes Confeccoes SA	15,700	32,970
Lojas Renner SA	6,662	43,034
Magazine Luiza SA	6,700	50,283
Mrv Engenharia E Participacoes SA	13,800	32,512
YDUQS Part	7,800	33,285
		284,137

Consumer Staples (0.7%):
Ambev SA	19,400	44,511
M Dias Branco SA	9,700	54,332
Natura & Co. Holding SA	7,653	37,917
Raia Drogasil SA	3,400	66,654
Sao Martinho SA	24,200	68,846
		272,260

Energy (0.3%):
Cosan SA	6,200	64,157
Ultrapar Participacoes SA	16,800	40,518
		104,675

Financials (0.3%):
B3 SA- Brasil Bolsa Balcao	6,358	43,934
BB Seguridade Participacoes SA	13,200	63,138
IRB Brasil Resseguros SA	8,900	16,583
		123,655

Health Care (0.7%):
Fleury SA	15,000	58,437
Hapvida Participacoes E Investimentos SA (a)	6,100	49,783
Hypera SA	10,700	58,883
Notre Dame Intermedica Participacoes SA	5,800	50,193
Odontoprev SA	23,800	66,334
		283,630

Industrials (0.7%):
EcoRodovias Infraestrutura e Logistica SA (b)	24,100	43,837
Localiza Rent a Car SA	7,618	38,564
Rumo SA (b)	16,800	63,542
WEG SA	18,120	117,084
		263,027

Information Technology (0.1%):
Cielo SA (c)	24,992	21,358
Linx SA	7,200	23,075
		44,433

Utilities (0.8%):
Cia de Saneamento Basico do Estado de Sao Paulo	4,700	35,381
Companhia de Saneamento de Minas Gerais	4,700	37,001
EDP - Energias do Brasil SA	17,600	55,151
Engie Brasil Energia SA	8,575	64,239
Equatorial Energia SA - ORD	25,200	85,370
Light SA (b)	14,100	26,190
		303,332
		1,751,462

Security Description	Shares	Value
Chile (2.2%):
Consumer Discretionary (0.2%):
SACI Falabella	27,272	$60,130

Energy (0.2%):
Empresas COPEC SA	12,192	69,841

Financials (0.7%):
Banco de Chile	1,361,229	109,961
Banco de Credito e Inversiones SA	2,191	74,280
Banco Santander Chile	2,396,068	92,437
		276,678

Materials (0.2%):
Empresas CMPC SA	41,266	88,234

Utilities (0.9%):
Aguas Andinas SA, Class A	291,211	85,790
Colbun SA	735,308	79,944
Enel Americas SA	657,467	80,396
Engie Energia Chile SA	81,647	90,104
		336,234
		831,117
China (19.1%):
Communication Services (0.6%):
China Telecom Corp. Ltd., Class H	254,000	76,994
China Tower Corp. Ltd. (a)	256,000	57,458
Tencent Holdings Ltd.	2,300	112,797
		247,249

Consumer Discretionary (1.4%):
ANTA Sports Products Ltd.	8,000	58,768
Brilliance China Automotive Holdings Ltd.	58,000	47,732
BYD Co. Ltd. (d)	12,500	65,302
Dongfeng Motor Group Co. Ltd., Class H	84,000	55,368
Fuyao Glass Industry Group Co. Ltd. (a)	26,400	56,461
Great Wall Motor Co. Ltd., Class H (d)	98,000	62,826
Guangzhou Automobile Group Co. Ltd.	58,800	59,084
Li Ning Co. Ltd.	18,500	54,050
Shenzhou International Group Holdings Ltd.	5,600	59,522
		519,113

Consumer Staples (0.8%):
Anhui Gujing Distillery Co. Ltd., Class B	9,000	71,036
China Mengniu Dairy Co. Ltd.	20,000	69,526
Want Want China Holdings Ltd.	122,000	88,441
Yihai International Holding Ltd.	9,000	68,146
		297,149

Energy (1.1%):
China Oilfield Services Ltd., Class H	60,000	46,359
China Petroleum & Chemical Corp., Class H	186,000	91,651
China Shenhua Energy Co. Ltd., Class H	57,000	108,522
PetroChina Co. Ltd., Class H	244,000	89,385
Yanzhou Coal Mining Co. Ltd., Class H	98,000	76,858
		412,775

Financials (6.3%):
Agricultural Bank of China Ltd., Class H	411,000	164,877
Bank of China Ltd., Class H	378,000	144,813
Bank of Communications Co. Ltd., Class H	188,000	115,189
China Cinda Asset Management Co. Ltd., Class H	433,000	82,104

Security Description	Shares	Value
China CITIC Bank Corp. Ltd., Class H	266,000	$131,413
China Construction Bank Corp., Class H	189,000	154,564
China Everbright Bank Co. Ltd.	290,000	111,100
China Galaxy Securities Co. Ltd., Class H	123,500	59,898
China Huarong Asset Management Co. Ltd., Class H (a)	476,000	60,172
China International Capital Corp. Ltd., Class H (a)(d)	38,400	62,114
China Merchants Bank Co. Ltd., Class H	19,000	85,779
China Minsheng Banking Corp. Ltd., Class H	172,500	128,165
China Pacific Insurance Group Co. Ltd., Class H	22,000	66,546
China Reinsurance Group Corp.	600,000	69,655
Citic Securities Co. Ltd.	38,500	70,519
CSC Financial Co. Ltd., Class H (a)	78,500	63,286
GF Securities Co. Ltd., Class H	63,400	67,959
Guotai Junan Securities Co. Ltd. (a)	57,800	86,038
Haitong Securities Co. Ltd.	71,600	65,481
Huatai Securities Co. Ltd., Class H (a)(d)	43,800	65,086
Industrial & Commercial Bank of China Ltd., Class H	217,000	148,632
New China Life Insurance Co. Ltd., Class H	15,900	49,531
People’s Insurance Co. Group of China Ltd.	265,000	87,507
PICC Property & Casualty Co. Ltd., Class H	77,000	74,492
Ping An Insurance Group Co. of China Ltd.	10,000	98,226
Postal Savings Bank of China Co. Ltd., Class H (a)	194,000	118,114
		2,431,260

Health Care (1.0%):
China Resources Pharmaceutical Group Ltd. (a)	71,500	42,886
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	16,000	43,134
Shanghai Fosun Pharmaceutical Group Co. Ltd.	21,500	70,719
Shanghai Pharmaceuticals Holding Co. Ltd.	51,700	87,895
Sinopharm Group Co. Ltd., Class H	23,600	53,091
Wuxi Biologics Cayman, Inc. (a)(b)	5,500	71,300
		369,025

Industrials (2.9%):
Air China Ltd.	64,000	41,277
China Communications Construction Co. Ltd.	154,000	107,269
China Conch Venture Holdings Ltd.	30,000	133,892
China Railway Construction Corp. Ltd.	84,000	94,050
China Railway Group Ltd.	146,000	77,779
Cosco Shipping Holdings Co. Ltd. (b)	187,000	51,620
Country Garden Services Holdings Co. Ltd.	21,000	85,327
CRRC Corp. Ltd., Class H	157,000	79,791
Fosun International Ltd.	56,500	65,300
Jiangsu Expressway Co. Ltd.	94,000	104,882
Shanghai Electric Group Co. Ltd.	356,000	94,137
Weichai Power Co. Ltd.	41,000	66,002
Xinjiang Goldwind Science & Technology Co. Ltd.	41,200	35,872
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	103,600	75,370
		1,112,568

Information Technology (1.6%):
AAC Technologies Holdings, Inc.	11,500	59,632
Legend Holdings Corp. (a)	35,600	43,946
Lenovo Group Ltd.	100,000	53,660
Semiconductor Manufacturing International Corp. (b)	56,500	88,913
Silergy Corp.	2,000	65,487
Sunny Optical Technology Group Co. Ltd.	3,600	48,480
TravelSky Technology Ltd.	38,000	67,055
Xiaomi Corp. (a)(b)	59,800	80,531
Xinyi Solar Holdings Ltd.	82,000	46,434

Security Description	Shares	Value
ZTE Corp., Class H (b)(d)	18,600	$57,701
		611,839

Materials (1.6%):
Anhui Conch Cement Co. Ltd., Class H	16,000	111,138
China Hongqiao Group Ltd.	112,500	47,888
China Molybdenum Co. Ltd.	204,000	57,102
China National Building Material Co. Ltd.	82,000	89,589
Jiangxi Copper Co. Ltd.	116,000	107,134
Shandong Gold Mining Co. Ltd., Class H (a)	23,500	56,442
Sinopec Shanghai Petrochemical Co. Ltd., Class H	318,000	78,757
Zijin Mining Group Co. Ltd., Class H	220,000	82,864
		630,914

Real Estate (1.4%):
China Vanke Co. Ltd.	22,700	74,813
Country Garden Holdings Co. Ltd.	58,000	70,176
Guangzhou R&F Properties Co. Ltd., Class H	46,000	60,048
Logan Property Holdings Co. Ltd.	46,000	70,965
Longfor Group Holdings Ltd. (a)	21,500	104,692
Shanghai Lujiazui Finance & Trade Zone Development	116,400	93,818
Sunac China Holdings Ltd.	13,000	60,200
		534,712

Utilities (0.4%):
China Resources Gas Group Ltd.	14,000	70,429
ENN Energy Holdings Ltd.	6,700	64,861
		135,290
		7,301,894
Colombia (0.6%):
Financials (0.2%):
Grupo de Inversiones Suramericana SA	13,923	68,655

Materials (0.3%):
Cementos Argos SA	53,055	53,447
Grupo Argos SA	18,517	56,189
		109,636

Utilities (0.1%):
Interconexion Electrica SA ESP	16,872	64,330
		242,621
Czech Republic (0.6%):
Financials (0.2%):
Komercni Banka A/S	4,261	81,096

Utilities (0.4%):
CEZ A/S	8,934	146,844
		227,940
Egypt (0.6%):
Consumer Staples (0.2%):
Eastern Tobacco (e)	108,465	85,376

Financials (0.3%):
Commercial International Bank (b)	26,179	98,059

Industrials (0.1%):
Elsewedy Electric Co.	94,441	47,190
		230,625

Security Description	Shares	Value
Hong Kong (4.4%):
Communication Services (0.6%):
China Mobile Ltd.	15,000	$111,544
China Unicom Hong Kong Ltd.	90,000	51,893
CITIC Telecom International Holdings Ltd.	199,000	65,970
		229,407

Consumer Discretionary (0.3%):
Geely Automobile Holdings Ltd.	33,000	48,697
Haier Electronics Group Co. Ltd.	25,000	66,591
		115,288

Consumer Staples (0.3%):
Hengan International Group Co. Ltd.	13,500	101,609

Energy (0.3%):
CNOOC Ltd.	56,000	58,727
Kunlun Energy Co. Ltd.	102,000	59,601
		118,328

Financials (0.4%):
BOC Hong Kong Holdings Ltd.	34,500	95,456
China Taiping Insurance Holdings Co. Ltd.	28,400	46,525
		141,981

Health Care (0.3%):
China Traditional Chinese Medicine Holdings Co. Ltd.	134,000	61,015
CSPC Pharmaceutical Group Ltd.	26,000	52,051
		113,066

Industrials (0.2%):
China Merchants Port Holdings Co. Ltd.	76,000	86,857

Materials (0.3%):
China Resources Cement Holdings Ltd.	98,000	116,930

Real Estate (0.8%):
Agile Group Holdings Ltd.	50,000	54,111
China Jinmao Holdings Group Ltd.	122,000	78,999
China Overseas Land & Investment Ltd., Class H	30,000	93,067
China Resources Land Ltd.	20,000	82,554
		308,731

Utilities (0.9%):
Beijing Enterprises Holdings Ltd.	23,500	86,240
Beijing Enterprises Water Group Ltd.	182,000	71,133
China Resources Power Holdings Co. Ltd.	66,000	72,704
Guangdong Investment Ltd.	62,000	119,482
		349,559
		1,681,756
Hungary (0.5%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	14,146	83,688

Financials (0.3%):
OTP Bank Nyrt	3,392	98,776
		182,464
India (10.9%):
Communication Services (0.2%):
Bharti Infratel Ltd.	21,202	44,846
Zee Entertainment Enterprises Ltd.	7,724	12,657
		57,503

Security Description	Shares	Value
Consumer Discretionary (1.3%):
Aditya Birla Fashion and Retail Ltd. (b)	31,135	$62,934
Bajaj Auto Ltd.	2,904	77,639
Eicher Motors Ltd.	320	55,400
Mahindra & Mahindra Ltd.	11,995	45,185
Motherson Sumi Systems Ltd.	43,230	34,890
Page Industries Ltd.	280	62,791
Rajesh Exports Ltd.	10,965	79,385
Titan Co. Ltd.	6,103	75,332
		493,556

Consumer Staples (1.9%):
Britannia Industries Ltd.	3,007	106,892
Colgate-Palmolive India Ltd.	7,870	130,331
Dabur India Ltd.	18,717	111,359
Godrej Consumer Products Ltd.	12,207	84,052
Marico Ltd.	22,639	82,258
Nestle India Ltd.	643	138,561
Tata Consumer Products Ltd.	20,820	81,154
		734,607

Energy (0.2%):
Reliance Industries Ltd.	5,274	77,653

Financials (1.0%):
Bajaj Finance Ltd.	1,687	49,417
Bajaj Finserv Ltd.	830	50,377
Bajaj Holdings & Investment Ltd.	2,050	48,742
ICICI Bank Ltd.	17,204	73,632
Kotak Mahindra Bank Ltd.	6,050	103,658
State Bank of India (b)	23,535	61,246
		387,072

Health Care (1.4%):
Aurobindo Pharma Ltd.	9,864	53,875
Biocon Ltd.	25,902	92,642
Cadila Healthcare Ltd.	27,468	97,045
Cipla Ltd.	18,483	103,320
Dr. Reddy’s Laboratories Ltd.	3,112	128,388
Glenmark Pharmaceuticals Ltd.	15,782	42,948
Piramal Enterprises Ltd.	2,214	27,498
		545,716

Industrials (0.8%):
Adani Enterprises Ltd.	25,198	45,836
Adani Ports & Special Economic Zone Ltd.	14,080	46,776
Godrej Industries Ltd.	16,275	60,921
Larsen & Toubro Ltd.	5,822	62,227
Voltas Ltd.	11,206	70,649
		286,409

Information Technology (1.6%):
HCL Technologies Ltd.	14,248	82,199
Hexaware Technologies Ltd.	15,856	47,520
Infosys Ltd.	10,164	86,196
Mindtree Ltd.	8,972	98,291
Mphasis Ltd.	7,257	63,745
Tata Consultancy Services Ltd.	3,551	85,724
Tech Mahindra Ltd.	11,028	82,443
Wipro Ltd.	29,631	77,051
		623,169

Security Description	Shares	Value
Materials (2.1%):
ACC Ltd.	4,529	$57,987
Ambuja Cements Ltd.	32,754	67,419
Asian Paints Ltd.	5,561	122,514
Berger Paints India Ltd.	20,382	134,171
Castrol India Ltd.	52,473	68,987
JSW Steel Ltd.	23,679	45,781
Pidilite Industries Ltd.	5,814	104,253
Tata Steel Ltd.	14,652	52,221
UltraTech Cement Ltd.	1,648	70,694
UPL Ltd.	10,361	44,721
Vedanta Ltd.	30,246	25,870
		794,618

Real Estate (0.1%):
DLF Ltd.	23,971	43,557

Utilities (0.3%):
Tata Power Co. Ltd.	95,766	41,589
Torrent Power Ltd.	20,897	77,089
		118,678
		4,162,538
Indonesia (2.5%):
Communication Services (0.2%):
PT Telekomunikasi Indonesia (Persero) Tbk	343,300	66,554

Consumer Discretionary (0.2%):
PT ACE Hardware Indonesia Tbk	624,600	49,815
PT Astra International Tbk	202,300	48,403
		98,218

Consumer Staples (0.4%):
PT Charoen Pokphand Indonesia Tbk	134,600	40,793
PT Gudang Garam Tbk	18,400	46,395
PT Indofood Sukses Makmur Tbk	149,100	58,085
		145,273

Energy (0.4%):
PT Adaro Energy Tbk	788,100	47,866
PT Bukit Asam Tbk	456,000	60,987
PT United Tractors Tbk	54,100	56,091
		164,944

Financials (0.8%):
PT Bank Central Asia Tbk	70,100	118,804
PT Bank Mandiri (Persero) Tbk	192,200	55,184
PT Bank Negara Indonesia (Persero) Tbk	189,300	44,363
PT Bank Rakyat Indonesia (Persero) Tbk	402,700	74,611
		292,962

Health Care (0.1%):
PT Kalbe Farma Tbk	761,700	56,076

Industrials (0.1%):
PT Jasa Marga (Persero) Tbk	186,800	29,109
PT Waskita Karya (Persero) Tbk	567,100	16,839
		45,948

Materials (0.3%):
PT Aneka Tambang Tbk	748,500	20,664
PT Indah Kiat Pulp & Paper Corp. Tbk	77,000	18,943
PT Indocement Tunggal Prakarsa Tbk	43,700	33,512

Security Description	Shares	Value
PT Semen Indonesia (Persero) Tbk	70,600	$33,026
		106,145
		976,120
Luxembourg (0.1%):
Communication Services (0.1%):
Play Communications SA (a)	7,404	52,451

Malaysia (6.8%):
Consumer Staples (1.9%):
Fraser & Neave Holdings Bhd	13,500	97,050
IOI Corp. Bhd	137,800	127,740
Kuala Lumpur Kepong Bhd	43,600	209,765
PPB Group Bhd	56,260	214,088
Sime Darby Plantation Bhd	73,400	84,032
		732,675

Energy (0.6%):
Dialog Group Bhd	115,300	81,231
Serba Dinamik Holdings Bhd	253,020	87,956
Yinson Holdings Bhd	52,300	57,815
		227,002

Financials (2.0%):
CIMB Group Holdings Bhd	140,800	117,469
Hong Leong Bank Bhd	48,000	149,729
Malayan Banking Bhd	134,600	232,392
Public Bank Bhd	45,300	166,922
RHB Bank Bhd	108,700	118,147
		784,659

Health Care (0.6%):
Hartalega Holdings Bhd	72,100	114,959
Top Glove Corp. Bhd	88,100	131,691
		246,650

Industrials (0.9%):
IJM Corp. Bhd	124,700	45,950
MISC Bhd	75,700	130,523
Sime Darby Bhd	193,000	75,590
Westports Holdings Bhd	100,600	78,801
		330,864

Materials (0.4%):
Petronas Chemicals Group Bhd	70,700	82,743
Press Metal Aluminium Holdings Bhd	81,200	61,911
		144,654

Utilities (0.4%):
Petronas Gas Bhd	40,400	144,185
		2,610,689
Mexico (3.7%):
Communication Services (0.3%):
America Movil SAB de CV	133,634	79,188
Grupo Televisa SAB de CV	41,642	47,947
		127,135

Consumer Discretionary (0.2%):
Alsea SAB de CV (b)	40,999	26,249
El Puerto de Liverpool Sab de CV	18,740	40,918
		67,167

Security Description	Shares	Value
Consumer Staples (1.3%):
Arca Continental SAB de CV	24,682	$99,529
Gruma SAB de CV, Class B	15,329	117,453
Grupo Bimbo SAB de CV	60,394	87,827
Grupo Lala SAB de CV	84,996	38,429
Kimberly-Clark de Mexico SAB de CV, Series A	45,359	68,718
Wal-Mart de Mexico SAB de CV	37,104	87,243
		499,199

Financials (0.5%):
Grupo Elektra SAB de CV	1,686	99,839
Grupo Financiero Banorte SAB de CV, Class O	14,954	40,996
Grupo Financiero Inbursa SAB de CV	73,244	52,639
		193,474

Industrials (0.9%):
Alfa SAB de CV, Class A	100,010	26,996
Grupo Aeroportuario del Centro Norte SAB de CV	15,257	51,588
Grupo Aeroportuario del Pacifico SAB de CV	9,711	52,175
Grupo Aeroportuario del Sureste SAB de CV	7,364	69,372
Grupo Carso SAB de CV	26,685	52,413
Promotora y Operadora de Infraestructura SAB de CV (b)	12,928	86,799
		339,343

Materials (0.3%):
Grupo Mexico SAB de CV, Series B Class B	35,688	65,836
Orbia Advance Corp SAB de CV	44,354	48,806
		114,642

Utilities (0.2%):
Infraestructura Energetica Nova SAB de CV, Class N	19,539	59,886
		1,400,846
Morocco (0.3%):
Financials (0.3%):
Attijariwafa Bank (e)	3,111	114,337

Philippines (2.8%):
Communication Services (0.4%):
Globe Telecom, Inc.	2,275	86,347
PLDT, Inc.	3,295	73,157
		159,504

Consumer Discretionary (0.2%):
Bloomberry Resorts Corp.	325,900	38,454
Jollibee Foods Corp.	18,170	38,020
		76,474

Consumer Staples (0.1%):
Universal Robina Corp.	24,370	49,842

Financials (0.8%):
Ayala Corp.	6,535	60,068
Bank of the Philippine Islands	56,006	68,066
BDO Unibank, Inc.	33,000	67,168
Metro Pacific Investments Co.	1,005,700	47,862
Metropolitan Bank & Trust Co.	83,442	65,638
		308,802

Industrials (0.7%):
Aboitiz Equity Ventures, Inc.	64,720	47,983

Security Description	Shares	Value
Alliance Global Group, Inc. (b)	330,000	$45,298
International Container Terminal Services, Inc.	28,280	41,544
JG Summit Holdings, Inc.	48,830	50,223
SM Investments Corp.	5,132	82,556
		267,604

Real Estate (0.4%):
Ayala Land, Inc.	110,600	65,686
SM Prime Holdings, Inc.	135,400	75,621
		141,307

Utilities (0.2%):
Manila Electric Co.	15,400	68,142
		1,071,675
Poland (1.8%):
Communication Services (0.4%):
CD Projekt SA	1,050	73,443
Cyfrowy Polsat SA	12,330	71,059
		144,502

Consumer Staples (0.2%):
Dino Polska SA (a)(b)	1,661	65,143

Energy (0.4%):
Grupa Lotos SA	3,586	44,994
Polski Koncern Naftowy Orlen SA	3,981	53,649
Polskie Gornictwo Naftowe i Gazownictwo SA	66,174	55,076
		153,719

Financials (0.7%):
Bank Pekao SA	4,806	65,278
Powszechna Kasa Oszczednosci Bank Polski SA	10,966	60,014
Powszechny Zaklad Ubezpieczen SA	13,367	101,323
Santander Bank Polska SA	1,228	51,548
		278,163

Materials (0.1%):
KGHM Polska Miedz SA (b)	4,169	60,338
		701,865
Russian Federation (2.5%):
Communication Services (0.3%):
Rostelecom PJSC	137,630	129,766

Consumer Staples (0.4%):
Magnit PJSC	2,063	84,179
X5 Retail Group NV, GDR	2,310	62,370
		146,549

Energy (0.2%):
Tatneft PJSC	9,443	66,487

Materials (1.1%):
Alrosa PJSC	117,110	96,377
MMC Norilsk Nickel PJSC	488	121,359
PhosAgro PJSC, GDR	11,629	120,011
Severstal PJSC	8,246	91,050
		428,797

Utilities (0.5%):
Federal Grid Co. Unified Energy System PJSC	38,790,000	79,562
Inter RAO UES PJSC	1,491,000	93,515
		173,077
		944,676

Security Description	Shares	Value
Singapore (0.2%):
Industrials (0.2%):
BOC Aviation Ltd. (a)	12,800	$81,894

South Africa (5.1%):
Communication Services (0.6%):
MTN Group Ltd.	10,956	29,671
Naspers Ltd., Class N	573	81,894
Telkom SA SOC Ltd.	16,324	18,756
Vodacom Group Ltd.	13,123	85,937
		216,258

Consumer Discretionary (0.3%):
Mr. Price Group Ltd.	5,082	32,447
Pepkor Holdings Ltd. (a)	92,571	55,176
The Foschini Group Ltd.	8,345	31,604
		119,227

Consumer Staples (1.4%):
AVI Ltd.	17,444	68,710
Bid Corp. Ltd.	5,783	68,834
Clicks Group Ltd.	6,601	95,203
Pick n Pay Stores Ltd.	26,346	89,354
Shoprite Holdings Ltd.	8,431	58,981
The SPAR Group Ltd.	8,494	86,399
Tiger Brands Ltd.	7,456	77,197
		544,678

Energy (0.1%):
Exxaro Resources Ltd.	8,127	45,024

Financials (1.5%):
Absa Group Ltd.	8,420	35,342
Capitec Bank Holdings Ltd.	1,678	82,642
Discovery Ltd.	10,111	44,115
FirstRand Ltd.	25,020	56,389
Nedbank Group Ltd.	6,524	30,181
Old Mutual Ltd.	79,660	52,830
Remgro Ltd.	10,540	72,479
RMB Holdings Ltd.	23,024	63,706
Sanlam Ltd.	22,011	62,936
Standard Bank Group Ltd.	8,396	48,150
		548,770

Health Care (0.5%):
Aspen Pharmacare Holdings Ltd. (b)	8,786	45,455
Life Healthcare Group Holdings Ltd.	65,948	68,133
Netcare Ltd.	91,164	76,531
		190,119

Industrials (0.3%):
Barloword Ltd.	13,056	47,312
The Bidvest Group Ltd.	8,084	66,145
		113,457

Materials (0.4%):
Anglo American Platinum Ltd.	1,116	47,105
AngloGold Ashanti Ltd.	2,359	42,130
Gold Fields Ltd.	8,998	46,470
Sappi Ltd. (b)	18,847	22,151

Security Description	Shares	Value
Sasol Ltd. (b)	3,647	$7,538
		165,394
		1,942,927
Taiwan (21.0%):
Communication Services (1.3%):
Chunghwa Telecom Co. Ltd.	53,000	188,441
Far EasTone Telecommunications Co. Ltd.	71,000	148,646
Taiwan Mobile Co. Ltd.	54,000	178,422
		515,509

Consumer Discretionary (1.7%):
Cheng Shin Rubber Industry Co. Ltd.	94,000	95,757
Eclat Textile Co. Ltd.	8,000	63,635
Feng TAY Enterprise Co. Ltd.	11,600	49,876
Formosa Taffeta Co. Ltd.	124,000	126,317
Giant Manufacturing Co. Ltd.	9,000	39,888
Hotai Motor Co. Ltd.	5,000	81,197
Merida Industry Co. Ltd.	14,000	51,397
Nien Made Enterprise Co. Ltd.	8,000	47,759
Pou Chen Corp.	117,000	99,258
		655,084

Consumer Staples (1.0%):
President Chain Store Corp.	15,000	140,400
Standard Foods Corp.	59,000	119,034
Uni-President Enterprises Corp.	58,000	125,841
		385,275

Financials (4.6%):
Chailease Holding Co. Ltd.	25,000	75,657
Chang Hwa Commercial Bank Ltd.	260,795	164,318
CTBC Financial Holding Co. Ltd.	277,800	164,466
E.Sun Financial Holding Co. Ltd.	223,931	179,604
First Financial Holding Co. Ltd.	333,730	216,894
Hua Nan Financial Holdings Co. Ltd.	338,330	201,980
Mega Financial Holding Co. Ltd.	181,000	170,314
Taishin Financial Holding Co. Ltd.	557,793	215,848
Taiwan Cooperative Financial Holding Co. Ltd.	387,556	235,213
Yuanta Financial Holding Co. Ltd.	260,000	133,719
		1,758,013

Industrials (1.9%):
Airtac International Group	4,000	59,666
Eva Airways Corp.	374,085	109,992
Far Eastern New Century Corp.	141,000	105,161
Hiwin Technologies Corp.	8,121	53,853
Taiwan High Speed Rail Corp.	89,000	84,629
Teco Electric & Machinery Co. Ltd.	143,000	113,984
Voltronic Power Technology Corp.	5,000	104,680
Walsin Lihwa Corp.	240,000	87,316
		719,281

Information Technology (7.8%):
Accton Technology Corp.	13,000	70,084
Acer, Inc.	185,000	95,452
Advantech Co. Ltd.	14,000	115,528
ASE Technology Holding Co. Ltd.	37,000	71,712
Catcher Technology Co. Ltd.	10,000	64,660
Chicony Electronics Co. Ltd.	36,000	90,253
Chroma ATE, Inc.	13,000	53,531

Security Description	Shares	Value
Compal Electronics, Inc.	315,000	$180,238
Delta Electronics, Inc.	20,000	79,709
Foxconn Technology Co. Ltd.	65,100	106,580
Hon Hai Precision Industry Co. Ltd.	42,400	98,024
Inventec Corp.	168,000	129,466
Lite-On Technology Corp.	69,000	94,252
Macronix International Co. Ltd.	65,000	54,821
MediaTek, Inc.	7,000	75,823
Micro-Star International Co. Ltd.	31,000	90,944
Nanya Technology Corp.	35,000	62,163
Novatek Microelectronics Corp.	10,000	56,888
Pegatron Corp.	53,000	101,670
Powertech Technology, Inc.	42,000	119,325
Quanta Computer, Inc.	75,000	149,330
Radiant Opto-Electronics Corp.	18,000	47,032
Realtek Semiconductor Corp.	10,000	72,267
Synnex Technology International Corp.	125,000	153,589
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	117,810
Tripod Technology Corp.	26,000	81,693
Unimicron Technology Corp.	34,000	35,985
Walsin Technology Corp.	11,000	58,575
Winbond Electronics Corp.	152,000	57,060
Wistron Corp.	130,000	105,342
WPG Holdings Ltd.	149,000	174,946
Yageo Corp.	8,198	74,429
Zhen Ding Technology Holding Ltd.	17,000	52,290
		2,991,471

Materials (2.7%):
Asia Cement Corp.	83,000	108,159
China Steel Corp.	322,000	201,816
Formosa Chemicals & Fibre	46,000	101,935
Formosa Plastics Corp.	41,000	101,839
Nan Ya Plastics Corp.	73,000	132,069
TA Chen Stainless Pipe	108,000	96,087
Taiwan Cement Corp.	107,974	141,061
Taiwan Fertilizer Co. Ltd.	106,000	146,545
		1,029,511
		8,054,144
Thailand (7.3%):
Communication Services (0.7%):
Advanced Info Service PCL	16,900	103,532
Intouch Holdings PCL	51,800	78,939
Jasmine International PCL	290,600	43,400
VGI PCL	288,600	50,138
		276,009

Consumer Discretionary (0.6%):
Central Plaza Hotel PCL	86,600	40,647
Home Product Center PCL	221,200	74,834
Minor International PCL	93,500	47,876
Siam Global House PCL	186,413	51,987
		215,344

Consumer Staples (1.2%):
Berli Jucker PCL	58,400	72,088
Carabao Group PCL	19,500	37,740
Charoen Pokphand Foods PCL	114,400	84,728

Security Description	Shares	Value
CP ALL PCL	56,600	$105,230
Osotspa PCL	74,800	81,502
Thai Union Group PCL	187,000	78,653
		459,941

Energy (0.4%):
Banpu PCL	195,300	31,548
PTT Exploration & Production PCL	24,900	51,227
PTT PCL	90,000	84,349
		167,124

Financials (0.8%):
Bangkok Bank PCL	26,900	82,397
Kasikornbank PCL	26,700	74,461
Krung Thai Bank PCL	288,000	100,067
The Siam Commercial Bank PCL	31,900	67,329
		324,254

Health Care (0.4%):
Bangkok Dusit Medical Services PCL	141,200	81,337
Bumrungrad Hospital PCL	24,600	85,474
		166,811

Industrials (0.6%):
Airports of Thailand PCL (d)	53,300	82,444
Bangkok Expressway & Metro PCL	251,100	59,312
BTS Group Holdings PCL	253,900	70,420
		212,176

Materials (0.7%):
Indorama Ventures PCL	60,900	39,721
PTT Global Chemical PCL	60,500	56,241
The Siam Cement PCL	11,250	111,094
TOA Paint Thailand PCL	62,700	60,197
		267,253

Real Estate (0.2%):
Central Pattana PCL (b)	54,700	71,272

Utilities (1.7%):
B Grimm Power PCL	78,500	95,104
Banpu Power PCL	189,900	69,454
CK Power PCL	464,700	41,924
Energy Absolute PCL	54,700	56,267
Gulf Energy Development PCL	20,800	95,093
Ratch Group PCL	57,016	99,053
TPI Polene Power PCL	820,300	76,505
TTW PCL	299,700	116,007
		649,407
		2,809,591
Turkey (2.1%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri A/S	33,558	62,611

Consumer Discretionary (0.4%):
Arcelik A/S (b)	22,080	45,275
Ford Otomotiv Sanayi A/S	7,118	53,122
Tofas Turk Otomobil Fabrikasi A/S	20,278	50,517
		148,914

Consumer Staples (0.2%):
BIM Birlesik Magazalar A/S	10,489	79,662

Security Description	Shares	Value
Financials (0.2%):
Akbank TAS (b)	50,963	$43,220
Turkiye Garanti Bankasi A/S (b)	40,081	49,349
		92,569

Industrials (0.8%):
Aselsan Elektronik Sanayi ve Ticaret A/S	21,597	77,188
Enka Insaat ve Sanayi A/S	85,765	80,788
KOC Holding A/S	29,712	60,430
TAV Havalimanlari Holding A/S	16,233	40,711
Turkiye Sise ve Cam Fabrikalari A/S	92,694	58,116
		317,233

Materials (0.3%):
Eregli Demir ve Celik Fabrikalari TAS	58,133	66,116
Koza Altin Isletmeleri A/S (b)	6,011	55,848
		121,964
		822,953
Total Common Stocks (Cost $50,472,121)		38,196,585

Preferred Stocks (0.1%)
Brazil (0.1%):
Energy (0.1%):
Petroleo Brasileiro SA	12,700	34,199

Total Preferred Stocks (Cost $89,890)		34,199

Collateral for Securities Loaned^ (1.1%)
United States (1.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (f)	10,365	10,365
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (f)	126,012	126,012
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (f)	5,170	5,170
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (f)	72,078	72,078
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (f)	41,245	41,245
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (f)	185,445	185,445
Total Collateral for Securities Loaned (Cost $440,315)		440,315

Total Investments (Cost $51,002,326) — 100.9%		38,671,099
Liabilities in excess of other assets — (0.9)%		(344,856)
NET ASSETS - 100.00%		$38,326,243

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $1,272,973 and amounted to 3.3% of net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security has been designated as collateral for futures contracts.
(d)	All or a portion of this security is on loan.
(e)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 0.5% of the Fund’s net assets.
(f)	Rate disclosed is the daily yield on March 31, 2020.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	2	6/19/20	$84,318	$84,290	$(28)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(28)
	Total net unrealized appreciation (depreciation)				$(28)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (3.9%):
AT&T, Inc.	86,616	$2,524,856
Omnicom Group, Inc.	39,998	2,195,890
Verizon Communications, Inc.	55,778	2,996,952
		7,717,698
Consumer Discretionary (5.4%):
Best Buy Co., Inc.	25,420	1,448,940
General Motors Co., Class C	66,434	1,380,499
Genuine Parts Co.	34,916	2,350,894
Kohl’s Corp.	30,719	448,190
Ralph Lauren Corp.	22,145	1,479,951
Tapestry, Inc.	61,994	802,822
The Gap, Inc.	94,091	662,401
Whirlpool Corp.(a)	13,353	1,145,687
Wynn Resorts Ltd.	13,191	793,966
		10,513,350
Consumer Staples (11.6%):
Altria Group, Inc.	51,560	1,993,825
Archer-Daniels-Midland Co.	74,954	2,636,882
Conagra Brands, Inc.	51,229	1,503,059
General Mills, Inc.	53,708	2,834,171
Kimberly-Clark Corp.	19,802	2,532,082
Molson Coors Beverage Co., Class B(a)	44,615	1,740,431
Philip Morris International, Inc.	28,833	2,103,656
The Coca-Cola Co.	57,508	2,544,729
The J.M. Smucker Co.	25,066	2,782,326
Walgreens Boots Alliance, Inc.	41,099	1,880,279
		22,551,440
Energy (5.9%):
Chevron Corp.	24,820	1,798,457
Exxon Mobil Corp.	43,766	1,661,795
Halliburton Co.	86,747	594,217
HollyFrontier Corp.	39,995	980,277
Kinder Morgan, Inc.	141,612	1,971,240
Occidental Petroleum Corp.	48,063	556,570
ONEOK, Inc.	35,266	769,151
Phillips 66	24,686	1,324,404
Schlumberger Ltd.	58,051	783,108
Valero Energy Corp.	25,634	1,162,758
		11,601,977
Financials (20.2%):
BlackRock, Inc., Class A	6,342	2,790,290
Citizens Financial Group, Inc.	64,314	1,209,746
Comerica, Inc.	34,314	1,006,773
Fifth Third Bancorp	88,031	1,307,260
Franklin Resources, Inc.(a)	91,078	1,520,092
Huntington Bancshares, Inc.	179,160	1,470,904
Invesco Ltd.	133,197	1,209,429
JPMorgan Chase & Co.(a)	27,091	2,439,004
KeyCorp	128,627	1,333,862
MetLife, Inc.	62,269	1,903,563
Morgan Stanley	56,455	1,919,470
New York Community Bancorp, Inc.	217,420	2,041,574
People’s United Financial, Inc.	181,983	2,010,912

Security Description	Shares	Value
Principal Financial Group, Inc.	42,902	$1,344,549
Prudential Financial, Inc.	28,739	1,498,451
Regions Financial Corp.	144,793	1,298,793
Santander Consumer USA Holdings, Inc.	87,561	1,217,974
State Street Corp.	44,649	2,378,452
Synovus Financial Corp.	57,352	1,007,101
TCF Financial Corp.	50,955	1,154,640
The Progressive Corp.	35,392	2,613,346
Truist Financial Corp.	57,807	1,782,768
Wells Fargo & Co.	60,127	1,725,645
Zions Bancorp NA	54,911	1,469,418
		39,654,016
Health Care (5.5%):
Bristol-Myers Squibb Co.	42,791	2,385,170
Cardinal Health, Inc.	46,328	2,220,964
Gilead Sciences, Inc.	41,774	3,123,024
Johnson & Johnson	22,921	3,005,631
		10,734,789
Industrials (7.7%):
3M Co.	14,042	1,916,873
Caterpillar, Inc.	17,819	2,067,717
Cummins, Inc.	16,544	2,238,734
Eaton Corp. PLC	32,581	2,531,217
Emerson Electric Co.	42,637	2,031,653
United Parcel Service, Inc., Class B	18,369	1,716,032
Watsco, Inc.	16,151	2,552,343
		15,054,569
Information Technology (10.5%):
Broadcom, Inc.	6,557	1,554,665
Cisco Systems, Inc.	48,019	1,887,627
HP, Inc.	99,952	1,735,166
International Business Machines Corp.	19,595	2,173,673
Juniper Networks, Inc.	106,719	2,042,602
Maxim Integrated Products, Inc.	36,659	1,781,994
NetApp, Inc.	32,213	1,342,960
Paychex, Inc.	39,810	2,504,845
Seagate Technology PLC	35,472	1,731,034
The Western Union Co.	150,130	2,721,857
Xerox Holdings Corp.	59,189	1,121,040
		20,597,463
Materials (7.1%):
Eastman Chemical Co.	32,079	1,494,240
International Paper Co.	54,264	1,689,238
LyondellBasell Industries NV, Class A	26,254	1,302,986
Nucor Corp.	46,605	1,678,712
Packaging Corp. of America	22,113	1,920,072
Sonoco Products Co.	59,387	2,752,588
Steel Dynamics, Inc.	66,068	1,489,173
Westrock Co.	49,959	1,411,841
		13,738,850
Utilities (21.3%):
AES Corp.	172,879	2,351,154
American Electric Power Co., Inc.	43,238	3,458,175
CenterPoint Energy, Inc.	130,632	2,018,264

Security Description	Shares	Value
Consolidated Edison, Inc.	42,897	$3,345,966
Duke Energy Corp.	45,910	3,713,201
Evergy, Inc.	58,619	3,226,976
Exelon Corp.	78,357	2,884,321
FirstEnergy Corp.	78,033	3,126,782
MDU Resources Group, Inc.	125,410	2,696,315
OGE Energy Corp.	85,708	2,633,807
Pinnacle West Capital Corp.	38,179	2,893,586
PPL Corp.	114,130	2,816,728
Public Service Enterprise Group, Inc.	62,081	2,788,058
The Southern Co.	68,490	3,708,049
		41,661,382
Total Common Stocks (Cost $265,039,684)		193,825,534

Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(b)	22,715	22,715
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(b)	276,161	276,161
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(b)	11,331	11,331
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(b)	157,962	157,962
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(b)	90,390	90,390
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(b)	406,413	406,413
Total Collateral for Securities Loaned (Cost $964,972)		964,972

Total Investments (Cost $266,004,656) — 99.6%		194,790,506
Other assets in excess of liabilities — 0.4%		744,813
NET ASSETS - 100.00%		$195,535,319

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	8	6/19/20	$980,295	$1,027,880	$47,585
	Total unrealized appreciation				$47,585
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$47,585

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (4.1%):
Cogent Communications Holdings, Inc.	18,928	$1,551,528
John Wiley & Sons, Inc., Class A	21,187	794,301
Telephone & Data Systems, Inc.	32,377	542,639
		2,888,468
Consumer Discretionary (12.6%):
American Eagle Outfitters, Inc.	44,133	350,857
Brinker International, Inc.	23,104	277,479
Dine Brands Global, Inc.	11,201	321,245
Haverty Furniture Cos., Inc.(a)	44,898	533,837
Hooker Furniture Corp.(a)	38,056	594,054
LCI Industries	9,630	643,573
MDC Holdings, Inc.	27,202	631,086
Movado Group, Inc.	28,235	333,738
PetMed Express, Inc.(a)	44,574	1,282,840
Ruth’s Hospitality Group, Inc.	69,486	464,166
Shutterstock, Inc.	25,188	810,046
Sturm Ruger & Co., Inc.(a)	21,993	1,119,664
Tailored Brands, Inc.(a)	69,181	120,375
The Buckle, Inc.(a)	36,786	504,336
The Cheesecake Factory, Inc.	30,360	518,549
The Children’s Place, Inc.(a)	7,726	151,121
Tupperware Brands Corp.	42,806	69,346
		8,726,312
Consumer Staples (7.7%):
B&G Foods, Inc.(a)	48,956	885,614
John B Sanfilippo & Son, Inc.	11,377	1,017,104
Medifast, Inc.(a)	6,986	436,625
Universal Corp.	19,741	872,749
Vector Group Ltd.	65,452	616,558
Weis Markets, Inc.(a)	34,718	1,446,352
		5,275,002
Energy (2.5%):
Arch Coal, Inc., Class A(a)	11,288	326,223
Archrock, Inc.	72,380	272,149
Core Laboratories NV(a)	17,634	182,336
Delek US Holdings, Inc.	20,058	316,114
Falcon Minerals Corp.(a)	118,155	254,033
Murphy Oil Corp.(a)	41,834	256,442
Peabody Energy Corp.	38,535	111,752
		1,719,049
Financials (23.7%):
Artisan Partners Asset Management, Inc., Class A	39,746	854,141
Cadence Bancorp	49,052	321,291
Cathay General Bancorp	36,541	838,616
Columbia Banking System, Inc.	32,666	875,449
FBL Financial Group, Inc., Class A	25,876	1,207,633
First Busey Corp.	53,451	914,547
First Financial Bancorp	47,497	708,180
Great Western Bancorp, Inc.	36,594	749,445
Hope Bancorp, Inc.	78,306	643,675
Moelis & Co., Class A	27,864	782,978
Navient Corp.	70,628	535,360
Northwest Bancshares, Inc.	107,912	1,248,542

Security Description	Shares	Value
Park National Corp.	13,517	$1,049,460
Provident Financial Services, Inc.	60,049	772,230
Safety Insurance Group, Inc.	15,316	1,293,130
Sandy Spring Bancorp, Inc.	38,435	870,168
Southside Bancshares, Inc.	39,784	1,209,035
Waddell & Reed Financial, Inc., Class A(a)	64,783	737,231
WesBanco, Inc.	36,267	859,528
		16,470,639
Health Care (5.4%):
Meridian Bioscience, Inc.(b)	80,701	677,888
National Healthcare Corp.	19,373	1,389,625
Patterson Cos., Inc.	64,157	980,961
Phibro Animal Health Corp., Class A	27,463	663,781
		3,712,255
Industrials (22.7%):
Applied Industrial Technologies, Inc.	19,634	897,666
Ennis, Inc.	63,879	1,199,647
GATX Corp.(a)	14,890	931,519
H&E Equipment Services, Inc.	31,031	455,535
Healthcare Services Group(a)	32,202	769,950
Hillenbrand, Inc.	35,000	668,850
HNI Corp.	31,217	786,356
Interface, Inc.	78,120	590,587
Kennametal, Inc.	28,684	534,096
Knoll, Inc.	51,462	531,088
Matson, Inc.	27,679	847,531
Matthews International Corp., Class A(a)	29,310	709,009
McGrath RentCorp	17,710	927,650
National Presto Industries, Inc.	12,279	869,476
Resources Connection, Inc.	54,889	602,132
Ryder System, Inc.	17,244	455,931
Steelcase, Inc., Class A	62,836	620,191
Systemax, Inc.	30,726	544,772
The Greenbrier Cos., Inc.	32,315	573,268
Trinity Industries, Inc.	47,534	763,872
Triton International Ltd.	32,096	830,324
Wabash National Corp.	67,961	490,678
		15,600,128
Information Technology (2.2%):
Benchmark Electronics, Inc.	40,973	819,051
Vishay Intertechnology, Inc.	50,657	729,967
		1,549,018
Materials (14.3%):
Cabot Corp.	22,032	575,476
Commercial Metals Co.	51,515	813,422
Domtar Corp.	26,909	582,311
Futurefuel Corp.	60,897	686,309
Greif, Inc., Class A	19,084	593,322
Kaiser Aluminum Corp.	12,520	867,385
Kronos Worldwide, Inc.(a)	72,715	613,715
Louisiana-Pacific Corp.	43,380	745,269
Neenah, Inc.	15,673	675,976
PolyOne Corp.	29,281	555,461
Schnitzer Steel Industries, Inc.	35,544	463,494
Schweitzer-Mauduit International, Inc.	24,055	669,210

Security Description	Shares	Value
Sensient Technologies Corp.	21,604	$939,989
The Chemours Co.	40,254	357,053
Worthington Industries, Inc.	27,409	719,486
		9,857,878
Utilities (3.8%):
Otter Tail Corp.	30,671	1,363,633
Unitil Corp.	24,419	1,277,602
		2,641,235
Total Common Stocks (Cost $98,971,976)		68,439,984

Rights (0.0%)(c)
Materials (0.0%):(c)
Schulman, Inc., Expires 12/31/49 (b)(d)(e)	7,093	—
Total Rights (Cost $14,186)		—

Collateral for Securities Loaned^ (8.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(f)	133,726	133,726
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(f)	1,625,772	1,625,772
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(f)	66,707	66,707
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(f)	929,930	929,930
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(f)	532,133	532,133
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(f)	2,392,572	2,392,572
Total Collateral for Securities Loaned (Cost $5,680,840)		5,680,840

Total Investments (Cost $104,667,002) — 107.2%		74,120,824
Liabilities in excess of other assets — (7.2)%		(4,996,200)
NET ASSETS - 100.00%		$69,124,624

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were less than 0.05% of the Fund’s net assets.

(e)	Security was fair valued based using significant unobservable inputs as of March 31, 2020.
(f)	Rate disclosed is the daily yield on March 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	11	6/19/20	$625,084	$631,180	$6,096
	Total unrealized appreciation				$6,096
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$6,096

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Australia (8.9%):
Consumer Staples (1.1%):
Wesfarmers Ltd.	31,128	$655,949

Energy (0.7%):
Woodside Petroleum Ltd.	36,563	409,408

Financials (2.4%):
Australia & New Zealand Banking Group Ltd.	45,237	471,763
National Australia Bank Ltd.	52,097	534,335
Westpac Banking Corp.	41,705	423,133
		1,429,231
Materials (3.6%):
BHP Group Ltd.	33,876	603,664
BHP Group PLC	32,216	500,875
Fortescue Metals Group Ltd.	72,118	443,454
Rio Tinto Ltd.	11,386	592,096
		2,140,089
Utilities (1.1%):
AGL Energy Ltd.	61,705	652,230
		5,286,907
Canada (9.5%):
Communication Services (6.7%):
BCE, Inc.	34,043	1,396,704
Shaw Communications, Inc., Class B	66,464	1,078,369
TELUS Corp. (a)	96,116	1,519,850
		3,994,923
Energy (1.4%):
Inter Pipeline Ltd. (a)	47,756	285,769
Pembina Pipeline Corp.	31,481	590,646
		876,415
Financials (1.4%):
Great-West Lifeco, Inc.	48,005	829,367
		5,700,705
Denmark (0.8%):
Financials (0.8%):
Danske Bank A/S (b)	44,492	505,621

Finland (4.8%):
Financials (2.2%):
Nordea Bank ABP (b)	109,091	618,969
Sampo Oyj, Class A	24,292	712,997
		1,331,966
Materials (1.7%):
Stora ENSO Oyj, Class R (b)	42,672	435,025
UPM-Kymmene Oyj (a)	21,360	590,906
		1,025,931
Utilities (0.9%):
Fortum Oyj	35,240	519,692
		2,877,589
France (9.8%):
Communication Services (2.3%):
Orange SA	80,958	993,955

Security Description	Shares	Value
Publicis Groupe SA	12,504	$360,113
		1,354,068
Consumer Discretionary (0.3%):
Renault SA	9,733	190,034

Energy (1.3%):
TOTAL SA	18,991	741,046

Financials (2.8%):
BNP Paribas SA	14,495	439,669
Credit Agricole SA	55,563	409,853
Natixis SA	137,683	450,417
Societe Generale SA	21,290	360,283
		1,660,222
Industrials (1.1%):
Alstom SA	15,918	669,400

Utilities (2.0%):
Engie SA	61,240	635,527
Suez	56,097	573,742
		1,209,269
		5,824,039
Germany (3.9%):
Consumer Discretionary (1.0%):
Bayerische Motoren Werke AG	11,654	605,412

Industrials (0.6%):
Hochtief AG	5,336	355,949

Materials (2.3%):
BASF SE	10,530	500,928
Covestro AG (c)	11,225	344,937
Evonik Industries AG	24,598	517,210
		1,363,075
		2,324,436
Hong Kong (4.8%):
Industrials (1.3%):
CK Hutchison Holdings Ltd.	113,500	765,695

Utilities (3.5%):
CK Infrastructure Holdings Ltd.	158,000	839,678
Power Assets Holdings Ltd.	215,500	1,288,413
		2,128,091
		2,893,786
Ireland (0.7%):
Communication Services (0.7%):
WPP PLC	56,926	389,790

Italy (3.4%):
Energy (2.5%):
Eni SpA	65,831	669,234
Snam SpA	176,388	817,614
		1,486,848
Financials (0.9%):
Intesa Sanpaolo SpA	313,254	514,083
		2,000,931
Japan (11.3%):
Consumer Discretionary (1.5%):

Security Description	Shares	Value
Aisin Seiki Co. Ltd.	19,000	$470,803
Nissan Motor Co. Ltd.	123,900	410,964
		881,767
Consumer Staples (1.4%):
Japan Tobacco, Inc.	46,400	861,449

Industrials (6.1%):
FANUC Corp.	3,600	490,726
Komatsu Ltd.	27,600	456,577
Marubeni Corp.	104,600	524,411
Mitsubishi Corp.	35,100	748,132
Mitsui & Co. Ltd.	52,400	732,801
Sumitomo Corp.	58,000	668,421
		3,621,068
Information Technology (1.3%):
Canon, Inc.	35,600	781,140

Materials (1.0%):
Mitsubishi Chemical Holdings Corp.	98,100	586,538
		6,731,962
Korea, Republic Of (1.5%):
Energy (0.5%):
SK Innovation Co. Ltd.	4,660	333,076

Financials (1.0%):
Hana Financial Group, Inc.	30,246	574,008
		907,084
Macau (1.3%):
Consumer Discretionary (1.3%):
Sands China Ltd.	117,600	430,808
Wynn Macau Ltd.	216,400	328,822
		759,630
Netherlands (3.0%):
Consumer Staples (1.6%):
Koninklijke Ahold Delhaize NV	40,036	939,596

Financials (0.6%):
ING Groep NV	65,607	345,884

Industrials (0.8%):
Randstad NV	14,132	501,270
		1,786,750
Norway (2.1%):
Consumer Staples (0.7%):
Mowi ASA	28,722	438,993

Energy (1.4%):
Aker BP ASA (a)	18,225	232,816
Equinor ASA	48,435	611,970
		844,786
		1,283,779
Russian Federation (0.4%):
Materials (0.4%):
Evraz PLC	81,713	235,008

Security Description	Shares	Value
Singapore (1.4%):
Communication Services (1.4%):
Singapore Telecommunications Ltd.	471,900	$843,568

Spain (6.0%):
Communication Services (1.1%):
Telefonica SA	141,705	652,082

Energy (0.9%):
Repsol SA	56,140	515,749

Financials (0.8%):
CaixaBank SA	254,465	476,973

Industrials (0.6%):
ACS Actividades de Construccion y Servicios SA	19,463	382,307

Utilities (2.6%):
Endesa SA	41,875	898,954
Naturgy Energy Group SA	37,032	657,997
		1,556,951
		3,584,062
Sweden (6.3%):
Communication Services (1.6%):
Telia Co. AB	271,766	981,601

Consumer Discretionary (0.6%):
Hennes & Mauritz AB, Class B	26,856	347,795

Financials (3.1%):
Skandinaviska Enskilda Banken AB, Class A	85,876	583,692
Svenska Handelsbanken AB, Class A	97,686	821,701
Swedbank AB, Class A (b)	38,355	430,159
		1,835,552
Industrials (1.0%):
Volvo AB, Class B	49,236	595,281
		3,760,229
Switzerland (1.7%):
Financials (1.2%):
UBS Group AG, Registered Shares	76,878	722,834

Materials (0.5%):
Glencore PLC	205,358	315,708
		1,038,542
United Kingdom (16.7%):
Communication Services (1.0%):
BT Group PLC	417,806	611,704

Consumer Discretionary (0.9%):
Barratt Developments PLC	100,743	551,705

Consumer Staples (1.7%):
British American Tobacco PLC	16,445	563,428
Imperial Brands PLC	25,647	476,709
		1,040,137
Energy (2.0%):
BP PLC	139,993	598,371
Royal Dutch Shell PLC, Class A	34,012	599,332
		1,197,703
Financials (5.4%):

Security Description	Shares	Value
Aviva PLC	201,330	$671,283
HSBC Holdings PLC	144,235	813,615
Legal & General Group PLC	309,558	745,180
Lloyds Banking Group PLC	1,424,244	565,962
Royal Bank of Scotland Group PLC	303,242	425,144
		3,221,184
Health Care (1.7%):
GlaxoSmithKline PLC	52,753	992,198

Industrials (0.5%):
International Consolidated Airlines Group SA	111,343	297,411

Materials (1.9%):
Anglo American PLC	28,410	499,701
Rio Tinto PLC	13,579	627,030
		1,126,731
Utilities (1.6%):
National Grid PLC	80,691	948,516
		9,987,289
United States (0.3%):
Consumer Discretionary (0.3%):
Carnival PLC	13,717	167,170
Total Common Stocks (Cost $86,205,443)		58,888,877

Collateral for Securities Loaned^ (1.8%)
United States (1.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (d)	25,848	25,848
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (d)	314,241	314,241
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (d)	12,894	12,894
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (d)	179,744	179,744
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (d)	102,855	102,855
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (d)	462,454	462,454
Total Collateral for Securities Loaned (Cost $1,098,036)		1,098,036

Total Investments (Cost $87,303,479) — 100.4%		59,986,913
Liabilities in excess of other assets — (0.4)%		(262,177)
NET ASSETS - 100.00%		$59,724,736

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $344,937 and amounted to 0.6% of net assets.

(d)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	5	6/19/20	$369,305	$389,825	$20,520
	Total unrealized appreciation				$20,520
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$20,520

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Brazil (1.6%):
Industrials (0.5%):
EcoRodovias Infraestrutura e Logistica SA (a)	72,100	$131,146
Information Technology (0.3%):
Cielo SA	74,700	63,840
Utilities (0.8%):
Engie Brasil Energia SA	25,950	194,402
		389,388
Chile (2.0%):
Utilities (2.0%):
Aguas Andinas SA, Class A	867,753	255,639
Colbun SA	2,191,115	238,221
		493,860
China (20.7%):
Consumer Discretionary (0.8%):
Great Wall Motor Co. Ltd., Class H	293,500	188,158

Energy (3.4%):
China Petroleum & Chemical Corp., Class H	560,000	275,937
China Shenhua Energy Co. Ltd., Class H	171,000	325,567
Yanzhou Coal Mining Co. Ltd., Class H	297,000	232,926
		834,430
Financials (13.0%):
Agricultural Bank of China Ltd., Class H	1,231,000	493,829
Bank of China Ltd., Class H	1,135,000	434,821
Bank of Communications Co. Ltd., Class H	564,000	345,566
China Cinda Asset Management Co. Ltd., Class H	1,299,000	246,312
China CITIC Bank Corp. Ltd., Class H	800,000	395,227
China Construction Bank Corp., Class H	567,000	463,693
China Minsheng Banking Corp. Ltd., Class H	516,000	383,381
GF Securities Co. Ltd., Class H	190,000	203,663
Huatai Securities Co. Ltd., Class H (b)	130,200	193,474
		3,159,966
Industrials (0.9%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	310,800	226,109

Materials (1.0%):
Sinopec Shanghai Petrochemical Co. Ltd., Class H	956,000	236,765

Real Estate (1.6%):
Guangzhou R&F Properties Co. Ltd., Class H	135,149	176,421
Logan Property Holdings Co. Ltd.	130,000	200,555
		376,976
		5,022,404
Czech Republic (2.8%):
Financials (1.0%):
Komercni Banka A/S	12,706	241,823

Utilities (1.8%):
CEZ A/S	26,636	437,803
		679,626
Egypt (1.6%):
Consumer Staples (1.0%):
Eastern Tobacco (c)	323,585	254,702

Security Description	Shares	Value
Industrials (0.6%):
Elsewedy Electric Co.	281,547	$140,684
		395,386
Hong Kong (3.9%):
Energy (0.7%):
CNOOC Ltd.	168,000	176,181

Industrials (1.1%):
China Merchants Port Holdings Co. Ltd.	232,000	265,143

Materials (1.5%):
China Resources Cement Holdings Ltd.	296,000	353,176

Real Estate (0.6%):
Agile Group Holdings Ltd.	142,000	153,677
		948,177
India (0.9%):
Communication Services (0.6%):
Bharti Infratel Ltd.	63,172	133,620

Materials (0.3%):
Vedanta Ltd.	90,163	77,119
		210,739
Indonesia (2.0%):
Energy (2.0%):
PT Adaro Energy Tbk	2,344,000	142,366
PT Bukit Asam Tbk	1,358,000	181,622
PT United Tractors Tbk	162,000	167,963
		491,951
Malaysia (4.6%):
Financials (2.8%):
Malayan Banking Bhd	400,900	692,168

Utilities (1.8%):
Petronas Gas Bhd	121,300	432,913
		1,125,081
Mexico (1.7%):
Financials (0.5%):
Grupo Financiero Banorte SAB de CV, Class O	44,767	122,726

Industrials (0.4%):
Alfa SAB de CV, Class A	298,090	80,463

Materials (0.8%):
Grupo Mexico SAB de CV, Series B, Class B	106,229	195,969
		399,158
Philippines (2.8%):
Communication Services (2.0%):
Globe Telecom, Inc.	6,790	257,713
PLDT, Inc.	9,820	218,029
		475,742
Utilities (0.8%):
Manila Electric Co.	45,980	203,451
		679,193
Poland (2.7%):
Financials (2.7%):
Bank Pekao SA	14,337	194,735
Powszechny Zaklad Ubezpieczen SA	39,852	302,082

Security Description	Shares	Value
Santander Bank Polska SA	3,670	$154,056
		650,873
Russian Federation (9.7%):
Communication Services (1.6%):
Rostelecom PJSC	410,660	387,195

Consumer Staples (1.0%):
Magnit PJSC	6,165	251,558

Energy (0.8%):
Tatneft PJSC	28,170	198,342

Materials (5.3%):
Alrosa PJSC	349,060	287,264
MMC Norilsk Nickel PJSC	1,452	361,092
PhosAgro PJSC, GDR	34,684	357,939
Severstal PJSC	24,607	271,703
		1,277,998
Utilities (1.0%):
Federal Grid Co. Unified Energy System PJSC	115,660,000	237,231
		2,352,324
South Africa (8.7%):
Communication Services (1.6%):
MTN Group Ltd.	32,768	88,742
Telkom SA SOC Ltd.	48,641	55,887
Vodacom Group Ltd.	39,214	256,796
		401,425
Consumer Discretionary (0.8%):
Mr. Price Group Ltd.	15,146	96,701
The Foschini Group Ltd.	24,895	94,283
		190,984
Consumer Staples (1.8%):
AVI Ltd.	52,034	204,956
Tiger Brands Ltd.	22,241	230,277
		435,233
Energy (0.6%):
Exxaro Resources Ltd.	24,813	137,466

Financials (2.0%):
Absa Group Ltd.	25,114	105,415
Nedbank Group Ltd.	19,457	90,011
Old Mutual Ltd.	237,657	157,613
Standard Bank Group Ltd.	25,032	143,554
		496,593
Health Care (0.9%):
Netcare Ltd.	271,975	228,320

Industrials (0.6%):
Barloword Ltd.	39,251	142,238

Materials (0.4%):
Sappi Ltd. (a)	56,168	66,013
Sasol Ltd. (a)	10,876	22,479
		88,492
		2,120,751

Security Description	Shares	Value
Taiwan (23.8%):
Consumer Discretionary (1.5%):
Formosa Taffeta Co. Ltd.	373,000	$379,970

Industrials (2.4%):
Far Eastern New Century Corp.	424,000	316,230
Walsin Lihwa Corp.	723,000	263,039
		579,269
Information Technology (12.7%):
Compal Electronics, Inc.	942,000	538,998
Inventec Corp.	504,000	388,398
Nanya Technology Corp.	103,000	182,937
Pegatron Corp.	156,000	299,256
Powertech Technology, Inc.	122,000	346,611
Quanta Computer, Inc.	223,000	444,009
Walsin Technology Corp.	32,000	170,398
WPG Holdings Ltd.	446,000	523,665
Yageo Corp.	21,000	190,656
		3,084,928
Materials (7.2%):
Asia Cement Corp.	247,000	321,872
Formosa Chemicals & Fibre	137,000	303,589
Nan Ya Plastics Corp.	217,000	392,588
TA Chen Stainless Pipe	330,000	293,600
Taiwan Cement Corp.	329,000	429,816
		1,741,465
		5,785,632
Thailand (5.7%):
Communication Services (0.5%):
Jasmine International PCL	867,000	129,482

Energy (2.1%):
Banpu PCL	582,500	94,094
PTT Exploration & Production PCL	74,100	152,446
PTT PCL	269,300	252,392
		498,932
Materials (0.7%):
PTT Global Chemical PCL	180,900	168,164

Utilities (2.4%):
TPI Polene Power PCL	2,445,100	228,041
TTW PCL	893,900	346,008
		574,049
		1,370,627
Turkey (3.4%):
Communication Services (0.8%):
Turkcell Iletisim Hizmetleri A/S	100,031	186,634

Consumer Discretionary (1.3%):
Ford Otomotiv Sanayi A/S	21,219	158,358
Tofas Turk Otomobil Fabrikasi A/S	60,461	150,622
		308,980
Industrials (0.5%):
TAV Havalimanlari Holding A/S	48,385	121,344

Materials (0.8%):
Eregli Demir ve Celik Fabrikalari TAS	173,384	197,194
		814,152
Total Common Stocks (Cost $33,514,230)		23,929,322

Security Description	Shares	Value
Preferred Stocks (0.4%)
Brazil (0.4%):
Energy (0.4%):
Petroleo Brasileiro SA	37,500	$100,981
Total Preferred Stocks (Cost $244,060)		100,981

Collateral for Securities Loaned^ (0.3%)
United States (0.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (d)	1,972	1,972
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (d)	23,980	23,980
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (d)	984	984
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (d)	13,717	13,717
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (d)	7,849	7,849
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (d)	35,291	35,291
Total Collateral for Securities Loaned (Cost $83,793)		83,793

Total Investments (Cost $33,842,083) — 99.3%		24,114,096
Other assets in excess of liabilities — 0.7%		169,249
NET ASSETS - 100.00%		$24,283,345

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $193,474 and amounted to 0.8% of net assets.

(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 1.0% of the Fund’s net assets.
(d)	Rate disclosed is the daily yield on March 31, 2020.

GDR—Global Depositary Receipt

PCL—Public Company Limited

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	5	6/19/20	$204,120	$210,725	$6,605
	Total unrealized appreciation				$6,605
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$6,605

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (2.0%):
The Walt Disney Co.	38,315	$3,701,229

Consumer Discretionary (17.0%):
Columbia Sportswear Co.(a)	30,820	2,150,311
Gentex Corp.	136,534	3,025,593
Genuine Parts Co.	34,276	2,307,803
Lowe’s Cos., Inc.	27,431	2,360,438
McDonald’s Corp.	35,461	5,863,476
Nike, Inc., Class B	41,739	3,453,486
Ross Stores, Inc.	14,148	1,230,452
Target Corp.	50,871	4,729,477
The Home Depot, Inc.	20,668	3,858,921
The TJX Cos., Inc.	36,149	1,728,284
VF Corp.	24,018	1,298,893
		32,007,134
Consumer Staples (17.8%):
Brown-Forman Corp., Class B	38,763	2,151,734
Church & Dwight Co., Inc.	26,433	1,696,470
Colgate-Palmolive Co.	73,619	4,885,356
Costco Wholesale Corp.	13,632	3,886,892
Hormel Foods Corp.	41,229	1,922,921
Kimberly-Clark Corp.	25,080	3,206,980
Lancaster Colony Corp.	28,754	4,158,978
PepsiCo, Inc.	17,372	2,086,377
Sysco Corp.	36,665	1,673,024
The Clorox Co.	19,332	3,349,269
The Procter & Gamble Co.	26,215	2,883,650
Walgreens Boots Alliance, Inc.	35,232	1,611,864
		33,513,515
Energy (0.9%):
Chevron Corp.	11,292	818,218
Exxon Mobil Corp.	25,059	951,491
		1,769,709
Financials (13.8%):
Aflac, Inc.	40,409	1,383,604
Brown & Brown, Inc.	52,133	1,888,257
Commerce Bancshares, Inc., Class C(a)	41,302	2,079,556
Erie Indemnity Co., Class A	13,665	2,025,700
FactSet Research Systems, Inc.	17,647	4,600,220
Franklin Resources, Inc.	91,268	1,523,263
MarketAxess Holdings, Inc.	8,170	2,717,097
Morningstar, Inc.	48,481	5,635,916
Old Republic International Corp.	18,715	285,404
S&P Global, Inc.	3,932	963,537
SEI Investments Co.	29,370	1,361,006
T. Rowe Price Group, Inc.	14,900	1,454,985
		25,918,545
Health Care (5.1%):
Chemed Corp.	13,247	5,738,600
Johnson & Johnson	14,740	1,932,856
West Pharmaceutical Services, Inc.	12,342	1,879,070
		9,550,526

Security Description	Shares	Value
Industrials (22.8%):
3M Co.	27,681	$3,778,733
AO Smith Corp.	25,829	976,594
C.H. Robinson Worldwide, Inc.	45,730	3,027,326
Cintas Corp.	5,249	909,232
Donaldson Co., Inc.	61,343	2,369,680
Emerson Electric Co.	62,781	2,991,515
Expeditors International of Washington, Inc.	35,766	2,386,308
Fastenal Co.	54,492	1,702,875
General Dynamics Corp.	10,681	1,413,203
Graco, Inc.	47,990	2,338,553
HEICO Corp.	22,000	1,641,420
Illinois Tool Works, Inc.	16,521	2,347,965
ITT, Inc.	11,873	538,559
J.B. Hunt Transport Services, Inc.	27,706	2,555,324
Lincoln Electric Holdings, Inc.	20,711	1,429,059
Nordson Corp.	6,601	891,597
Robert Half International, Inc.	45,845	1,730,649
Rollins, Inc.(a)	118,986	4,300,154
The Toro Co.	43,148	2,808,503
W.W. Grainger, Inc.	10,272	2,552,592
		42,689,841
Information Technology (15.9%):
Accenture PLC, Class A	21,311	3,479,234
Automatic Data Processing, Inc.	20,295	2,773,921
Intuit, Inc.	19,579	4,503,170
Jack Henry & Associates, Inc.	25,985	4,033,911
Mastercard, Inc., Class A	12,972	3,133,516
Paychex, Inc.	90,977	5,724,274
Texas Instruments, Inc.	27,670	2,765,063
Visa, Inc., Class A	21,535	3,469,719
		29,882,808
Materials (4.2%):
Air Products & Chemicals, Inc.	12,366	2,468,377
Ecolab, Inc.	8,350	1,301,181
Nucor Corp.	14,062	506,513
PPG Industries, Inc.	13,562	1,133,783
Sonoco Products Co.	51,967	2,408,670
		7,818,524
Total Common Stocks (Cost $218,829,117)		186,851,831

Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(b)	3,678	3,678
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(b)	44,710	44,710
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(b)	1,835	1,835
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(b)	25,574	25,574
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(b)	14,634	14,634

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(b)	65,798	$65,798
Total Collateral for Securities Loaned (Cost $156,229)		156,229

Total Investments (Cost $218,985,346) — 99.6%		187,008,060
Other assets in excess of liabilities — 0.4%		667,274
NET ASSETS - 100.00%		$187,675,334

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	6	6/19/20	$751,077	$770,910	$19,833
	Total unrealized appreciation				$19,833
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$19,833

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (4.3%):
AT&T, Inc.	107,175	$3,124,151
Cinemark Holdings, Inc.	29,733	302,979
Omnicom Group, Inc.(a)	42,824	2,351,038
		5,778,168
Consumer Discretionary (6.8%):
AutoZone, Inc.(b)	2,986	2,526,156
Cracker Barrel Old Country Store, Inc.(a)	6,698	557,408
Darden Restaurants, Inc.	13,215	719,688
Dollar General Corp.	8,570	1,294,156
H&R Block, Inc.	57,602	811,036
O’Reilly Automotive, Inc.(b)	2,824	850,165
Target Corp.	22,164	2,060,587
The Home Depot, Inc.	1,368	255,419
		9,074,615
Consumer Staples (22.6%):
Casey’s General Stores, Inc.	9,104	1,206,189
Flowers Foods, Inc.	9,533	195,617
Ingredion, Inc.	18,516	1,397,958
Kimberly-Clark Corp.	30,262	3,869,602
PepsiCo, Inc.	37,912	4,553,231
Sysco Corp.	53,694	2,450,057
The Hershey Co.	26,736	3,542,520
The Kroger Co.	99,172	2,987,061
The Procter & Gamble Co.	47,147	5,186,170
Walmart, Inc.	42,633	4,843,961
		30,232,366
Energy (1.3%):
Chevron Corp.	22,106	1,601,801
Valero Energy Corp.	1,883	85,413
		1,687,214
Financials (12.6%):
Aflac, Inc.	59,171	2,026,015
Erie Indemnity Co., Class A	4,586	679,829
Everest Re Group Ltd.	8,701	1,674,246
Fidelity National Financial, Inc.	59,665	1,484,465
First American Financial Corp.	17,736	752,184
Marsh & McLennan Cos., Inc.	4,427	382,758
The Allstate Corp.	27,280	2,502,394
The Hanover Insurance Group, Inc.	9,607	870,202
The Hartford Financial Services Group, Inc.	68,171	2,402,346
The Progressive Corp.	19,028	1,405,028
The Travelers Cos., Inc.	28,588	2,840,219
		17,019,686
Health Care (14.1%):
AmerisourceBergen Corp.	7,063	625,076
Bristol-Myers Squibb Co.	31,394	1,749,902
Encompass Health Corp.	5,803	371,566
Jazz Pharmaceuticals PLC(b)	1,986	198,084
Johnson & Johnson	46,522	6,100,430
Merck & Co., Inc.	62,706	4,824,600
Pfizer, Inc.	104,282	3,403,764
Quest Diagnostics, Inc.	12,445	999,333

Security Description	Shares	Value
Universal Health Services, Inc., Class B	6,075	$601,911
		18,874,666
Industrials (11.0%):
L3Harris Technologies, Inc.	20,524	3,696,783
Lockheed Martin Corp.	11,926	4,042,318
Republic Services, Inc.	47,556	3,569,554
Waste Management, Inc.	37,374	3,459,337
		14,767,992
Information Technology (18.0%):
Cisco Systems, Inc.	46,290	1,819,660
Citrix Systems, Inc.	38,086	5,391,073
Cognizant Technology Solutions Corp., Class A	34,015	1,580,677
F5 Networks, Inc.(b)	3,426	365,314
Intel Corp.	53,593	2,900,453
International Business Machines Corp.	33,067	3,668,122
MAXIMUS, Inc.	6,565	382,083
Microsoft Corp.	43,171	6,808,499
Oracle Corp.	26,504	1,280,938
		24,196,819
Real Estate (7.8%):
Brixmor Property Group, Inc.	76,517	726,912
Equity Commonwealth	31,321	993,189
Kimco Realty Corp.	121,502	1,174,924
Life Storage, Inc.	12,783	1,208,633
Medical Properties Trust, Inc.	20,066	346,941
PS Business Parks, Inc.	4,839	655,781
Public Storage	17,239	3,423,837
VICI Properties, Inc.	112,968	1,879,788
		10,410,005
Utilities (0.9%):
IDACORP, Inc.	13,727	1,205,093
Total Common Stocks (Cost $156,040,676)		133,246,624

Collateral for Securities Loaned^ (0.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	7,259	7,259
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	88,253	88,253
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	3,621	3,621
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	50,480	50,480
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	28,886	28,886

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	129,877	$129,877
Total Collateral for Securities Loaned (Cost $308,376)		308,376

Total Investments (Cost $156,349,052) — 99.6%		133,555,000
Other assets in excess of liabilities — 0.4%		583,271
NET ASSETS - 100.00%		$134,138,271

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	6/19/20	$623,995	$642,425	$18,430
	Total unrealized appreciation				$18,430
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$18,430

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (20.8%)
Communication Services (0.9%):
Activision Blizzard, Inc.	3,554	$211,392
Alphabet, Inc., Class A(a)	226	262,600
AT&T, Inc.	10,211	297,651
Cable One, Inc.	282	463,611
Charter Communications, Inc., Class A(a)	703	306,726
Comcast Corp., Class A	8,045	276,587
Discovery, Inc., Class A(a)(b)	8,279	160,944
DISH Network Corp., Class A(a)	5,597	111,884
Electronic Arts, Inc.(a)	1,793	179,605
Facebook, Inc., Class A(a)	1,141	190,319
InterActive Corp.(a)	933	167,222
Match Group, Inc.(a)(b)	1,786	117,947
Netflix, Inc.(a)	663	248,956
Omnicom Group, Inc.	4,716	258,908
Sirius XM Holdings, Inc.(b)	48,145	237,836
Take-Two Interactive Software, Inc.(a)	1,482	175,780
The Walt Disney Co.	2,117	204,502
T-Mobile U.S., Inc.(a)	4,029	338,033
TripAdvisor, Inc.	5,758	100,132
Twitter, Inc.(a)	3,776	92,739
Verizon Communications, Inc.	6,588	353,973
ViacomCBS, Inc., Class B(b)	6,753	94,610
		4,851,957
Consumer Discretionary (2.0%):
Advance Auto Parts, Inc.	1,985	185,240
Amazon.com, Inc.(a)	140	272,961
Aptiv PLC	2,629	129,452
Aramark	6,318	126,170
AutoZone, Inc.(a)	326	275,796
Best Buy Co., Inc.	2,999	170,943
Booking Holdings, Inc.(a)	133	178,928
BorgWarner, Inc.	7,095	172,905
Bright Horizons Family Solutions, Inc.(a)	2,571	262,242
Burlington Stores, Inc.(a)	940	148,952
CarMax, Inc.(a)	3,007	161,867
Chipotle Mexican Grill, Inc.(a)	288	188,467
Columbia Sportswear Co.(b)	2,585	180,355
D.R. Horton, Inc.	5,075	172,550
Darden Restaurants, Inc.	2,656	144,646
Dollar General Corp.	1,841	278,009
Domino’s Pizza, Inc.	1,038	336,385
Dunkin’ Brands Group, Inc.	4,316	229,180
eBay, Inc.	7,255	218,085
Etsy, Inc.(a)	2,623	100,828
Five Below, Inc.(a)	1,513	106,485
Garmin Ltd.	3,206	240,322
General Motors Co., Class C	7,836	162,832
Gentex Corp.	10,236	226,830
Genuine Parts Co.	4,122	277,534
Grand Canyon Education, Inc.(a)	1,477	112,673
Hasbro, Inc.	2,007	143,601
Hilton Worldwide Holdings, Inc.	3,267	222,940
Hyatt Hotels Corp., Class A(b)	4,757	227,860
Kohl’s Corp.(c)	3,625	52,889
Lear Corp.	2,049	166,481
Lennar Corp., Class A	4,944	188,861

Security Description	Shares	Value
LKQ Corp.(a)	10,743	$220,339
Marriott International, Inc., Class A	2,292	171,465
McDonald’s Corp.	2,254	372,699
Mohawk Industries, Inc.(a)	1,765	134,564
Nike, Inc., Class B	3,201	264,852
Norwegian Cruise Line Holdings Ltd.(a)	5,069	55,556
NVR, Inc.(a)	91	233,788
O’Reilly Automotive, Inc.(a)	909	273,654
Planet Fitness, Inc., Class A(a)	3,567	173,713
Pool Corp.	1,603	315,423
PulteGroup, Inc.	7,771	173,449
PVH Corp.	2,219	83,523
Ralph Lauren Corp.	2,610	174,426
Ross Stores, Inc.	2,868	249,430
Royal Caribbean Cruises Ltd.	2,280	73,348
Service Corp. International	7,306	285,738
Starbucks Corp.	3,518	231,273
Tapestry, Inc.	7,319	94,781
Target Corp.(c)	1,861	173,017
The Gap, Inc.	11,110	78,214
The Home Depot, Inc.	1,550	289,401
The TJX Cos., Inc.	5,927	283,370
Tractor Supply Co.	2,832	239,446
Ulta Beauty, Inc.(a)	696	122,287
VF Corp.	3,314	179,221
Whirlpool Corp.(b)	1,572	134,878
Wynn Resorts Ltd.	1,559	93,836
Yum China Holdings, Inc.	5,054	215,452
Yum! Brands, Inc.	3,904	267,541
		11,721,953
Consumer Staples (1.4%):
Altria Group, Inc.	6,087	235,384
Archer-Daniels-Midland Co.	8,843	311,097
Brown-Forman Corp., Class B	5,851	324,789
Casey’s General Stores, Inc.	2,007	265,907
Church & Dwight Co., Inc.	4,314	276,873
Colgate-Palmolive Co.	5,589	370,886
Conagra Brands, Inc.	6,044	177,331
Costco Wholesale Corp.	1,144	326,189
General Mills, Inc.	6,343	334,720
Hormel Foods Corp.(b)	8,096	377,597
Kimberly-Clark Corp.	2,336	298,704
Lamb Weston Holdings, Inc.	3,976	227,030
McCormick & Co., Inc.	1,939	273,806
Molson Coors Beverage Co., Class B(b)	5,268	205,505
Mondelez International, Inc., Class A	7,911	396,182
Monster Beverage Corp.(a)	3,884	218,514
PepsiCo, Inc.	3,308	397,290
Philip Morris International, Inc.	3,405	248,429
Sysco Corp.	5,295	241,611
The Boston Beer Co., Inc., Class A(a)(b)	462	169,813
The Clorox Co.	2,037	352,910
The Coca-Cola Co.	6,787	300,325
The Estee Lauder Cos., Inc., Class A	1,194	190,252
The Hershey Co.	2,745	363,713
The J.M. Smucker Co.	2,964	329,004
The Kroger Co.	10,641	320,507
Tyson Foods, Inc., Class A	3,441	199,131

Security Description	Shares	Value
U.S. Foods Holding Corp.(a)	8,190	$145,045
Walgreens Boots Alliance, Inc.	4,850	221,888
Walmart, Inc.	3,571	405,736
		8,506,168
Energy (0.3%):
Cabot Oil & Gas Corp.	13,939	239,612
Chevron Corp.	2,933	212,526
ConocoPhillips	4,856	149,565
Continental Resources, Inc.(b)	5,103	38,987
Diamondback Energy, Inc.	1,986	52,033
EOG Resources, Inc.	2,736	98,277
Exxon Mobil Corp.	5,159	195,887
Halliburton Co.	10,231	70,082
HollyFrontier Corp.	4,716	115,589
Kinder Morgan, Inc.	16,708	232,576
Marathon Oil Corp.	15,022	49,422
Occidental Petroleum Corp.	5,668	65,635
ONEOK, Inc.	4,167	90,882
Phillips 66	2,913	156,282
Schlumberger Ltd.	6,843	92,312
Valero Energy Corp.	3,023	137,123
		1,996,790
Financials (3.2%):
Aflac, Inc.	7,705	263,819
Ally Financial, Inc.	9,118	131,573
American Express Co.	2,979	255,032
Ameriprise Financial, Inc.	1,942	199,016
Arch Capital Group Ltd.(a)	9,423	268,179
Arthur J. Gallagher & Co.	4,345	354,162
Assurant, Inc.	2,759	287,184
Bank of America Corp.	10,103	214,487
BlackRock, Inc., Class A	750	329,978
BOK Financial Corp.(b)	3,568	151,854
Brown & Brown, Inc.	11,159	404,180
Capital One Financial Corp.	3,021	152,319
Cboe Global Markets, Inc.	2,945	262,841
Chubb Ltd.	2,633	294,079
Citigroup, Inc.	4,197	176,778
Citizens Financial Group, Inc.	7,582	142,617
CME Group, Inc.	1,808	312,621
Comerica, Inc.	4,052	118,886
Commerce Bancshares, Inc., Class C	6,351	319,772
Credit Acceptance Corp.(a)(b)	649	165,943
Discover Financial Services	3,535	126,093
E*TRADE Financial Corp.	6,232	213,882
East West Bancorp, Inc.	5,294	136,268
Erie Indemnity Co., Class A	1,162	172,255
FactSet Research Systems, Inc.	1,190	310,209
Fidelity National Financial, Inc.	8,127	202,200
Fifth Third Bancorp	10,395	154,366
First American Financial Corp.	5,981	253,654
First Republic Bank	3,063	252,024
Franklin Resources, Inc.	10,743	179,301
Globe Life, Inc.	4,318	310,766
Huntington Bancshares, Inc.	21,145	173,600
Intercontinental Exchange, Inc.	4,537	366,362

Security Description	Shares	Value
Invesco Ltd.	15,719	$142,729
JPMorgan Chase & Co.	3,201	288,186
KeyCorp	15,182	157,437
Lincoln National Corp.	4,631	121,888
LPL Financial Holdings, Inc.	3,027	164,760
M&T Bank Corp.	2,040	210,997
MarketAxess Holdings, Inc.	700	232,799
Marsh & McLennan Cos., Inc.	4,064	351,373
MetLife, Inc.	7,342	224,445
Moody’s Corp.	1,382	292,293
Morgan Stanley	6,661	226,474
Morningstar, Inc.	2,293	266,561
MSCI, Inc.	1,147	331,437
New York Community Bancorp, Inc.	25,662	240,966
Northern Trust Corp.	3,252	245,396
People’s United Financial, Inc.(b)	21,479	237,343
Principal Financial Group, Inc.	5,060	158,580
Prudential Financial, Inc.	3,392	176,859
Raymond James Financial, Inc.	3,626	229,163
Regions Financial Corp.	17,093	153,324
Reinsurance Group of America, Inc.	2,346	197,392
S&P Global, Inc.	1,426	349,441
Santander Consumer USA Holdings, Inc.	10,335	143,760
SEI Investments Co.	5,081	235,454
Signature Bank	2,238	179,913
State Street Corp.	5,272	280,839
SVB Financial Group(a)	1,051	158,785
Synchrony Financial	8,797	141,544
Synovus Financial Corp.	6,768	118,846
T. Rowe Price Group, Inc.	2,592	253,109
TCF Financial Corp.	6,018	136,368
TD Ameritrade Holding Corp.	6,160	213,506
The Bank of New York Mellon Corp.	7,200	242,496
The Charles Schwab Corp.	6,662	223,976
The Goldman Sachs Group, Inc.	1,319	203,904
The Hartford Financial Services Group, Inc.	7,320	257,957
The PNC Financial Services Group, Inc.	2,543	243,416
The Progressive Corp.	4,183	308,873
The Travelers Cos., Inc.	3,064	304,408
Truist Financial Corp.	6,827	210,545
U.S. Bancorp	7,507	258,616
Voya Financial, Inc.	5,871	238,069
W.R. Berkley Corp.	6,284	327,836
Wells Fargo & Co.	7,090	203,483
Zions Bancorp NA	6,485	173,539
		17,715,385
Health Care (2.9%):
Abbott Laboratories	3,719	293,466
ABIOMED, Inc.(a)	764	110,902
Agilent Technologies, Inc.	3,650	261,413
Align Technology, Inc.(a)	769	133,768
AmerisourceBergen Corp.	2,987	264,350
Amgen, Inc.	1,412	286,255
Anthem, Inc.	914	207,515
Baxter International, Inc.	4,353	353,421
Biogen, Inc.(a)	737	233,172
Bio-Techne Corp.	1,417	268,692
Boston Scientific Corp.(a)	6,615	215,847

Security Description	Shares	Value
Bristol-Myers Squibb Co.	5,047	$281,320
Bruker Corp.	4,793	171,877
Cardinal Health, Inc.	5,465	261,992
Centene Corp.(a)	4,284	254,512
Cerner Corp.	4,307	271,298
Charles River Laboratories International, Inc.(a)	1,802	227,430
Chemed Corp.	844	365,620
Cigna Corp.	1,387	245,749
Danaher Corp.	2,322	321,388
DENTSPLY SIRONA, Inc.	4,709	182,850
Edwards Lifesciences Corp.(a)	1,079	203,521
Elanco Animal Health, Inc.(a)	9,125	204,309
Eli Lilly & Co.	2,780	385,641
Encompass Health Corp.	4,388	280,964
Exelixis, Inc.(a)	8,955	154,205
Gilead Sciences, Inc.	4,923	368,043
HCA Healthcare, Inc.	1,956	175,747
Henry Schein, Inc.(a)	4,738	239,364
Hill-Rom Holdings, Inc.	2,690	270,614
Humana, Inc.	821	257,810
IDEXX Laboratories, Inc.(a)	934	226,252
Illumina, Inc.(a)	687	187,633
Incyte Pharmaceuticals, Inc.(a)	2,548	186,590
Insulet Corp.(a)	1,079	178,769
Intuitive Surgical, Inc.(a)	481	238,196
IQVIA Holdings, Inc.(a)	1,845	199,002
Jazz Pharmaceuticals PLC(a)	1,752	174,744
Johnson & Johnson	2,710	355,362
Laboratory Corp. of America Holdings(a)	1,897	239,762
Masimo Corp.(a)	1,620	286,934
Medtronic PLC	3,554	320,500
Merck & Co., Inc.	4,252	327,149
Mettler-Toledo International, Inc.(a)	432	298,300
Molina Healthcare, Inc.(a)	1,245	173,939
PerkinElmer, Inc.	3,186	239,842
PRA Health Sciences, Inc.(a)	2,330	193,483
Quest Diagnostics, Inc.	3,101	249,010
Regeneron Pharmaceuticals, Inc.(a)	800	390,632
ResMed, Inc.	1,589	234,044
Stryker Corp.	1,331	221,598
Teleflex, Inc.	757	221,695
The Cooper Cos., Inc.	1,066	293,864
Thermo Fisher Scientific, Inc.	1,052	298,348
UnitedHealth Group, Inc.	1,145	285,539
Universal Health Services, Inc., Class B	1,869	185,181
Varian Medical Systems, Inc.(a)	2,759	283,239
Veeva Systems, Inc., Class A(a)	1,145	179,044
Vertex Pharmaceuticals, Inc.(a)	1,319	313,856
Waters Corp.(a)	1,169	212,816
West Pharmaceutical Services, Inc.	2,028	308,763
Zoetis, Inc.	2,479	291,754
		15,548,895
Industrials (3.5%):
3M Co.	1,652	225,515
AECOM(a)	8,373	249,934
AGCO Corp.	3,479	164,383
Alaska Air Group, Inc.	4,642	132,158

Security Description	Shares	Value
Allegion PLC	3,611	$332,285
Allison Transmission Holdings, Inc.	6,359	207,367
AMERCO, Inc.	956	277,766
American Airlines Group, Inc.(b)	6,964	84,891
AMETEK, Inc.	4,084	294,129
AO Smith Corp.	6,007	227,125
BWX Technologies, Inc.	4,262	207,602
C.H. Robinson Worldwide, Inc.(b)	3,748	248,118
Carlisle Cos., Inc.	2,222	278,372
Caterpillar, Inc.	2,097	243,336
Cintas Corp.	1,197	207,344
Copart, Inc.(a)	4,340	297,377
CoStar Group, Inc.(a)(c)	426	250,151
CSX Corp.	4,320	247,536
Cummins, Inc.	1,954	264,415
Deere & Co.	1,575	217,602
Delta Air Lines, Inc.	4,667	133,150
Donaldson Co., Inc.	5,971	230,660
Dover Corp.	3,120	261,893
Eaton Corp. PLC	3,842	298,485
Emerson Electric Co.	5,035	239,918
Expeditors International of Washington, Inc.	4,470	298,239
Fastenal Co.	9,236	288,625
Flowserve Corp.	5,092	121,648
Fortive Corp.(b)	4,479	247,196
Fortune Brands Home & Security, Inc.	4,966	214,780
General Dynamics Corp.	1,761	232,998
Graco, Inc.	7,067	344,374
HD Supply Holdings, Inc.(a)	8,782	249,672
HEICO Corp.	1,872	139,670
Hexcel Corp.	3,689	137,194
Honeywell International, Inc.	2,294	306,914
Hubbell, Inc.	2,270	260,460
Huntington Ingalls Industries, Inc.	1,444	263,111
IDEX Corp.	1,965	271,386
Illinois Tool Works, Inc.	1,999	284,098
Ingersoll Rand, Inc.(a)(b)(c)	2,900	71,920
J.B. Hunt Transport Services, Inc.	2,312	213,236
Kansas City Southern	2,235	284,247
Knight-Swift Transportation Holdings, Inc.	4,814	157,899
L3Harris Technologies, Inc.	1,319	237,578
Lennox International, Inc.	1,320	239,963
Lockheed Martin Corp.	928	314,546
Masco Corp.	5,879	203,237
Nordson Corp.	2,085	281,621
Norfolk Southern Corp.	1,595	232,870
Northrop Grumman Corp.	811	245,368
Old Dominion Freight Line, Inc.	2,379	312,268
Owens Corning, Inc.	3,867	150,078
PACCAR, Inc.	4,799	293,363
Parker-Hannifin Corp.	1,583	205,363
Republic Services, Inc.(c)	5,675	425,965
Robert Half International, Inc.	4,542	171,461
Rockwell Automation, Inc.	1,711	258,207
Rollins, Inc.	8,361	302,167
Roper Technologies, Inc.	951	296,531
Snap-on, Inc.	1,838	200,011
Southwest Airlines Co.	5,214	185,670
Spirit Aerosystems Holdings, Inc., Class A	2,944	70,450

Security Description	Shares	Value
Teledyne Technologies, Inc.(a)	1,079	$320,755
Textron, Inc.	5,487	146,338
The Middleby Corp.(a)	2,397	136,341
The Toro Co.	4,938	321,414
Trane Technologies PLC	7,327	605,136
TransDigm Group, Inc.	470	150,489
TransUnion	3,334	220,644
Union Pacific Corp.	1,683	237,370
United Airlines Holdings, Inc.(a)	3,232	101,970
United Parcel Service, Inc., Class B	2,165	202,254
United Rentals, Inc.(a)	1,571	161,656
United Technologies Corp.	2,260	213,186
Verisk Analytics, Inc., Class A	2,717	378,696
W.W. Grainger, Inc.	916	227,626
Waste Management, Inc.	3,855	356,819
Watsco, Inc.	1,902	300,573
Woodward, Inc.	2,270	134,929
XPO Logistics, Inc.(a)	1,715	83,606
Xylem, Inc.	4,199	273,481
		19,409,179
Information Technology (3.7%):
Accenture PLC, Class A	1,809	295,337
Adobe, Inc.(a)	901	286,734
Advanced Micro Devices, Inc.(a)	3,650	166,002
Akamai Technologies, Inc.(a)	3,298	301,734
Alliance Data Systems Corp.	1,601	53,874
Amphenol Corp., Class A	3,463	252,384
Analog Devices, Inc.	2,110	189,162
ANSYS, Inc.(a)	1,429	332,200
Apple, Inc.	1,170	297,519
Applied Materials, Inc.	3,973	182,043
Arista Networks, Inc.(a)	787	159,407
Aspen Technology, Inc.(a)	1,597	151,827
Automatic Data Processing, Inc.	2,051	280,331
Black Knight, Inc.(a)	7,011	407,058
Booz Allen Hamilton Holdings Corp.	4,697	322,402
Broadcom, Inc.	778	184,464
Broadridge Financial Solutions, Inc.	2,712	257,179
CACI International, Inc., Class A(a)	1,421	300,044
Cadence Design Systems, Inc.(a)	3,842	253,726
CDW Corp.	2,253	210,137
Ciena Corp.(a)	3,932	156,533
Cisco Systems, Inc.	5,663	222,613
Citrix Systems, Inc.	4,584	648,866
Cognex Corp.	4,304	181,715
Cognizant Technology Solutions Corp., Class A	4,248	197,405
Corning, Inc.	8,640	177,466
Dolby Laboratories, Inc., Class A	4,438	240,584
DXC Technology Co.	4,479	58,451
Entegris, Inc.	4,874	218,209
EPAM Systems, Inc.(a)	1,255	233,003
Euronet Worldwide, Inc.(a)	1,766	151,382
F5 Networks, Inc.(a)	2,003	213,580
Fair Isaac Corp.(a)	707	217,537
Fidelity National Information Services, Inc.	2,525	307,141
Fiserv, Inc.(a)	2,688	255,333
FleetCor Technologies, Inc.(a)	1,000	186,540

Security Description	Shares	Value
FLIR Systems, Inc.	6,060	$193,253
Fortinet, Inc.(a)	2,631	266,178
Gartner, Inc.(a)	1,743	173,551
Genpact Ltd.	8,691	253,777
Global Payments, Inc.	1,799	259,470
HP, Inc.	11,798	204,813
Intel Corp.	5,111	276,608
International Business Machines Corp.	2,310	256,248
IPG Photonics Corp.(a)	1,396	153,951
Jack Henry & Associates, Inc.	2,635	409,056
Juniper Networks, Inc.	12,599	241,145
KLA Corp.	1,444	207,561
Lam Research Corp.	917	220,080
Leidos Holdings, Inc.	3,568	327,007
Manhattan Associates, Inc.(a)	2,370	118,073
Mastercard, Inc., Class A	1,079	260,643
Maxim Integrated Products, Inc.	4,322	210,092
Microchip Technology, Inc.(b)	2,273	154,109
Micron Technology, Inc.(a)	3,340	140,480
Microsoft Corp.(c)	2,122	334,661
Monolithic Power Systems, Inc.	1,338	224,061
Motorola Solutions, Inc.	1,487	197,652
National Instruments Corp.	6,370	210,720
NetApp, Inc.	3,803	158,547
NVIDIA Corp.	954	251,474
ON Semiconductor Corp.(a)	9,038	112,433
Oracle Corp.	6,359	307,330
Paychex, Inc.	4,694	295,346
Paycom Software, Inc.(a)	806	162,820
Paylocity Holding Corp.(a)	1,579	139,457
PayPal Holdings, Inc.(a)	2,475	236,957
Qorvo, Inc.(a)	2,826	227,860
RealPage, Inc.(a)	4,148	219,554
Sabre Corp.	11,249	66,707
Salesforce.com, Inc.(a)	1,524	219,426
Seagate Technology PLC	4,194	204,667
Skyworks Solutions, Inc.	2,498	223,271
SS&C Technologies Holdings, Inc.	4,303	188,557
Synopsys, Inc.(a)	2,017	259,769
TE Connectivity Ltd.	3,259	205,252
Teradyne, Inc.	3,163	171,340
Texas Instruments, Inc.	1,955	195,363
The Trade Desk, Inc., Class A(a)	472	91,096
The Western Union Co.	17,715	321,173
Trimble, Inc.(a)	6,615	210,555
Tyler Technologies, Inc.(a)	1,188	352,313
Ubiquiti, Inc.(b)	1,709	241,959
Universal Display Corp.	706	93,037
VeriSign, Inc.(a)	1,587	285,803
Visa, Inc., Class A	1,887	304,033
VMware, Inc., Class A(a)(b)	1,297	157,067
WEX, Inc.(a)	1,262	131,942
Xerox Holdings Corp.	6,990	132,391
Xilinx, Inc.	1,497	116,676
Zebra Technologies Corp.(a)	829	152,204
		20,279,490
Materials (1.0%):
Air Products & Chemicals, Inc.	1,706	340,534

Security Description	Shares	Value
Albemarle Corp.(b)	3,175	$178,975
AptarGroup, Inc.	3,539	352,273
Ball Corp.	4,199	271,507
Celanese Corp., Series A	2,279	167,256
CF Industries Holdings, Inc.	4,477	121,774
Crown Holdings, Inc.(a)	4,319	250,675
Eastman Chemical Co.	3,786	176,352
Ecolab, Inc.	1,841	286,883
FMC Corp.	3,127	255,445
International Flavors & Fragrances, Inc.(b)	2,165	221,003
International Paper Co.	6,400	199,232
LyondellBasell Industries NV, Class A	3,093	153,506
Martin Marietta Materials, Inc.	1,193	225,751
NewMarket Corp.	710	271,838
Nucor Corp.	5,503	198,218
Packaging Corp. of America	2,604	226,105
PPG Industries, Inc.	3,021	252,556
Reliance Steel & Aluminum Co.	2,999	262,682
Royal Gold, Inc.	2,160	189,454
RPM International, Inc.	4,595	273,403
Sealed Air Corp.	6,823	168,596
Sonoco Products Co.	7,016	325,192
Steel Dynamics, Inc.	7,800	175,812
The Sherwin-Williams Co.	577	265,143
Vulcan Materials Co.	2,097	226,623
Westlake Chemical Corp.	3,208	122,449
Westrock Co.	5,889	166,423
		6,325,660
Real Estate (0.1%):
CBRE Group, Inc., Class A(a)	5,418	204,313
Jones Lang LaSalle, Inc.	1,681	169,747
The Howard Hughes Corp.(a)	1,023	51,682
		425,742
Utilities (1.8%):
AES Corp.	20,402	277,467
Alliant Energy Corp.	8,699	420,075
Ameren Corp.	5,639	410,688
American Electric Power Co., Inc.	5,104	408,218
American Water Works Co., Inc.	3,416	408,417
Atmos Energy Corp.	3,959	392,852
CenterPoint Energy, Inc.	15,418	238,208
CMS Energy Corp.	7,167	421,062
Consolidated Edison, Inc.	5,059	394,602
DTE Energy Co.	3,758	356,897
Duke Energy Corp.	5,414	437,884
Evergy, Inc.	6,916	380,726
Eversource Energy(c)	5,976	467,383
Exelon Corp.	9,239	340,088
FirstEnergy Corp.	9,218	369,365
IDACORP, Inc.	3,863	339,133
MDU Resources Group, Inc.	14,798	318,157
NextEra Energy, Inc.(c)	2,165	520,942
OGE Energy Corp.	10,118	310,926
Pinnacle West Capital Corp.	4,506	341,510

Security Description	Shares	Value
PPL Corp.	13,468	$332,390
Public Service Enterprise Group, Inc.	7,319	328,696
Sempra Energy	3,287	371,398
The Southern Co.	8,077	437,289
WEC Energy Group, Inc.(c)	4,810	423,906
Xcel Energy, Inc.(c)	7,218	435,245
		9,883,524
Total Common Stocks (Cost $133,990,929)		116,664,743

Investment Companies (79.3%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.21%(d)	444,015,074	444,015,074
Total Investment Companies (Cost $444,015,074)		444,015,074

Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(d)	69,965	69,965
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(d)	850,603	850,603
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(d)	34,901	34,901
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(d)	486,539	486,539
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(d)	278,412	278,412
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(d)	1,251,793	1,251,793
Total Collateral for Securities Loaned (Cost $2,972,213)		2,972,213

Total Investments (Cost $580,978,216) — 100.6%		563,652,030
Liabilities in excess of other assets — (0.6)%		(3,437,462)
NET ASSETS - 100.00%		$560,214,568

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been designated as collateral for futures contracts.
(d)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	41	6/19/20	$5,358,470	$5,267,885	$(90,585)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(90,585)
	Total net unrealized appreciation (depreciation)				$(90,585)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (20.4%)
Communication Services (0.8%):
AT&T, Inc.	47,049	$1,371,478
Omnicom Group, Inc.	21,729	1,192,922
Verizon Communications, Inc.	30,303	1,628,181
		4,192,581
Consumer Discretionary (0.9%):
Best Buy Co., Inc.	13,814	787,398
General Motors Co., Class C	36,090	749,950
Genuine Parts Co.	18,977	1,277,721
Kohl’s Corp.	16,690	243,507
Ralph Lauren Corp.	12,034	804,232
Tapestry, Inc.	33,669	436,014
The Gap, Inc.(a)	51,122	359,899
Whirlpool Corp.(a)	7,249	621,964
Wynn Resorts Ltd.	7,162	431,081
		5,711,766
Consumer Staples (2.4%):
Altria Group, Inc.	28,007	1,083,031
Archer-Daniels-Midland Co.	40,710	1,432,178
Conagra Brands, Inc.	27,826	816,415
General Mills, Inc.	29,180	1,539,828
Kimberly-Clark Corp.	10,751	1,374,730
Molson Coors Beverage Co., Class B(a)	24,238	945,524
Philip Morris International, Inc.	15,665	1,142,918
The Coca-Cola Co.	31,241	1,382,415
The J.M. Smucker Co.	13,620	1,511,820
Walgreens Boots Alliance, Inc.	22,315	1,020,911
		12,249,770
Energy (1.3%):
Chevron Corp.	13,490	977,485
Exxon Mobil Corp.	23,776	902,775
Halliburton Co.	47,135	322,875
HollyFrontier Corp.	21,728	532,553
Kinder Morgan, Inc.	76,929	1,070,852
Occidental Petroleum Corp.	26,105	302,296
ONEOK, Inc.	19,161	417,901
Phillips 66	13,400	718,910
Schlumberger Ltd.	31,529	425,326
Valero Energy Corp.	13,922	631,502
		6,302,475
Financials (4.2%):
BlackRock, Inc., Class A	3,440	1,513,497
Citizens Financial Group, Inc.	34,937	657,165
Comerica, Inc.	18,637	546,810
Fifth Third Bancorp	47,821	710,142
Franklin Resources, Inc.	49,474	825,721
Huntington Bancshares, Inc.	97,325	799,038
Invesco Ltd.	72,352	656,956
JPMorgan Chase & Co.(a)	14,721	1,325,331
KeyCorp	69,870	724,552
MetLife, Inc.	33,826	1,034,061
Morgan Stanley	30,671	1,042,814
New York Community Bancorp, Inc.	118,118	1,109,128
People’s United Financial, Inc.	98,851	1,092,303

Security Description	Shares	Value
Principal Financial Group, Inc.	23,300	$730,222
Prudential Financial, Inc.	15,608	813,801
Regions Financial Corp.	78,649	705,482
Santander Consumer USA Holdings, Inc.	47,569	661,685
State Street Corp.	24,253	1,291,957
Synovus Financial Corp.	31,164	547,240
TCF Financial Corp.	27,685	627,342
The Progressive Corp.	19,232	1,420,091
Truist Financial Corp.	31,409	968,653
Wells Fargo & Co.	32,668	937,572
Zions Bancorp NA	29,835	798,385
		21,539,948
Health Care (1.1%):
Bristol-Myers Squibb Co.	23,253	1,296,122
Cardinal Health, Inc.	25,163	1,206,314
Gilead Sciences, Inc.	22,689	1,696,230
Johnson & Johnson	12,456	1,633,356
		5,832,022
Industrials (1.6%):
3M Co.	7,620	1,040,206
Caterpillar, Inc.	9,684	1,123,731
Cummins, Inc.	8,990	1,216,527
Eaton Corp. PLC	17,702	1,375,268
Emerson Electric Co.	23,158	1,103,479
United Parcel Service, Inc., Class B	9,971	931,491
Watsco, Inc.	8,774	1,386,555
		8,177,257
Information Technology (2.2%):
Broadcom, Inc.	3,565	845,262
Cisco Systems, Inc.	26,086	1,025,441
HP, Inc.	54,301	942,665
International Business Machines Corp.	10,642	1,180,517
Juniper Networks, Inc.	57,961	1,109,373
Maxim Integrated Products, Inc.	19,908	967,727
NetApp, Inc.	17,497	729,450
Paychex, Inc.	21,631	1,361,023
Seagate Technology PLC	19,282	940,962
The Western Union Co.	81,547	1,478,447
Xerox Holdings Corp.	32,151	608,940
		11,189,807
Materials (1.4%):
Eastman Chemical Co.	17,430	811,889
International Paper Co.	29,484	917,837
LyondellBasell Industries NV, Class A	14,260	707,724
Nucor Corp.(a)	25,314	911,810
Packaging Corp. of America	12,015	1,043,262
Sonoco Products Co.	32,260	1,495,251
Steel Dynamics, Inc.	35,887	808,893
Westrock Co.	27,141	767,005
		7,463,671
Utilities (4.5%):
AES Corp.	93,912	1,277,203
American Electric Power Co., Inc.	23,490	1,878,730
CenterPoint Energy, Inc.	70,962	1,096,363

Security Description	Shares	Value
Consolidated Edison, Inc.	23,294	$1,816,932
Duke Energy Corp.	24,949	2,017,876
Evergy, Inc.	31,840	1,752,792
Exelon Corp.	42,563	1,566,744
FirstEnergy Corp.	42,391	1,698,607
MDU Resources Group, Inc.	68,126	1,464,709
OGE Energy Corp.	46,560	1,430,789
Pinnacle West Capital Corp.	20,741	1,571,960
PPL Corp.	62,000	1,530,160
Public Service Enterprise Group, Inc.	33,723	1,514,500
The Southern Co.	37,207	2,014,388
		22,631,753
Total Common Stocks (Cost $137,687,546)		105,291,050

Investment Companies (79.3%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.21%(b)	408,280,529	408,280,529
Total Investment Companies (Cost $408,280,529)		408,280,529

Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(b)	35,684	35,684
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(b)	433,828	433,828
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(b)	17,801	17,801
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(b)	248,146	248,146
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(b)	141,997	141,997
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(b)	638,444	638,444
Total Collateral for Securities Loaned (Cost $1,515,900)		1,515,900

Total Investments (Cost $547,483,975) — 100.0%		515,087,479
Liabilities in excess of other assets — 0.0%		(50,293)
NET ASSETS - 100.00%		$515,037,186

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	29	6/19/20	$3,670,419	$3,726,065	$55,646

	Total unrealized appreciation				$55,646
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$55,646

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (20.1%)
Communication Services (0.5%):
AMC Networks, Inc., Class A(a)	668	$16,239
Cogent Communications Holdings, Inc.(b)	512	41,969
Fluent, Inc.(a)	3,841	4,494
John Wiley & Sons, Inc., Class A	573	21,481
MSG Networks, Inc., Class A(a)(c)	1,308	13,342
QuinStreet, Inc.(a)	1,242	9,998
Shenandoah Telecommunications Co.	809	39,843
TechTarget, Inc.(a)	764	15,746
Telephone & Data Systems, Inc.	877	14,699
The Marcus Corp.	866	10,669
The Meet Group, Inc.(a)	3,983	23,381
WideOpenWest, Inc.(a)	3,647	17,360
Yelp, Inc.(a)	707	12,747
		241,968
Consumer Discretionary (2.3%):
Acushnet Holdings Corp.	1,180	30,350
American Eagle Outfitters, Inc.	1,195	9,500
American Public Education, Inc.(a)	814	19,479
America’s Car-Mart, Inc.(a)	291	16,398
Asbury Automotive Group, Inc.(a)	323	17,839
At Home Group, Inc.(a)	1,283	2,592
BJ’s Restaurants, Inc.	597	8,292
Bloomin’ Brands, Inc.	1,331	9,503
Boot Barn Holdings, Inc.(a)	483	6,245
Boyd Gaming Corp.	878	12,661
Brinker International, Inc.	625	7,506
Cavco Industries, Inc.(a)	98	14,204
Century Communities, Inc.(a)	784	11,376
Conn’s, Inc.(a)(c)	843	3,524
Core-Mark Holding Co., Inc.	675	19,285
Dave & Buster’s Entertainment, Inc.	452	5,912
Del Taco Restaurants, Inc.(a)	2,336	8,012
Denny’s Corp.(a)	1,664	12,780
Dine Brands Global, Inc.	303	8,690
Dorman Products, Inc.(a)	353	19,510
Fox Factory Holding Corp.(a)	346	14,532
Funko, Inc., Class A(a)	669	2,669
Garrett Motion, Inc.(a)	1,871	5,351
G-III Apparel Group Ltd.(a)	850	6,545
Group 1 Automotive, Inc.	354	15,668
Haverty Furniture Cos., Inc.	1,216	14,458
Hilton Grand Vacations, Inc.(a)	678	10,692
Hooker Furniture Corp.	1,030	16,078
Installed Building Products, Inc.(a)	384	15,310
iRobot Corp.(a)	261	10,675
Jack in the Box, Inc.	327	11,461
KB Home	883	15,982
La-Z-Boy, Inc.	728	14,960
LCI Industries	261	17,443
LGI Homes, Inc.(a)	251	11,333
M/I Homes, Inc.(a)	639	10,563
Malibu Boats, Inc., Class A(a)	670	19,289
MarineMax, Inc.(a)	1,227	12,785
MasterCraft Boat Holdings, Inc.(a)	1,133	8,271
MDC Holdings, Inc.	736	17,076
Meritage Homes Corp.(a)	340	12,413

Security Description	Shares	Value
Modine Manufacturing Co.(a)	1,623	$5,275
Monarch Casino & Resort, Inc.(a)	706	19,818
Monro, Inc.	322	14,107
Movado Group, Inc.	764	9,030
Murphy USA, Inc.(a)	375	31,636
Oxford Industries, Inc.	358	12,981
PetMed Express, Inc.(c)	1,206	34,708
Rent-A-Center, Inc.	791	11,185
RH Corp.(a)(c)	109	10,951
Ruth’s Hospitality Group, Inc.	1,881	12,565
Sally Beauty Holdings, Inc.(a)	1,541	12,451
Shoe Carnival, Inc.(c)	479	9,949
Shutterstock, Inc.	681	21,901
Sleep Number Corp.(a)	396	7,587
Sonic Automotive, Inc., Class A	643	8,539
Stamps.com, Inc.(a)	115	14,959
Standard Motor Products, Inc.	698	29,016
Steven Madden Ltd.	772	17,934
Stitch Fix, Inc., Class A(a)	698	8,865
Stoneridge, Inc.(a)	907	15,192
Sturm Ruger & Co., Inc.	596	30,342
Tailored Brands, Inc.(c)	1,873	3,259
Taylor Morrison Home Corp., Class A(a)	1,145	12,595
The Buckle, Inc.(c)	996	13,655
The Cheesecake Factory, Inc.	822	14,040
The Children’s Place, Inc.(c)	209	4,088
The Michaels Cos., Inc.(a)	2,559	4,146
Tilly’s, Inc., Class A	1,689	6,976
TRI Pointe Group, Inc.(a)	1,838	16,119
Tupperware Brands Corp.	1,159	1,878
Urban Outfitters, Inc.(a)	951	13,542
Visteon Corp.(a)	212	10,172
Wingstop, Inc.	262	20,882
Winnebago Industries, Inc.	642	17,854
Wolverine World Wide, Inc.	964	14,653
YETI Holdings, Inc.(a)	462	9,018
Zumiez, Inc.(a)	691	11,968
		1,021,048
Consumer Staples (1.1%):
B&G Foods, Inc.(c)	1,325	23,969
Central Garden & Pet Co., Class A(a)	704	18,001
elf Beauty, Inc.(a)	835	8,216
Hostess Brands, Inc.(a)	2,606	27,780
Ingles Markets, Inc., Class A	703	25,420
Inter Parfums, Inc.	477	22,108
John B Sanfilippo & Son, Inc.	308	27,535
Lifevantage Corp.(a)	1,292	13,308
Medifast, Inc.	189	11,813
MGP Ingredients, Inc.	311	8,363
National Beverage Corp.(a)	490	20,898
PriceSmart, Inc.	443	23,280
Sprouts Farmers Market, Inc.(a)	1,829	34,001
The Chefs’ Warehouse, Inc.(a)	696	7,009
The Simply Good Foods Co.(a)	865	16,660
Tootsie Roll Industries, Inc.(c)	1,256	45,183
Turning Point Brands, Inc.	440	9,288
Universal Corp.	535	23,653
USANA Health Sciences, Inc.(a)	275	15,884

Security Description	Shares	Value
Vector Group Ltd.	1,772	$16,692
WD-40 Co.	184	36,957
Weis Markets, Inc.	940	39,160
		475,178
Energy (0.3%):
Apergy Corp.(a)(c)	762	4,382
Arch Coal, Inc., Class A(c)	306	8,843
Archrock, Inc.	1,959	7,366
Cactus, Inc., Class A	841	9,755
CONSOL Energy, Inc.(a)	1,379	5,089
Core Laboratories NV	477	4,932
Delek US Holdings, Inc.	543	8,558
Falcon Minerals Corp.	3,198	6,876
Gulfport Energy Corp.(a)(c)	5,487	2,440
Liberty Oilfield Services, Inc., Class A	1,474	3,965
Magnolia Oil & Gas Corp., Class A(a)	2,215	8,860
Matrix Service Co.(a)	915	8,665
Murphy Oil Corp.	1,133	6,945
Newpark Resources, Inc.(a)	2,617	2,347
Peabody Energy Corp.(b)	1,043	3,025
Propetro Holding Corp.(a)	1,342	3,355
REX American Resources Corp.(a)	363	16,883
Solaris Oilfield Infrastructure, Inc., Class A(c)	1,335	7,009
World Fuel Services Corp.(b)	634	15,964
		135,259
Financials (5.2%):
1st Source Corp.	772	25,036
Ameris Bancorp	769	18,271
AMERISAFE, Inc.	640	41,260
Artisan Partners Asset Management, Inc., Class A	1,075	23,102
Atlantic Union Bankshares Corp.	784	17,170
Axos Financial, Inc.(a)	921	16,698
BancFirst Corp.	659	21,991
BancorpSouth Bank	1,185	22,420
Banner Corp.	566	18,701
Berkshire Hills Bancorp, Inc.	1,008	14,979
Brookline Bancorp, Inc., Class A	2,497	28,166
Cadence Bancorp	1,328	8,698
Cannae Holdings, Inc.(a)	1,289	43,169
Capitol Federal Financial, Inc.	3,361	39,021
Cathay General Bancorp	989	22,698
Centerstate Banks, Inc.	1,419	24,449
City Holding Co.	485	32,267
Cohen & Steers, Inc.	710	32,270
Columbia Banking System, Inc.	884	23,691
Columbia Financial, Inc.(a)(b)	2,947	42,437
CVB Financial Corp.	1,766	35,408
Eagle Bancorp, Inc.	492	14,863
Employers Holdings, Inc.	852	34,515
Encore Capital Group, Inc.(a)	516	12,064
Enterprise Financial Services Corp.	760	21,212
FB Financial Corp.	822	16,210
FBL Financial Group, Inc., Class A	713	33,276
First Bancorp, Inc.	3,037	16,157
First Busey Corp.	1,447	24,758
First Commonwealth Financial Corp.	2,837	25,930

Security Description	Shares	Value
First Financial Bancorp	1,285	$19,159
First Interstate BancSystem, Inc., Class A	987	28,465
First Merchants Corp.	813	21,536
First Midwest Bancorp, Inc.	1,559	20,633
Flagstar Bancorp, Inc.	977	19,374
Fulton Financial Corp.	2,214	25,439
Goosehead Insurance, Inc., Class A(a)(c)	332	14,817
Great Western Bancorp, Inc.	991	20,296
Green Dot Corp., Class A(a)	385	9,775
Heartland Financial USA, Inc.	683	20,627
Hilltop Holdings, Inc.	1,362	20,593
Home BancShares, Inc.	1,579	18,932
Hope Bancorp, Inc.	2,117	17,402
Houlihan Lokey, Inc.	772	40,236
Independent Bank Corp.	458	29,481
Independent Bank Group, Inc.	587	13,900
International Bancshares Corp.	884	23,762
James River Group Holdings Ltd.	863	31,275
Kearny Financial Corp.	3,161	27,153
Kinsale Capital Group, Inc.	303	31,673
Lakeland Financial Corp.	862	31,679
Meta Financial Group, Inc.	724	15,725
Moelis & Co., Class A	754	21,187
National General Holdings Corp.	1,420	23,501
Navient Corp.	1,909	14,470
NBT Bancorp, Inc.	1,051	34,042
Nelnet, Inc., Class A	551	25,022
NMI Holdings, Inc., Class A(a)	861	9,996
Northwest Bancshares, Inc.	2,921	33,796
Oceanfirst Financial Corp.	1,827	29,068
Old National Bancorp	2,036	26,855
Pacific Premier Bancorp, Inc.	895	16,862
Park National Corp.	366	28,416
Pennymac Financial Services	1,139	25,183
PRA Group, Inc.(a)	788	21,843
Provident Financial Services, Inc.	1,623	20,872
Renasant Corp.	926	20,224
S&T Bancorp, Inc.	1,004	27,429
Safety Insurance Group, Inc.	415	35,038
Sandy Spring Bancorp, Inc.	1,040	23,546
Seacoast Banking Corp. of Florida(a)	1,290	23,620
ServisFirst Bancshares, Inc.	987	28,939
Simmons First National Corp., Class A	1,185	21,804
South State Corp.	431	25,313
Southside Bancshares, Inc.	1,076	32,700
Texas Capital Bancshares, Inc.(a)	459	10,176
Tompkins Financial Corp.(c)(d)	431	30,946
Towne Bank	1,252	22,649
Trico Bancshares	1,059	31,579
Trustmark Corp.	1,069	24,908
United Community Banks, Inc.	1,133	20,745
Veritex Holdings, Inc.	1,250	17,463
Victory Capital Holdings, Inc., Class A(g)	1,280	20,941
Waddell & Reed Financial, Inc., Class A	1,753	19,949
Walker & Dunlop, Inc.	545	21,947
Washington Federal, Inc.	1,033	26,817
WesBanco, Inc.	982	23,273
Westamerica Bancorp	639	37,559
World Acceptance Corp.(a)	139	7,591

Security Description	Shares	Value
WSFS Financial Corp.	808	$20,135
		2,159,223
Health Care (1.7%):
Addus HomeCare Corp.(a)	283	19,131
AMN Healthcare Services, Inc.(a)	434	25,090
Amphastar Pharmaceuticals, Inc.(a)	1,063	15,775
ANI Pharmaceuticals, Inc.(a)	386	15,726
Anika Therapeutics, Inc.(a)	280	8,095
Atrion Corp.(d)	47	30,550
BioLife Solutions, Inc.(a)(c)	614	5,833
BioSpecifics Technologies Corp.(a)	425	24,042
BioTelemetry, Inc.(a)	470	18,100
Computer Programs & Systems, Inc.	1,099	24,453
CONMED Corp.	302	17,296
Corcept Therapeutics, Inc.(a)	1,317	15,659
CorVel Corp.(a)	396	21,586
Eagle Pharmaceuticals, Inc.(a)	337	15,502
Enanta Pharmaceuticals, Inc.(a)	267	13,732
HealthStream, Inc.(a)	1,352	32,381
Innoviva, Inc.(a)	1,939	22,803
Inogen, Inc.(a)	268	13,845
Integer Holdings Corp.(a)	349	21,938
iRadimed Corp.(a)	667	14,240
Lantheus Holdings, Inc.(a)	796	10,157
LeMaitre Vascular, Inc.	632	15,749
Medpace Holdings, Inc.(a)	209	15,336
Meridian Bioscience, Inc.(a)	2,184	18,346
Merit Medical Systems, Inc.(a)	554	17,313
National Healthcare Corp.	524	37,586
Nextgen Healthcare, Inc.(a)	1,389	14,501
Omnicell, Inc.(a)	259	16,985
Patterson Cos., Inc.	1,737	26,559
Phibro Animal Health Corp., Class A	744	17,982
Quidel Corp.(a)	322	31,494
Select Medical Holdings Corp.(a)	1,493	22,395
Simulations Plus, Inc.	524	18,298
STAAR Surgical Co.(a)(c)	478	15,420
Supernus Pharmaceuticals, Inc.(a)	701	12,611
Tactile Systems Technology, Inc.(a)	308	12,369
The Ensign Group, Inc.	556	20,911
Tivity Health, Inc.(a)(c)	1,159	7,290
U.S. Physical Therapy, Inc.	218	15,042
Utah Medical Products, Inc.	233	21,914
		744,035
Industrials (4.8%):
AAON, Inc.(c)	530	25,610
ABM Industries, Inc.	659	16,053
Aerovironment, Inc.(a)	389	23,713
Alamo Group, Inc.	266	23,615
Albany International Corp.	347	16,424
Allegiant Travel Co.	206	16,851
Ameresco, Inc., Class A(a)	1,692	28,815
American Woodmark Corp.(a)	276	12,577
Applied Industrial Technologies, Inc.	531	24,277
ArcBest Corp.	727	12,737
Astronics Corp.(a)(b)	642	5,894

Security Description	Shares	Value
Atkore International Group, Inc.(a)	909	$19,153
AZZ, Inc.	697	19,600
Barnes Group, Inc.	668	27,942
BMC Stock Holdings, Inc.(a)	1,068	18,936
Brady Corp., Class A	829	37,414
Builders FirstSource, Inc.(a)	1,044	12,768
Chart Industries, Inc.(a)	327	9,476
Comfort Systems USA, Inc.	599	21,893
DMC Global, Inc.(c)	289	6,650
DXP Enterprise, Inc.(a)	449	5,505
Echo Global Logistics, Inc.(a)	1,175	20,069
Encore Wire Corp.	583	24,480
Energy Recovery, Inc.(a)	1,840	13,690
EnerSys	408	20,204
Ennis, Inc.	1,727	32,433
ESCO Technologies, Inc.	479	36,360
Federal Signal Corp.	962	26,243
Forward Air Corp.	498	25,223
Franklin Electric Co., Inc.	654	30,823
GATX Corp.	405	25,337
Gibraltar Industries, Inc.(a)	869	37,297
GMS, Inc.(a)	569	8,950
H&E Equipment Services, Inc.	840	12,331
Hawaiian Holdings, Inc.	764	7,976
Healthcare Services Group	869	20,778
Heartland Express, Inc.	1,659	30,807
Heidrick & Struggles International, Inc.	659	14,828
Helios Technologies, Inc.	381	14,448
Herman Miller, Inc.	635	14,097
Hillenbrand, Inc.	947	18,097
HNI Corp.	847	21,336
Hub Group, Inc., Class A(a)	546	24,827
Huron Consulting Group, Inc.(a)	446	20,231
ICF International, Inc.	432	29,678
Interface, Inc.	2,114	15,982
JELD-WEN Holding, Inc.(a)	1,141	11,102
Kadant, Inc.	360	26,874
Kaman Corp.	608	23,390
Kennametal, Inc.	777	14,468
Kimball International, Inc., Class B	1,551	18,472
Knoll, Inc.	1,394	14,386
Kratos Defense & Security Solutions, Inc.(a)	954	13,203
Marten Transport Ltd.	1,190	24,419
Matson, Inc.	749	22,934
Matthews International Corp., Class A	791	19,134
McGrath RentCorp	479	25,090
Meritor, Inc.(a)	1,278	16,934
Mesa Air Group, Inc.(a)	1,939	6,379
Moog, Inc., Class A	328	16,574
MRC Global, Inc.(a)	1,594	6,790
Mueller Industries, Inc.	929	22,240
MYR Group, Inc.(a)	779	20,402
National Presto Industries, Inc.	333	23,580
NOW, Inc.(a)	1,680	8,669
NV5 Global, Inc.(a)	229	9,455
Patrick Industries, Inc.	535	15,066
PGT Innovations, Inc.(a)	1,327	11,134
Primoris Services Corp.	1,414	22,483
Proto Labs, Inc.(a)	178	13,551

Security Description	Shares	Value
Raven Industries, Inc.	885	$18,789
Regal Beloit Corp.	473	29,775
Resources Connection, Inc.	1,486	16,301
Rush Enterprises, Inc., Class A	828	26,430
Ryder System, Inc.	467	12,347
Saia, Inc.(a)	275	20,224
Simpson Manufacturing Co., Inc.	509	31,548
SkyWest, Inc.	470	12,309
SP Plus Corp.(a)	1,012	20,999
Spirit Airlines, Inc.(a)	485	6,252
SPX Corp.(a)	678	22,130
Standex International Corp.	275	13,481
Steelcase, Inc., Class A	1,700	16,779
Systemax, Inc.	847	15,017
Tennant Co.	349	20,225
The Gorman-Rupp Co.	1,009	31,490
The Greenbrier Cos., Inc.	875	15,523
Thermon Group Holdings, Inc.(a)	1,299	19,576
TriMas Corp.(a)	1,285	29,684
Trinity Industries, Inc.	1,289	20,714
Triton International Ltd.	868	22,455
TrueBlue, Inc.(a)	1,309	16,703
U.S. Ecology, Inc.	476	14,470
Universal Forest Products, Inc.	627	23,318
Universal Logistics Holdings, Inc.	1,063	13,925
Valmont Industries, Inc.	259	27,449
Vectrus, Inc.(a)	398	16,481
Vicor Corp.(a)	499	22,225
Wabash National Corp.	1,840	13,285
Werner Enterprises, Inc.	795	28,827
WESCO International, Inc.(a)	647	14,784
		1,952,672
Information Technology (2.1%):
Advanced Energy Industries, Inc.(a)	381	18,475
Axcelis Technologies, Inc.(a)	1,325	24,261
Badger Meter, Inc.	623	33,394
Belden, Inc.	393	14,179
Benchmark Electronics, Inc.	1,110	22,189
Brooks Automation, Inc.	519	15,830
Cass Information Systems, Inc.	698	24,542
Comtech Telecommunications Corp.	832	11,057
CSG Systems International, Inc.	538	22,515
CTS Corp.	969	24,118
Digi International, Inc.(a)	1,766	16,848
Diodes, Inc.(a)	538	21,862
Ebix, Inc.	524	7,954
ePlus, Inc.(a)	252	15,780
Everi Holdings, Inc.(a)	2,204	7,273
EVERTEC, Inc.	733	16,661
ExlService Holdings, Inc., Class A(a)	504	26,223
Fabrinet(a)	357	19,478
FormFactor, Inc.(a)	1,254	25,192
GreenSky, Inc., Class A(a)	1,941	7,415
Ichor Holdings Ltd.(a)	837	16,037
II-VI, Inc.(a)	497	14,165
Insight Enterprises, Inc.(a)	556	23,424
Intelligent Systems Corp.(a)	161	5,472

Security Description	Shares	Value
ManTech International Corp., Class A	466	$33,863
Mesa Laboratories, Inc.(c)	80	18,087
Methode Electronics, Inc.	695	18,369
MTS Systems Corp.	578	13,005
Napco Security Technologies, Inc.(a)	427	6,478
NIC, Inc.	971	22,333
Onto Innovation, Inc.(a)	666	19,760
OSI Systems, Inc.(a)	250	17,230
Paysign, Inc.(a)	679	3,504
PC Connection, Inc.	526	21,676
Perficient, Inc.(a)	751	20,345
Photronics, Inc.(a)	2,055	21,084
Plexus Corp.(a)	509	27,771
Power Integrations, Inc.	261	23,054
Progress Software Corp.	628	20,096
Rogers Corp.(a)	119	11,236
Sanmina Corp.(a)	712	19,423
ScanSource, Inc.(a)	931	19,914
Semtech Corp.(a)	462	17,325
SMART Global Holdings, Inc.(a)	423	10,279
SPS Commerce, Inc.(a)	466	21,674
Sykes Enterprises, Inc.(a)	1,170	31,730
TTEC Holdings, Inc.	494	18,140
Virtusa Corp.(a)	479	13,604
Vishay Intertechnology, Inc.(b)	1,371	19,756
		904,080
Materials (1.5%):
Advansix, Inc.(a)	939	8,958
Allegheny Technologies, Inc.(a)	1,094	9,299
American Vanguard Corp.	1,737	25,117
Balchem Corp.	290	28,628
Cabot Corp.	597	15,594
Carpenter Technology Corp.	453	8,834
Chase Corp.	255	20,984
Commercial Metals Co.	1,395	22,027
Domtar Corp.	728	15,754
Ferro Corp.(a)	1,966	18,402
Futurefuel Corp.	1,648	18,573
GCP Applied Technologies, Inc.(a)	1,387	24,689
Greif, Inc., Class A	516	16,042
H.B. Fuller Co.	667	18,629
Hawkins, Inc.	511	18,192
Innospec, Inc.	380	26,406
Intrepid Potash, Inc.(a)	6,137	4,910
Kaiser Aluminum Corp.	339	23,486
Kraton Corp.(a)	557	4,512
Kronos Worldwide, Inc.	1,968	16,610
Louisiana-Pacific Corp.	1,174	20,169
Minerals Technologies, Inc.	500	18,130
Neenah, Inc.	424	18,287
PolyOne Corp.	795	15,081
PQ Group Holdings, Inc.(a)	1,914	20,863
Quaker Chemical Corp.	164	20,710
Ryerson Holding Corp.(a)	2,455	13,061
Schnitzer Steel Industries, Inc.	962	12,544
Schweitzer-Mauduit International, Inc.	651	18,111
Sensient Technologies Corp.	587	25,540
Stepan Co.	349	30,872

Security Description	Shares	Value
SunCoke Energy, Inc.	3,044	$11,719
The Chemours Co.	1,090	9,668
United States Steel Corp.(c)	1,384	8,733
Warrior Met Coal, Inc.	984	10,450
Worthington Industries, Inc.	739	19,399
		618,983
Real Estate (0.0%):(e)
Marcus & Millichap, Inc.(a)	739	20,027

Utilities (0.6%):
Chesapeake Utilities Corp.	408	34,970
MGE Energy, Inc.	457	29,920
Middlesex Water Co.	457	27,475
Otter Tail Corp.	830	36,902
SJW Group	723	41,768
Unitil Corp.	661	34,584
		205,619
Total Common Stocks (Cost $11,241,980)		8,478,092

Rights (0.0%)(e)
Materials (0.0%):(e)
Schulman, Inc., Expires 12/31/49 (a)(d)(f)	4,224	—
Total Rights (Cost $8,448)		—

Investment Companies (79.8%)
BlackRock Liquidity Funds T-Fund, Institutional Class , 0.21%(h)	33,668,598	33,668,598
Total Investment Companies (Cost $33,668,598)		33,668,598

Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(h)	5,428	5,428
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(h)	66,000	66,000
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(h)	2,708	2,708
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(h)	37,752	37,752
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(h)	21,603	21,603
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(h)	97,129	97,129
Total Collateral for Securities Loaned (Cost $230,620)		230,620

Total Investments (Cost $45,149,646) — 100.4%		42,377,310
Liabilities in excess of other assets — (0.4)%		(175,671)
NET ASSETS - 100.00%		$42,201,639

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been designated as collateral for futures contracts.
(c)	All or a portion of this security is on loan.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 0.1% of the Fund’s net assets.
(e)	Amount represents less than 0.05% of net assets.
(f)	Security was fair valued based using significant unobservable inputs as of March 31, 2020.
(g)	Affiliated security.
(h)	Rate disclosed is the daily yield on March 31, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	3	6/19/20	$182,517	$172,140	$(10,377)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(10,377)
	Total net unrealized appreciation (depreciation)				$(10,377)

Affiliated Holdings	Fair Value 6/30/2019	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Capital Gain Distribution	Net Change in Unrealized Appreciation/Depreciation	Fair Value 3/31/2020	Dividend Income
Victory Capital Holdings, Inc., Class A	$—	$111,955	$(116,547)	$23,481	$—	$2,052	$20,941	$342

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Australia (5.0%):
Communication Services (0.3%):
REA Group Ltd.	1,378	$65,236
Telstra Corp. Ltd.	50,413	95,167
		160,403

Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	4,765	62,555

Consumer Staples (0.6%):
Treasury Wine Estates Ltd.	6,929	42,734
Wesfarmers Ltd.	4,753	100,158
Woolworths Group Ltd.	6,382	137,743
		280,635

Energy (0.3%):
Origin Energy Ltd.	19,243	51,826
Santos Ltd.	21,384	44,970
Woodside Petroleum Ltd.	5,599	62,694
		159,490

Financials (1.5%):
ASX Ltd.	2,666	126,376
Australia & New Zealand Banking Group Ltd.	6,907	72,031
Commonwealth Bank of Australia	2,754	104,688
Insurance Australia Group Ltd.	25,925	98,836
Macquarie Group Ltd.	1,611	84,944
National Australia Bank Ltd.	7,959	81,632
QBE Insurance Group Ltd.	15,580	82,389
Suncorp Group Ltd.	13,686	76,834
Westpac Banking Corp.	6,377	64,700
		792,430

Health Care (0.8%):
Cochlear Ltd.	671	77,341
CSL Ltd.	753	137,369
Ramsay Health Care Ltd.	2,883	101,544
Sonic Healthcare Ltd.	7,227	108,120
		424,374

Industrials (0.4%):
Aurizon Holdings Ltd.	37,599	97,796
Brambles Ltd. (a)	17,140	111,296
		209,092

Information Technology (0.1%):
Wisetech Global Ltd.	2,270	23,869

Materials (0.7%):
BHP Group Ltd.	5,183	92,360
BHP Group PLC	4,923	76,540
Fortescue Metals Group Ltd.	10,985	67,547
Newcrest Mining Ltd.	3,960	56,127
Rio Tinto Ltd.	1,729	89,911
		382,485

Utilities (0.2%):
AGL Energy Ltd.	9,420	99,571
		2,594,904

Austria (0.2%):
Energy (0.1%):
OMV AG	2,208	61,253

Security Description	Shares	Value
Financials (0.1%):
Erste Group Bank AG	2,796	$52,054

		113,307
Belgium (1.3%):
Communication Services (0.2%):
Proximus SADP	4,058	93,380

Consumer Staples (0.1%):
Anheuser-Busch InBev SA/NV	1,105	49,307

Financials (0.4%):
Ageas	3,456	144,459
KBC Group NV	1,911	88,539
		232,998

Health Care (0.3%):
UCB SA	1,773	154,437

Materials (0.3%):
Solvay SA, Class A	959	70,190
Umicore SA	2,026	71,148
		141,338
		671,460

Bermuda (0.3%):
Industrials (0.1%):
Jardine Matheson Holdings Ltd.	1,594	79,700

Real Estate (0.2%):
Hongkong Land Holdings Ltd.	23,376	87,660
		167,360

Canada (10.3%):
Communication Services (1.5%):
BCE, Inc.	5,201	213,385
Rogers Communications, Inc.	3,687	153,915
Shaw Communications, Inc., Class B	11,285	183,097
TELUS Corp. (a)	14,708	232,573
		782,970

Consumer Discretionary (0.5%):
Dollarama, Inc.	2,509	69,612
Gildan Activewear, Inc.	4,032	51,406
Magna International, Inc.	1,992	63,578
Restaurant Brands International, Inc.	1,465	59,044
		243,640

Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	4,396	103,566
Empire Co. Ltd., Class A	4,481	87,671
Loblaw Cos. Ltd.	3,736	192,628
METRO, Inc.	5,277	213,428
Saputo, Inc.	4,539	109,160
		706,453

Energy (0.6%):
Imperial Oil Ltd.	5,340	60,379
Inter Pipeline Ltd.	6,926	41,445
Pembina Pipeline Corp.	4,815	90,339
TC Energy Corp.	3,369	149,762
		341,925

Financials (3.6%):
Bank of Montreal	2,937	148,322

Security Description	Shares	Value
Brookfield Asset Management, Inc., Class A	3,324	$147,361
Canadian Imperial Bank of Commerce	2,477	144,349
Great-West Lifeco, Inc.	7,320	126,465
Intact Financial Corp.	2,015	174,177
Manulife Financial Corp.	7,984	100,261
National Bank of Canada (a)	5,586	215,921
Power Corp. of Canada (a)	7,146	114,978
Royal Bank of Canada	3,122	193,408
Sun Life Financial, Inc.	4,156	133,709
The Bank of Nova Scotia	4,314	176,196
The Toronto-Dominion Bank	4,066	172,887
		1,848,034

Industrials (0.5%):
Canadian National Railway Co.	1,754	137,156
Canadian Pacific Railway Ltd.	572	126,242
		263,398

Information Technology (0.6%):
CGI, Inc. (b)	1,667	90,263
Constellation Software, Inc.	98	89,080
Open Text Corp.	3,173	110,968
		290,311

Materials (0.3%):
CCL Industries, Inc.	1,835	55,803
Kirkland Lake Gold Ltd.	1,787	52,641
Teck Resources Ltd., Class B	4,483	33,994
		142,438

Utilities (1.3%):
Canadian Utilities Ltd., Class A	8,584	205,221
Emera, Inc. (a)	5,800	228,768
Fortis, Inc.	6,492	250,388
		684,377
		5,303,546

Denmark (2.3%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	796	90,554

Financials (0.4%):
Danske Bank A/S (b)	6,796	77,232
Tryg A/S	5,553	137,291
		214,523

Health Care (0.9%):
Coloplast A/S	1,182	172,336
Demant A/S (a)(b)	2,837	63,139
Genmab A/S (b)	481	97,880
Novo Nordisk A/S, Class B	2,493	150,738
		484,093

Industrials (0.4%):
DSV PANALPINA A/S	1,017	92,911
Vestas Wind Systems A/S	1,226	100,119
		193,030

Materials (0.4%):
Christian Hansen Holding A/S	1,068	80,304

Security Description	Shares	Value
Novozymes A/S, B Shares	2,516	$115,002
		195,306
		1,177,506

Finland (1.6%):
Communication Services (0.3%):
Elisa Oyj	2,715	169,076

Energy (0.2%):
Neste Oyj	2,897	98,542

Financials (0.4%):
Nordea Bank ABP (a)(b)	16,659	94,521
Sampo Oyj, Class A	3,707	108,805
		203,326

Industrials (0.3%):
Kone Oyj, Class B	2,411	137,225

Materials (0.3%):
Stora ENSO Oyj, Class R (a)(b)	6,498	66,244
UPM-Kymmene Oyj (a)	3,255	90,047
		156,291

Utilities (0.1%):
Fortum Oyj	5,375	79,266
		843,726

France (8.8%):
Communication Services (0.4%):
Orange SA	12,373	151,908
Publicis Groupe SA	1,905	54,864
		206,772

Consumer Discretionary (1.4%):
Accor SA	2,675	73,736
Cie Generale des Etablissements Michelin SCA	875	78,204
Hermes International	218	151,142
Kering SA	193	101,272
LVMH Moet Hennessy Louis Vuitton SE	258	96,279
Peugeot SA	4,427	59,380
Renault SA	1,470	28,702
Seb SA	537	67,203
Sodexo SA (a)	1,330	90,392
		746,310

Consumer Staples (1.0%):
Danone SA	2,154	139,269
L’Oreal SA	584	153,832
Pernod Ricard SA	817	116,611
Remy Cointreau SA	730	80,208
		489,920

Energy (0.2%):
TOTAL SA	2,913	113,668

Financials (0.8%):
Amundi SA (c)	1,666	98,918
BNP Paribas SA	2,201	66,762
CNP Assurances	7,345	72,239
Credit Agricole SA	8,493	62,647
Natixis SA	20,990	68,667
Societe Generale SA	3,238	54,796
		424,029

Security Description	Shares	Value
Health Care (1.1%):
BioMerieux (a)	1,168	$132,131
EssilorLuxottica SA	784	84,957
Ipsen SA	716	37,247
Orpea (a)	746	78,347
Sanofi	1,676	148,095
Sartorius Stedim Biotech (b)	479	96,650
		577,427

Industrials (2.5%):
Aeroports de Paris	653	62,964
Airbus SE	812	53,127
Alstom SA	2,428	102,105
Bollore SA	28,464	78,775
Bureau Veritas SA	4,689	89,494
Edenred	2,347	98,569
Eiffage SA	1,294	92,026
Getlink SE (a)	9,343	113,214
Legrand SA	1,814	116,966
Safran SA	835	73,782
Schneider Electric SE	1,431	123,985
Teleperformance	421	88,104
Thales SA	1,091	91,880
Vinci SA	1,413	117,471
		1,302,462

Information Technology (0.5%):
Atos SE	1,081	73,588
Capgemini SE	718	60,958
Dassault Systemes SA	636	94,669
		229,215

Materials (0.3%):
Air Liquide SA	1,236	158,972

Utilities (0.6%):
Engie SA	9,354	97,072
Suez	8,576	87,713
Veolia Environnement SA	6,440	138,287
		323,072
		4,571,847

Germany (4.7%):
Consumer Discretionary (0.4%):
adidas AG	321	72,875
Bayerische Motoren Werke AG	1,791	93,040
Continental AG	715	51,724
		217,639

Consumer Staples (0.2%):
Beiersdorf AG	1,116	113,895

Financials (1.4%):
Allianz SE	799	138,207
Deutsche Boerse AG	941	129,693
Hannover Rueck SE	975	140,829
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	740	150,211
Talanx AG	4,644	158,530
		717,470

Security Description	Shares	Value
Health Care (0.5%):
Carl Zeiss Meditec AG (b)	741	$72,184
Fresenius Medical Care AG & Co. KGaA	1,558	103,414
Fresenius SE & Co. KGaA	1,831	68,500
		244,098

Industrials (1.1%):
Brenntag AG	2,148	80,122
Deutsche Post AG	3,991	109,022
Fraport AG Frankfurt Airport Services Worldwide	1,536	62,493
Hochtief AG	802	53,499
MTU Aero Engines AG	467	68,664
Rational AG	171	91,218
Siemens AG	1,259	107,541
		572,559

Information Technology (0.2%):
Infineon Technologies AG	4,375	64,785
Wirecard AG	208	24,000
		88,785

Materials (0.7%):
BASF SE	1,613	76,733
Covestro AG (c)	1,712	52,609
Evonik Industries AG	3,736	78,555
Symrise AG	1,412	132,333
		340,230

Real Estate (0.2%):
Deutsche Wohnen SE	2,888	110,527
		2,405,203

Greece (0.1%):
Consumer Discretionary (0.1%):
Puma SE	1,103	66,159

Hong Kong (4.9%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	15,636	83,399
Techtronic Industries Co. Ltd.	8,352	54,190
		137,589

Consumer Staples (0.4%):
Sun Art Retail Group Ltd.	84,412	125,216
WH Group Ltd. (c)	87,366	81,703
		206,919

Financials (0.7%):
AIA Group Ltd.	12,670	114,647
Hang Seng Bank Ltd.	8,294	141,755
Hong Kong Exchanges and Clearing Ltd.	3,648	110,016
		366,418

Health Care (0.1%):
Sino Biopharmaceutical Ltd.	48,500	63,937

Industrials (0.5%):
CK Hutchison Holdings Ltd.	16,186	109,194
MTR Corp. Ltd.	28,638	147,946
		257,140

Real Estate (1.8%):
CK Asset Holdings Ltd.	14,760	80,821
Hang Lung Properties Ltd.	61,000	123,849

Security Description	Shares	Value
Henderson Land Development Co. Ltd.	21,748	$82,896
New World Development Co. Ltd.	78,650	84,610
Shimao Property Holdings Ltd.	28,000	98,600
Sino Land Co. Ltd.	86,080	109,259
Sun Hung Kai Properties Ltd.	4,468	58,901
Swire Pacific Ltd., Class A	9,436	60,797
Wharf Real Estate Investment	25,000	102,870
Wheelock & Co. Ltd.	17,568	119,877
		922,480

Utilities (1.1%):
China Common Rich Renewable Energy INV Ltd. (b)(d)(e)	26,000	1,979
China Gas Holdings Ltd.	20,672	71,995
CK Infrastructure Holdings Ltd.	26,370	140,141
Hong Kong & China Gas Co. Ltd.	86,225	142,142
Power Assets Holdings Ltd.	36,536	218,439
		574,696
		2,529,179

Ireland (1.2%):
Communication Services (0.1%):
WPP PLC	8,685	59,469

Consumer Staples (0.3%):
Kerry Group PLC	1,120	129,912

Industrials (0.6%):
DCC PLC	1,443	91,388
Experian PLC	4,589	128,277
Kingspan Group PLC	2,124	114,051
		333,716

Materials (0.2%):
CRH PLC	3,445	94,391
		617,488

Israel (0.9%):
Financials (0.5%):
Bank Hapoalim BM	18,359	110,486
Bank Leumi Le-Israel BM	20,929	115,846
		226,332

Information Technology (0.2%):
Nice Ltd. (b)	782	115,611

Real Estate (0.2%):
Azrieli Group Ltd.	1,676	96,934
		438,877

Italy (2.1%):
Consumer Discretionary (0.2%):
Moncler SpA	2,389	87,689

Consumer Staples (0.2%):
Davide Campari - Milano SpA (a)	12,637	91,265

Energy (0.4%):
Eni SpA	10,066	102,330
Snam SpA	26,899	124,686
		227,016

Financials (0.6%):
Assicurazioni Generali SpA	10,887	148,969

Security Description	Shares	Value
Intesa Sanpaolo SpA	47,783	$78,417
Poste Italiane SpA (c)	10,622	90,415
		317,801

Industrials (0.1%):
Atlantia SpA	4,487	56,548

Utilities (0.6%):
Enel SpA	21,707	151,718
Terna Rete Elettrica Nazionale SpA	23,127	147,134
		298,852
		1,079,171

Japan (21.6%):
Communication Services (1.6%):
KDDI Corp.	6,008	178,267
Nexon Co. Ltd.	4,200	68,952
Nintendo Co. Ltd.	300	116,110
Nippon Telegraph & Telephone Corp.	5,528	132,428
NTT DOCOMO, Inc.	7,592	238,473
Z Holdings Corp.	30,730	99,470
		833,700

Consumer Discretionary (3.6%):
Aisin Seiki Co. Ltd.	2,410	59,718
Bandai Namco Holdings, Inc.	1,600	77,998
Bridgestone Corp.	3,660	113,126
Denso Corp.	2,030	65,917
Fast Retailing Co. Ltd.	200	82,206
Hikari Tsushin, Inc.	600	101,181
Isuzu Motors Ltd.	7,794	51,856
Nissan Motor Co. Ltd.	20,476	67,917
Nitori Holdings Co. Ltd.	1,030	139,684
Oriental Land Co. Ltd.	1,208	155,284
Pan Pacific International Holdings Corp.	7,400	141,034
Panasonic Corp.	14,100	108,199
Sekisui House Ltd.	11,572	192,077
Shimano, Inc.	940	134,998
Sony Corp.	500	29,862
Sumitomo Electric Industries Ltd.	11,694	123,782
Toyota Industries Corp.	1,408	67,840
Toyota Motor Corp.	1,624	98,201
Yamaha Corp.	1,300	50,968
		1,861,848

Consumer Staples (1.4%):
Asahi Group Holdings Ltd.	1,660	54,196
Japan Tobacco, Inc.	8,144	151,199
Kao Corp.	618	50,758
Kikkoman Corp.	1,300	55,683
Kose Corp.	500	61,994
Seven & i Holdings Co. Ltd.	3,100	103,112
Suntory Beverage & Food Ltd.	2,000	75,993
Unicharm Corp.	2,794	105,279
Yakult Honsha Co. Ltd.	1,070	63,597
		721,811

Energy (0.1%):
Inpex Corp.	9,500	53,796

Financials (2.6%):
Dai-ichi Life Holdings, Inc.	8,888	107,101

Security Description	Shares	Value
Japan Exchange Group, Inc. (a)	8,000	$141,829
Japan Post Bank Co. Ltd.	22,112	205,057
Japan Post Holdings Co. Ltd.	22,000	173,057
Mitsubishi UFJ Financial Group, Inc.	32,834	123,078
ORIX Corp.	10,068	121,788
Resona Holdings, Inc.	36,046	109,033
Sony Financial Holdings, Inc.	5,800	98,564
Sumitomo Mitsui Financial Group, Inc.	5,484	133,797
Sumitomo Mitsui Trust Holdings, Inc.	5,200	151,100
		1,364,404

Health Care (2.5%):
Astellas Pharma, Inc.	7,852	122,042
Chugai Pharmaceutical Co. Ltd.	930	108,129
Daiichi Sankyo Co. Ltd.	1,300	89,891
Eisai Co. Ltd.	1,654	122,015
Hoya Corp.	118	10,098
Kyowa Kirin Co. Ltd.	6,700	150,939
M3, Inc.	2,900	86,183
Olympus Corp.	6,700	97,343
ONO Pharmaceutical Co. Ltd.	5,884	136,058
Otsuka Holdings Co. Ltd.	1,700	66,903
Shionogi & Co. Ltd.	1,528	75,569
Sysmex Corp.	1,374	100,273
Terumo Corp.	3,100	107,264
		1,272,707

Industrials (5.3%):
ANA Holdings, Inc. (a)	6,000	147,279
Central Japan Railway Co.	854	137,580
Daikin Industries Ltd.	966	118,335
East Japan Railway Co.	786	59,774
FANUC Corp.	830	113,140
Hankyu Hanshin Holdings, Inc.	3,000	101,432
Japan Airlines Co. Ltd., Class C	5,900	109,208
Keio Corp.	1,200	71,324
Kintetsu Group Holdings Co. Ltd.	2,700	125,570
Komatsu Ltd.	4,288	70,935
Kubota Corp.	7,704	98,996
Makita Corp.	2,478	76,408
Marubeni Corp.	15,974	80,085
Mitsubishi Corp.	6,092	129,847
Mitsubishi Electric Corp.	8,352	103,711
Mitsubishi Heavy Industries Ltd.	3,800	96,582
Mitsui & Co. Ltd.	7,986	111,682
Nidec Corp.	1,708	89,078
Odakyu Railway Jpy50 ORD	6,700	147,823
Recruit Holdings Co. Ltd.	2,520	65,537
Secom Co. Ltd.	1,010	84,306
SG Holdings Co. Ltd.	3,600	86,158
SMC Corp.	314	133,620
Sumitomo Corp.	9,198	106,002
Tokyu Corp.	8,500	134,406
Toyota Tsusho Corp.	2,780	65,835
West Japan Railway Co.	1,200	82,552
		2,747,205

Information Technology (2.5%):
Advantest Corp. (a)	1,700	68,626

Security Description	Shares	Value
Canon, Inc.	6,214	$136,348
FUJIFILM Holdings Corp.	2,460	124,453
Keyence Corp.	428	138,659
Kyocera Corp.	1,300	77,485
Murata Manufacturing Co. Ltd.	2,202	112,077
Nomura Research Institute Ltd.	5,274	112,240
NTT Data Corp.	8,608	83,270
Obic Co. Ltd.	1,000	131,709
Omron Corp.	1,800	94,261
Oracle Corp.	200	17,561
Tokyo Electron Ltd.	626	118,521
Yaskawa Electric Corp.	2,300	63,667
		1,278,877
Materials (0.9%):
Asahi Kasei Corp.	10,068	71,621
Mitsubishi Chemical Holdings Corp.	16,548	98,940
Nippon Paint Holdings Co. Ltd.	1,638	86,235
Shin-Etsu Chemical Co. Ltd.	1,370	136,733
Taiyo Nippon Sanso Corp.	5,100	75,947
		469,476
Real Estate (0.9%):
Daito Trust Construction Co. Ltd.	1,040	97,364
Daiwa House Industry Co. Ltd.	3,000	74,714
Mitsubishi Estate Co. Ltd.	6,352	94,237
Mitsui Fudosan Co. Ltd.	5,778	100,528
Sumitomo Realty & Development Co. Ltd.	3,900	95,586
		462,429
Utilities (0.2%):
The Kansai Electric Power Co., Inc.	8,700	97,391
		11,163,644
Korea, Republic Of (3.7%):
Communication Services (0.6%):
NAVER Corp.	712	99,441
NCSoft Corp.	215	115,166
SK Telecom Co. Ltd.	745	108,335
		322,942
Consumer Discretionary (0.2%):
Hyundai Mobis Co. Ltd.	438	60,993
Kia Motors Corp.	2,656	56,734
		117,727
Consumer Staples (0.4%):
KT&G Corp.	1,772	108,748
LG Household & Health Care Ltd.	97	89,254
		198,002
Energy (0.1%):
SK Innovation Co. Ltd.	708	50,604

Financials (0.7%):
Hana Financial Group, Inc.	4,632	87,906
KB Financial Group, Inc.	3,641	103,349
Samsung Fire & Marine Insurance Co. Ltd.	562	71,104
Shinhan Financial Group Co. Ltd.	3,904	91,731
		354,090
Health Care (0.2%):
Celltrion, Inc. (b)	579	108,978

Security Description	Shares	Value
Industrials (0.6%):
LG Corp.	2,031	$98,446
Samsung C&T Corp.	1,728	127,201
SK Holdings Co. Ltd.	718	98,805
		324,452
Information Technology (0.7%):
Samsung Electronics Co. Ltd.	3,170	124,357
Samsung SDI Co. Ltd.	400	79,034
Samsung SDS Co. Ltd.	663	81,432
SK Hynix, Inc.	1,125	76,990
		361,813
Materials (0.2%):
LG Chem Ltd.	384	96,221
		1,934,829
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA	7,854	48,322

Health Care (0.1%):
Eurofins Scientific	138	68,623

Real Estate (0.2%):
Aroundtown SA	16,815	84,432
		201,377
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	18,800	68,871
Wynn Macau Ltd.	33,600	51,055
		119,926

Netherlands (2.9%):
Communication Services (0.2%):
Koninklijke KPN NV	42,683	102,407

Consumer Staples (0.7%):
Heineken Holding NV	1,536	118,297
Heineken NV	1,343	112,777
Koninklijke Ahold Delhaize NV	6,115	143,512
		374,586
Financials (0.3%):
EXOR NV	1,536	79,599
ING Groep NV	10,014	52,794
		132,393
Health Care (0.5%):
Koninklijke Philips NV	2,635	107,251
Qiagen NV (b)	4,044	163,240
		270,491
Industrials (0.4%):
Randstad NV	2,120	75,198
Wolters Kluwer NV	2,136	151,153
		226,351
Information Technology (0.4%):
Adyen NV (b)(c)	87	73,920
ASML Holding NV	434	116,019
		189,939

Security Description	Shares	Value
Materials (0.4%):
Akzo Nobel NV	1,654	$109,440
Koninklijke DSM NV	927	105,788
		215,228
		1,511,395
Norway (1.2%):
Consumer Staples (0.4%):
Mowi ASA	4,382	66,975
Orkla ASA, Class A	15,837	135,820
		202,795
Energy (0.3%):
Aker BP ASA	2,776	35,462
Equinor ASA	7,399	93,486
		128,948
Financials (0.4%):
DNB ASA	8,311	93,479
Gjensidige Forsikring ASA (b)	7,996	137,157
		230,636
Materials (0.1%):
Yara International ASA	2,417	76,678
		639,057
Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	6,307	114,325

Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	12,465	35,850

Singapore (2.6%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	72,094	128,875

Consumer Discretionary (0.3%):
Genting Singapore Ltd.	194,470	94,436
Jardine Cycle & Carriage Ltd.	5,984	82,839
		177,275
Consumer Staples (0.2%):
Wilmar International Ltd.	52,462	119,257

Financials (0.8%):
DBS Group Holdings Ltd.	9,678	126,484
Oversea-Chinese Banking Corp. Ltd.	23,138	140,694
United Overseas Bank Ltd.	8,992	123,087
		390,265
Industrials (0.8%):
Keppel Corp. Ltd.	37,400	139,240
Singapore Airlines Ltd.	33,000	133,310
Singapore Technologies Engineering Ltd.	57,100	125,379
		397,929
Real Estate (0.2%):
CapitaLand Ltd.	63,736	127,840
		1,341,441

Security Description	Shares	Value
Spain (2.7%):
Communication Services (0.2%):
Telefonica SA	21,633	$99,548

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	3,745	97,698

Energy (0.2%):
Repsol SA	8,565	78,685

Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	23,506	75,563
Banco Santander SA	30,361	74,250
CaixaBank SA	38,832	72,787
		222,600
Health Care (0.3%):
Grifols SA	3,620	123,733

Industrials (0.3%):
ACS Actividades de Construccion y Servicios SA	2,959	58,123
Aena SME SA (c)	865	94,917
		153,040

Information Technology (0.1%):
Amadeus IT Group SA	1,449	69,019
Utilities (1.0%):
Endesa SA	6,396	137,307
Iberdrola SA	15,974	158,234
Naturgy Energy Group SA	5,646	100,320
Red Electrica Corp. SA	7,228	130,422
		526,283
		1,370,606
Sweden (2.9%):
Communication Services (0.3%):
Telia Co. AB	41,477	149,812

Consumer Discretionary (0.1%):
Hennes & Mauritz AB, Class B (a)	4,094	53,019

Consumer Staples (0.4%):
Essity AB, Class B	3,945	122,135
ICA Gruppen AB	2,549	107,774
		229,909
Financials (0.5%):
Skandinaviska Enskilda Banken AB, Class A	13,120	89,176
Svenska Handelsbanken AB, Class A	14,926	125,552
Swedbank AB, Class A (a)(b)	5,849	65,598
		280,326
Industrials (1.4%):
Alfa Laval AB	5,345	93,149
Assa Abloy AB, Class B	6,291	119,469
Atlas Copco AB, Class A (a)	3,342	112,900
Epiroc AB, Class A	9,374	93,381
Sandvik AB	7,351	105,052
Skanska AB, Class B	6,432	98,557
Volvo AB, Class B	7,523	90,956
		713,464

Security Description	Shares	Value
Information Technology (0.2%):
Hexagon AB, B Shares	2,031	$87,126
		1,513,656
Switzerland (7.6%):
Communication Services (0.4%):
Swisscom AG, Registered Shares	368	198,975

Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	1,446	79,747
The Swatch Group AG, B Shares	377	75,804
		155,551
Consumer Staples (1.0%):
Barry Callebaut AG, Registered Shares	70	141,149
Chocoladefabriken Lindt & Spruengli AG	15	127,144
Coca-Cola HBC AG	3,470	74,848
Nestle SA, Registered Shares	1,746	180,480
		523,621
Financials (1.7%):
Baloise Holding AG, Registered Shares	1,040	137,175
Credit Suisse Group AG, Registered Shares	9,188	76,400
Julius Baer Group Ltd.	2,298	78,893
Partners Group Holding AG	202	140,587
Swiss Life Holding AG	414	141,744
UBS Group AG, Registered Shares	11,737	110,355
Zurich Insurance Group AG	532	189,885
		875,039
Health Care (1.5%):
Lonza Group AG, Registered Shares	285	119,142
Novartis AG, Registered Shares	1,638	135,947
Roche Holding AG	631	205,972
Sonova Holding AG, Registered Shares	565	102,418
Straumann Holding AG, Class R	159	119,221
Vifor Pharma AG	562	78,128
		760,828
Industrials (1.2%):
ABB Ltd., Registered Shares	6,822	120,578
Geberit AG, Registered Shares	328	145,233
Kuehne + Nagel International AG	854	117,923
Schindler Holding AG	541	119,435
SGS SA, Registered Shares	63	146,810
		649,979
Information Technology (0.3%):
Stmicroelectronics NV (a)	3,380	74,070
Temenos AG	532	70,170
		144,240
Materials (1.2%):
EMS-Chemie Holding AG	173	109,417
Givaudan SA, Registered Shares	72	224,135
Glencore PLC	31,318	48,147
LafargeHolcim Ltd.	2,479	91,111
Sika AG, Registered Shares	858	142,643
		615,453
		3,923,686
United Kingdom (8.4%):
Communication Services (0.5%):
BT Group PLC	63,762	93,353

Security Description	Shares	Value
Informa PLC	11,684	$64,218
Pearson PLC	11,252	77,214
		234,785
Consumer Discretionary (0.8%):
Barratt Developments PLC	14,930	81,762
Burberry Group PLC	3,043	50,050
Compass Group PLC	6,461	101,414
Intercontinental Hotels Group PLC	2,166	94,558
Next PLC	1,449	73,271
		401,055
Consumer Staples (1.5%):
Associated British Foods PLC	4,620	104,072
British American Tobacco PLC	2,508	85,928
Diageo PLC	3,943	126,646
Imperial Brands PLC	3,896	72,416
Reckitt Benckiser Group PLC	1,534	117,153
Tesco PLC	46,405	131,848
Unilever PLC	2,650	134,116
		772,179
Energy (0.3%):
BP PLC	21,381	91,389
Royal Dutch Shell PLC, Class A	5,194	91,524
		182,913
Financials (1.8%):
3i Group PLC	9,281	91,303
Aviva PLC	30,736	102,481
Hargreaves Lansdown PLC	3,538	60,894
HSBC Holdings PLC	22,012	124,167
Legal & General Group PLC	47,258	113,761
Lloyds Banking Group PLC	217,331	86,362
London Stock Exchange Group PLC	1,143	103,331
Prudential PLC	7,696	98,962
Royal Bank of Scotland Group PLC	46,269	64,869
Schroders PLC	3,284	101,300
		947,430
Health Care (0.7%):
AstraZeneca PLC	1,225	109,771
GlaxoSmithKline PLC	8,070	151,783
Smith & Nephew PLC	5,983	106,579
		368,133
Industrials (1.5%):
Ashtead Group PLC	3,256	71,385
BAE Systems PLC	18,761	121,566
Bunzl PLC	5,224	105,709
Ferguson PLC	1,460	91,667
International Consolidated Airlines Group SA	16,953	45,284
Intertek Group PLC	1,721	101,001
RELX PLC	5,465	117,541
Smiths Group PLC	6,620	100,786
		754,939
Information Technology (0.4%):
Halma PLC	5,396	128,722
The Sage Group PLC	12,412	91,216
		219,938

Security Description	Shares	Value
Materials (0.6%):
Anglo American PLC	4,330	$76,160
Antofagasta PLC	7,074	67,904
Mondi PLC	4,930	84,546
Rio Tinto PLC	2,072	95,678
		324,288
Utilities (0.3%):
National Grid PLC	12,331	144,950
		4,350,610
United States (0.3%):
Consumer Discretionary (0.0%):(f)
Carnival PLC	2,083	25,386

Industrials (0.3%):
Waste Connections, Inc.	1,744	135,345
		160,731
Total Common Stocks (Cost $63,234,134)		50,960,866

Investment Companies (0.4%)
United States (0.4%):
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.21% (g)	183,134	183,134
Total Investment Companies (Cost $183,134)		183,134

Collateral for Securities Loaned^ (4.2%)
United States (4.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (g)	51,948	51,948
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (g)	631,557	631,557
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (g)	25,913	25,913
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (g)	361,246	361,246
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (g)	206,715	206,715
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (g)	929,433	929,433
Total Collateral for Securities Loaned (Cost $2,206,812)		2,206,812

Total Investments (Cost $65,624,080) — 103.1%		53,350,812
Liabilities in excess of other assets — (3.1)%		(1,616,582)
NET ASSETS - 100.00%		$51,734,230

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $492,482 and amounted to 1.0% of net assets.

(d)	Security was fair valued based using significant unobservable inputs as of March 31, 2020.
(e)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were less than 0.05% of the Fund’s net assets.

(f)	Amount represents less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	4	6/19/20	$287,781	$311,860	$24,079

	Total unrealized appreciation				$24,079
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$24,079

Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (20.6%)
Communication Services (0.8%):
Activision Blizzard, Inc.	405	$24,089
Alphabet, Inc., Class A(a)	25	29,050
AT&T, Inc.	1,165	33,960
Cable One, Inc.	31	50,964
Charter Communications, Inc., Class A(a)	80	34,905
Comcast Corp., Class A	916	31,492
Discovery, Inc., Class A(a)(b)	942	18,312
DISH Network Corp., Class A(a)	637	12,734
Electronic Arts, Inc.(a)	203	20,335
Facebook, Inc., Class A(a)	131	21,851
InterActive Corp.(a)	101	18,102
Match Group, Inc.(a)(b)	202	13,340
Netflix, Inc.(a)	72	27,036
Omnicom Group, Inc.	537	29,481
Sirius XM Holdings, Inc.(b)	5,481	27,076
Take-Two Interactive Software, Inc.(a)	168	19,926
The Walt Disney Co.	241	23,281
T-Mobile U.S., Inc.(a)	459	38,510
TripAdvisor, Inc.	655	11,390
Twitter, Inc.(a)	431	10,585
Verizon Communications, Inc.	750	40,297
ViacomCBS, Inc., Class B	767	10,746
		547,462
Consumer Discretionary (2.1%):
Advance Auto Parts, Inc.	225	20,997
Amazon.com, Inc.(a)	15	29,245
Aptiv PLC	300	14,772
Aramark	719	14,358
AutoZone, Inc.(a)	36	30,456
Best Buy Co., Inc.	342	19,494
Booking Holdings, Inc.(a)	14	18,834
BorgWarner, Inc.	808	19,691
Bright Horizons Family Solutions, Inc.(a)	293	29,886
Burlington Stores, Inc.(a)	102	16,163
CarMax, Inc.(a)	343	18,464
Chipotle Mexican Grill, Inc.(a)	32	20,941
Columbia Sportswear Co.(b)	294	20,513
D.R. Horton, Inc.	577	19,618
Darden Restaurants, Inc.	303	16,501
Dollar General Corp.	210	31,711
Domino’s Pizza, Inc.	117	37,917
Dunkin’ Brands Group, Inc.	492	26,125
eBay, Inc.	825	24,800
Etsy, Inc.(a)	299	11,494
Five Below, Inc.(a)	172	12,105
Garmin Ltd.	364	27,286
General Motors Co., Class C	892	18,536
Gentex Corp.	1,166	25,838
Genuine Parts Co.	470	31,645
Grand Canyon Education, Inc.(a)	168	12,816
Hasbro, Inc.	228	16,313
Hilton Worldwide Holdings, Inc.	372	25,385
Hyatt Hotels Corp., Class A(b)	541	25,914
Kohl’s Corp.	413	6,026
Lear Corp.	234	19,013
Lennar Corp., Class A	563	21,507
LKQ Corp.(a)	1,224	25,104
Marriott International, Inc., Class A	262	19,600
McDonald’s Corp.	256	42,331
Mohawk Industries, Inc.(a)	200	15,248
Nike, Inc., Class B	364	30,118
Norwegian Cruise Line Holdings Ltd.(a)	578	6,335
NVR, Inc.(a)	10	25,691
O’Reilly Automotive, Inc.(a)	99	29,804

Security Description	Shares	Value
Planet Fitness, Inc., Class A(a)	407	$19,821
Pool Corp.	183	36,009
PulteGroup, Inc.	885	19,753
PVH Corp.	252	9,485
Ralph Lauren Corp.	298	19,915
Ross Stores, Inc.	326	28,352
Royal Caribbean Cruises Ltd.(b)	260	8,364
Service Corp. International	831	32,500
Starbucks Corp.	401	26,362
Tapestry, Inc.	832	10,774
Target Corp.	213	19,803
The Gap, Inc.(b)	1,265	8,906
The Home Depot, Inc.	176	32,860
The TJX Cos., Inc.	676	32,320
Tractor Supply Co.	322	27,225
Ulta Beauty, Inc.(a)	75	13,178
VF Corp.	377	20,388
Whirlpool Corp.(b)	179	15,358
Wynn Resorts Ltd.	178	10,714
Yum China Holdings, Inc.	576	24,555
Yum! Brands, Inc.	444	30,427
		1,325,664
Consumer Staples (1.5%):
Altria Group, Inc.	693	26,798
Archer-Daniels-Midland Co.	1,007	35,426
Brown-Forman Corp., Class B	665	36,914
Casey’s General Stores, Inc.	228	30,208
Church & Dwight Co., Inc.	492	31,577
Colgate-Palmolive Co.	637	42,271
Conagra Brands, Inc.	688	20,186
Costco Wholesale Corp.	131	37,352
General Mills, Inc.	722	38,100
Hormel Foods Corp.	922	43,002
Kimberly-Clark Corp.	266	34,013
Lamb Weston Holdings, Inc.	453	25,866
McCormick & Co., Inc.	220	31,066
Molson Coors Beverage Co., Class B	599	23,367
Mondelez International, Inc., Class A	901	45,122
Monster Beverage Corp.(a)	442	24,867
PepsiCo, Inc.	377	45,278
Philip Morris International, Inc.	388	28,309
Sysco Corp.	602	27,469
The Boston Beer Co., Inc., Class A(a)(b)	52	19,113
The Clorox Co.	231	40,021
The Coca-Cola Co.	773	34,205
The Estee Lauder Cos., Inc., Class A	137	21,830
The Hershey Co.	312	41,340
The J.M. Smucker Co.	337	37,407
The Kroger Co.	1,210	36,445
Tyson Foods, Inc., Class A	391	22,627
U.S. Foods Holding Corp.(a)	933	16,523
Walgreens Boots Alliance, Inc.	552	25,254
Walmart, Inc.	408	46,358
		968,314
Energy (0.4%):
Cabot Oil & Gas Corp.	1,586	27,264
Chevron Corp.	334	24,202
ConocoPhillips	553	17,032
Continental Resources, Inc.	580	4,431
Diamondback Energy, Inc.	226	5,921
EOG Resources, Inc.	311	11,171
Exxon Mobil Corp.	588	22,326
Halliburton Co.	1,165	7,980
HollyFrontier Corp.	537	13,162
Kinder Morgan, Inc.	1,902	26,477
Marathon Oil Corp.	1,710	5,626
Occidental Petroleum Corp.(b)	645	7,469

Security Description	Shares	Value
ONEOK, Inc.	474	$10,338
Phillips 66	331	17,758
Schlumberger Ltd.	780	10,522
Valero Energy Corp.	345	15,649
		227,328
Financials (3.1%):
Aflac, Inc.	877	30,028
Ally Financial, Inc.	1,039	14,993
American Express Co.	338	28,937
Ameriprise Financial, Inc.	221	22,648
Arch Capital Group Ltd.(a)	1,072	30,509
Arthur J. Gallagher & Co.	495	40,347
Assurant, Inc.	314	32,684
Bank of America Corp.	1,150	24,415
BlackRock, Inc., Class A	85	37,397
BOK Financial Corp.(b)	408	17,364
Brown & Brown, Inc.	1,271	46,036
Capital One Financial Corp.	344	17,344
Cboe Global Markets, Inc.	335	29,899
Chubb Ltd.	300	33,507
Citigroup, Inc.	477	20,091
Citizens Financial Group, Inc.	864	16,252
CME Group, Inc.	206	35,619
Comerica, Inc.	461	13,526
Commerce Bancshares, Inc., Class C	722	36,361
Credit Acceptance Corp.(a)(b)	71	18,154
Discover Financial Services	403	14,375
E*TRADE Financial Corp.	709	24,333
East West Bancorp, Inc.	603	15,521
Erie Indemnity Co., Class A	127	18,826
FactSet Research Systems, Inc.	130	33,888
Fidelity National Financial, Inc.	926	23,039
Fifth Third Bancorp	1,183	17,568
First American Financial Corp.	682	28,924
First Republic Bank	348	28,633
Franklin Resources, Inc.	1,224	20,429
Globe Life, Inc.	493	35,481
Huntington Bancshares, Inc.	2,406	19,753
Intercontinental Exchange, Inc.	516	41,666
Invesco Ltd.	1,789	16,244
JPMorgan Chase & Co.	364	32,772
KeyCorp	1,728	17,919
Lincoln National Corp.	527	13,871
LPL Financial Holdings, Inc.	345	18,778
M&T Bank Corp.	233	24,099
MarketAxess Holdings, Inc.	76	25,275
Marsh & McLennan Cos., Inc.	463	40,031
MetLife, Inc.	837	25,587
Moody’s Corp.	158	33,417
Morgan Stanley	759	25,806
Morningstar, Inc.	262	30,458
MSCI, Inc.	132	38,143
New York Community Bancorp, Inc.	2,922	27,438
Northern Trust Corp.	370	27,920
People’s United Financial, Inc.(b)	2,445	27,017
Principal Financial Group, Inc.	577	18,083
Prudential Financial, Inc.	387	20,178
Raymond James Financial, Inc.	413	26,102
Regions Financial Corp.	1,944	17,438
Reinsurance Group of America, Inc.	268	22,550
S&P Global, Inc.	156	38,227
Santander Consumer USA Holdings, Inc.	1,176	16,358
SEI Investments Co.	578	26,785
Signature Bank	254	20,419
State Street Corp.	599	31,909
SVB Financial Group(a)	118	17,827
Synchrony Financial	1,002	16,122

Security Description	Shares	Value
Synovus Financial Corp.	770	$13,521
T. Rowe Price Group, Inc.	296	28,904
TCF Financial Corp.	685	15,522
TD Ameritrade Holding Corp.	702	24,331
The Bank of New York Mellon Corp.	820	27,618
The Charles Schwab Corp.	759	25,518
The Goldman Sachs Group, Inc.	150	23,189
The Hartford Financial Services Group, Inc.	833	29,355
The PNC Financial Services Group, Inc.	290	27,759
The Progressive Corp.	476	35,148
The Travelers Cos., Inc.	348	34,574
Truist Financial Corp.	777	23,963
U.S. Bancorp	854	29,420
Voya Financial, Inc.	668	27,087
W.R. Berkley Corp.	716	37,354
Wells Fargo & Co.	809	23,218
Zions Bancorp NA	738	19,749
		2,011,550
Health Care (2.7%):
Abbott Laboratories	424	33,458
ABIOMED, Inc.(a)	87	12,629
Agilent Technologies, Inc.	415	29,722
Align Technology, Inc.(a)	88	15,308
AmerisourceBergen Corp.	339	30,002
Amgen, Inc.	161	32,640
Anthem, Inc.	99	22,477
Baxter International, Inc.	495	40,188
Biogen, Inc.(a)	84	26,576
Bio-Techne Corp.	155	29,391
Boston Scientific Corp.(a)	754	24,603
Bristol-Myers Squibb Co.	575	32,051
Bruker Corp.	545	19,544
Cardinal Health, Inc.	622	29,819
Centene Corp.(a)	488	28,992
Cerner Corp.	491	30,929
Charles River Laboratories International, Inc.(a)	206	25,999
Chemed Corp.	97	42,019
Cigna Corp.	159	28,172
Danaher Corp.	264	36,540
DENTSPLY SIRONA, Inc.	536	20,813
Edwards Lifesciences Corp.(a)	121	22,823
Elanco Animal Health, Inc.(a)	1,039	23,263
Eli Lilly & Co.	317	43,973
Encompass Health Corp.	499	31,951
Exelixis, Inc.(a)	1,018	17,530
Gilead Sciences, Inc.	561	41,940
HCA Healthcare, Inc.	222	19,947
Henry Schein, Inc.(a)	539	27,230
Hill-Rom Holdings, Inc.	306	30,784
Humana, Inc.	93	29,204
IDEXX Laboratories, Inc.(a)	107	25,920
Illumina, Inc.(a)	78	21,303
Incyte Pharmaceuticals, Inc.(a)	290	21,237
Insulet Corp.(a)	122	20,213
Intuitive Surgical, Inc.(a)	53	26,246
IQVIA Holdings, Inc.(a)	210	22,651
Jazz Pharmaceuticals PLC(a)	200	19,948
Johnson & Johnson	308	40,388
Laboratory Corp. of America Holdings(a)	217	27,427
Masimo Corp.(a)	185	32,767
Medtronic PLC	405	36,523
Merck & Co., Inc.	485	37,316
Mettler-Toledo International, Inc.(a)	47	32,454
Molina Healthcare, Inc.(a)	141	19,699
PerkinElmer, Inc.	363	27,327
PRA Health Sciences, Inc.(a)	265	22,006
Quest Diagnostics, Inc.	353	28,346
Regeneron Pharmaceuticals, Inc.(a)	90	43,945

Security Description	Shares	Value
ResMed, Inc.	181	$26,659
Stryker Corp.	152	25,306
Teleflex, Inc.	86	25,186
The Cooper Cos., Inc.	120	33,080
Thermo Fisher Scientific, Inc.	118	33,465
UnitedHealth Group, Inc.	131	32,669
Universal Health Services, Inc., Class B	214	21,203
Varian Medical Systems, Inc.(a)	313	32,133
Veeva Systems, Inc., Class A(a)	131	20,484
Vertex Pharmaceuticals, Inc.(a)	150	35,693
Waters Corp.(a)	127	23,120
West Pharmaceutical Services, Inc.	230	35,018
Zoetis, Inc.	282	33,189
		1,763,438
Industrials (3.4%):
3M Co.	188	25,664
AECOM(a)	954	28,477
AGCO Corp.	396	18,711
Alaska Air Group, Inc.	528	15,032
Allegion PLC	411	37,820
Allison Transmission Holdings, Inc.	725	23,642
AMERCO, Inc.	109	31,670
American Airlines Group, Inc.(b)	792	9,654
AMETEK, Inc.	465	33,489
AO Smith Corp.	683	25,824
BWX Technologies, Inc.	486	23,673
C.H. Robinson Worldwide, Inc.	428	28,334
Carlisle Cos., Inc.	253	31,696
Caterpillar, Inc.	240	27,850
Cintas Corp.	137	23,731
Copart, Inc.(a)	494	33,849
CoStar Group, Inc.(a)	46	27,012
CSX Corp.	493	28,249
Cummins, Inc.	222	30,041
Deere & Co.	179	24,731
Delta Air Lines, Inc.	531	15,149
Donaldson Co., Inc.	680	26,268
Dover Corp.	356	29,883
Eaton Corp. PLC	438	34,029
Emerson Electric Co.	573	27,303
Expeditors International of Washington, Inc.	510	34,027
Fastenal Co.	1,050	32,813
Flowserve Corp.(b)	579	13,832
Fortive Corp.(b)	511	28,202
Fortune Brands Home & Security, Inc.	566	24,480
General Dynamics Corp.	200	26,462
Graco, Inc.	805	39,228
HD Supply Holdings, Inc.(a)	1,001	28,458
HEICO Corp.	214	15,967
Hexcel Corp.	419	15,583
Honeywell International, Inc.	262	35,053
Hubbell, Inc.	258	29,603
Huntington Ingalls Industries, Inc.	164	29,882
IDEX Corp.	223	30,799
Illinois Tool Works, Inc.	227	32,261
Ingersoll Rand, Inc.(a)	326	8,085
J.B. Hunt Transport Services, Inc.	263	24,256
Kansas City Southern	254	32,304
Knight-Swift Transportation Holdings, Inc.	548	17,974
L3Harris Technologies, Inc.	151	27,198
Lennox International, Inc.	149	27,087
Lockheed Martin Corp.	106	35,929
Masco Corp.	668	23,093
Nordson Corp.	238	32,147
Norfolk Southern Corp.	182	26,572
Northrop Grumman Corp.	92	27,835
Old Dominion Freight Line, Inc.	270	35,440

Security Description	Shares	Value
Owens Corning, Inc.	440	$17,076
PACCAR, Inc.	547	33,438
Parker-Hannifin Corp.	180	23,351
Republic Services, Inc.	646	48,489
Robert Half International, Inc.	517	19,517
Rockwell Automation, Inc.	195	29,427
Rollins, Inc.	953	34,441
Roper Technologies, Inc.	109	33,987
Snap-on, Inc.	211	22,961
Southwest Airlines Co.	594	21,153
Spirit Aerosystems Holdings, Inc., Class A	335	8,017
Teledyne Technologies, Inc.(a)	122	36,266
Textron, Inc.	624	16,642
The Middleby Corp.(a)	273	15,528
The Toro Co.	563	36,646
Trane Technologies PLC	826	68,219
TransDigm Group, Inc.	53	16,970
TransUnion	380	25,148
Union Pacific Corp.	192	27,080
United Airlines Holdings, Inc.(a)	367	11,579
United Parcel Service, Inc., Class B	246	22,981
United Rentals, Inc.(a)	179	18,419
United Technologies Corp.	257	24,243
Verisk Analytics, Inc., Class A	309	43,068
W.W. Grainger, Inc.	105	26,093
Waste Management, Inc.	439	40,634
Watsco, Inc.	217	34,292
Woodward, Inc.	258	15,336
XPO Logistics, Inc.(a)(b)	195	9,506
Xylem, Inc.	478	31,132
		2,207,990
Information Technology (3.7%):
Accenture PLC, Class A	206	33,632
Adobe, Inc.(a)	98	31,188
Advanced Micro Devices, Inc.(a)	415	18,874
Akamai Technologies, Inc.(a)	375	34,309
Alliance Data Systems Corp.	183	6,158
Amphenol Corp., Class A	393	28,641
Analog Devices, Inc.	241	21,606
ANSYS, Inc.(a)	156	36,265
Apple, Inc.	127	32,295
Applied Materials, Inc.	453	20,756
Arista Networks, Inc.(a)	89	18,027
Aspen Technology, Inc.(a)	183	17,398
Automatic Data Processing, Inc.	234	31,983
Black Knight, Inc.(a)	797	46,274
Booz Allen Hamilton Holdings Corp.	536	36,791
Broadcom, Inc.	88	20,865
Broadridge Financial Solutions, Inc.	308	29,208
CACI International, Inc., Class A(a)	155	32,728
Cadence Design Systems, Inc.(a)	438	28,926
CDW Corp.	256	23,877
Ciena Corp.(a)	448	17,835
Cisco Systems, Inc.	645	25,355
Citrix Systems, Inc.	522	73,888
Cognex Corp.	490	20,688
Cognizant Technology Solutions Corp., Class A	484	22,491
Corning, Inc.	983	20,191
Dolby Laboratories, Inc., Class A	505	27,376
DXC Technology Co.	511	6,669
Entegris, Inc.	555	24,847
EPAM Systems, Inc.(a)	142	26,364
Euronet Worldwide, Inc.(a)	200	17,144
F5 Networks, Inc.(a)	227	24,205
Fair Isaac Corp.(a)	81	24,923
Fidelity National Information Services, Inc.	288	35,032
Fiserv, Inc.(a)	305	28,972
FleetCor Technologies, Inc.(a)	114	21,266

Security Description	Shares	Value
FLIR Systems, Inc.	690	$22,004
Fortinet, Inc.(a)	300	30,351
Gartner, Inc.(a)	199	19,814
Genpact Ltd.	989	28,879
Global Payments, Inc.	205	29,567
HP, Inc.	1,343	23,314
Intel Corp.	581	31,445
International Business Machines Corp.	263	29,175
IPG Photonics Corp.(a)	159	17,535
Jack Henry & Associates, Inc.	300	46,571
Juniper Networks, Inc.	1,434	27,447
KLA Corp.	164	23,573
Lam Research Corp.	100	24,000
Leidos Holdings, Inc.	408	37,393
Manhattan Associates, Inc.(a)	270	13,451
Mastercard, Inc., Class A	122	29,470
Maxim Integrated Products, Inc.	493	23,965
Microchip Technology, Inc.(b)	258	17,492
Micron Technology, Inc.(a)	381	16,025
Microsoft Corp.	242	38,166
Monolithic Power Systems, Inc.	153	25,621
Motorola Solutions, Inc.	169	22,463
National Instruments Corp.	726	24,016
NetApp, Inc.	433	18,052
NVIDIA Corp.	109	28,733
ON Semiconductor Corp.(a)	1,030	12,813
Oracle Corp.	725	35,039
Paychex, Inc.	536	33,725
Paycom Software, Inc.(a)	91	18,383
Paylocity Holding Corp.(a)	180	15,898
PayPal Holdings, Inc.(a)	282	26,999
Qorvo, Inc.(a)	323	26,043
RealPage, Inc.(a)	473	25,036
Sabre Corp.	1,281	7,596
Salesforce.com, Inc.(a)	173	24,909
Seagate Technology PLC	477	23,278
Skyworks Solutions, Inc.	283	25,295
SS&C Technologies Holdings, Inc.	491	21,516
Synopsys, Inc.(a)	229	29,493
TE Connectivity Ltd.	371	23,366
Teradyne, Inc.	360	19,501
Texas Instruments, Inc.	222	22,184
The Trade Desk, Inc., Class A(a)(b)	52	10,036
The Western Union Co.	2,017	36,568
Trimble, Inc.(a)	754	24,000
Tyler Technologies, Inc.(a)	136	40,331
Ubiquiti, Inc.(b)	195	27,608
Universal Display Corp.	80	10,542
VeriSign, Inc.(a)	181	32,596
Visa, Inc., Class A	216	34,802
VMware, Inc., Class A(a)	147	17,802
WEX, Inc.(a)	143	14,951
Xerox Holdings Corp.	795	15,057
Xilinx, Inc.	170	13,250
Zebra Technologies Corp.(a)	93	17,075
		2,301,261
Materials (1.1%):
Air Products & Chemicals, Inc.	194	38,724
Albemarle Corp.(b)	362	20,406
AptarGroup, Inc.	403	40,115
Ball Corp.	478	30,907
Celanese Corp., Series A	259	19,008
CF Industries Holdings, Inc.	510	13,872
Crown Holdings, Inc.(a)	493	28,614
Eastman Chemical Co.	431	20,076
Ecolab, Inc.	211	32,880
FMC Corp.	356	29,082

Security Description	Shares	Value
International Flavors & Fragrances, Inc.	246	$25,112
International Paper Co.	729	22,694
LyondellBasell Industries NV, Class A	352	17,470
Martin Marietta Materials, Inc.	130	24,600
NewMarket Corp.	81	31,012
Nucor Corp.	626	22,548
Packaging Corp. of America	297	25,789
PPG Industries, Inc.	344	28,758
Reliance Steel & Aluminum Co.	342	29,955
Royal Gold, Inc.	246	21,577
RPM International, Inc.	523	31,119
Sealed Air Corp.	776	19,175
Sonoco Products Co.	798	36,987
Steel Dynamics, Inc.	888	20,016
The Sherwin-Williams Co.	65	29,869
Vulcan Materials Co.	240	25,937
Westlake Chemical Corp.	365	13,932
Westrock Co.	671	18,962
		719,196
Real Estate (0.1%):
CBRE Group, Inc., Class A(a)	618	23,305
Jones Lang LaSalle, Inc.	192	19,388
The Howard Hughes Corp.(a)	115	5,810
		48,503
Utilities (1.7%):
AES Corp.	2,322	31,579
Alliant Energy Corp.	990	47,807
Ameren Corp.	642	46,757
American Electric Power Co., Inc.	581	46,468
American Water Works Co., Inc.	388	46,389
Atmos Energy Corp.	451	44,753
CenterPoint Energy, Inc.	1,754	27,099
CMS Energy Corp.	816	47,940
Consolidated Edison, Inc.	577	45,006
DTE Energy Co.	429	40,742
Duke Energy Corp.	617	49,903
Evergy, Inc.	787	43,324
Eversource Energy	681	53,262
Exelon Corp.	1,053	38,761
FirstEnergy Corp.	1,049	42,033
IDACORP, Inc.	440	38,628
MDU Resources Group, Inc.	1,685	36,228
NextEra Energy, Inc.	247	59,434
OGE Energy Corp.	1,152	35,401
Pinnacle West Capital Corp.	514	38,956
PPL Corp.	1,533	37,834
Public Service Enterprise Group, Inc.	834	37,455
Sempra Energy	374	42,258
The Southern Co.	920	49,809
WEC Energy Group, Inc.	548	48,295
Xcel Energy, Inc.	821	49,506
		1,125,627
Total Common Stocks (Cost $11,816,751)		13,246,333

Investment Companies (78.4%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.21%(c)	50,519,166	50,519,166
Total Investment Companies (Cost $50,519,166)		50,519,166

Collateral for Securities Loaned^(0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	7,804	7,804

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	94,877	$94,877
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	3,893	3,893
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	54,269	54,269
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	31,054	31,054
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	139,627	139,627
Total Collateral for Securities Loaned (Cost $331,524)		331,524

Total Investments (Cost $62,667,441) — 99.5%		64,097,023
Other assets in excess of liabilities — 0.5%		325,907
NET ASSETS - 100.00%		$64,422,930

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	6/19/20	$617,920	$642,425	$24,505

	Total unrealized appreciation				$24,505
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$24,505

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (80.8%)
Australia (1.9%):
Consumer Staples (0.2%):
Wesfarmers Ltd.	16,398	$347,364

Energy (0.2%):
Woodside Petroleum Ltd.	19,259	213,638

Financials (0.5%):
Australia & New Zealand Banking Group Ltd.	23,829	249,823
National Australia Bank Ltd.	27,444	281,426
Westpac Banking Corp.	21,968	225,556
		756,805

Materials (0.8%):
BHP Group Ltd.	17,845	323,626
BHP Group PLC	16,971	263,321
Fortescue Metals Group Ltd.	37,989	232,730
Rio Tinto Ltd. (a)	5,997	308,862
		1,128,539

Utilities (0.2%):
AGL Energy Ltd.	32,506	340,076
		2,786,422

Bermuda (0.4%):
Financials (0.1%):
Invesco Ltd.	20,039	181,954

Industrials (0.3%):
Triton International Ltd.	13,899	359,567
		541,521

Brazil (0.3%):
Industrials (0.1%):
EcoRodovias Infraestrutura e Logistica SA (b)	87,800	159,704

Information Technology (0.0%):(c)
Cielo SA (d)	91,100	77,856

Utilities (0.2%):
Engie Brasil Energia SA	31,302	234,495
		472,055

Canada (1.9%):
Communication Services (1.3%):
BCE, Inc.	17,026	698,536
Shaw Communications, Inc., Class B	33,238	539,282
TELUS Corp. (a)	48,070	760,115
		1,997,933

Energy (0.3%):
Inter Pipeline Ltd. (a)	23,881	142,903
Pembina Pipeline Corp.	15,743	295,370
		438,273

Financials (0.3%):
Great-West Lifeco, Inc.	24,008	414,778
		2,850,984

Chile (0.4%):
Utilities (0.4%):
Aguas Andinas SA, Class A	1,056,382	310,909
Colbun SA	2,667,436	289,618
		600,527

China (4.4%):
Consumer Discretionary (0.2%):
Great Wall Motor Co. Ltd., Class H	384,000	243,516

Energy (0.7%):
China Petroleum & Chemical Corp., Class H	732,000	357,672
China Shenhua Energy Co. Ltd., Class H	223,000	421,365

Security Description	Shares	Value
Yanzhou Coal Mining Co. Ltd., Class H	380,000	$294,380
		1,073,417

Financials (2.8%):
Agricultural Bank of China Ltd., Class H	1,612,000	643,636
Bank of China Ltd., Class H	1,481,000	563,781
Bank of Communications Co. Ltd., Class H	737,000	448,893
China Cinda Asset Management Co. Ltd., Class H	1,696,000	318,997
China CITIC Bank Corp. Ltd., Class H	1,042,000	512,434
China Construction Bank Corp., Class H	740,000	601,526
China Minsheng Banking Corp. Ltd., Class H	676,000	500,015
GF Securities Co. Ltd., Class H	248,600	264,179
Huatai Securities Co. Ltd., Class H (e)	171,800	253,407
		4,106,868

Industrials (0.2%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	405,600	291,775

Materials (0.2%):
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,250,000	308,251

Real Estate (0.3%):
Guangzhou R&F Properties Co. Ltd., Class H	180,000	231,527
Logan Property Holdings Co. Ltd.	182,000	276,865
		508,392
		6,532,219

Curacao (0.1%):
Energy (0.1%):
Schlumberger Ltd.	8,733	117,808

Czech Republic (0.6%):
Financials (0.2%):
Komercni Banka A/S	16,686	315,171

Utilities (0.4%):
CEZ A/S	34,976	571,637
		886,808

Denmark (0.2%):
Financials (0.2%):
Danske Bank A/S (b)	23,438	260,940

Egypt (0.3%):
Consumer Staples (0.2%):
Eastern Tobacco	424,956	332,991

Industrials (0.1%):
Elsewedy Electric Co.	369,792	184,410
		517,401

Finland (1.0%):
Financials (0.5%):
Nordea Bank ABP (a)(b)	57,469	323,570
Sampo Oyj, Class A	12,797	369,077
		692,647

Materials (0.3%):
Stora ENSO Oyj, Class R (a)(b)	22,477	224,682
UPM-Kymmene Oyj (a)	11,252	306,723
		531,405

Utilities (0.2%):
Fortum Oyj	18,564	269,977
		1,494,029

France (2.0%):
Communication Services (0.5%):
Orange SA	42,650	516,241
Publicis Groupe SA (a)	6,584	188,112
		704,353

Consumer Discretionary (0.1%):
Renault SA	5,124	97,353

Security Description	Shares	Value
Energy (0.2%):
TOTAL SA	10,004	$376,835

Financials (0.6%):
BNP Paribas SA	7,635	222,844
Credit Agricole SA	29,269	207,047
Natixis SA	72,532	230,896
Societe Generale SA	11,213	183,643
		844,430

Industrials (0.2%):
Alstom SA	8,385	346,140

Utilities (0.4%):
Engie SA	32,261	330,276
Suez	29,551	300,138
		630,414

		2,999,525
Germany (0.8%):
Consumer Discretionary (0.2%):
Bayerische Motoren Werke AG	6,139	313,305

Industrials (0.1%):
Hochtief AG	2,808	184,321

Materials (0.5%):
BASF SE	5,547	259,206
Covestro AG (e)	5,911	179,339
Evonik Industries AG	12,958	270,531
		709,076
		1,206,702

Hong Kong (1.8%):
Energy (0.2%):
CNOOC Ltd.	218,000	226,547

Industrials (0.5%):
China Merchants Port Holdings Co. Ltd.	302,000	343,084
CK Hutchison Holdings Ltd.	60,000	399,923
		743,007

Materials (0.3%):
China Resources Cement Holdings Ltd.	384,000	451,148

Real Estate (0.1%):
Agile Group Holdings Ltd.	192,000	205,605

Utilities (0.7%):
CK Infrastructure Holdings Ltd.	83,500	442,054
Power Assets Holdings Ltd.	113,500	673,331
		1,115,385
		2,741,692

India (0.2%):
Communication Services (0.1%):
Bharti Infratel Ltd.	76,590	162,197

Materials (0.1%):
Vedanta Ltd.	109,329	92,708
		254,905

Indonesia (0.4%):
Energy (0.4%):
PT Adaro Energy Tbk	2,838,000	169,682
PT Bukit Asam Tbk	1,643,300	217,337
PT United Tractors Tbk	195,300	201,242
		588,261

Ireland (0.6%):
Communication Services (0.1%):
WPP PLC	29,986	203,824

Industrials (0.3%):
Eaton Corp. PLC	4,902	380,836

Security Description	Shares	Value
Information Technology (0.2%):
Seagate Technology PLC	5,338	$260,495
		845,155

Italy (0.7%):
Energy (0.5%):
Eni SpA	34,679	344,527
Snam SpA	92,923	424,569
		769,096

Financials (0.2%):
Intesa Sanpaolo SpA	165,024	266,946
		1,036,042

Japan (2.4%):
Consumer Discretionary (0.3%):
Aisin Seiki Co. Ltd.	9,900	242,497
Nissan Motor Co. Ltd.	65,100	217,836
		460,333

Consumer Staples (0.3%):
Japan Tobacco, Inc.	24,500	453,232

Industrials (1.3%):
FANUC Corp.	1,900	253,925
Komatsu Ltd.	14,500	234,692
Marubeni Corp.	55,100	273,503
Mitsubishi Corp.	18,600	393,487
Mitsui & Co. Ltd.	27,700	384,632
Sumitomo Corp.	30,500	347,878
		1,888,117

Information Technology (0.3%):
Canon, Inc.	18,800	408,598

Materials (0.2%):
Mitsubishi Chemical Holdings Corp. (a)	51,600	306,445
		3,516,725

Korea, Republic Of (0.3%):
Energy (0.1%):
SK Innovation Co. Ltd.	2,346	166,013

Financials (0.2%):
Hana Financial Group, Inc.	15,236	286,680
		452,693

Macau (0.3%):
Consumer Discretionary (0.3%):
Sands China Ltd.	61,600	224,114
Wynn Macau Ltd.	113,600	170,372
		394,486

Malaysia (1.0%):
Financials (0.6%):
Malayan Banking Bhd	527,300	910,805

Utilities (0.4%):
Petronas Gas Bhd	159,500	566,892
		1,477,697

Mexico (0.3%):
Financials (0.1%):
Grupo Financiero Banorte SAB de CV, Class O	54,605	149,697

Industrials (0.1%):
Alfa SAB de CV, Class A	365,030	98,531

Materials (0.1%):
Grupo Mexico SAB de CV, Series B, Class B	130,212	240,213
		488,441

Netherlands (0.8%):
Consumer Staples (0.3%):
Koninklijke Ahold Delhaize NV	21,091	491,213

Security Description	Shares	Value
Energy (0.1%):
Core Laboratories NV (a)	7,635	$78,946

Financials (0.1%):
ING Groep NV	34,560	177,040

Industrials (0.2%):
Randstad NV	7,444	262,641

Materials (0.1%):
LyondellBasell Industries NV, Class A	3,949	195,989
		1,205,829

Norway (0.4%):
Consumer Staples (0.1%):
Mowi ASA	15,130	229,120

Energy (0.3%):
Aker BP ASA	9,598	120,584
Equinor ASA	25,515	318,578
		439,162
		668,282

Philippines (0.6%):
Communication Services (0.4%):
Globe Telecom, Inc.	8,195	310,633
PLDT, Inc.	11,985	265,152
		575,785

Utilities (0.2%):
Manila Electric Co.	56,780	249,656
		825,441

Poland (0.6%):
Financials (0.6%):
Bank Pekao SA	18,827	252,537
Powszechny Zaklad Ubezpieczen SA	52,326	393,392
Santander Bank Polska SA	4,816	201,017
		846,946

Russian Federation (2.1%):
Communication Services (0.3%):
Rostelecom PJSC	539,180	503,397

Consumer Staples (0.2%):
Magnit PJSC	8,085	325,689

Energy (0.2%):
Tatneft PJSC	36,993	255,838

Materials (1.2%):
Alrosa PJSC	458,500	369,347
Evraz PLC (d)	43,044	123,125
MMC Norilsk Nickel PJSC	1,912	463,755
PhosAgro PJSC, GDR	45,541	465,191
Severstal PJSC	32,305	350,809
		1,772,227

Utilities (0.2%):
Federal Grid Co. Unified Energy System PJSC	151,810,000	307,222
		3,164,373

Singapore (0.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	248,600	443,326

South Africa (1.9%):
Communication Services (0.4%):
MTN Group Ltd.	43,020	115,465
Telkom SA SOC Ltd.	63,876	72,777
Vodacom Group Ltd.	51,413	336,294
		524,536

Consumer Discretionary (0.2%):
Mr. Price Group Ltd.	19,888	126,329

Security Description	Shares	Value
The Foschini Group Ltd.	32,681	$122,161
		248,490

Consumer Staples (0.4%):
AVI Ltd.	68,324	268,041
Tiger Brands Ltd.	29,205	302,809
		570,850

Energy (0.1%):
Exxaro Resources Ltd.	31,834	174,674

Financials (0.4%):
Absa Group Ltd.	32,972	137,306
Nedbank Group Ltd.	25,548	118,835
Old Mutual Ltd.	312,089	207,246
Standard Bank Group Ltd.	32,865	188,275
		651,662

Health Care (0.2%):
Netcare Ltd.	357,165	299,835

Industrials (0.1%):
Barloword Ltd. (a)	51,145	186,001

Materials (0.1%):
Sappi Ltd. (b)	73,756	87,250
Sasol Ltd. (b)	14,276	29,601
		116,851
		2,772,899

Spain (1.2%):
Communication Services (0.2%):
Telefonica SA	74,651	339,650

Energy (0.2%):
Repsol SA	29,573	263,756

Financials (0.2%):
CaixaBank SA	134,054	248,013

Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	10,249	203,483

Utilities (0.5%):
Endesa SA	22,060	466,670
Naturgy Energy Group SA	19,508	342,150
		808,820
		1,863,722

Sweden (1.3%):
Communication Services (0.4%):
Telia Co. AB	143,167	512,898

Consumer Discretionary (0.1%):
Hennes & Mauritz AB, Class B (a)	14,145	181,169

Financials (0.6%):
Skandinaviska Enskilda Banken AB, Class A	45,239	303,233
Svenska Handelsbanken AB, Class A (a)	51,462	424,784
Swedbank AB, Class A (a)(b)	20,203	223,019
		951,036

Industrials (0.2%):
Volvo AB, Class B	25,937	308,555
		1,953,658

Switzerland (0.4%):
Financials (0.3%):
UBS Group AG, Registered Shares	40,499	371,373

Materials (0.1%):
Glencore PLC	108,181	163,698
		535,071

Taiwan (5.1%):
Consumer Discretionary (0.3%):
Formosa Taffeta Co. Ltd.	485,000	490,746

Security Description	Shares	Value
Industrials (0.5%):
Far Eastern New Century Corp.	554,000	$412,062
Walsin Lihwa Corp.	939,000	339,169
		751,231

Information Technology (2.8%):
Compal Electronics, Inc.	1,236,000	705,655
Inventec Corp.	660,000	506,197
Nanya Technology Corp.	137,000	241,170
Pegatron Corp.	209,000	398,913
Powertech Technology, Inc.	166,000	470,213
Quanta Computer, Inc.	293,000	580,307
Walsin Technology Corp.	41,000	216,656
WPG Holdings Ltd.	584,000	683,760
Yageo Corp.	31,000	278,451
		4,081,322

Materials (1.5%):
Asia Cement Corp.	326,000	423,354
Formosa Chemicals & Fibre	180,000	396,465
Nan Ya Plastics Corp.	287,000	516,473
TA Chen Stainless Pipe	425,000	375,657
Taiwan Cement Corp.	424,000	550,773
		2,262,722

		7,586,021
Thailand (1.1%):
Communication Services (0.1%):
Jasmine International PCL	1,062,400	157,571

Energy (0.4%):
Banpu PCL	712,200	113,311
PTT Exploration & Production PCL	97,000	197,468
PTT PCL	327,100	302,473
		613,252

Materials (0.1%):
PTT Global Chemical PCL	222,200	204,593

Utilities (0.5%):
TPI Polene Power PCL	2,990,000	277,853
TTW PCL	1,093,400	420,547
		698,400
		1,673,816

Turkey (0.7%):
Communication Services (0.1%):
Turkcell Iletisim Hizmetleri A/S	131,357	244,353

Consumer Discretionary (0.3%):
Ford Otomotiv Sanayi A/S	27,861	207,206
Tofas Turk Otomobil Fabrikasi A/S	79,394	197,512
		404,718

Industrials (0.1%):
TAV Havalimanlari Holding A/S	63,547	158,612

Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	227,708	258,410
		1,066,093

United Kingdom (3.5%):
Communication Services (0.2%):
BT Group PLC	220,102	320,077

Consumer Discretionary (0.2%):
Barratt Developments PLC	53,072	286,803

Consumer Staples (0.4%):
British American Tobacco PLC	8,663	295,037
Imperial Brands PLC	13,508	249,235
		544,272

Energy (0.4%):
BP PLC	73,749	302,368

Security Description	Shares	Value
Royal Dutch Shell PLC, Class A	17,917	$311,210
		613,578

Financials (1.1%):
Aviva PLC	106,061	348,619
HSBC Holdings PLC	75,985	426,461
Legal & General Group PLC	163,077	385,210
Lloyds Banking Group PLC	750,297	293,260
Royal Bank of Scotland Group PLC	159,749	220,222
		1,673,772

Health Care (0.4%):
GlaxoSmithKline PLC	27,791	521,351

Industrials (0.1%):
International Consolidated Airlines Group SA	58,654	152,297

Materials (0.4%):
Anglo American PLC	14,966	262,196
Rio Tinto PLC	7,153	327,831
		590,027

Utilities (0.3%):
National Grid PLC	42,508	496,557

		5,198,734
United States (38.5%):
Communication Services (1.6%):
AT&T, Inc.	13,031	379,854
Cogent Communications Holdings, Inc. (d)	8,196	671,826
John Wiley & Sons, Inc., Class A	9,174	343,933
Omnicom Group, Inc.	6,016	330,278
Telephone & Data Systems, Inc.	14,019	234,959
Verizon Communications, Inc.	8,394	451,010
		2,411,860

Consumer Discretionary (3.7%):
American Eagle Outfitters, Inc.	19,110	151,925
Best Buy Co., Inc.	3,824	217,968
Brinker International, Inc. (a)	10,004	120,148
Carnival PLC	7,223	86,192
Dine Brands Global, Inc.	4,850	139,098
General Motors Co., Class C	9,996	207,717
Genuine Parts Co.	5,255	353,819
Haverty Furniture Cos., Inc. (a)	19,441	231,153
Hooker Furniture Corp.	16,478	257,222
Kohl’s Corp. (d)	4,621	67,420
LCI Industries	4,169	278,614
MDC Holdings, Inc.	11,778	273,250
Movado Group, Inc.	12,226	144,511
PetMed Express, Inc.	19,302	555,512
Ralph Lauren Corp.	3,333	222,744
Ruth’s Hospitality Group, Inc. (a)	30,088	200,988
Shutterstock, Inc.	10,906	350,737
Sturm Ruger & Co., Inc. (a)	9,524	484,867
Tailored Brands, Inc. (a)	29,956	52,123
Tapestry, Inc.	9,325	120,759
The Buckle, Inc. (a)	15,928	218,373
The Cheesecake Factory, Inc. (a)	13,146	224,534
The Children’s Place, Inc. (a)	3,345	65,428
The Gap, Inc.	14,156	99,658
Tupperware Brands Corp. (a)	18,534	30,025
Whirlpool Corp. (a)	2,007	172,201
Wynn Resorts Ltd.	1,985	119,477
		5,446,463

Consumer Staples (3.8%):
Altria Group, Inc.	7,756	299,925
Archer-Daniels-Midland Co.	11,276	396,690
B&G Foods, Inc. (a)	21,199	383,490
Conagra Brands, Inc.	7,707	226,123
General Mills, Inc.	8,082	426,487
John B Sanfilippo & Son, Inc.	4,927	440,474

Security Description	Shares	Value
Kimberly-Clark Corp.	2,978	$380,797
Medifast, Inc. (a)	3,024	189,000
Molson Coors Beverage Co., Class B (a)	6,712	261,835
Philip Morris International, Inc.	4,338	316,500
The Coca-Cola Co.	8,652	382,851
The J.M. Smucker Co.	3,772	418,692
Universal Corp.	8,549	377,951
Vector Group Ltd.	28,341	266,972
Walgreens Boots Alliance, Inc.	6,182	282,827
Weis Markets, Inc. (a)	15,034	626,316
		5,676,930

Energy (1.5%):
Arch Coal, Inc., Class A (a)	4,887	141,234
Archrock, Inc.	31,341	117,842
Chevron Corp.	3,735	270,638
Delek US Holdings, Inc. (a)	8,685	136,876
Exxon Mobil Corp.	6,583	249,957
Falcon Minerals Corp. (a)	51,163	110,000
Halliburton Co.	13,051	89,399
HollyFrontier Corp.	6,016	147,452
Kinder Morgan, Inc.	21,306	296,580
Murphy Oil Corp. (a)	18,114	111,039
Occidental Petroleum Corp. (a)	7,229	83,712
ONEOK, Inc.	5,305	115,702
Peabody Energy Corp. (d)	16,686	48,389
Phillips 66	3,712	199,149
Valero Energy Corp.	3,856	174,908
		2,292,877

Financials (8.7%):
Artisan Partners Asset Management, Inc., Class A	17,211	369,864
BlackRock, Inc., Class A	954	419,731
Cadence Bancorp	21,240	139,122
Cathay General Bancorp	15,823	363,138
Citizens Financial Group, Inc.	9,674	181,968
Columbia Banking System, Inc.	14,145	379,086
Comerica, Inc.	5,162	151,453
FBL Financial Group, Inc., Class A	11,206	522,984
Fifth Third Bancorp	13,244	196,673
First Busey Corp.	23,145	396,011
First Financial Bancorp	20,567	306,654
Franklin Resources, Inc.	13,702	228,686
Great Western Bancorp, Inc.	15,845	324,506
Hope Bancorp, Inc.	33,907	278,716
Huntington Bancshares, Inc.	26,954	221,292
JPMorgan Chase & Co.	4,076	366,962
KeyCorp	19,352	200,680
MetLife, Inc.	9,368	286,380
Moelis & Co., Class A	12,065	339,026
Morgan Stanley	8,495	288,830
Navient Corp.	30,583	231,819
New York Community Bancorp, Inc.	32,712	307,166
Northwest Bancshares, Inc.	46,728	540,643
Park National Corp.	5,854	454,505
People’s United Financial, Inc. (a)	27,377	302,516
Principal Financial Group, Inc.	6,453	202,237
Provident Financial Services, Inc.	26,002	334,386
Prudential Financial, Inc.	4,324	225,453
Regions Financial Corp.	21,782	195,385
Safety Insurance Group, Inc.	6,632	559,940
Sandy Spring Bancorp, Inc.	16,643	376,797
Santander Consumer USA Holdings, Inc.	13,174	183,250
Southside Bancshares, Inc. (a)	17,228	523,559
State Street Corp.	6,717	357,815
Synovus Financial Corp.	8,629	151,525
TCF Financial Corp.	7,666	173,712
The Progressive Corp.	5,326	393,272
Truist Financial Corp.	8,698	268,246

Security Description	Shares	Value
Waddell & Reed Financial, Inc., Class A (a)	28,052	$319,232
Wells Fargo & Co.	9,047	259,649
WesBanco, Inc.	15,704	372,185
Zions Bancorp NA	8,262	221,091
		12,916,145

Health Care (2.2%):
Bristol-Myers Squibb Co.	6,439	358,910
Cardinal Health, Inc.	6,968	334,046
Gilead Sciences, Inc.	6,284	469,792
Johnson & Johnson	3,450	452,398
Meridian Bioscience, Inc. (b)	34,944	293,530
National Healthcare Corp.	8,390	601,815
Patterson Cos., Inc.	27,781	424,771
Phibro Animal Health Corp., Class A	11,891	287,405
		3,222,667

Industrials (5.6%):
3M Co.	2,111	288,173
Applied Industrial Technologies, Inc.	8,502	388,711
Caterpillar, Inc.	2,682	311,219
Cummins, Inc.	2,489	336,812
Emerson Electric Co.	6,414	305,627
Ennis, Inc.	27,661	519,474
GATX Corp.	6,448	403,387
H&E Equipment Services, Inc.	13,436	197,240
Healthcare Services Group (a)	13,944	333,401
Hillenbrand, Inc.	15,155	289,612
HNI Corp.	13,517	340,493
Interface, Inc. (a)	33,827	255,732
Kennametal, Inc.	12,420	231,260
Knoll, Inc.	22,284	229,971
Matson, Inc. (a)	11,986	367,011
Matthews International Corp., Class A (a)	12,691	306,995
McGrath RentCorp (a)	7,669	401,702
National Presto Industries, Inc.	5,318	376,568
Resources Connection, Inc.	23,767	260,724
Ryder System, Inc.	7,466	197,401
Steelcase, Inc., Class A	27,209	268,553
Systemax, Inc.	13,304	235,880
The Greenbrier Cos., Inc.	13,992	248,218
Trinity Industries, Inc. (a)	20,582	330,753
United Parcel Service, Inc., Class B	2,761	257,933
Wabash National Corp.	29,428	212,470
Watsco, Inc.	2,429	383,855
		8,279,175

Information Technology (2.3%):
Benchmark Electronics, Inc.	17,742	354,663
Broadcom, Inc.	986	233,781
Cisco Systems, Inc.	7,226	284,054
HP, Inc.	15,038	261,060
International Business Machines Corp.	2,947	326,911
Juniper Networks, Inc.	16,054	307,273
Maxim Integrated Products, Inc.	5,514	268,035
NetApp, Inc.	4,845	201,988
Paychex, Inc.	5,991	376,954
The Western Union Co.	22,587	409,502
Vishay Intertechnology, Inc. (d)	21,935	316,083
Xerox Holdings Corp.	8,904	168,642
		3,508,946

Materials (4.1%):
Cabot Corp.	9,540	249,185
Commercial Metals Co.	22,306	352,212
Domtar Corp.	11,652	252,149
Eastman Chemical Co.	4,826	224,795
Futurefuel Corp.	26,369	297,179
Greif, Inc., Class A	8,263	256,897
International Paper Co.	8,164	254,145
Kaiser Aluminum Corp.	5,422	375,636

Security Description	Shares	Value
Kronos Worldwide, Inc. (a)	31,486	$265,742
Louisiana-Pacific Corp.	18,784	322,709
Neenah, Inc.	6,786	292,680
Nucor Corp.	7,012	252,572
Packaging Corp. of America	3,326	288,797
PolyOne Corp.	12,679	240,521
Schnitzer Steel Industries, Inc.	15,391	200,699
Schweitzer-Mauduit International, Inc.	10,416	289,773
Sensient Technologies Corp.	9,355	407,036
Sonoco Products Co.	8,935	414,137
Steel Dynamics, Inc.	9,939	224,025
The Chemours Co. (a)	17,430	154,604
Westrock Co.	7,516	212,402
Worthington Industries, Inc.	11,868	311,535
		6,139,430

Utilities (5.0%):
AES Corp.	26,011	353,750
American Electric Power Co., Inc.	6,506	520,350
CenterPoint Energy, Inc.	19,654	303,654
Consolidated Edison, Inc.	6,453	503,334
Duke Energy Corp.	6,909	558,800
Evergy, Inc.	8,819	485,486
Exelon Corp.	11,790	433,990
FirstEnergy Corp.	11,741	470,462
MDU Resources Group, Inc.	18,869	405,683
OGE Energy Corp.	12,895	396,263
Otter Tail Corp.	13,282	590,518
Pinnacle West Capital Corp.	5,745	435,414
PPL Corp.	17,171	423,780
Public Service Enterprise Group, Inc.	9,340	419,459
The Southern Co.	10,305	557,913
Unitil Corp.	10,574	553,232
		7,412,088
		57,306,581
Total Common Stocks (Cost $147,952,642)		120,173,830

Preferred Stocks (0.1%)
Brazil (0.1%):
Energy (0.1%):
Petroleo Brasileiro SA	46,100	124,139
Total Preferred Stocks (Cost $255,457)		124,139

Rights (0.0%)(c)
United States (0.0%):(c)
Materials (0.0%):(c)
Schulman, Inc. Expires 12/31/49 (b)(f)(g)	1,513	—
Total Rights (Cost $3,026)		—

Collateral for Securities Loaned^ (5.0%)
United States (5.0%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (h)	176,189	176,189
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (h)	2,142,011	2,142,011
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (h)	87,889	87,889
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (h)	1,225,215	1,225,215
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (h)	701,103	701,103
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (h)	3,152,296	3,152,296
Total Collateral for Securities Loaned (Cost $7,484,703)		7,484,703

Total Investments (Cost $155,695,828) — 85.9%	$127,782,672
Other assets in excess of liabilities — 14.1%	20,904,259
NET ASSETS - 100.00%	$148,686,931

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments.
(e)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $432,746 and amounted to 0.3% of net assets.

(f)	Security was fair valued based using significant unobservable inputs as of March 31, 2020.
(g)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were less than 0.05% of the Fund’s net assets.

(h)	Rate disclosed is the daily yield on March 31, 2020.

GDR—Global Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	425	6/19/20	$66,521,715	$66,183,125	$(338,590)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	800	6/19/20	108,756,516	102,788,000	5,968,516
Mini MSCI EAFE Index Futures	407	6/19/20	29,526,414	31,731,755	(2,205,341)
Mini MSCI Emerging Markets Index Futures	646	6/19/20	26,745,150	27,225,670	(480,520)
Russell 2000 Mini Index Futures	502	6/19/20	31,450,567	28,804,760	2,645,807
					$5,928,462

	Total unrealized appreciation				$8,614,323
	Total unrealized depreciation				(3,024,451)
	Total net unrealized appreciation (depreciation)				$5,589,872

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (10.2%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 4/18/22 @ 100	$500,000	$495,271

Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 11/15/21 @ 100(a)	500,000	502,793

Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 11/15/21 @ 100(a)	400,000	404,494

Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100(a)	500,000	505,328

CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	647,429	637,717

Centre Point Funding LLC, Series 2012-2A, Class 1, 2.61%, 8/20/21(a)	12,484	12,391

CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 5/15/21 @ 100	500,000	497,243

Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100(a)	500,000	499,727

Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 12/15/21 @ 100	500,000	495,007

Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24(a)	750,000	740,655

Exeter Automobile Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22, Callable 8/15/22 @ 100(a)	281,472	278,951

GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	489,000	449,248

GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 5/16/23, Callable 6/16/22 @ 100	500,000	506,006

GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100(a)	500,000	503,026

MMAF Equipment Finance LLC, Series 2016-A, Class A4, 1.76%, 1/17/23, Callable 3/15/24 @ 100(a)	81,006	79,886

OSCAR US Funding Trust LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24(a)	500,000	496,315

PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	343,288	347,694

Santander Drive Auto Receivables Trust, Series 2018-5, Class B, 3.52%, 12/15/22, Callable 1/15/22 @ 100	246,915	246,774

SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 4/20/20 @ 100(a)	79,470	79,375

SCF Equipment Leasing LLC, Series 2017-1, Class A, 3.77%, 1/20/23, Callable 11/20/21 @ 100(a)	261,116	261,259

SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 2/20/25 @ 100(a)	750,000	725,166

Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	500,000	497,298

Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 9/15/22 @ 100(a)	500,000	472,636

Total Asset-Backed Securities (Cost $9,825,055)		9,734,260

Collateralized Mortgage Obligations (3.3%)
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36(a)	500,000	467,900

Madison Park Funding Ltd., Series 2013-11A, Class AR, 2.97% (LIBOR03M+116bps), 7/23/29, Callable 4/23/20 @ 100(a)(b)	500,000	478,300

Security Description	Principal Amount	Value
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 3.82% (LIBOR03M+200bps), 10/20/27, Callable 4/20/20 @ 100(a)(b)	$500,000	$460,900

Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 2.48% (LIBOR03M+80bps), 2/20/28, Callable 2/20/21 @ 100(a)(b)	500,000	476,051

Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 2.48% (LIBOR03M+65bps), 7/15/26, Callable 7/15/20 @ 100(a)(b)	287,493	268,921

Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 2.88% (LIBOR03M+105bps), 7/15/26, Callable 7/15/20 @ 100(a)(b)	500,000	457,200

WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45	323,606	325,852

WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45(c)	225,017	227,497

Total Collateralized Mortgage Obligations (Cost $3,344,818)		3,162,621

Corporate Bonds (63.2%)
Communication Services (1.0%):
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	750,000	749,183
Sprint Spectrum, 3.36%, 3/20/23 (a)	150,000	149,630
		898,813

Consumer Discretionary (8.3%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	760,031
AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	488,000	494,676
eBay, Inc., 1.90%, 3/11/25, Callable 2/11/25 @ 100	1,000,000	942,330
Howard University
2.64%, 10/1/21	500,000	506,960
2.74%, 10/1/22	500,000	512,995
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (a)	750,000	693,345
Lennar Corp.
6.63%, 5/1/20	500,000	500,345
2.95%, 11/29/20, Callable 9/29/20 @ 100	300,000	296,697
Macys Retail Holdings, Inc., 3.45%, 1/15/21, Callable 12/15/20 @ 100	999,000	800,099
Meritage Homes Corp., 7.00%, 4/1/22	733,000	732,501
Newell Brands, Inc., 3.15%, 4/1/21, Callable 3/1/21 @ 100 (d)	750,000	745,417
QVC, Inc., 4.38%, 3/15/23	500,000	474,470
Toll Brothers Finance Corp., 5.88%, 2/15/22, Callable 11/15/21 @ 100	544,000	531,831
		7,991,697

Consumer Staples (6.2%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (a)	500,000	492,430
Altria Group, Inc., 4.75%, 5/5/21	500,000	508,390
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/25, Callable 12/23/24 @ 100	500,000	538,105
Archer-Daniels-Midland Co., 2.75%, 3/27/25, Callable 2/27/25 @ 100	750,000	758,955
Avon International Capital PLC, 6.50%, 8/15/22, Callable 5/18/20 @ 103.94 (a)	500,000	446,555
Constellation Brands, Inc., 2.70%, 5/9/22, Callable 4/9/22 @ 100	400,000	390,960
Philip Morris International, Inc., 2.90%, 11/15/21	750,000	754,778
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 5/24/22 @ 100 (a)	400,000	397,300
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	750,000	767,415
Walmart, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	750,000	819,195
		5,874,083

Security Description	Principal Amount	Value
Energy (5.3%):
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/1/22	$500,000	$500,000
Buckeye Partners LP, 4.88%, 2/1/21, Callable 11/1/20 @ 100	500,000	434,890
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100	400,000	289,184
4.00%, 8/1/24, Callable 5/1/24 @ 100	250,000	175,270
Exxon Mobil Corp.
2.40%, 3/6/22, Callable 1/6/22 @ 100 (e)	500,000	505,395
2.99%, 3/19/25, Callable 2/19/25 @ 100	750,000	795,007
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	500,000	479,610
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100 (a)	271,000	261,653
Nustar Logistics LP, 4.80%, 9/1/20	500,000	435,835
Occidental Petroleum Corp., 2.70%, 8/15/22	750,000	535,447
USX Corp., 8.13%, 7/15/23	400,000	374,805
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	632,000	322,295
		5,109,391

Financials (20.6%):
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	603,938
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	500,000	501,295
Assurant, Inc., 2.48% (LIBOR03M+125bps), 3/26/21, Callable 5/4/20 @ 100 (b)	66,000	65,997
BBVA Bancomer SA, 6.50%, 3/10/21 (a)	250,000	250,173
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	511,165
Capital One Financial Corp., 2.40%, 10/30/20, Callable 9/30/20 @ 100	350,000	349,353
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (b)	400,000	403,076
Citizens Bank NA, 2.25%, 10/30/20, Callable 9/30/20 @ 100	294,000	292,930
DAE Funding LLC, 4.00%, 8/1/20, Callable 5/18/20 @ 102 (a)	750,000	734,865
First Citizens Bancshare, 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	806,000	792,741
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	500,000	507,420
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	476,000	466,794
Ford Motor Credit Co. LLC, 3.20%, 1/15/21	500,000	483,930
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	985,429
HSBC Finance Corp., 6.68%, 1/15/21	500,000	505,895
Infinity Property & Casualty Corp., 5.00%, 9/19/22	500,000	493,550
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21, Callable 5/18/20 @ 101.47 (a)	885,000	743,170
Main Street Capital Corp., 5.20%, 5/1/24	500,000	458,625
New York Life Global Funding, 2.00%, 4/13/21 (a)	500,000	502,290
ORIX Corp., 2.95%, 7/23/20, MTN	400,000	399,024
Park Aerospace Holdings Ltd., 3.63%, 3/15/21, Callable 2/15/21 @ 100 (a)	500,000	447,075
Primerica, Inc., 4.75%, 7/15/22	400,000	413,232
Protective Life Global Funding, 3.10%, 4/15/24 (a)	500,000	507,900
Regions Bank, 2.75%, 4/1/21, Callable 3/1/21 @ 100	400,000	397,808
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	252,460
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	241,408
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	250,000	247,095
Silversea Cruise Finance, 7.25%, 2/1/25, Callable 4/28/20 @ 105.44 (a)(f)	750,000	637,815
Standard Chartered PLC, 6.50% (USSW5+489bps), 12/31/99 (a)(b)(g)	750,000	749,999

Security Description	Principal Amount	Value
Sterling Bancorp, 3.50%, 6/8/20, Callable 5/18/20 @ 100	$580,000	$575,401
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	358,000	347,274
TIAA FSB Holdings, Inc., 6.00% (LIBOR03M+470bps), 3/15/26, Callable 3/15/21 @ 100 (b)	750,000	802,455
Toyota Motor Credit Corp., 2.90%, 3/30/23, MTN (h)	1,000,000	1,006,960
Truist Bank, 1.25%, 3/9/23, Callable 2/9/23 @ 100	1,000,000	977,060
US Bank NA
2.85%, 1/23/23, Callable 12/23/22 @ 100	500,000	510,965
2.05%, 1/21/25, Callable 12/20/24 @ 100	500,000	495,945
Wells Fargo & Co., 3.00%, 1/22/21, MTN	500,000	501,275
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (f)	500,000	490,560
		19,654,347

Health Care (3.1%):
Centene Corp., 4.75%, 1/15/25, Callable 5/18/20 @ 103.56 (a)	70,000	71,071
CVS Health Corp., 2.63%, 8/15/24, Callable 7/15/24 @ 100	750,000	751,613
Duke University Health Systems, Inc., 2.10%, 6/1/25	600,000	584,880
Elanco Animal Health, Inc., 3.91%, 8/27/21	500,000	502,895
Hikma Pharmaceuticals PLC, 4.25%, 4/10/20	600,000	598,164
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	495,305
		3,003,928

Industrials (6.7%):
Air Lease Corp.
3.50%, 1/15/22	500,000	450,155
2.25%, 1/15/23	250,000	210,578
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	421,530
Carrier Global Corp., 1.92%, 2/15/23, Callable 1/15/23 @ 100 (a)	750,000	738,045
CK Hutchison International Ltd., 2.75%, 3/29/23 (a)	750,000	762,825
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	1,000,000	909,380
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	475,000	502,564
Ryder System, Inc., 2.25%, 9/1/21, MTN, Callable 8/1/21 @ 100	500,000	482,760
Smiths Group PLC, 3.63%, 10/12/22 (a)	500,000	526,585
TTX Co., 2.60%, 6/15/20, Callable 5/18/20 @ 100 (a)	500,000	500,725
United Airlines Holdings, Inc., 6.00%, 12/1/20 (e)	500,000	489,175
Wabtec Corp., 2.04% (LIBOR03M+105bps), 9/15/21, Callable 5/4/20 @ 100 (b)	500,000	485,305
		6,479,627

Information Technology (2.5%):
Broadcom, Inc., 3.13%, 4/15/21 (a)	500,000	494,490
Leidos Holdings, Inc., 4.45%, 12/1/20, Callable 9/1/20 @ 100	750,000	746,153
Marble II Pte, Ltd., 5.30%, 6/20/22, Callable 6/20/20 @ 101.33	200,000	180,106
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	500,000	504,655
Tyco Electronics Group SA, 1.76% (LIBOR03M+45bps), 6/5/20 (b)	500,000	495,450
		2,420,854

Materials (2.6%):
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20	750,000	745,718
Ecolab, Inc., 4.35%, 12/8/21	400,000	411,020
Freeport-McMoRan, Inc., 4.00%, 11/14/21 (e)	475,000	502,237
Methanex Corp., 5.25%, 3/1/22	500,000	458,585
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	400,000	398,840
		2,516,400

Real Estate (3.5%):
Boston Properties LP, 4.13%, 5/15/21, Callable 2/15/21 @ 100	750,000	755,497
SBA Tower Trust, 2.84%, 1/15/25 (a)	750,000	763,589
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (a)	500,000	489,690

Security Description	Principal Amount	Value
Senior Housing Properties Trust
6.75%, 4/15/20	$500,000	$500,405
6.75%, 12/15/21, Callable 6/15/21 @ 100	500,000	523,245
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	364,000	339,696
		3,372,122

Utilities (3.4%):
AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	400,000	388,112
Dominion Energy, Inc., 2.72%, 8/15/21 (i)	500,000	490,010
National Fuel Gas Co., 4.90%, 12/1/21, Callable 9/1/21 @ 100	500,000	492,500
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	500,000	530,750
Sempra Energy, 2.90%, 2/1/23, Callable 1/1/23 @ 100	400,000	398,520
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	500,000	528,155
The AES Corp., 4.00%, 3/15/21	500,000	495,395
		3,323,442

Total Corporate Bonds (Cost $62,950,101)		60,644,704

Municipal Bonds (20.6%)
California (0.3%):
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	250,000	254,670

Colorado (3.0%):
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	600,000	617,796
Colorado Health Facilities Authority Revenue, Series B, 2.24%, 11/1/22	750,000	757,013
Denver City & County Housing Authority Revenue, 2.15%, 12/1/24	750,000	743,835
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	740,194
		2,858,838
Indiana (1.2%):
Indiana Finance Authority Revenue, 2.48%, 3/1/24	1,000,000	1,029,879

Massachusetts (0.5%):
Massachusetts Development Finance Agency Revenue, Series B, 3.52%, 7/1/20	500,000	502,365

Michigan (2.1%):
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	781,769
Michigan Finance Authority Revenue
2.21%, 12/1/23	185,000	192,237
2.31%, 12/1/24	105,000	110,094
2.37%, 9/1/49, (Put Date 9/1/23)(j)	446,000	453,520
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	516,426
		2,054,046
Nebraska (1.5%):
Elkhorn School District, GO, Series B, 2.05%, 6/15/24	750,000	743,655
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	700,000	710,024
		1,453,679
New Jersey (1.2%):
New Jersey Economic Development Authority Revenue
3.80%, 6/15/20	250,000	250,280
Series B, 3.50%, 6/15/20	150,000	150,078
New Jersey Educational Facilities Authority Revenue, 2.47%, 9/1/21	300,000	303,861
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	416,696
		1,120,915

Security Description	Shares or Principal Amount	Value
New York (1.0%):
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	$500,000	$503,935
New York State Dormitory Authority Revenue, Series B, 3.18%, 3/15/22	500,000	511,215
		1,015,150
North Carolina (0.4%):
City of Winston Revenue, Series B, 2.21%, 6/1/25	360,000	356,638

Ohio (0.3%):
Hamilton County Health Care Facilities Revenue, 2.37%, 6/1/22	325,000	334,448

Oregon (0.8%):
Port of Morrow Revenue, 2.18%, 9/1/24	750,000	751,973

Pennsylvania (1.0%):
School District of Scranton, GO(INS - Build America Mutual Assurance Co.), 2.46%, 4/1/22	500,000	519,140
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	526,250
		1,045,390
Rhode Island (0.5%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	500,000	522,985

Texas (5.3%):
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22)(j)	1,000,000	1,016,789
City of Houston, GO
2.62%, 3/1/21	150,000	151,046
2.77%, 3/1/22	150,000	152,963
Dallas-Fort Worth International Airport Revenue, 2.04%, 11/1/24	750,000	745,605
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.30%, 5/15/24	600,000	605,496
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	761,528
State of Texas, GO, 3.11%, 10/1/23	500,000	533,955
Texas A&M University Revenue
Series A, 2.95%, 5/15/23	500,000	519,195
Series B, 2.12%, 5/15/24	500,000	508,390
		4,994,967
Virginia (1.0%):
City of Norfolk VA, GO, Series B, 2.03%, 10/1/24	750,000	764,249
Virginia Resources Authority Revenue, 2.26%, 11/1/25	182,000	188,377
		952,626
Wisconsin (0.5%):
Public Finance Authority Revenue(LOC - Citizens Financial Group), 3.75%, 2/1/22, Continuously Callable @100	500,000	500,395

Total Municipal Bonds (Cost $19,388,000)		19,748,964

U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes
1.63%, 10/15/20	311,000	313,405
1.13%, 7/31/21 (f)	470,000	475,508
Total U.S. Treasury Obligations (Cost $770,749)		788,913

Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(k)	30,038	30,038
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(k)	365,189	365,189

Security Description	Shares	Value
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(k)	14,984	$14,984
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(k)	208,885	208,885
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(k)	119,530	119,530
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(k)	537,432	537,432
Total Collateral for Securities Loaned (Cost $1,276,058)		1,276,058

Total Investments (Cost $97,554,781) — 99.4%		95,355,520
Other assets in excess of liabilities — 0.6%		530,579
NET ASSETS - 100.00%		$95,886,099

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $22,241,264 and amounted to 23.4% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.
(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2020.

(d)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)	All or a portion of this security is on loan.
(f)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	Security purchased on a when-issued basis.
(i)	Stepped-coupon security converts to coupon form on 08/15/21 with a rate of 2.715%.
(j)	Put Bond.
(k)	Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

GO—General Obligation

LIBOR—London InterBank Offered Rate

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LOC—Line Letter of Credit

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

USSW5—USD 5 Year Swap Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.7%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$2,076,000	$2,113,546

AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 11/18/21 @ 100	1,000,000	983,982

ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100(a)	900,000	852,772

Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25(a)	500,000	476,354

Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22(a)	1,250,000	1,215,830

Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 11/15/21 @ 100(a)	500,000	502,793

BCC Funding LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 7/20/23 @ 100(a)	1,000,000	928,327

Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100(a)	500,000	505,328

Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 11/19/23 @ 100(a)	433,000	411,866

CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 11/15/23 @ 100	1,275,000	1,223,596

Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100(a)	823,000	787,003

Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25(a)	820,000	768,745

Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 7/15/22 @ 100(a)	1,000,000	946,677

Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 12/15/24 @ 100(a)	513,000	466,192

ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100(a)	500,000	451,229

Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a)	1,500,000	1,349,023

GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 11/16/22 @ 100	1,000,000	985,349

Hertz Vehicle Financing LP, Series 2019-3A, Class A, 2.67%, 12/26/25(a)	893,000	789,231

HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100(a)	385,000	378,298

HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100(a)	500,000	488,497

John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 10/15/23 @ 100	2,000,000	1,948,766

MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 8/15/26 @ 100(a)	1,000,000	982,172

Navient Student Loan Trust, Series 2018-2A, Class B, 2.10% (LIBOR01M+115bps), 3/25/67, Callable 3/25/33 @ 100(a)(b)	1,000,000	913,908

NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49(a)	500,000	461,720

OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22(a)	392,100	389,887

PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,030,670

SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 4/20/20 @ 100(a)	500,000	507,605

Security Description	Principal Amount	Value
SLM Student Loan Trust, Series 2006-10, Class B, 2.01% (LIBOR03M+22bps), 3/25/44, Callable 10/25/31 @ 100(b)	$248,527	$220,983

SLM Student Loan Trust, Series 2007-1, Class B, 2.01% (LIBOR03M+22bps), 1/27/42, Callable 10/25/28 @ 100(b)	390,140	349,305

Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,011,497

Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100(a)	1,280,000	1,270,157

VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100(a)	500,000	426,238

Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100(a)	507,000	487,053

Total Asset-Backed Securities (Cost $28,816,546)		27,624,599

Collateralized Mortgage Obligations (2.3%)
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53	1,000,000	964,159

BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.78% (LIBOR01M+108bps), 10/15/36(a)(b)	245,538	228,651

BX Commercial Mortgage Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41(a)	923,077	785,532

Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	732,000	727,043

Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41(a)	2,000,000	1,715,019

Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50(c)	500,000	506,328

Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/24(a)	500,000	444,665

COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48(c)	250,000	257,626

COMM Mortgage Trust, Series 2015-PC1, Class B, 4.43%, 7/10/50(c)	865,000	885,787

DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36(a)	250,000	226,644

FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 9/25/29(a)(c)	1,000,000	823,066

GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	357,000	358,902

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.64%, 11/15/43(a)(c)	813,000	805,531

Venture CLO Ltd., Series 2014-16A, Class ARR, 2.68% (LIBOR03M+85bps), 1/15/28, Callable 7/15/20 @ 100(a)(b)	500,000	471,555

Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36(a)(c)	250,000	271,488

Total Collateralized Mortgage Obligations (Cost $10,512,400)		9,471,996

Senior Secured Loans (0.1%)
Sprint Communications, Inc., 1st Lien Term Loan B, 4.63% (LIBOR01M+300bps), 2/3/24(b)	246,875	245,023

Total Senior Secured Loans (Cost $245,043)		245,023

Security Description	Principal Amount	Value
Corporate Bonds (41.9%)
Communication Services (2.3%):
AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	$1,500,000	$1,606,650
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	1,000,000	972,670
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 2/1/24, Callable 1/1/24 @ 100	500,000	516,340
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	493,105
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	803,033
CSC Holdings LLC
6.63%, 10/15/25, Callable 10/15/20 @ 103.31 (a)	500,000	525,590
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	500,000	539,075
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100 (a)	1,000,000	1,094,830
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44	500,000	439,410
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 4.74%, 9/20/29 (a)	500,000	507,320
T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	669,344
Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	200,000	215,322
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	914,340
Vodafone Group PLC, 5.00%, 5/30/38	500,000	549,340
		9,846,369

Consumer Discretionary (1.8%):
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	504,085
Daimler Finance North America LLC
3.70%, 5/4/23 (a)	1,000,000	983,210
3.45%, 1/6/27 (a)(d)	1,000,000	960,010
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100	500,000	500,955
eBay, Inc., 1.90%, 3/11/25, Callable 2/11/25 @ 100	1,500,000	1,413,495
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	600,000	576,846
Murphy Oil USA, Inc., 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	936,320
Newell Brands, Inc., 4.20%, 4/1/26, Callable 1/1/26 @ 100	500,000	491,170
O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	511,830
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	1,000,000	963,460
		7,841,381

Consumer Staples (3.9%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	617,935
Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,047,670
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	514,870
5.45%, 1/23/39, Callable 7/23/38 @ 100	1,000,000	1,149,690
Bacardi Ltd.
4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,568,355
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	475,685
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	250,000	229,293
Becle SAB de CV, 3.75%, 5/13/25 (a)	1,000,000	952,140
Bunge Ltd. Finance Corp.
4.35%, 3/15/24, Callable 2/15/24 @ 100	500,000	488,680
3.25%, 8/15/26, Callable 5/15/26 @ 100	502,000	449,170
Constellation Brands, Inc., 3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	712,673
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	1,099,770
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	935,900
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,000,000	950,220
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	1,080,690
Molson Coors Brewing Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100	250,000	236,465

Security Description	Principal Amount	Value
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	$2,000,000	$2,131,020
Smithfield Foods, Inc., 5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	502,085
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	391,000	410,487
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	514,170
		16,066,968

Energy (4.7%):
Aker BP ASA
6.00%, 7/1/22, Callable 5/18/20 @ 103 (a)	250,000	224,150
5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	500,000	427,655
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,124,400
4.80%, 5/3/29, Callable 2/3/29 @ 100 (e)	500,000	381,535
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	2,500,000	2,047,099
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,091,000	947,926
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 5/1/23, Callable 4/1/23 @ 100 (a)	250,000	243,583
3.70%, 6/1/28, Callable 3/1/28 @ 100 (a)	250,000	236,453
Continental Resources, Inc., 5.00%, 9/15/22, Callable 5/18/20 @ 100	109,000	69,115
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	450,010
Energy Transfer Operating LP
3.75%, 5/15/30, Callable 2/15/30 @ 100	1,000,000	777,360
4.78% (LIBOR03M+302bps), 11/1/66, Callable 5/18/20 @ 100 (b)	500,000	236,830
EnLink Midstream Partners LP, 4.85%, 7/15/26, Callable 4/15/26 @ 100	500,000	245,475
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,000,000	907,640
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	500,000	361,480
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	514,000	382,606
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	484,155
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100 (a)	500,000	392,725
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	633,413
4.80%, 2/15/29, Callable 11/15/28 @ 100	250,000	219,443
Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/15/20 @ 104.31	500,000	267,525
Newfield Exploration Co., 5.38%, 1/1/26, Callable 10/1/25 @ 100	500,000	261,220
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	500,000	370,370
Occidental Petroleum Corp.
3.50%, 8/15/29, Callable 5/15/29 @ 100	1,000,000	472,300
4.40%, 8/15/49, Callable 2/15/49 @ 100 (d)	500,000	216,235
ONEOK, Inc.
4.55%, 7/15/28, Callable 4/15/28 @ 100	500,000	425,250
4.35%, 3/15/29, Callable 12/15/28 @ 100	500,000	408,205
Petroleos Mexicanos, 6.50%, 3/13/27	2,000,000	1,480,920
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	1,000,000	708,090
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	2,000,000	1,197,379
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100 (a)	1,000,000	1,131,879
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88	500,000	328,545
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (a)	417,500	335,106
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	421,000	214,693
Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100 (f)	500,000	33,885
		18,644,655

Financials (14.3%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	524,550
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	1,250,000	1,289,225

Security Description	Principal Amount	Value
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	$500,000	$486,945
Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	500,000	429,790
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	988,330
Banco Santander SA, 4.38%, 4/12/28	600,000	614,214
Bank of America Corp., 3.71% (LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,037,250
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	500,000	486,830
Barclays PLC
4.61% (LIBOR03M+140bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000,000	1,012,070
3.93% (LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	504,160
BB&T Corp., 4.25%, 9/30/24	750,000	848,970
BMW US Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,028,080
BNP Paribas SA, 4.70% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(b)	1,000,000	1,044,150
BPCE SA
4.00%, 9/12/23 (a)	500,000	506,935
3.25%, 1/11/28 (a)	1,000,000	987,710
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	950,550
CEMEX Finance LLC, 6.00%, 4/1/24, Callable 5/18/20 @ 102 (a)	250,000	218,658
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	500,000	487,320
Citigroup, Inc., 4.13%, 7/25/28	1,000,000	1,032,400
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	1,848,539
CNO Financial Group, Inc., 5.25%, 5/30/29, Callable 2/28/29 @ 100	500,000	486,255
Co-operatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	600,000	591,780
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	500,000	474,850
Credit Agricole SA, 3.25%, 10/4/24 (a)	1,250,000	1,248,687
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	502,810
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28, Callable 1/17/28 @ 100	500,000	542,510
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	523,620
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100	1,400,000	1,226,021
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	431,340
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	778,720
Glencore Funding LLC
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	500,000	455,585
4.88%, 3/12/29, Callable 12/12/28 @ 100 (a)	750,000	725,550
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,714,000	1,492,276
HSBC Holdings PLC
3.80% (LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	512,085
4.29% (LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	518,150
Hyundai Capital America
3.40%, 6/20/24 (a)	500,000	490,045
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	1,000,000	935,450
ILFC E-Capital Trust I, 3.33%, 12/21/65, Callable 5/18/20 @ 100 (a)(g)	500,000	226,350
KeyBank NA
3.40%, 5/20/26, MTN	500,000	508,105
3.90%, 4/13/29	1,000,000	988,420
KeyCorp, 2.25%, 4/6/27, MTN	500,000	465,290
KKR Group Finance Co. LLC, 3.75%, 7/1/29, Callable 4/1/29 @ 100 (a)	500,000	507,065
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	496,895
Lloyds Banking Group PLC
2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	245,288
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	246,195
Main Street Capital Corp.
4.50%, 12/1/22	500,000	482,765
5.20%, 5/1/24	500,000	458,625

Security Description	Principal Amount	Value
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	$1,000,000	$1,101,400
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a)(b)	1,500,000	1,420,755
Nationwide Building Society
3.62% (LIBOR03M+118bps), 4/26/23, Callable 4/26/22 @ 100 (a)(b)	1,000,000	994,569
4.36% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a)(b)	750,000	759,788
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a)(b)	250,000	260,665
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a)(b)	500,000	507,080
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	250,000	246,283
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	500,000	520,500
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	1,000,000	947,000
Prudential Financial, Inc., 4.35%, 2/25/50, Callable 8/25/49 @ 100	500,000	500,800
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	500,000	512,610
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,007,310
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	541,580
4.45% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,040,869
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	252,460
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	241,408
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	716,715
Societe Generale SA, 3.88%, 3/28/24 (a)	1,000,000	1,011,410
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	500,000	476,205
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/1/20 @ 100	1,000,000	949,130
State Street Corp., 2.90% (SOFR+260bps), 3/30/26, Callable 3/30/25 @ 100 (a)(b)	300,000	302,265
Sterling Bancorp, 3.50%, 6/8/20, Callable 5/18/20 @ 100	1,160,000	1,150,801
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	488,660
3.95%, 12/1/27, Callable 9/1/27 @ 100	500,000	455,890
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	528,310
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	462,690
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	1,000,000	996,250
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	272,118
The Goldman Sachs Group, Inc., 2.43% (LIBOR03M+75bps), 2/23/23 (b)	500,000	479,420
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,450,814
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	400,000	433,096
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	499,985
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN (h)	536,000	542,271
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	960,299
Wells Fargo & Co., 3.00%, 10/23/26	1,000,000	1,041,590
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	846,250
		57,806,654

Health Care (2.1%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	1,000,000	994,250
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	314,231
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	507,100
Bristol-Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100 (a)	500,000	554,260
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	500,000	530,035
3.25%, 8/15/29, Callable 5/15/29 @ 100	500,000	499,695

Security Description	Principal Amount	Value
Duke University Health System, Inc., 2.60%, 6/1/30	$500,000	$501,305
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	465,000	466,243
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	500,000	513,230
Mercy Health, 4.30%, 7/1/28	250,000	284,510
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	500,000	507,860
Orlando Health Obligated Group, 3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	536,960
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	750,000	727,163
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,260,874
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100	500,000	564,770
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	500,000	480,630
		9,243,116

Industrials (5.3%):
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	171,148	168,505
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	477,775
American Airlines Pass Through Trust
3.70%, 4/1/28	363,265	308,884
3.85%, 8/15/29	486,737	367,467
3.60%, 4/15/31	459,408	495,026
Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5 (a)	500,000	464,835
Arconic, Inc.
5.13%, 10/1/24, Callable 7/1/24 @ 100	250,000	247,140
5.90%, 2/1/27	250,000	235,640
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,179,000	1,011,606
British Airways Pass Through Trust
3.35%, 12/15/30 (a)	500,000	511,530
3.80%, 3/20/33 (a)	690,831	650,983
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	2,000,000	1,744,360
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	1,000,000	883,510
CK Hutchison International Ltd.
3.50%, 4/5/27 (a)	750,000	789,713
2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,519,245
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,190,863
Flowserve Corp., 4.00%, 11/15/23, Callable 8/15/23 @ 100	250,000	249,858
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	615,008	609,571
3.90%, 7/15/27	111,723	95,433
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	998,439
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,044,410
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	502,735
JetBlue Pass Through Trust, 2.95%, 11/15/29	244,000	202,530
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	765,170	688,653
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	518,665
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	1,000,000	937,410
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	500,000	518,265
4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,067,530
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	277,976
Ryder System, Inc., 3.40%, 3/1/23, MTN, Callable 2/1/23 @ 100	1,000,000	1,005,180
Union Pacific Corp., 4.30%, 3/1/49, Callable 9/1/48 @ 100	500,000	566,285
United Airlines Pass Through Trust, 3.70%, 9/1/31	466,513	446,859
Wabtec Corp.
3.45%, 11/15/26, Callable 8/15/26 @ 100	750,000	687,623
4.95%, 9/15/28, Callable 6/15/28 @ 100	560,000	540,383
		22,024,887

Information Technology (0.9%):
Amphenol Corp., 4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	513,150

Security Description	Principal Amount	Value
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	$1,000,000	$1,047,410
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	750,000	764,828
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	1,000,000	1,102,230
		3,427,618

Materials (2.9%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	1,000,000	919,510
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	749,576
Ball Corp., 4.88%, 3/15/26, Callable 12/15/25 @ 100	500,000	519,335
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,000,000	777,760
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	500,000	496,175
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	500,000	548,990
Ecolab, Inc., 4.80%, 3/24/30, Callable 12/24/29 @ 100	143,000	160,523
Industrias Penoles SAB de CV, 4.15%, 9/12/29, Callable 6/12/29 @ 100 (a)	500,000	436,850
International Paper Co., 3.00%, 2/15/27, Callable 11/15/26 @ 100 (d)	750,000	762,638
Kinross Gold Corp., 5.95%, 3/15/24, Callable 12/15/23 @ 100	500,000	492,110
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,500,000	1,500,105
Martin Marietta Materials, Inc., 3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	609,263
Nutrien Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	1,000,000	1,055,301
Packaging Corp of America, 3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	520,605
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	498,550
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	857,380
Vale Overseas Ltd., 6.25%, 8/10/26	1,000,000	1,088,590
Vulcan Materials Co., 3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	501,745
		12,495,006

Real Estate (1.2%):
AvalonBay Communities, Inc., 3.20%, 1/15/28, MTN, Callable 10/15/27 @ 100	750,000	750,428
EPR Properties, 4.95%, 4/15/28, Callable 1/15/28 @ 100	500,000	454,130
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,355,640
Hospitality Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	500,000	374,660
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	482,710
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	517,985
STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	500,000	499,395
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	479,655
		4,914,603

Utilities (2.5%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,354,335
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 (h)	250,000	250,718
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	982,980
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	1,000,000	939,690
Comision Federal de Electricidad, 4.88%, 5/26/21 (a)	750,000	718,853
Dominion Energy, Inc., 3.07%, 8/15/24 (i)	1,000,000	992,720
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	2,000,000	1,932,859
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,108,220
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	988,460
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	528,290
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	444,310
		10,241,435

Total Corporate Bonds (Cost $181,314,530)		172,552,692

Security Description	Principal Amount	Value
Municipal Bonds (2.1%)
California (0.1%):
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	$500,000	$499,730

Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	535,520

Illinois (0.1%):
Illinois Finance Authority Revenue, 3.55%, 8/15/29	500,000	545,085

Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue, 3.82%, 12/1/27	500,000	516,670

Michigan (0.7%):
Michigan Finance Authority Revenue
2.47%, 12/1/25	1,000,000	1,059,160
3.08%, 12/1/34	1,000,000	1,096,450
		2,155,610
New Jersey (0.3%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	992,790
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	379,999
		1,372,789
Oklahoma (0.1%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	500,000	562,545

Pennsylvania (0.5%):
Commonwealth Financing Authority, Revenue, Series A, 3.63%, 6/1/29	500,000	561,745
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,400,721
		1,962,466
Texas (0.1%):
Ector County Hospital District Revenue, Build America Bond, 6.80%, 9/15/25, Continuously Callable @100	500,000	503,935

Total Municipal Bonds (Cost $8,172,630)		8,654,350

U.S. Government Agency Mortgages (14.3%)
Federal Home Loan Mortgage Corp.
Series K028, Class A2, 3.11%, 2/25/23	1,000,000	1,045,264
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	1,095,667
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,668,749
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	95,417
Series K071, Class A2, 3.29%, 11/25/27	500,000	558,393
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	571,847
Series K087, Class A2, 3.77%, 12/25/28 (e)	500,000	574,886
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,413,869
Series 4818, Class VD, 4.00%, 6/15/29 - 5/1/46	4,775,462	5,054,707
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	1,081,239
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	2,124,778
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	1,063,127
Series KG02, Class A2, 2.41%, 8/25/29	909,000	959,149
Series K100, Class A2, 2.67%, 9/25/29	545,000	587,230
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	581,964
3.00%, 3/1/31 - 2/1/33	659,156	691,656
Series K154, Class A3, 3.46%, 11/25/32	100,000	113,853
3.50%, 5/1/33 - 11/1/47	4,391,781	4,658,156
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,157,655
Series K1511, Class A3, 3.54%, 3/25/34	250,000	282,686

Security Description	Principal Amount	Value
Series K-1512, Class A3, 3.06%, 4/25/34	$1,000,000	$1,093,960
4.50%, 12/1/45	179,558	197,996
		26,672,248
Federal National Mortgage Association
Series M4, Class A2, 3.05%, 3/25/28 (c)	500,000	547,293
Series 2019-M1, Class A2, 3.55%, 9/25/28 (c)	750,000	849,872
Series 2019-M12, Class A2, 2.89%, 5/25/29 (c)	1,000,000	1,079,300
2.50%, 11/1/34 (e)	959,921	996,017
4.00%, 12/1/41 - 2/1/50	15,215,150	16,237,413
3.50%, 9/1/45 - 2/1/50 (e)	9,811,912	10,406,618
4.50%, 8/1/47	44,163	47,658
3.00%, 2/1/50	1,985,578	2,082,320
		32,246,491

Total U.S. Government Agency Mortgages (Cost $56,669,925)		58,918,739

U.S. Treasury Obligations (24.9%)
U.S. Treasury Bonds
4.38%, 2/15/38	$750,000	1,156,406
3.50%, 2/15/39 (e)	2,770,000	3,881,463
4.38%, 11/15/39	1,000,000	1,564,688
3.13%, 11/15/41	1,000,000	1,352,188
2.75%, 8/15/47	500,000	658,125
2.75%, 11/15/47 (e)	500,000	658,594
3.00%, 2/15/48	3,500,000	4,824,531
3.38%, 11/15/48 (e)	2,012,000	2,965,499
2.88%, 5/15/49	3,000,000	4,071,563
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	500,000	554,922
U.S. Treasury Notes
2.75%, 11/30/20	250,000	254,297
2.25%, 2/15/21	195,000	198,542
2.38%, 3/15/21	2,000,000	2,041,641
2.38%, 4/15/21 (e)	3,850,000	3,936,775
1.63%, 6/30/21	1,000,000	1,017,656
1.75%, 7/31/21 (e)	10,000,000	10,201,172
2.75%, 8/15/21	1,700,000	1,758,371
2.88%, 11/15/21	3,630,000	3,783,282
2.50%, 1/15/22	712,000	740,452
1.88%, 1/31/22	1,000,000	1,029,414
1.50%, 1/31/22	7,000,000	7,155,859
2.50%, 2/15/22	2,000,000	2,083,672
1.88%, 2/28/22	1,700,000	1,752,195
2.25%, 4/15/22	2,000,000	2,080,313
1.50%, 8/15/22	1,000,000	1,028,906
2.00%, 10/31/22	400,000	417,469
2.00%, 4/30/24	24,550,000	26,163,012
2.75%, 2/28/25	850,000	946,621
3.00%, 9/30/25	300,000	341,086
1.50%, 8/15/26	2,000,000	2,117,969
2.00%, 11/15/26	2,700,000	2,953,125
2.25%, 8/15/27	1,000,000	1,120,156
2.25%, 11/15/27	1,700,000	1,907,984
2.75%, 2/15/28 (e)	2,000,000	2,328,125
2.88%, 8/15/28	630,000	743,794
3.13%, 11/15/28 (e)	1,000,000	1,205,781
2.63%, 2/15/29	1,000,000	1,167,031
Total U.S. Treasury Obligations (Cost $91,934,316)		102,162,679

Security Description	Shares	Value
Collateral for Securities Loaned ^(0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(j)	35,363	$35,363
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(j)	429,904	429,904
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(j)	17,639	17,639
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(j)	245,902	245,902
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(j)	140,712	140,712
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(j)	632,670	632,670
Total Collateral for Securities Loaned (Cost $1,502,190)		1,502,190

Total Investments (Cost $379,167,580) — 92.7%		381,132,268
Other assets in excess of liabilities — 7.3%		29,942,741
NET ASSETS - 100.00%		$411,075,009

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $76,754,281 and amounted to 18.6% of net assets.

(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.
(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2020.

(d)	All or a portion of this security is on loan.
(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(f)	Defaulted security.
(g)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Security purchased on a when-issued basis.
(i)	Stepped-coupon security converts to coupon form on 8/15/2021 with a rate of 2.715%.
(j)	Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

GO—General Obligation

H15T5Y—5 Year Treasury Constant Maturity Rate

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

USSW5—USD 5 Year Swap Rate

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (4.7%):
Altice USA, Inc., Class A(a)	50,787	$1,132,042
AT&T, Inc.	105,515	3,075,762
CenturyLink, Inc.	153,678	1,453,794
Charter Communications, Inc., Class A(a)	2,876	1,254,828
Comcast Corp., Class A	86,541	2,975,279
Discovery, Inc., Class A(a)(b)	79,258	1,540,776
Liberty Broadband Corp., Class C(a)	11,534	1,277,044
Liberty Media Corp-Liberty SiriusXM, Class C(a)	40,127	1,268,816
News Corp., Class A	129,593	1,163,097
Sprint Corp.(a)	183,763	1,584,037
Verizon Communications, Inc.	35,121	1,887,051
		18,612,526
Consumer Discretionary (9.3%):
Aramark	84,078	1,679,037
AutoZone, Inc.(a)	1,476	1,248,696
Best Buy Co., Inc.	31,913	1,819,041
BorgWarner, Inc.	38,676	942,534
D.R. Horton, Inc.	65,266	2,219,045
Dollar General Corp.	10,167	1,535,319
Ford Motor Co.	417,140	2,014,787
Garmin Ltd.	42,001	3,148,395
General Motors Co., Class C	87,366	1,815,465
Kohl’s Corp.	26,515	386,854
Lear Corp.	22,864	1,857,700
Leggett & Platt, Inc.	33,178	885,189
Lennar Corp., Class A	49,423	1,887,959
LKQ Corp.(a)	46,245	948,485
Mohawk Industries, Inc.(a)	18,863	1,438,115
Newell Brands, Inc.	48,594	645,328
Norwegian Cruise Line Holdings Ltd.(a)	57,682	632,195
NVR, Inc.(a)	419	1,076,457
PulteGroup, Inc.	79,675	1,778,346
Roku, Inc.(a)	20,623	1,804,100
Royal Caribbean Cruises Ltd.	27,094	871,614
Starbucks Corp.	23,048	1,515,176
Target Corp.	22,356	2,078,437
Tesla, Inc.(a)	992	519,808
Tiffany & Co.	9,343	1,209,919
Whirlpool Corp.	9,088	779,750
		36,737,751
Consumer Staples (5.8%):
Conagra Brands, Inc.	43,917	1,288,525
Lamb Weston Holdings, Inc.	20,318	1,160,158
Molson Coors Beverage Co., Class B(b)	57,560	2,245,416
Mondelez International, Inc., Class A	41,678	2,087,234
Sysco Corp.	30,918	1,410,788
The Hershey Co.	32,034	4,244,505
The J.M. Smucker Co.	16,681	1,851,591
The Kroger Co.	86,621	2,609,024
The Procter & Gamble Co.	20,661	2,272,710
Tyson Foods, Inc., Class A	40,930	2,368,619
Walgreens Boots Alliance, Inc.	26,074	1,192,886
		22,731,456
Energy (3.3%):
Apache Corp.	35,430	148,097
Baker Hughes Co.	115,320	1,210,860
Chevron Corp.	17,204	1,246,602

Security Description	Shares	Value
Devon Energy Corp.	101,235	$699,534
Diamondback Energy, Inc.	16,428	430,414
HollyFrontier Corp.	51,436	1,260,696
Kinder Morgan, Inc.	199,559	2,777,861
Marathon Oil Corp.	212,086	697,763
Marathon Petroleum Corp.	45,685	1,079,080
Phillips 66	37,390	2,005,974
Valero Energy Corp.	33,143	1,503,366
		13,060,247
Financials (12.4%):
AGNC Investment Corp.	164,185	1,737,077
Alleghany Corp.	2,806	1,549,894
Ally Financial, Inc.	114,177	1,647,574
American International Group, Inc.	73,332	1,778,301
Arch Capital Group Ltd.(a)	109,725	3,122,774
Assurant, Inc.	13,891	1,445,914
Athene Holding Ltd., Class A(a)	73,559	1,825,734
Bank of America Corp.	45,221	960,042
Brown & Brown, Inc.	56,340	2,040,635
Capital One Financial Corp.	32,874	1,657,507
Chubb Ltd.	17,824	1,990,763
Cincinnati Financial Corp.	20,435	1,541,821
Citigroup, Inc.	45,158	1,902,055
Citizens Financial Group, Inc.	80,317	1,510,763
Equitable Holdings, Inc.	146,660	2,119,237
Jefferies Financial Group, Inc.	134,006	1,831,862
Lincoln National Corp.	47,880	1,260,202
MetLife, Inc.	66,418	2,030,398
Morgan Stanley	30,372	1,032,648
RenaissanceRe Holdings Ltd.	23,082	3,446,605
Synchrony Financial	37,144	597,647
The Allstate Corp.	21,448	1,967,425
The Goldman Sachs Group, Inc.	7,445	1,150,923
The Hartford Financial Services Group, Inc.	38,242	1,347,648
Unum Group	95,119	1,427,736
Voya Financial, Inc.	50,242	2,037,313
W.R. Berkley Corp.	76,227	3,976,762
		48,937,260
Health Care (14.7%):
Allergan PLC	13,000	2,302,300
Biogen, Inc.(a)	3,537	1,119,036
Bio-Rad Laboratories, Inc., Class A(a)	4,105	1,439,049
Bristol-Myers Squibb Co.	67,829	3,780,788
Cardinal Health, Inc.	45,619	2,186,975
CVS Health Corp.	39,602	2,349,587
Danaher Corp.	29,056	4,021,640
DaVita, Inc.(a)	15,298	1,163,566
DENTSPLY SIRONA, Inc.	55,488	2,154,599
Edwards Lifesciences Corp.(a)	5,872	1,107,577
Eli Lilly & Co.	14,899	2,066,789
Gilead Sciences, Inc.	24,778	1,852,403
Insulet Corp.(a)	11,202	1,855,947
Jazz Pharmaceuticals PLC(a)	11,048	1,101,928
Laboratory Corp. of America Holdings(a)	10,657	1,346,938
McKesson Corp.	15,985	2,162,131
Medtronic PLC	41,427	3,735,887
Merck & Co., Inc.	24,155	1,858,486
Mylan NV(a)	113,118	1,686,589
Perrigo Co. PLC	18,780	903,130
Quest Diagnostics, Inc.	19,415	1,559,025

Security Description	Shares	Value
ResMed, Inc.	20,792	$3,062,454
STERIS PLC	13,829	1,935,645
Teleflex, Inc.	4,589	1,343,935
Thermo Fisher Scientific, Inc.	12,614	3,577,330
Universal Health Services, Inc., Class B	11,280	1,117,622
Zimmer Biomet Holdings, Inc.	11,678	1,180,412
Zoetis, Inc.	30,710	3,614,260
		57,586,028
Industrials (16.2%):
Allegion PLC	15,310	1,408,826
AMERCO, Inc.	5,088	1,478,318
American Airlines Group, Inc.(b)	80,588	982,368
AMETEK, Inc.	21,823	1,571,692
Cintas Corp.	7,380	1,278,364
Copart, Inc.(a)	16,289	1,116,122
Cummins, Inc.	19,405	2,625,885
Delta Air Lines, Inc.	56,928	1,624,156
Eaton Corp. PLC	42,598	3,309,439
Fortune Brands Home & Security, Inc.	49,314	2,132,831
IHS Markit Ltd.	63,359	3,801,540
Ingersoll Rand, Inc.(a)	27,411	679,793
Jacobs Engineering Group, Inc.	34,461	2,731,723
Johnson Controls International PLC	41,158	1,109,620
Kansas City Southern	24,200	3,077,756
Knight-Swift Transportation Holdings, Inc.(b)	66,570	2,183,496
L3Harris Technologies, Inc.	17,773	3,201,272
ManpowerGroup, Inc.	33,384	1,769,018
Masco Corp.	35,077	1,212,612
Norfolk Southern Corp.	9,667	1,411,382
Northrop Grumman Corp.	5,263	1,592,321
Old Dominion Freight Line, Inc.	11,456	1,503,715
Owens Corning, Inc.	45,081	1,749,594
PACCAR, Inc.	45,877	2,804,460
Raytheon Co.	9,231	1,210,646
Republic Services, Inc.	62,320	4,677,739
Southwest Airlines Co.	57,429	2,045,047
Teledyne Technologies, Inc.(a)	10,340	3,073,772
Trane Technologies PLC	31,066	2,565,740
TransDigm Group, Inc.	2,499	800,155
United Airlines Holdings, Inc.(a)	32,315	1,019,538
United Rentals, Inc.(a)	14,192	1,460,357
XPO Logistics, Inc.(a)	11,312	551,460
		63,760,757
Information Technology (14.8%):
ANSYS, Inc.(a)	6,075	1,412,255
Apple, Inc.	5,490	1,396,052
Applied Materials, Inc.	21,726	995,485
Arrow Electronics, Inc.(a)	20,147	1,045,025
Broadcom, Inc.	4,302	1,020,004
CDW Corp.	25,923	2,417,838
Dell Technologies, Inc., Class C(a)	25,199	996,620
DXC Technology Co.	38,343	500,376
Fidelity National Information Services, Inc.	35,689	4,341,211
Fiserv, Inc.(a)	40,551	3,851,939
Global Payments, Inc.	20,067	2,894,263
Hewlett Packard Enterprises Co.	188,269	1,828,092
Intel Corp.	49,892	2,700,156
Keysight Technologies, Inc.(a)	14,514	1,214,532
KLA Corp.	8,370	1,203,104
Lam Research Corp.	7,787	1,868,880

Security Description	Shares	Value
Leidos Holdings, Inc.	36,372	$3,333,494
Mastercard, Inc., Class A	7,433	1,795,515
Microchip Technology, Inc.(b)	14,773	1,001,609
Micron Technology, Inc.(a)	36,238	1,524,170
Microsoft Corp.	13,035	2,055,749
ON Semiconductor Corp.(a)	102,698	1,277,563
Paycom Software, Inc.(a)	3,854	778,547
Qorvo, Inc.(a)	23,697	1,910,689
Seagate Technology PLC	42,288	2,063,654
Skyworks Solutions, Inc.	12,362	1,104,916
Synopsys, Inc.(a)	12,245	1,577,034
Teradyne, Inc.	35,491	1,922,547
The Western Union Co.	174,983	3,172,442
Tyler Technologies, Inc.(a)	6,679	1,980,724
Western Digital Corp.	35,095	1,460,654
Xerox Holdings Corp.	67,450	1,277,503
		57,922,642
Materials (4.1%):
Air Products & Chemicals, Inc.	9,479	1,892,102
Ball Corp.	30,911	1,998,706
Corteva, Inc.	53,666	1,261,151
Crown Holdings, Inc.(a)	21,807	1,265,678
Dow, Inc.	35,294	1,031,997
Newmont Goldcorp Corp.	79,011	3,577,618
Nucor Corp.	25,406	915,124
Steel Dynamics, Inc.	82,500	1,859,550
The Mosaic Co.	55,336	598,736
Westrock Co.	68,359	1,931,825
		16,332,487
Real Estate (8.0%):
American Tower Corp.	9,297	2,024,422
CBRE Group, Inc., Class A(a)	61,755	2,328,781
Equinix, Inc.	6,904	4,312,031
Equity LifeStyle Properties, Inc.	79,182	4,551,382
Host Hotels & Resorts, Inc.	249,680	2,756,467
Jones Lang LaSalle, Inc.	19,118	1,930,536
Kimco Realty Corp.	162,103	1,567,536
Medical Properties Trust, Inc.	90,342	1,562,013
Mid-America Apartment Communities, Inc.	36,159	3,725,462
Sun Communities, Inc.	34,849	4,350,898
VICI Properties, Inc.(b)	82,799	1,377,775
Welltower, Inc.	25,384	1,162,080
		31,649,383
Utilities (6.0%):
AES Corp.	101,021	1,373,886
American Electric Power Co., Inc.	31,416	2,512,652
Edison International	24,020	1,316,056
Entergy Corp.	46,960	4,412,831
Exelon Corp.	115,332	4,245,371
PPL Corp.	69,008	1,703,117
The Southern Co.	85,456	4,626,588
Vistra Energy Corp.	208,103	3,321,323
		23,511,824
Total Common Stocks (Cost $494,049,069)		390,842,361

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	109,938	$109,938
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	1,336,561	1,336,561
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	54,840	54,840
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	764,503	764,503
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	437,471	437,471
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	1,966,953	1,966,953
Total Collateral for Securities Loaned (Cost $4,670,266)		4,670,266

Total Investments (Cost $498,719,335) — 100.5%		395,512,627
Liabilities in excess of other assets — (0.5)%		(2,053,627)
NET ASSETS - 100.00%		$393,459,000

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	16	6/19/20	$2,064,592	$2,055,760	$(8,832)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(8,832)
	Total net unrealized appreciation (depreciation)				$(8,832)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (3.1%):
Cable One, Inc.	687	$1,129,434
Cardlytics, Inc.(a)	7,811	273,073
Entercom Communications Corp., Class A	96,353	164,764
EverQuote, Inc., Class A(a)(b)	17,329	454,886
GCI Liberty, Inc., Class A(a)	10,640	606,161
Gray Television, Inc.(a)	25,657	275,556
Nexstar Media Group, Inc., Class A	6,288	363,006
Sinclair Broadcast Group, Inc., Class A(b)	16,078	258,534
TechTarget, Inc.(a)	22,211	457,769
TEGNA, Inc.	41,458	450,234
Telephone & Data Systems, Inc.	29,420	493,079
The Marcus Corp.	12,644	155,774
United States Cellular Corp.(a)	9,302	272,456
Zynga, Inc., Class A(a)	127,896	876,088
		6,230,814
Consumer Discretionary (7.4%):
Aaron’s, Inc.	5,517	125,677
Abercrombie & Fitch Co.	21,203	192,735
Acushnet Holdings Corp.	16,402	421,859
American Axle & Manufacturing Holdings, Inc.(a)	49,637	179,190
America’s Car-Mart, Inc.(a)	2,579	145,327
Asbury Automotive Group, Inc.(a)	3,556	196,398
AutoNation, Inc.(a)	7,347	206,157
Beazer Homes USA, Inc.(a)	34,216	220,351
Bed Bath & Beyond, Inc.(b)	35,658	150,120
Boot Barn Holdings, Inc.(a)	6,465	83,592
Bright Horizons Family Solutions, Inc.(a)	3,975	405,450
Brunswick Corp.	6,338	224,175
Carriage Services, Inc.	16,075	259,611
Century Communities, Inc.(a)	21,488	311,791
Churchill Downs, Inc.	3,361	346,015
Conn’s, Inc.(a)(b)	18,527	77,443
Crocs, Inc.(a)	14,314	243,195
Dana, Inc.	17,102	133,567
Deckers Outdoor Corp.(a)	1,727	231,418
Dick’s Sporting Goods, Inc.	14,452	307,250
Dillard’s, Inc., Class A(b)	2,863	105,788
Fossil Group, Inc.(a)(b)	18,302	60,214
GameStop Corp., Class A(a)(b)	88,271	308,949
Genesco, Inc.(a)	12,457	166,176
Gentex Corp.	31,658	701,540
Group 1 Automotive, Inc.	6,177	273,394
Helen of Troy Ltd.(a)	2,097	302,031
Hibbett Sports, Inc.(a)(b)	17,560	192,019
Installed Building Products, Inc.(a)	7,754	309,152
KB Home	20,433	369,837
Lithia Motors, Inc., Class A	4,675	382,369
M/I Homes, Inc.(a)	18,859	311,739
Malibu Boats, Inc., Class A(a)	5,703	164,189
MDC Holdings, Inc.	19,533	453,166
Meritage Homes Corp.(a)	10,725	391,570
Murphy USA, Inc.(a)	3,473	292,982
Office Depot, Inc.	171,342	281,001
Party City Holdco, Inc.(a)(b)	195,542	89,617
Penn National Gaming, Inc.(a)	8,321	105,261
Rent-A-Center, Inc.	20,589	291,128
Shoe Carnival, Inc.(b)	6,257	129,958
Signet Jewelers Ltd.(b)	18,296	118,009
Skechers USA, Inc., Class A(a)	6,541	155,283

Security Description	Shares	Value
Sonic Automotive, Inc., Class A(b)	16,142	$214,366
Taylor Morrison Home Corp., Class A(a)	47,034	517,374
Tempur Sealy International, Inc.(a)	6,858	299,763
Tenneco, Inc., Class A(a)(b)	36,388	130,997
The Buckle, Inc.(b)	11,588	158,871
The Cato Corp., Class A	30,332	323,642
Thor Industries, Inc.(b)	3,318	139,953
Toll Brothers, Inc.	22,737	437,687
TopBuild Corp.(a)	6,073	435,070
TRI Pointe Group, Inc.(a)	46,143	404,674
Twin River Worldwide Holdings, Inc.(b)	15,496	201,603
Vera Bradley, Inc.(a)	40,702	167,692
Winnebago Industries, Inc.	9,220	256,408
YETI Holdings, Inc.(a)	8,905	173,826
Zumiez, Inc.(a)	15,187	263,039
		14,541,658
Consumer Staples (3.3%):
Casey’s General Stores, Inc.	5,427	719,023
Darling Ingredients, Inc.(a)	15,091	289,294
elf Beauty, Inc.(a)	11,035	108,584
Fresh Del Monte Produce, Inc.	18,440	509,128
Freshpet, Inc.(a)	4,426	282,689
Ingles Markets, Inc., Class A	16,239	587,202
John B Sanfilippo & Son, Inc.	3,892	347,945
Performance Food Group Co.(a)	9,283	229,476
Pilgrim’s Pride Corp.(a)	24,525	444,393
Rite Aid Corp.(a)(b)	9,718	145,770
Sanderson Farms, Inc.	2,366	291,775
SpartanNash Co.	34,188	489,572
The Simply Good Foods Co.(a)	13,187	253,982
U.S. Foods Holding Corp.(a)	11,792	208,836
United Natural Foods, Inc.(a)	51,381	471,678
Universal Corp.	13,035	576,277
Weis Markets, Inc.	9,435	393,062
		6,348,686
Energy (1.8%):
Antero Resources Corp.(a)(b)	136,938	97,623
Arch Coal, Inc., Class A(b)	2,922	84,446
Bonanza Creek Energy, Inc.(a)	17,287	194,479
Callon Petroleum Co.(a)(b)	79,313	43,456
CVR Energy, Inc.	5,081	83,989
Delek US Holdings, Inc.	7,218	113,756
Denbury Resources, Inc.(a)(b)	313,698	57,909
EQT Corp.	27,481	194,291
Gulfport Energy Corp.(a)(b)	219,380	97,558
Helix Energy Solutions Group, Inc.(a)	51,539	84,524
International Seaways, Inc.	21,714	518,746
Laredo Petroleum, Inc.(a)(b)	249,569	94,786
Matrix Service Co.(a)	12,652	119,814
Northern Oil And Gas, Inc.(a)(b)	162,014	107,431
Par Pacific Holdings, Inc.(a)	38,743	275,075
Renewable Energy Group, Inc.(a)(b)	7,655	157,157
REX American Resources Corp.(a)	4,352	202,412
Southwestern Energy Co.(a)(b)	235,185	397,463
Talos Energy, Inc.(a)	12,676	72,887
Whiting Petroleum Corp.(a)	83,656	56,083
World Fuel Services Corp.	14,575	366,999
WPX Energy, Inc.(a)	23,646	72,120
		3,493,004

Security Description	Shares	Value
Financials (14.6%):
AMBAC Financial Group, Inc.(a)(b)	16,112	$198,822
American Equity Investment Life Holding Co.	21,456	403,373
American National Insurance Co.	10,984	904,863
Arbor Realty Trust, Inc.(b)	79,594	390,011
Ares Commercial Real Estate Corp.	86,675	605,858
Ares Management Corp., Class A	11,088	342,952
Assured Guaranty Ltd.	22,682	584,969
Axis Capital Holdings Ltd.	9,334	360,759
Blackstone Mortgage Trust, Inc., Class A	23,765	442,504
Brighthouse Financial, Inc.(a)	19,537	472,209
Cannae Holdings, Inc.(a)	22,389	749,808
Chimera Investment Corp.	66,484	605,004
Cohen & Steers, Inc.	15,336	697,021
Cowen, Inc., Class A(b)	38,635	373,214
Customers Bancorp, Inc., Class A(a)	30,044	328,381
Dynex Capital, Inc.	35,074	366,173
Ellington Financial, Inc.	97,460	556,497
Encore Capital Group, Inc.(a)	16,685	390,095
Enstar Group Ltd.(a)	5,729	911,197
Essent Group Ltd.	15,545	409,455
Exantas Capital Corp.	84,736	233,871
EZCORP, Inc., Class A(a)	67,629	282,013
FGL Holdings	79,945	783,461
First American Financial Corp.	8,745	370,875
Genworth Financial, Inc.(a)	142,506	473,120
Greenlight Capital Re Ltd.(a)	35,998	214,188
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,168	289,169
Heritage Insurance Holdings, Inc.	39,778	426,022
Hilltop Holdings, Inc.	37,781	571,249
International Fcstone, Inc.(a)	8,271	299,906
Invesco Mortgage Capital, Inc.	83,696	285,403
Janus Henderson Group PLC	16,582	254,036
Kinsale Capital Group, Inc.	7,707	805,613
Legg Mason, Inc.	20,551	1,003,916
Meridian Bancorp, Inc.	28,153	315,877
Meta Financial Group, Inc.	17,119	371,825
MFA Financial, Inc.	205,868	319,095
MGIC Investment Corp.	57,211	363,290
Mr. Cooper Group, Inc.(a)	23,613	173,083
National Western Life Group, Inc., Class A	3,834	659,448
Navient Corp.	46,010	348,756
Nelnet, Inc., Class A	5,991	272,051
New York Community Bancorp, Inc.	36,854	346,059
New York Mortgage Trust, Inc.	238,590	369,815
NMI Holdings, Inc., Class A(a)	18,375	213,334
OFG Bancorp	13,482	150,729
Onemain Holdings, Inc.	12,755	243,876
Opus Bank	26,509	459,401
Pennymac Financial Services	25,416	561,947
Pennymac Mortgage Investment Trust	57,502	610,671
Popular, Inc.	15,719	550,165
Radian Group, Inc.	31,220	404,299
Redwood Trust, Inc.(b)	92,227	466,669
Starwood Property Trust, Inc.(b)	75,837	777,329
Sterling Bancorp	17,927	187,337
Stifel Financial Corp.	11,346	468,363
Third Point Reinsurance Ltd.(a)	89,781	665,277
TPG RE Finance Trust, Inc.	41,500	227,835
Two Harbors Investment Corp.	51,605	196,615
Virtus Investment Partners, Inc.	2,624	199,713
Walker & Dunlop, Inc.	5,638	227,042

Security Description	Shares	Value
Washington Federal, Inc.	13,862	$359,858
Western Asset Mortgage Capital Corp.	119,169	272,897
White Mountains Insurance Group Ltd.	1,633	1,486,031
		28,654,694
Health Care (19.9%):
Acadia Healthcare Co., Inc.(a)	17,232	316,207
ACADIA Pharmaceuticals, Inc.(a)	3,334	140,862
Acceleron Pharma, Inc.(a)	1,917	172,281
Addus HomeCare Corp.(a)	7,686	519,574
Akorn, Inc.(a)	34,094	19,134
Allakos, Inc.(a)(b)	6,177	274,815
Allscripts Healthcare Solutions, Inc.(a)	29,163	205,308
Amedisys, Inc.(a)	3,776	693,047
AMN Healthcare Services, Inc.(a)	9,497	549,022
Amphastar Pharmaceuticals, Inc.(a)	17,807	264,256
ANI Pharmaceuticals, Inc.(a)(b)	9,247	376,723
Anika Therapeutics, Inc.(a)(b)	9,713	280,803
Apellis Pharmaceuticals, Inc.(a)	5,389	144,371
Arena Pharmaceuticals, Inc.(a)	4,627	194,334
Arrowhead Pharmaceuticals, Inc.(a)	6,643	191,119
Arvinas, Inc.(a)	4,376	176,353
AtriCure, Inc.(a)	7,940	266,705
Atrion Corp.	653	424,450
Axsome Therapeutics, Inc.(a)	6,865	403,868
Bio-Techne Corp.	4,887	926,673
Bruker Corp.	15,157	543,530
Cardiovascular Systems, Inc.(a)	15,448	543,924
Catalent, Inc.(a)	13,466	699,558
Catalyst Pharmaceuticals, Inc.(a)	63,931	246,134
Charles River Laboratories International, Inc.(a)	5,447	687,466
Chemed Corp.	2,488	1,077,802
Chemocentryx, Inc.(a)	2,930	117,727
Collegium Pharmaceutical, Inc.(a)	7,077	115,567
Computer Programs & Systems, Inc.	11,892	264,597
CONMED Corp.	9,431	540,113
Corcept Therapeutics, Inc.(a)(b)	25,730	305,930
CorVel Corp.(a)	11,495	626,592
CryoLife, Inc.(a)	12,094	204,630
Cutera, Inc.(a)	13,420	175,265
Deciphera Pharmaceuticals, Inc.(a)	8,332	343,028
Dicerna Pharmaceuticals, Inc.(a)	7,831	143,855
Eagle Pharmaceuticals, Inc.(a)	4,151	190,946
Eidos Therapeutics, Inc.(a)(b)	8,904	436,207
Encompass Health Corp.	13,972	894,627
Endo International PLC(a)	59,206	219,062
Exelixis, Inc.(a)	13,185	227,046
Forty Seven, Inc.(a)	4,785	456,585
Globus Medical, Inc.(a)	7,484	318,295
Haemonetics Corp.(a)	3,286	327,483
Hanger, Inc.(a)	9,098	141,747
Hill-Rom Holdings, Inc.	9,275	933,066
HMS Holdings Corp.(a)	10,752	271,703
Horizon Therapeutics PLC(a)	14,604	432,570
Innoviva, Inc.(a)	22,565	265,364
Inovalon Holdings, Inc., Class A(a)	28,251	470,661
Integer Holdings Corp.(a)	8,089	508,475
Integra LifeSciences Holdings Corp.(a)	13,844	618,411
Iovance Biotherapeutics, Inc.(a)	7,151	214,065
Kodiak Sciences, Inc.(a)(b)	3,707	176,824
Lannett Co., Inc.(a)(b)	30,804	214,088
Lantheus Holdings, Inc.(a)	22,932	292,612

Security Description	Shares	Value
LeMaitre Vascular, Inc.(b)	16,462	$410,233
LHC Group, Inc.(a)	5,255	736,751
Magellan Health, Inc.(a)	8,779	422,358
Masimo Corp.(a)	5,194	919,961
Medpace Holdings, Inc.(a)	5,769	423,329
Mirati Therapeutics, Inc.(a)	1,355	104,159
Momenta Pharmaceuticals, Inc.(a)	5,231	142,283
Myriad Genetics, Inc.(a)	6,904	98,796
Natera, Inc.(a)	10,480	312,933
National Healthcare Corp.	15,929	1,142,586
Natus Medical, Inc.(a)	9,279	214,623
NeoGenomics, Inc.(a)	19,643	542,343
Nevro Corp.(a)	3,948	394,721
Nextgen Healthcare, Inc.(a)	18,652	194,727
Novocure Ltd.(a)	4,146	279,192
NuVasive, Inc.(a)	8,893	450,519
Odonate Therapeutics, Inc.(a)	6,497	179,382
Omnicell, Inc.(a)	3,707	243,105
Owens & Minor, Inc.	50,715	464,042
Pacira BioSciences, Inc.(a)	5,720	191,792
Patterson Cos., Inc.	14,544	222,378
PDL BioPharma, Inc.(a)	171,606	483,929
Penumbra, Inc.(a)	1,555	250,868
PRA Health Sciences, Inc.(a)	3,803	315,801
Premier, Inc., Class A(a)	12,502	409,065
Prestige Consumer Healthcare, Inc.(a)	17,982	659,580
Principia Biopharma, Inc.(a)	3,143	186,631
Quidel Corp.(a)	7,369	720,762
R1 RCM, Inc.(a)	33,185	301,652
Ra Pharmaceuticals, Inc.(a)	7,543	362,139
RadNet, Inc.(a)	33,924	356,541
Reata Pharmaceuticals, Inc., Class A(a)	1,314	189,663
Repligen Corp.(a)	6,430	620,752
Select Medical Holdings Corp.(a)	31,854	477,810
Simulations Plus, Inc.	10,011	349,584
Surgery Partners, Inc.(a)	9,240	60,337
Syneos Health, Inc.(a)	8,533	336,371
Tandem Diabetes Care, Inc.(a)	3,833	246,654
Teladoc Health, Inc.(a)	1,890	292,969
Tenet Healthcare Corp.(a)	12,521	180,302
The Ensign Group, Inc.	14,414	542,111
The Pennant Group, Inc.(a)	18,387	260,360
Tivity Health, Inc.(a)(b)	10,595	66,643
Triple-S Management Corp.(a)	24,306	342,715
U.S. Physical Therapy, Inc.(b)	4,228	291,732
uniQure NV(a)	3,971	188,424
United Therapeutics Corp.(a)	7,749	734,800
Veracyte, Inc.(a)	16,874	410,207
		38,514,075
Industrials (12.8%):
ACCO Brands Corp.	69,167	349,293
ADT, Inc.(b)	87,125	376,380
Advanced Drainage Systems, Inc.	8,381	246,737
AECOM(a)	18,677	557,508
AGCO Corp.	5,648	266,868
Air Lease Corp.	19,055	421,878
Alamo Group, Inc.	3,521	312,594
Allegiant Travel Co.	3,916	320,329
American Woodmark Corp.(a)	2,369	107,955
ArcBest Corp.	17,550	307,476
Arcosa, Inc.	15,663	622,448

Security Description	Shares	Value
Atkore International Group, Inc.(a)	16,475	$347,128
Atlas Air Worldwide Holdings, Inc.(a)	19,231	493,660
Avis Budget Group, Inc.(a)	5,702	79,258
Barrett Business Services, Inc.	7,803	309,311
Beacon Roofing Supply, Inc.(a)	8,943	147,917
BMC Stock Holdings, Inc.(a)	23,560	417,719
Brady Corp., Class A	8,924	402,740
Builders FirstSource, Inc.(a)	21,708	265,489
CAI International, Inc.(a)	17,346	245,272
Carlisle Cos., Inc.	6,424	804,799
Casella Waste Systems, Inc.(a)	7,046	275,217
CBIZ, Inc.(a)	37,470	783,872
Colfax Corp.(a)	9,991	197,822
Covenant Transport Group, Inc., Class A(a)	40,665	352,566
CSW Industrials, Inc.	13,780	893,632
Deluxe Corp.	7,510	194,734
Encore Wire Corp.	5,927	248,875
Enphase Energy, Inc.(a)	10,924	352,736
ESCO Technologies, Inc.	10,254	778,382
Evoqua Water Technologies Corp.(a)	14,362	160,998
Federal Signal Corp.	24,024	655,375
Foundation Building Materials, Inc.(a)	33,790	347,699
FTI Consulting, Inc.(a)	7,101	850,487
Genco Shipping & Trading Ltd.	45,865	294,453
Generac Holdings, Inc.(a)	8,659	806,759
Gibraltar Industries, Inc.(a)	13,387	574,570
GMS, Inc.(a)	18,357	288,756
Great Lakes Dredge & Dock Corp.(a)	52,231	433,517
Griffon Corp.	11,467	145,058
Hawaiian Holdings, Inc.	19,219	200,646
Heidrick & Struggles International, Inc.	18,050	406,125
Herc Holdings, Inc.(a)	4,655	95,241
Hertz Global Holdings, Inc.(a)	8,216	50,775
Kelly Services, Inc., Class A	18,666	236,872
Knoll, Inc.	14,414	148,752
Marten Transport Ltd.	16,427	337,082
Masonite International Corp.(a)	4,814	228,424
MasTec, Inc.(a)(b)	4,671	152,882
McGrath RentCorp	5,270	276,043
Meritor, Inc.(a)	12,009	159,119
Oshkosh Corp.	3,713	238,857
Powell Industries, Inc.	9,015	231,415
Quanta Services, Inc.	21,411	679,371
Ryder System, Inc.	6,992	184,868
Saia, Inc.(a)	7,111	522,943
SkyWest, Inc.	12,420	325,280
SP Plus Corp.(a)	10,100	209,575
Spartan Motors, Inc.	13,007	167,920
SPX Corp.(a)	7,530	245,779
Sterling Construction Co., Inc.(a)	34,929	331,826
Tetra Tech, Inc.	4,867	343,708
Titan Machinery, Inc.(a)	11,525	100,152
Triton International Ltd.	13,981	361,688
Tutor Perini Corp.(a)	36,395	244,574
UniFirst Corp.	4,688	708,310
Universal Forest Products, Inc.	14,188	527,652
Vectrus, Inc.(a)	9,736	403,168
Werner Enterprises, Inc.	23,827	863,967
		25,021,281
Information Technology (16.0%):
Acacia Communications, Inc.(a)	3,125	209,938

Security Description	Shares	Value
Advanced Energy Industries, Inc.(a)	4,425	$214,568
Agilysys, Inc.(a)	10,507	175,467
Alpha & Omega Semiconductor Ltd.(a)	25,029	160,436
Alteryx, Inc., Class A(a)	1,903	181,109
Amkor Technology, Inc.(a)	45,255	352,536
Anixter International, Inc.(a)	6,848	601,734
Appfolio, Inc., Class A(a)	2,412	267,611
Avaya Holdings Corp.(a)	45,600	368,904
Avnet, Inc.	10,300	258,530
Axcelis Technologies, Inc.(a)	9,724	178,046
Belden, Inc.(b)	5,647	203,744
Benchmark Electronics, Inc.	26,066	521,059
Cabot Microelectronics Corp.	2,437	278,159
CACI International, Inc., Class A(a)	3,918	827,286
Cardtronics PLC, Class A(a)	5,252	109,872
Cass Information Systems, Inc.	7,554	265,599
Cirrus Logic, Inc.(a)	8,620	565,731
Cohu, Inc.	11,103	137,455
Comtech Telecommunications Corp.	7,163	95,196
Conduent, Inc.(a)	54,687	133,983
Coupa Software, Inc.(a)	2,122	296,507
CSG Systems International, Inc.	17,281	723,210
Cypress Semiconductor Corp.	29,083	678,217
Digital Turbine, Inc.(a)	23,552	101,509
Diodes, Inc.(a)	13,793	560,479
EchoStar Corp., Class A(a)	21,482	686,780
Entegris, Inc.	12,883	576,772
Euronet Worldwide, Inc.(a)	3,002	257,331
Everi Holdings, Inc.(a)	17,908	59,096
Fabrinet(a)	9,207	502,334
Fair Isaac Corp.(a)	2,370	729,225
FormFactor, Inc.(a)	19,759	396,958
Ichor Holdings Ltd.(a)	14,869	284,890
Inphi Corp.(a)	3,483	275,749
Insight Enterprises, Inc.(a)	10,600	446,578
Itron, Inc.(a)	9,394	524,467
J2 Global, Inc.	10,115	757,108
Jabil, Inc.	19,724	484,816
KBR, Inc.	22,079	456,594
KEMET Corp.	14,228	343,748
Knowles Corp.(a)	35,823	479,312
Kulicke & Soffa Industries, Inc.	27,098	565,535
Lattice Semiconductor Corp.(a)	25,590	456,014
Limelight Networks, Inc.(a)	40,582	231,317
Lumentum Holdings, Inc.(a)	2,512	185,134
ManTech International Corp., Class A	10,320	749,954
Mellanox Technologies Ltd.(a)	3,446	418,069
Mesa Laboratories, Inc.(b)	1,131	255,708
Methode Electronics, Inc.	19,670	519,878
MKS Instruments, Inc.	5,278	429,893
Model N, Inc.(a)	22,494	499,592
NetScout Systems, Inc.(a)	14,197	336,043
NIC, Inc.	14,810	340,630
Nuance Communications, Inc.(a)	19,045	319,575
Onto Innovation, Inc.(a)	14,430	428,138
Paylocity Holding Corp.(a)	2,282	201,546
Paysign, Inc.(a)(b)	25,859	133,432
PC Connection, Inc.	13,796	568,533
Perficient, Inc.(a)	18,766	508,371
Perspecta, Inc.	11,783	214,922
Photronics, Inc.(a)	41,321	423,953
Plexus Corp.(a)	11,514	628,204

Security Description	Shares	Value
Rambus, Inc.(a)	54,395	$603,786
Sanmina Corp.(a)	21,065	574,653
ScanSource, Inc.(a)	13,083	279,845
SMART Global Holdings, Inc.(a)	18,604	452,077
SolarEdge Technologies, Inc.(a)(b)	4,831	395,562
Switch, Inc., Class A	18,537	267,489
Sykes Enterprises, Inc.(a)	24,638	668,183
Synaptics, Inc.(a)	7,260	420,136
SYNNEX Corp.	4,970	363,307
Tech Data Corp.(a)	4,595	601,256
TiVo Corp.	85,982	608,753
TTEC Holdings, Inc.	8,008	294,054
TTM Technologies, Inc.(a)	44,800	463,232
Ultra Clean Holdings, Inc.(a)	16,118	222,428
Vishay Intertechnology, Inc.	16,853	242,852
Xperi Corp.	29,185	405,963
		31,006,660
Materials (3.3%):
Boise Cascade Co.	17,673	420,264
Clearwater Paper Corp.(a)	10,085	219,954
Hecla Mining Co.	75,882	138,105
Innospec, Inc.	8,459	587,816
Koppers Holdings, Inc.(a)	9,545	118,072
Louisiana-Pacific Corp.	23,764	408,266
P.H. Glatfelter Co.	32,772	400,474
Reliance Steel & Aluminum Co.	7,789	682,240
Royal Gold, Inc.	3,771	330,754
Schnitzer Steel Industries, Inc.	13,774	179,613
Schweitzer-Mauduit International, Inc.	8,703	242,117
Silgan Holdings, Inc.	19,755	573,290
Stepan Co.	4,482	396,478
Summit Materials, Inc., Class A(a)	12,449	186,735
The Scotts Miracle-Gro Co.	7,866	805,478
United States Steel Corp.(b)	15,614	98,524
Venator Materials PLC(a)	174,735	300,544
Verso Corp., Class A(a)	10,058	113,454
Warrior Met Coal, Inc.	31,397	333,436
		6,535,614
Real Estate (12.9%):
Agree Realty Corp.	16,640	1,030,016
Alexander & Baldwin, Inc.	43,652	489,775
Altisource Portfolio Solutions SA(a)	23,411	179,562
American Assets Trust, Inc.	14,607	365,175
American Finance Trust, Inc.	32,330	202,063
American Homes 4 Rent, Class A	22,490	521,768
Americold Realty Trust	13,290	452,392
Brixmor Property Group, Inc.	20,531	195,045
CareTrust REIT, Inc.	25,968	384,067
Community Healthcare Trust, Inc.	23,676	906,317
CorEnergy Infrastructure Trust, Inc.(b)	25,461	467,973
Cousins Properties, Inc.	15,623	457,285
Easterly Government Properties, Inc.	60,004	1,478,498
EastGroup Properties, Inc.	10,065	1,051,591
Equity Commonwealth	57,536	1,824,466
Essential Properties Realty Trust, Inc.	36,364	474,914
First Industrial Realty Trust, Inc.	32,033	1,064,457
Gaming and Leisure Properties, Inc.	15,444	427,953
Global Medical REIT, Inc.	26,643	269,627
Independence Realty Trust, Inc.	83,273	744,461
Innovative Industrial Properties, Inc.(b)	5,811	441,229

Security Description	Shares	Value
Lamar Advertising Co., Class A	6,431	$329,782
Lexington Realty Trust	105,983	1,052,411
LTC Properties, Inc.	13,032	402,689
Marcus & Millichap, Inc.(a)	22,094	598,748
New Senior Investment Group, Inc.	47,458	121,492
NexPoint Residential Trust, Inc.	21,436	540,402
Outfront Media, Inc.	29,850	402,378
Piedmont Office Realty Trust, Inc., Class A	28,428	502,038
PS Business Parks, Inc.	4,015	544,113
QTS Realty Trust, Inc., Class A	6,727	390,233
RE/MAX Holdings, Inc.	16,820	368,694
Realogy Holdings Corp.	18,779	56,525
Rexford Industrial Realty, Inc.	26,352	1,080,696
Safehold, Inc.	22,637	1,431,338
Spirit Realty Capital, Inc.	18,528	484,507
STORE Capital Corp.	30,105	545,503
Terreno Realty Corp.	24,215	1,253,126
The RMR Group, Inc., Class A	8,099	218,430
The St. Joe Co.(a)(b)	23,133	388,172
Universal Health Realty Income Trust	7,932	799,625
		24,939,536
Utilities (4.2%):
Black Hills Corp.	16,359	1,047,467
Clearway Energy, Inc., Class C	24,962	469,286
El Paso Electric Co.	9,269	629,921
Hawaiian Electric Industries, Inc.	38,048	1,637,966
MDU Resources Group, Inc.	23,908	514,022
NorthWestern Corp.	20,274	1,212,993
Ormat Technologies, Inc.	7,814	528,695
PNM Resources, Inc.	10,634	404,092
Portland General Electric Co.	24,238	1,161,970
Spire, Inc.	8,406	626,079
		8,232,491
Total Common Stocks (Cost $247,212,967)		193,518,513

Rights (0.0%)(c)
Health Care (0.0%):(c)
Achillion Pharmaceuticals, Expires 1/29/21 (a)(d)(e)	17,954	8,259
Total Rights (Cost $—)		8,259

Collateral for Securities Loaned^ (3.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(f)	161,304	161,304
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(f)	1,961,044	1,961,044
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(f)	80,464	80,464
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(f)	1,121,704	1,121,704
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(f)	641,871	641,871

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(f)	2,885,976	$2,885,976
Total Collateral for Securities Loaned (Cost $6,852,363)		6,852,363

Total Investments (Cost $254,065,330) — 102.8%		200,379,135
Liabilities in excess of other assets — (2.8)%		(5,364,640)
NET ASSETS - 100.00%		$195,014,495

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 0.2% of the Fund’s net assets.
(e)	Security was fair valued based using significant unobservable inputs as of March 31, 2020.
(f)	Rate disclosed is the daily yield on March 31, 2020.

AMBAC—American Municipal Bond Assurance Corporation

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	20	6/19/20	$1,146,481	$1,147,600	$1,119
	Total unrealized appreciation				$1,119
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$1,119

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Australia (5.2%):
Communication Services (0.2%):
REA Group Ltd.	11,944	$562,823

Consumer Discretionary (0.1%):
Harvey Norman Holdings Ltd.	236,553	427,109

Consumer Staples (1.5%):
Coca-Cola Amatil Ltd.	116,992	632,989
Coles Group Ltd.	87,101	808,184
Wesfarmers Ltd.	39,237	822,996
Woolworths Group Ltd.	92,493	1,987,027
		4,251,196
Energy (0.4%):
Caltex Australia Ltd.	34,394	469,856
Santos Ltd.	248,292	519,728
		989,584
Financials (0.6%):
ASX Ltd.	25,183	1,188,211
Magellan Financial Group Ltd.	13,756	366,411
		1,554,622
Health Care (0.9%):
CSL Ltd.	9,311	1,690,723
Sonic Healthcare Ltd.	58,605	872,699
		2,563,422
Industrials (0.5%):
Aurizon Holdings Ltd.	265,042	686,188
Qantas Airways Ltd.	336,073	664,391
		1,350,579
Materials (0.6%):
BlueScope Steel Ltd.	122,298	645,978
Fortescue Metals Group Ltd.	156,789	959,629
		1,605,607
Real Estate (0.4%):
Mirvac Group	932,262	1,192,538
		14,497,480
Austria (0.6%):
Energy (0.3%):
OMV AG	29,002	800,652

Financials (0.3%):
Raiffeisen Bank International AG	50,666	743,560
		1,544,212
Belgium (0.9%):
Communication Services (0.3%):
Proximus SADP	32,707	748,977

Financials (0.6%):
Ageas	41,485	1,725,640
		2,474,617
Canada (11.8%):
Communication Services (0.9%):
BCE, Inc.	32,639	1,323,813
TELUS Corp. (a)	81,920	1,280,585
		2,604,398
Consumer Discretionary (0.5%):
Magna International, Inc.	28,086	886,179

Security Description	Shares	Value
The Stars Group, Inc. (b)	19,787	$400,091
		1,286,270
Consumer Staples (2.1%):
Alimentation Couche-Tard, Inc., Class B	27,810	647,698
Empire Co. Ltd., Class A	23,425	453,079
Loblaw Cos. Ltd.	46,518	2,371,083
METRO, Inc.	60,155	2,405,186
		5,877,046
Energy (0.8%):
Cenovus Energy, Inc.	50,576	100,914
Ovintiv, Inc. (a)	51,288	139,088
TC Energy Corp.	44,510	1,956,020
		2,196,022
Financials (2.7%):
Brookfield Asset Management, Inc., Class A	18,955	830,725
Great-West Lifeco, Inc.	54,240	926,388
iA Financial Corp., Inc.	39,910	1,240,467
Intact Financial Corp.	27,447	2,345,437
Manulife Financial Corp.	45,147	560,472
Power Corp. of Canada	103,632	1,648,385
		7,551,874
Industrials (1.3%):
Air Canada (b)	33,219	367,583
CAE, Inc.	34,744	434,254
Thomson Reuters Corp.	30,938	2,084,052
WSP Global, Inc.	15,241	855,771
		3,741,660
Information Technology (0.3%):
CGI, Inc. (b)	16,418	878,833

Materials (0.8%):
Aginco Eagle Mines Ltd.	10,597	418,266
Kinross Gold Corp. (b)	233,322	926,174
Kirkland Lake Gold Ltd.	10,307	300,155
Teck Resources Ltd., Class B	66,897	501,487
		2,146,082
Utilities (2.4%):
Algonquin Power & Utilities Corp. (a)	185,759	2,473,132
Emera, Inc.	34,925	1,361,814
Hydro One Ltd. (c)	162,052	2,885,023
		6,719,969
		33,002,154
China (0.3%):
Industrials (0.3%):
Yangzijiang Shipbuilding Holdings Ltd.	1,411,600	822,859

Denmark (1.5%):
Consumer Discretionary (0.1%):
Pandora A/S	8,751	284,245

Consumer Staples (0.8%):
Carlsberg A/S, Class B	17,894	2,025,468

Industrials (0.3%):
AP Moller - Maersk A/S, Class A	1,056	874,979

Utilities (0.3%):
Orsted A/S (c)	8,708	853,284
		4,037,976

Security Description	Shares	Value
Finland (1.0%):
Communication Services (0.8%):
Elisa Oyj	36,557	$2,265,534

Energy (0.2%):
Neste Oyj	15,772	533,884
		2,799,418
France (8.9%):
Communication Services (0.4%):
Orange SA	78,696	961,497

Consumer Discretionary (1.1%):
Cie Generale des Etablissements Michelin SCA	6,755	600,810
Faurecia SE	10,680	319,918
LVMH Moet Hennessy Louis Vuitton SE	1,945	722,303
Peugeot SA	59,219	790,458
Renault SA	37,290	724,548
		3,158,037
Consumer Staples (0.9%):
Carrefour SA	87,261	1,380,194
Casino Guichard Perrachon SA (a)	25,235	972,164
		2,352,358
Energy (0.3%):
TOTAL SA	19,427	754,382

Financials (0.8%):
BNP Paribas SA	27,641	834,353
Credit Agricole SA	107,633	790,090
Societe Generale SA	42,554	716,634
		2,341,077
Health Care (0.9%):
EssilorLuxottica SA (a)	6,511	702,131
Sanofi	20,623	1,813,454
		2,515,585
Industrials (2.9%):
Alstom SA	20,663	864,728
Bouygues SA	45,292	1,327,893
Compagnie de Saint-Gobain	23,535	572,384
Eiffage SA	9,787	692,651
Legrand SA	14,872	954,294
Safran SA	6,601	580,449
Schneider Electric SE	9,043	779,704
Teleperformance	3,480	724,737
Vinci SA	20,285	1,678,231
		8,175,071
Information Technology (0.8%):
Atos SE	16,295	1,103,891
Ingenico Group SA	10,051	1,069,098
		2,172,989
Real Estate (0.6%):
Gecina SA	6,392	846,544
Icade	11,681	924,744
		1,771,288
Utilities (0.2%):
Engie SA	54,059	558,284
		24,760,568
Germany (4.5%):
Consumer Discretionary (0.8%):
Bayerische Motoren Werke AG	23,953	1,238,296
Daimler AG, Registered Shares	13,295	401,460

Security Description	Shares	Value
Delivery Hero SE (b)(c)	8,937	$666,423
		2,306,179
Consumer Staples (0.1%):
METRO AG	42,108	363,525

Financials (1.8%):
Commerzbank AG	161,602	586,656
Deutsche Bank AG, Registered Shares (a)	130,142	852,362
Hannover Rueck SE	12,420	1,785,246
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	8,962	1,810,356
		5,034,620
Health Care (0.6%):
Bayer AG, Registered Shares	17,395	1,008,729
Merck KGaA	7,756	796,731
		1,805,460
Industrials (0.6%):
Deutsche Lufthansa AG, Registered Shares (a)	72,043	676,819
MTU Aero Engines AG	6,364	931,169
		1,607,988
Materials (0.2%):
HeidelbergCement AG	11,685	501,187

Utilities (0.4%):
RWE AG	38,393	1,009,356
		12,628,315
Hong Kong (2.1%):
Consumer Discretionary (0.2%):
Techtronic Industries Co. Ltd.	83,500	541,879

Consumer Staples (0.4%):
WH Group Ltd. (c)	1,141,500	1,067,731

Industrials (0.6%):
CK Hutchison Holdings Ltd.	246,000	1,659,910

Real Estate (0.9%):
Kerry Properties Ltd.	419,000	1,105,491
Sino Land Co. Ltd.	1,256,000	1,594,530
		2,700,021
		5,969,541
Ireland (1.0%):
Communication Services (0.3%):
WPP PLC	112,311	767,884

Consumer Discretionary (0.2%):
Flutter Entertainment PLC	5,752	519,797

Financials (0.1%):
Bank of Ireland Group PLC	139,647	264,164

Industrials (0.2%):
Kingspan Group PLC	13,636	728,654

Materials (0.2%):
James Hardie Industries PLC	40,456	458,576
		2,739,075
Isle of Man (0.1%):
Consumer Discretionary (0.1%):
GVC Holdings PLC	57,979	403,311

Israel (3.3%):
Financials (2.0%):
Bank Hapoalim BM	274,692	1,654,776
Bank Leumi Le-Israel BM	146,849	813,648

Security Description	Shares	Value
Isracard Ltd.	12,818	$34,442
Israel Discount Bank Ltd., Class A	507,151	1,505,346
Mizrahi Tefahot Bank Ltd.	81,520	1,526,260
		5,534,472
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd., ADR (b)	68,872	618,471

Information Technology (0.6%):
Nice Ltd. (b)	11,928	1,765,200

Real Estate (0.5%):
Azrieli Group Ltd.	24,510	1,419,002
		9,337,145
Italy (2.6%):
Communication Services (0.3%):
Telecom Italia SpA (b)	2,187,416	893,813

Energy (0.3%):
Eni SpA	63,265	640,029

Financials (1.0%):
Assicurazioni Generali SpA	43,684	594,839
Mediobanca Banca di Credito Finanziario SpA	59,501	328,265
Poste Italiane SpA (c)	154,049	1,304,913
UniCredit SpA	76,404	599,163
		2,827,180
Industrials (0.4%):
Leonardo SpA	92,290	614,882
Prysmian SpA	31,573	505,794
		1,120,676
Utilities (0.6%):
Enel SpA	249,745	1,737,092
		7,218,790
Japan (29.3%):
Communication Services (1.6%):
KDDI Corp.	39,400	1,164,244
Nippon Telegraph & Telephone Corp.	49,200	1,173,773
NTT DOCOMO, Inc.	52,000	1,626,641
Square Enix Holdings Co. Ltd.	7,500	335,209
Z Holdings Corp.	92,000	296,568
		4,596,435
Consumer Discretionary (3.6%):
Bandai Namco Holdings, Inc.	16,900	820,461
Casio Computer Co. Ltd.	25,900	363,951
Hikari Tsushin, Inc.	2,100	352,675
Honda Motor Co. Ltd.	34,400	774,323
Iida Group Holdings Co. Ltd. (a)	62,100	861,134
Mazda Motor Corp.	112,600	596,611
Oriental Land Co. Ltd.	4,400	563,272
Sekisui House Ltd.	60,700	1,003,373
Sony Corp.	12,600	749,429
Subaru Corp.	31,600	606,943
Sumitomo Electric Industries Ltd.	33,000	347,867
The Yokohama Rubber Co. Ltd.	44,800	557,328
Toyoda Gosei Co. Ltd.	37,400	642,301
Toyota Industries Corp.	15,500	743,736
Toyota Motor Corp.	17,400	1,047,820
		10,031,224
Consumer Staples (1.9%):
Ajinomoto Co., Inc.	32,300	601,539
Asahi Group Holdings Ltd.	25,800	838,849

Security Description	Shares	Value
NH Foods Ltd.	23,000	$802,140
Seven & i Holdings Co. Ltd.	15,700	520,061
Sundrug Co. Ltd.	17,800	570,497
Toyo Suisan Kaisha Ltd.	29,200	1,411,922
Tsuruha Holdings, Inc.	3,600	475,531
		5,220,539
Energy (0.6%):
Idemitsu Kosan Co. Ltd.	22,344	512,884
Inpex Corp.	82,400	464,686
JXTG Holdings, Inc.	179,100	614,171
		1,591,741
Financials (3.7%):
ACOM Co. Ltd.	114,300	464,802
Concordia Financial Group Ltd.	193,100	563,443
Credit Saison Co. Ltd.	46,200	537,513
Fukuoka Financial Group, Inc.	39,100	518,291
Mebuki Financial Group, Inc.	380,500	775,416
Mitsubishi UFJ Financial Group, Inc.	187,800	701,064
Mitsubishi UFJ Lease & Finance Co. Ltd.	135,400	667,248
Mizuho Financial Group, Inc.	415,700	475,944
Nomura Holdings, Inc.	99,500	421,945
ORIX Corp.	62,500	752,918
Resona Holdings, Inc.	204,400	615,728
Shinsei Bank Ltd.	52,600	702,600
Sumitomo Mitsui Financial Group, Inc.	33,000	801,806
Sumitomo Mitsui Trust Holdings, Inc.	28,400	821,839
The Bank of Kyoto Ltd.	10,800	344,143
The Chiba Bank Ltd.	147,000	644,074
The Shizuoka Bank Ltd.	64,700	393,756
		10,202,530
Health Care (2.0%):
Astellas Pharma, Inc.	61,400	950,391
Chugai Pharmaceutical Co. Ltd.	10,500	1,215,784
Daiichi Sankyo Co. Ltd.	11,300	778,141
Hoya Corp.	11,769	1,002,962
Kyowa Kirin Co. Ltd.	17,800	399,348
Medipal Holdings Corp.	49,000	915,956
Olympus Corp.	20,800	300,955
		5,563,537
Industrials (5.9%):
ANA Holdings, Inc. (a)	19,000	464,462
Asahi Glass Co. Ltd.	28,100	692,121
Dai Nippon Printing Co. Ltd.	39,200	835,526
Hankyu Hanshin Holdings, Inc.	17,400	585,883
ITOCHU Corp.	51,300	1,065,632
JTEKT Corp.	26,800	182,465
Kajima Corp.	71,000	729,369
Keisei Electric Railway Co. Ltd.	13,800	398,833
Kintetsu Group Holdings Co. Ltd.	12,500	578,945
LIXIL Group Corp.	18,700	232,981
Marubeni Corp.	140,600	701,991
Mitsubishi Corp.	43,200	916,982
Mitsubishi Heavy Industries Ltd.	12,500	316,393
Mitsui & Co. Ltd.	63,800	888,549
Mitsui Osk Lines Ltd.	28,800	466,061
Nagoya Railroad Co. Ltd.	20,100	564,152
NGK Insulators Ltd.	30,600	401,651
Nippon Yusen KK	46,600	555,116
Obayashi Corp.	86,300	740,251
Shimizu Corp.	96,400	754,555

Security Description	Shares	Value
Sumitomo Corp.	74,100	$850,446
Sumitomo Heavy Industries Ltd.	13,100	236,748
Tobu Railway Co. Ltd.	19,900	694,947
Toppan Printing Co. Ltd.	52,800	809,937
Toyota Tsusho Corp.	25,900	610,823
West Japan Railway Co.	17,800	1,219,478
		16,494,297
Information Technology (2.7%):
Advantest Corp.	10,900	438,201
Brother Industries Ltd.	39,000	597,527
FUJIFILM Holdings Corp.	24,100	1,214,209
Fujitsu Ltd.	9,900	894,581
Hitachi High-Technologies Co.	11,300	835,292
Hitachi Ltd.	23,100	672,533
Kyocera Corp.	14,000	831,013
NEC Corp.	27,700	1,012,241
Ricoh Co. Ltd.	88,800	653,117
SUMCO Corp.	14,100	181,940
TDK Corp.	3,300	256,162
		7,586,816
Materials (2.6%):
Hitachi Chemical Co. Ltd.	19,941	847,846
Hitachi Metals Ltd.	26,300	277,483
JFE Holdings, Inc.	69,700	453,885
Mitsubishi Chemical Holdings Corp.	111,900	666,290
Mitsubishi Gas Chemical Co., Inc.	21,100	229,851
Mitsubishi Materials Corp.	30,600	627,845
Mitsui Chemicals, Inc.	34,500	655,454
Nippon Steel Corp.	31,300	268,306
Oji Holdings Corp.	82,700	443,549
Showa Denko KK	18,500	383,350
Sumitomo Chemical Co. Ltd.	183,800	546,522
Taiheiyo Cement Corp.	15,700	269,047
Teijin Ltd.	61,900	1,049,298
Tosoh Corp.	52,000	592,469
		7,311,195
Real Estate (3.8%):
Aeon Mall Co. Ltd.	30,500	385,082
Daiwa House Industry Co. Ltd.	31,200	773,822
Daiwa House REIT Investment Corp.	298	727,920
Hulic Co. Ltd.	93,000	945,894
Japan Prime Realty Investment Corp.	188	565,977
Japan Real Estate Investment Corp.	255	1,495,206
Japan Retail Fund Investment Corp.	373	422,219
Nippon Building Fund, Inc.	213	1,428,484
Nippon Prologis REIT, Inc.	576	1,447,003
Nomura Real Estate Holdings, Inc.	17,200	279,616
Nomura Real Estate Master Fund, Inc.	862	1,090,725
Orix JREIT, Inc.	436	573,498
United Urban Investment Corp.	457	455,074
		10,590,520
Utilities (0.9%):
Chubu Electric Power Co., Inc.	84,700	1,196,102
Electric Power Development Co. Ltd.	38,700	780,775
Tokyo Electric Power Co. Holdings (b)	192,400	671,898
		2,648,775
		81,837,609

Security Description	Shares	Value
Luxembourg (0.2%):
Materials (0.2%):
ArcelorMittal SA	63,792	$606,233

Netherlands (3.0%):
Consumer Staples (0.6%):
Koninklijke Ahold Delhaize NV	75,213	1,756,596

Energy (0.3%):
Koninklijke Vopak NV	15,658	814,710

Financials (1.2%):
Aegon NV	349,303	886,892
EXOR NV	18,442	951,067
NN Group NV	52,075	1,405,626
		3,243,585
Industrials (0.2%):
AerCap Holdings NV (b)	28,139	641,288

Information Technology (0.4%):
NXP Semiconductor NV	11,586	960,827

Materials (0.3%):
Koninklijke DSM NV	7,358	835,613
		8,252,619
New Zealand (1.1%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd.	51,959	935,821
Ryman Healthcare Ltd.	85,497	522,074
		1,457,895
Utilities (0.6%):
Mercury Ltd.	316,046	790,691
Meridian Energy Ltd.	365,485	875,377
		1,666,068
		3,123,963
Norway (1.0%):
Consumer Staples (1.0%):
Mowi ASA	38,913	587,901
Orkla ASA, Class A	253,427	2,148,374
		2,736,275
Portugal (0.3%):
Utilities (0.3%):
Energias de Portugal SA	191,466	768,494

Russian Federation (0.1%):
Materials (0.1%):
Evraz PLC	87,289	250,671

Singapore (1.8%):
Consumer Staples (0.6%):
Wilmar International Ltd.	721,800	1,637,401

Real Estate (1.2%):
Ascendas Real Estate Investment Trust	709,354	1,409,890
Mapletree Commercial Trust	1,555,700	1,999,460
		3,409,350
		5,046,751
Spain (2.6%):
Communication Services (0.6%):
Cellnex Telecom SA (c)	34,207	1,555,768

Energy (0.4%):
Repsol SA	137,587	1,257,859

Security Description	Shares	Value
Financials (0.2%):
Banco de Sabadell SA	1,175,334	$604,839

Industrials (0.6%):
Ferrovial SA	73,175	1,755,969

Utilities (0.8%):
Iberdrola SA	213,526	2,104,872
		7,279,307
Sweden (2.3%):
Consumer Staples (1.4%):
Essity AB, Class B	30,570	944,157
ICA Gruppen AB	50,707	2,138,786
Swedish Match AB	12,686	727,278
		3,810,221
Financials (0.4%):
L E Lundbergforetagen AB, B Shares	24,649	1,013,058

Industrials (0.4%):
Skanska AB, Class B	80,979	1,237,852

Materials (0.1%):
Boliden AB	22,731	415,952
		6,477,083
Switzerland (4.2%):
Consumer Staples (0.5%):
Nestle SA, Registered Shares	14,283	1,468,084
Financials (1.0%):
Baloise Holding AG, Registered Shares	6,804	892,385
Swiss Life Holding AG	2,448	833,416
Zurich Insurance Group AG	3,136	1,113,020
		2,838,821
Health Care (1.4%):
Novartis AG, Registered Shares	11,806	974,326
Roche Holding AG	7,048	2,287,659
Sonova Holding AG, Registered Shares	3,744	674,852
		3,936,837
Information Technology (0.3%):
STMicroelectronics NV	37,079	808,612

Real Estate (1.0%):
Swiss Prime Site AG, Registered Shares	28,049	2,746,776
		11,799,130
United Kingdom (8.4%):
Communication Services (0.6%):
BT Group PLC	383,807	561,091
Vodafone Group PLC	845,443	1,184,593
		1,745,684
Consumer Discretionary (1.7%):
Barratt Developments PLC	165,893	907,137
Berkeley Group Holdings PLC	26,314	1,179,510
Fiat Chrysler Automobiles NV	75,050	541,194
JD Sports Fashion PLC	114,333	648,872
Persimmon PLC	17,817	423,399
Taylor Wimpey PLC	597,178	870,058
		4,570,170
Consumer Staples (2.1%):
British American Tobacco PLC	35,229	1,205,198
Coca-Cola European Partners PLC	21,031	789,293
Imperial Brands PLC	34,995	649,496
J Sainsbury PLC	609,446	1,589,964

Security Description	Shares	Value
Tesco PLC	564,559	$1,601,665
		5,835,616
Financials (1.9%):
3i Group PLC	131,963	1,296,264
Barclays PLC	743,841	868,005
London Stock Exchange Group PLC	18,320	1,653,725
M&G PLC (b)	293,440	409,698
Royal Bank of Scotland Group PLC	495,491	693,643
Standard Chartered PLC	85,787	474,207
		5,395,542
Health Care (0.3%):
Smith & Nephew PLC	50,358	895,726

Industrials (0.3%):
easyJet PLC	31,549	223,372
Meggitt PLC	113,988	410,310
Melrose Industries PLC	206,584	234,382
		868,064
Information Technology (0.1%):
Micro Focus International PLC	72,662	360,391

Materials (0.3%):
Anglo American PLC	42,596	748,103

Real Estate (0.8%):
Segro PLC	223,643	2,118,630

Utilities (0.3%):
SSE PLC	47,394	766,903
		23,304,829
United States (0.1%):
Health Care (0.1%):
Bausch Health Cos., Inc. (b)	25,134	385,128

Total Common Stocks (Cost $338,046,251)		274,103,553

Preferred Stocks (0.6%)

Germany (0.6%):
Consumer Discretionary (0.6%):
Porsche Automobil Holding SE	19,549	829,691
Volkswagen AG	7,538	883,680
		1,713,371
Total Preferred Stocks (Cost $2,627,970)		1,713,371

Collateral for Securities Loaned^ (2.2%)

United States (2.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (d)	139,080	139,080
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (d)	1,690,863	1,690,863
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (d)	69,378	69,378
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (d)	967,162	967,162
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (d)	553,438	553,438
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (d)	2,488,363	2,488,363
Total Collateral for Securities Loaned (Cost $5,908,284)		5,908,284

Total Investments (Cost $346,582,505) — 101.0%		281,725,208

Liabilities in excess of other assets — (1.0)%	(2,652,214)
NET ASSETS - 100.00%	$279,072,994

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $8,333,142 and amounted to 3.0% of net assets.

(d)	Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	16	6/19/20	$1,164,083	$1,247,440	$83,357

	Total unrealized appreciation				$83,357
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$83,357

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.9%)

Brazil (5.1%):
Communication Services (0.2%):
TIM Participacoes SA	131,192	$314,662

Consumer Discretionary (0.3%):
Lojas Renner SA	41,986	271,671
Magazine Luiza SA	18,784	141,208
		412,879
Consumer Staples (1.0%):
JBS SA	108,552	425,702
Natura & Co. Holding SA	78,859	391,361
Raia Drogasil SA	35,100	689,264
		1,506,327
Energy (0.4%):
Cosan SA	54,200	561,792

Financials (0.6%):
Banco BTG Pactual SA	54,200	347,358
IRB Brasil Resseguros SA	54,800	102,276
Sul America SA	68,400	445,749
		895,383
Health Care (0.9%):
Hapvida Participacoes E Investimentos SA (a)	77,900	636,826
Notre Dame Intermedica Participacoes SA	68,900	597,259
		1,234,085
Industrials (0.4%):
Localiza Rent a Car SA	36,815	186,680
WEG SA	50,200	324,917
		511,597
Materials (0.3%):
Cia Siderurgica Nacional SA	107,600	144,805
Vale SA	35,485	295,697
		440,502
Real Estate (0.5%):
BR Malls Participacoes SA	119,898	230,707
Multiplan Empreendimentos Imobiliarios SA	139,596	513,533
		744,240
Utilities (0.5%):
Centrais Eletricas Brasileiras SA	49,648	228,397
Cia de Saneamento Basico do Estado de Sao Paulo	56,976	429,632
		658,029
		7,279,496
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA	417,833	436,359

China (27.2%):
Communication Services (1.0%):
China Telecom Corp. Ltd., Class H	3,289,952	997,482
JOYY, Inc., ADR (b)	8,930	475,612
		1,473,094
Consumer Discretionary (3.6%):
ANTA Sports Products Ltd.	42,000	308,596
BAIC Motor Corp. Ltd., Class H (a)	1,073,444	426,558
Brilliance China Automotive Holdings Ltd.	546,000	449,429
Dongfeng Motor Group Co. Ltd., Class H	914,482	602,898
Great Wall Motor Co. Ltd., Class H	824,000	528,362
Guangzhou Automobile Group Co. Ltd.	563,061	565,901

Security Description	Shares	Value
Li Ning Co. Ltd.	219,500	$641,432
Meituan Dianping, Class B (b)	25,100	303,270
Pinduoduo, Inc., ADR (b)	7,538	271,594
Vipshop Holdings Ltd., ADR (b)	32,587	507,706
Zhongsheng Group Holdings Ltd.	165,854	579,887
		5,185,633
Consumer Staples (0.4%):
Tsingtao Brewery Co. Ltd., Class H	54,000	275,542
Yihai International Holding Ltd.	37,000	280,213
		555,755
Energy (0.4%):
Yanzhou Coal Mining Co. Ltd., Class H	644,536	505,590
Financials (7.6%):
Agricultural Bank of China Ltd., Class H	2,670,640	1,071,578
Bank of China Ltd., Class H	2,996,084	1,148,043
Bank of Communications Co. Ltd., Class H	1,938,181	1,187,779
China Cinda Asset Management Co. Ltd., Class H	4,084,166	774,584
China CITIC Bank Corp. Ltd., Class H	2,014,619	995,496
China Construction Bank Corp., Class H	1,350,235	1,104,451
China Everbright Bank Co. Ltd.	2,390,633	916,046
China Huarong Asset Management Co. Ltd., Class H (a)	4,945,714	625,321
China Minsheng Banking Corp. Ltd., Class H	1,739,288	1,292,534
Chongqing Rural Commercial Bank Co. Ltd.	1,769,488	725,977
Industrial & Commercial Bank of China Ltd., Class H	786,038	538,500
Postal Savings Bank of China Co. Ltd., Class H (a)	846,848	515,698
		10,896,007
Health Care (2.2%):
China Medical System Holdings Ltd.	427,920	463,204
China Resources Pharmaceutical Group Ltd. (a)	993,137	595,813
Luye Pharma Group Ltd. (a)	933,029	455,024
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	578,708	731,701
Shanghai Pharmaceuticals Holding Co. Ltd.	505,953	860,347
		3,106,089
Industrials (7.2%):
A-Living Services Co. Ltd., Class H (a)	210,824	1,025,438
China Communications Construction Co. Ltd.	1,320,005	919,639
China Conch Venture Holdings Ltd.	237,789	1,061,490
China Lesso Group Holdings Ltd.	640,375	844,371
China Railway Construction Corp. Ltd.	829,840	929,313
China Railway Group Ltd.	1,636,872	872,193
Country Garden Services Holdings Co. Ltd.	214,159	870,352
Fosun International Ltd.	299,000	345,642
Metallurgical Corp. of China Ltd.	4,857,132	852,249
Shenzhen Expressway Co. Ltd., Class H	447,720	456,333
Sinopec Engineering Group Co. Ltd., Class H	1,546,538	650,468
Sinotrans Ltd.	1,381,224	340,365
Weichai Power Co. Ltd.	366,891	590,744
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	866,624	630,605
		10,389,202
Information Technology (0.4%):
Xinyi Solar Holdings Ltd.	940,000	532,403

Materials (2.1%):
Anhui Conch Cement Co. Ltd., Class H	63,811	443,332
BBMG Corp.	2,273,000	568,917
China Hongqiao Group Ltd.	610,500	259,925
China National Building Material Co. Ltd.	548,697	599,603
China Zhongwang Holdings Ltd.	2,222,967	585,075
Maanshan Iron & Steel Co. Ltd., Class H	1,858,000	582,505
		3,039,357

Security Description	Shares	Value
Real Estate (2.0%):
China Aoyuan Group Ltd.	332,965	$390,061
China Vanke Co. Ltd.	196,705	648,417
Kaisa Group Holdings Ltd.	740,442	274,170
Logan Property Holdings Co. Ltd.	196,058	302,526
Longfor Group Holdings Ltd. (a)	147,790	719,797
Seazen Group Ltd.	184,000	166,174
Sunac China Holdings Ltd.	90,584	419,560
		2,920,705
Utilities (0.3%):
China Power International Development Ltd.	2,651,865	492,676
		39,096,511
Greece (1.3%):
Communication Services (0.7%):
Hellenic Telecommunications Organization SA	77,159	929,596

Consumer Discretionary (0.2%):
FF Group (b)(c)(d)	14,913	3,927
OPAP SA	44,591	339,067
		342,994
Financials (0.4%):
Alpha Bank AE (b)	247,550	190,409
Eurobank Ergasias SA (b)	477,764	207,069
National Bank of Greece SA (b)	147,307	200,263
		597,741
		1,870,331
Hong Kong (6.7%):
Communication Services (0.5%):
China Unicom Hong Kong Ltd.	1,184,055	682,853

Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd.	1,562,000	366,775

Financials (0.2%):
China Everbright Ltd.	233,067	343,997

Health Care (0.8%):
China Traditional Chinese Medicine Holdings Co. Ltd.	1,315,122	598,947
Sino Biopharmaceutical Ltd.	396,000	522,149
		1,121,096
Industrials (1.8%):
CITIC Ltd.	1,097,703	1,148,560
Shanghai Industrial Holdings Ltd.	705,209	1,066,334
Sinotruk Hong Kong Ltd.	236,029	392,828
		2,607,722
Information Technology (0.4%):
Kingboard Holdings Ltd.	247,822	580,635

Materials (0.9%):
China Resources Cement Holdings Ltd.	561,390	669,969
Nine Dragons Paper Holdings Ltd.	654,151	596,685
		1,266,654
Real Estate (1.2%):
China Resources Land Ltd. (e)	182,514	753,519
Shimao Property Holdings Ltd.	84,516	297,680
Yuexiu Property Co. Ltd.	4,058,000	732,973
		1,784,172
Utilities (0.6%):
Beijing Enterprises Holdings Ltd.	239,848	880,372
		9,634,276

Security Description	Shares	Value
Hungary (0.8%):
Health Care (0.8%):
Richter Gedeon Nyrt	61,068	$1,147,107

India (1.8%):
Communication Services (0.2%):
Bharti Airtel Ltd. (b)	57,381	334,420

Financials (0.7%):
HDFC Asset Management Co. Ltd. (a)	18,033	503,628
REC Ltd.	376,696	441,920
		945,548
Health Care (0.3%):
Dr. Reddy’s Laboratories Ltd.	10,189	420,314

Materials (0.5%):
Berger Paints India Ltd.	66,779	439,551
Hindalco Industries Ltd.	167,589	212,003
		651,554
Real Estate (0.1%):
DLF Ltd.	99,695	181,135
		2,532,971
Indonesia (0.6%):
Consumer Staples (0.5%):
PT Indofood Sukses Makmur Tbk	1,880,133	731,995

Materials (0.1%):
PT Indah Kiat Pulp & Paper Corp. Tbk	346,870	85,282
		817,277
Korea, Republic Of (19.3%):
Communication Services (1.7%):
Kakao Corp.	2,588	330,582
LG Uplus Corp.	72,709	645,055
NAVER Corp.	2,962	413,636
SK Telecom Co. Ltd.	6,715	976,346
		2,365,619
Consumer Discretionary (3.1%):
Hankook Tire & Technology Co. Ltd.	15,890	252,574
HLB, Inc. (b)	2,008	148,454
Hyundai Department Store Co. Ltd.	14,209	686,318
Hyundai Mobis Co. Ltd.	4,328	602,617
Hyundai Motor Co.	8,536	621,960
Kia Motors Corp.	30,212	645,264
LG Electronics, Inc.	13,864	548,934
Lotte Shopping Co. Ltd.	7,066	435,331
Shinsegae, Inc.	2,965	529,747
		4,471,199
Consumer Staples (2.3%):
CJ CheilJedang Corp.	5,052	896,399
E-MART, Inc.	8,300	726,126
GS Retail Co. Ltd.	25,239	640,642
KT&G Corp.	17,662	1,083,790
		3,346,957
Financials (4.1%):
BNK Financial Group, Inc.	203,199	740,286
Hana Financial Group, Inc.	34,784	660,049
Hanwha Life Insurance Co. Ltd.	285,933	326,485
Industrial Bank of Korea	133,614	823,186
KB Financial Group, Inc.	32,877	933,093
Meritz Securities Co. Ltd.	138,411	321,767

Security Description	Shares	Value
Samsung Securities Co. Ltd.	18,415	$443,981
Shinhan Financial Group Co. Ltd.	37,510	881,247
Woori Financial Group, Inc.	111,864	702,969
		5,833,063
Health Care (0.3%):
Yuhan Corp.	2,257	424,572

Industrials (3.2%):
Daelim Industrial Co. Ltd.	14,185	858,779
Daewoo Engineering & Construction Co. Ltd. (b)	178,657	431,471
GS Engineering & Construction Corp.	32,431	546,134
Hanwha Corp.	47,288	594,329
HDC Hyundai Development Co.-Engineering & Construct	35,414	452,366
Hyundai Heavy Industries Holdings Co. Ltd.	2,938	476,654
LG Corp.	18,490	896,135
Posco International Corp.	29,244	272,657
		4,528,525
Information Technology (1.7%):
KMW Co. Ltd. (b)	10,496	432,825
LG Display Co. Ltd. (b)	33,219	302,897
LG Innotek Co. Ltd.	2,844	266,329
Samsung Electronics Co. Ltd.	20,888	819,322
SK Hynix, Inc.	9,834	672,914
		2,494,287
Materials (2.0%):
Hanwha Chemical Corp.	55,465	610,532
Hyundai Steel Co.	37,995	560,242
Kumho Petrochemical Co. Ltd.	5,496	292,554
Lotte Chemical Corp.	4,789	759,253
POSCO	5,291	699,759
		2,922,340
Utilities (0.9%):
Korea Electric Power Corp. (b)	47,032	743,719
Korea Gas Corp.	32,460	573,286
		1,317,005
		27,703,567
Luxembourg (0.2%):
Financials (0.2%):
Reinet Investments SCA	23,148	368,800

Malaysia (2.3%):
Communication Services (0.5%):
Telekom Malaysia Berhad	771,400	669,618

Consumer Staples (1.3%):
PPB Group Bhd	493,151	1,874,431

Industrials (0.5%):
AirAsia Group Berhad	806,842	147,547
MISC Bhd	340,500	586,417
		733,964
		3,278,013
Mexico (0.2%):
Real Estate (0.2%):
Fibra Uno Administracion SA de CV	388,085	307,533

Poland (2.6%):
Communication Services (1.2%):
Cyfrowy Polsat SA	177,603	1,018,539

Security Description	Shares	Value
Orange Polska SA (b)	460,510	$658,030
		1,676,569
Consumer Staples (0.7%):
Dino Polska SA (a)(b)	23,911	933,183

Energy (0.1%):
Grupa Lotos SA	16,344	204,069

Materials (0.3%):
KGHM Polska Miedz SA (b)	34,354	494,777

Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (b)	460,263	421,866
		3,730,464
Russian Federation (3.9%):
Communication Services (0.2%):
Mobile TeleSystems PJSC, ADR	38,384	291,718

Energy (1.1%):
Gazprom PJSC	260,504	604,835
LUKOIL PJSC	13,049	787,445
Surgutneftegas PJSC	600,500	260,540
		1,652,820
Financials (0.3%):
Sberbank of Russia PJSC	158,290	379,266

Materials (1.8%):
Magnitogorsk Iron & Steel Works PJSC	744,651	366,923
MMC Norilsk Nickel PJSC	3,800	949,249
Polymetal International PLC	32,778	568,186
Polyus PJSC	4,688	638,247
		2,522,605
Utilities (0.5%):
Inter RAO UES PJSC	12,337,029	777,245
		5,623,654
Singapore (0.6%):
Industrials (0.6%):
BOC Aviation Ltd. (a)	125,295	801,795

South Africa (1.9%):
Communication Services (0.3%):
Telkom SA SOC Ltd.	327,819	376,826

Health Care (0.3%):
Aspen Pharmacare Holdings Ltd. (b)	84,333	436,492

Materials (1.3%):
Anglo American Platinum Ltd.	8,254	348,549
AngloGold Ashanti Ltd.	31,565	563,981
Gold Fields Ltd.	53,760	277,770
Impala Platinum Holdings Ltd.	51,422	218,069
Northam Platinum Ltd. (b)	74,600	289,921
Sibanye Stillwater Ltd. (b)	195,300	246,804
		1,945,094
		2,758,412
Taiwan (18.0%):
Consumer Discretionary (1.7%):
Giant Manufacturing Co. Ltd.	61,357	271,873
Hotai Motor Co. Ltd.	50,000	811,798
Pou Chen Corp.	553,000	469,039
Ruentex Industries Ltd.	415,000	952,367
		2,505,077

Security Description	Shares	Value
Financials (8.6%):
Chailease Holding Co. Ltd.	106,139	$321,139
Chang Hwa Commercial Bank Ltd.	2,740,000	1,726,006
E.Sun Financial Holding Co. Ltd.	2,169,457	1,739,640
Hua Nan Financial Holdings Co. Ltd.	3,040,163	1,814,557
Shin Kong Financial Holding Co. Ltd.	1,714,000	432,446
Sinopac Financial Holdings Co. Ltd.	4,210,965	1,538,653
Taiwan Business Bank	5,068,240	1,623,969
Taiwan Cooperative Financial Holding Co. Ltd.	3,144,970	1,908,311
Yuanta Financial Holding Co. Ltd.	2,336,554	1,201,442
		12,306,163
Information Technology (6.2%):
Chicony Electronics Co. Ltd.	499,000	1,250,738
Foxconn Technology Co. Ltd.	625,000	1,023,015
Innolux Corp.	3,756,461	649,647
Lite-On Technology Corp.	359,000	490,277
MediaTek, Inc.	72,000	779,723
Nanya Technology Corp.	152,099	270,083
Powertech Technology, Inc.	302,322	858,736
Realtek Semiconductor Corp.	104,000	751,418
United Microelectronics Corp.	1,918,142	865,785
Walsin Technology Corp.	61,855	329,304
Wistron Corp.	1,237,000	1,002,149
Zhen Ding Technology Holding Ltd.	188,000	578,146
		8,849,021
Materials (1.5%):
Asia Cement Corp.	773,500	1,007,751
Taiwan Cement Corp.	946,575	1,236,371
		2,244,122
		25,904,383
Thailand (2.9%):
Consumer Staples (1.0%):
Charoen Pokphand Foods PCL	651,400	482,335
Osotspa PCL	891,300	970,944
		1,453,279
Industrials (0.4%):
BTS Group Holdings PCL	1,884,400	522,527

Utilities (1.5%):
B Grimm Power PCL	269,200	326,067
Electricity Generating PCL	65,300	459,642
Gulf Energy Development PCL	168,800	771,540
Ratch Group PCL	358,616	622,872
		2,180,121
		4,155,927
Turkey (1.9%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S	198,808	371,657

Financials (1.3%):
Akbank TAS (b)	282,820	240,324
Haci Omer Sabanci Holding AS	608,927	692,062
Turkiye Garanti Bankasi A/S (b)	406,256	501,174
Turkiye Is Bankasi AS (b)	688,274	492,948
		1,926,508
Industrials (0.3%):
Turk Hava Yollari AO (b)(e)	306,039	421,194
		2,719,359

Security Description	Shares	Value
United Arab Emirates (0.3%):
Real Estate (0.3%):
Aldar Properties PJSC	892,146	$374,040
Total Common Stocks (Cost $182,650,732)		140,540,275

Preferred Stocks (1.2%)
Brazil (0.7%):
Communication Services (0.7%):
Telefonica Brasil SA	97,636	930,879

Colombia (0.2%):
Financials (0.2%):
Bancolombia SA	48,481	328,373

Russian Federation (0.3%):
Energy (0.3%):
Surgutneftegas PJSC	893,800	430,120

Total Preferred Stocks (Cost $2,157,752)		1,689,372

Collateral for Securities Loaned^ (0.3%)

United States (0.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (f)	10,930	10,930
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (f)	132,880	132,880
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (f)	5,452	5,452
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (f)	76,007	76,007
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (f)	43,493	43,493
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (f)	195,554	195,554
Total Collateral for Securities Loaned (Cost $464,316)		464,316

Total Investments (Cost $185,272,800) — 99.4%		142,693,963
Other assets in excess of liabilities — 0.6%		791,762
NET ASSETS - 100.00%		$143,485,725

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $7,239,081 and amounted to 5.2% of net assets.

(b)	Non-income producing security.
(c)	Security was fair valued based using significant unobservable inputs as of March 31, 2020.
(d)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were less than 0.05% of the Fund’s net assets.

(e)	All or a portion of this security is on loan.
(f)	Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	13	6/19/20	$526,927	$547,885	$20,958

	Total unrealized appreciation				$20,958
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$20,958